UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22761

Investment Company Act file number

Stone Ridge Trust

(Exact name of registrant as specified in charter)

510 Madison Avenue, 21st Floor

New York, New York 10022

(Address of principal executive offices) (Zip code)

Stone Ridge Asset Management LLC

510 Madison Avenue, 21st Floor

New York, New York 10022

(Name and address of agent for service)

(855) 609-3680

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2022

Date of reporting period: April 30, 2022

Item 1. Reports to Stockholders.

(a)

Semi-Annual Report

April 30, 2022

Unaudited

Stone Ridge High Yield Reinsurance Risk Premium Fund

Stone Ridge U.S. Hedged Equity Fund

Stone Ridge Diversified Alternatives Fund

Stone Ridge Bitcoin Strategy Fund

ALLOCATION OF PORTFOLIO HOLDINGS AT APRIL 30, 2022 (Unaudited)

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND PORTFOLIO ALLOCATION BY YEAR OF SCHEDULED MATURITY

2022	$190,029,567	11.4%

2023	295,017,735	17.7%

2024	452,127,060	27.2%

2025	283,675,406	17.1%

2026	128,741,106	7.7%

2027	17,178,352	1.0%

2028	7,985,124	0.5%

2029	64,648,825	3.9%

2030	1,746,588	0.1%

Not Applicable(1)	133,811,908	8.0%

Other(2)	87,709,193	5.3%
	$1,662,670,864

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND PORTFOLIO ALLOCATION BY ASSET TYPE

Asset-Backed Securities	$21,612,037	4.9%

Investment Companies	224,709,479	50.7%

Purchased Options	2,846,990	0.6%

Short-Term Investments	159,651,020	36.0%

Whole Loans	28,100,296	6.3%

Other Assets in Excess of Liabilities(3)	6,436,351	1.5%
	$443,356,173

STONE RIDGE U.S. HEDGED EQUITY FUND PORTFOLIO ALLOCATION BY ASSET TYPE

Purchased Options	$1,200	0.0%

Short-Term Investments	34,152,507	102.3%

Liabilities in Excess of Other Assets(3)	(775,731)	(2.3%	)
	$33,377,976

STONE RIDGE BITCOIN STRATEGY FUND PORTFOLIO ALLOCATION BY ASSET TYPE

Foreign Government Agency Bonds	$5,509,459	50.5%

Short-Term Investments	17,523,051	160.7%

Liabilities in Excess of Other Assets(3)	(12,130,079)	(111.2%	)
	$10,902,431

(1)	Preference shares do not have maturity dates.
(2)	Cash, cash equivalents, short-term investments and liabilities in excess of other assets.
(3)	Cash, cash equivalents and liabilities in excess of other assets.

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2022

Schedule of Investments	as of April 30, 2022 (Unaudited)

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	PRINCIPAL AMOUNT	VALUE
EVENT LINKED BONDS - 80.3%
Europe - 0.3%
Earthquake - 0.0% (a)
Azzurro Re II Class A (3 Month Euribor + 4.760%), 01/17/2024 (b)(c)(d)(e) (Cost: $487,485; Original Acquisition Date: 07/06/2020)	EUR 431,000	$457,344

Terrorism - 0.2%
Baltic PCC 2022-1 Class A (T-Bill 3 Month + 5.500%), 03/07/2025 (b)(c)(d)(e)(f) (Cost: $2,345,090; Original Acquisition Date: 03/02/2022)	GBP 1,750,000	2,177,928

Windstorm - 0.1%
Hexagon III Re Pte. Class B (3 Month Euribor + 11.000%), 01/15/2026 (b)(c)(d)(e)(f) (Cost: $2,250,098; Original Acquisition Date: 11/23/2021)	EUR 2,000,000	2,147,039

		4,782,311

Global - 13.4%
Earthquake - 0.9%
Acorn Re 2021-1 Class A (T-Bill 3 Month + 2.500%), 11/07/2024 (b)(c)(d)(e)(g) (Cost: $13,497,723; Original Acquisition Date: 10/25/2021)	$13,500,000	13,410,900
IBRD CAR 123 Class A (3 Month Libor USD + 5.500%), 12/02/2022 (b)(c)(d)(e) (Cost: $1,813,701; Original Acquisition Date: 11/15/2019)	1,812,000	1,812,091

		15,222,991

Multiperil - 12.5%
2001 Cat Re 2020-1 Class A (T-Bill 3 Month + 12.480%), 01/08/2024 (b)(c)(d)(e) (Cost: $5,750,000; Original Acquisition Date: 11/13/2020)	5,750,000	5,780,188
3264 Re 2020-1 Class A (T-Bill 3 Month + 9.750%), 02/07/2023 (b)(c)(d)(e) (Cost: $7,565,401; Original Acquisition Date: 01/17/2020)	7,500,000	7,509,000
3264 Re 2022-1 Class A (T-Bill 3 Month + 19.000%), 01/08/2025 (b)(c)(d)(e) (Cost: $9,000,000; Original Acquisition Date: 12/16/2021)	9,000,000	8,694,000
Atlas Capital 2020 DAC 2020-1 (T-Bill 3 Month + 8.700%), 06/10/2024 (b)(c)(d)(e)(h) (Cost: $7,865,000; Original Acquisition Date: 04/23/2020)	7,865,000	8,159,937

	PRINCIPAL AMOUNT	VALUE
Multiperil - 12.5% (continued)
Atlas Capital UK 2018 PLC (3 Month Libor USD + 7.040%), 06/07/2022 (b)(c)(d)(e) (Cost: $8,750,000; Original Acquisition Date: 05/25/2018)	$8,750,000	$8,748,687
Atlas Capital UK 2019 PLC 2019-1 (3 Month Libor USD + 12.240%), 06/07/2023 (b)(c)(d)(e)(h) (Cost: $4,436,000; Original Acquisition Date: 05/24/2019)	4,436,000	4,524,276
Claveau Re 2021-1 Class A (T-Bill 3 Month + 17.250%), 07/08/2025 (b)(c)(d)(e) (Cost: $10,000,000; Original Acquisition Date: 07/01/2021)	10,000,000	9,345,500
Herbie Re 2021-1 Class A (T-Bill 3 Month + 17.250%), 06/06/2025 (b)(c)(d)(e) (Cost: $5,750,000; Original Acquisition Date: 05/19/2021)	5,750,000	5,449,850
Hypatia Ltd. 2020-1 Class A (T-Bill 3 Month + 7.275%), 06/07/2023 (b)(c)(d)(e)(h) (Cost: $3,763,000; Original Acquisition Date: 07/10/2020)	3,763,000	3,852,559
Hypatia Ltd. 2020-1 Class B (T-Bill 3 Month + 10.375%), 06/07/2023 (b)(c)(d)(e) (Cost: $5,789,000; Original Acquisition Date: 07/10/2020)	5,789,000	5,986,694
Kendall Re 2021-1 Class A (T-Bill 3 Month + 4.000%), 05/02/2024 (b)(c)(d)(e) (Cost: $11,250,000; Original Acquisition Date: 04/19/2021)	11,250,000	11,053,688
Kendall Re 2021-1 Class B (T-Bill 3 Month + 6.250%), 05/02/2024 (b)(c)(d)(e) (Cost: $8,500,000; Original Acquisition Date: 04/19/2021)	8,500,000	8,376,750
Kilimanjaro III Re 2021-1 Class A-1 (T-Bill 3 Month + 11.250%), 04/21/2025 (b)(c)(d)(e) (Cost: $8,258,111; Original Acquisition Date: 04/08/2021)	8,250,000	8,117,175
Kilimanjaro III Re 2021-1 Class B-1 (T-Bill 3 Month + 4.500%), 04/21/2025 (b)(c)(d)(e) (Cost: $2,500,000; Original Acquisition Date: 04/08/2021)	2,500,000	2,442,000
Kilimanjaro III Re 2021-1 Class C-1 (T-Bill 3 Month + 4.250%), 04/21/2025 (b)(c)(d)(e) (Cost: $6,196,000; Original Acquisition Date: 04/08/2021)	6,250,000	6,153,125

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2022

Schedule of Investments	as of April 30, 2022 (Unaudited)

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	PRINCIPAL AMOUNT	VALUE
Multiperil - 12.5% (continued)
Kilimanjaro III Re 2021-2 Class A-2 (T-Bill 3 Month + 11.250%), 04/20/2026 (b)(c)(d)(e)(h) (Cost: $6,750,000; Original Acquisition Date: 04/08/2021)	$6,750,000	$6,657,188
Kilimanjaro III Re 2021-2 Class B-2 (T-Bill 3 Month + 4.500%), 04/20/2026 (b)(c)(d)(e) (Cost: $3,000,000; Original Acquisition Date: 04/08/2021)	3,000,000	2,927,100
Kilimanjaro III Re 2021-2 Class C-2 (T-Bill 3 Month + 4.250%), 04/20/2026 (b)(c)(d)(e)(h) (Cost: $2,750,000; Original Acquisition Date: 04/08/2021)	2,750,000	2,717,000
Matterhorn Re Argon 2022-1 Class A (SOFR + 7.250%), 01/25/2027 (b)(c)(d)(e)(f) (Cost: $1,000,000; Original Acquisition Date: 03/31/2022)	1,000,000	1,000,600
Matterhorn Re Ltd 2020-2 Class A (T-Bill 3 Month + 5.000%), 01/08/2024 (b)(c)(d)(e)(g) (Cost: $7,415,608; Original Acquisition Date: 02/24/2021)	7,451,000	7,102,293
Matterhorn Re Ltd SR2021-1 Class A (SOFR + 5.750%), 12/07/2025 (b)(c)(d)(e) (Cost: $3,750,000; Original Acquisition Date: 12/15/2021)	3,750,000	3,708,750
Matterhorn Re Ltd SR2022-1 Class A (SOFR + 5.250%), 03/24/2025 (b)(c)(d)(e) (Cost: $4,000,000; Original Acquisition Date: 03/10/2022)	4,000,000	3,984,800
Matterhorn Re Ltd SR2022-1 Class B (SOFR + 7.750%), 03/24/2025 (b)(c)(d)(e) (Cost: $4,000,000; Original Acquisition Date: 03/10/2022)	4,000,000	3,978,000
Montoya Re 2022-1 Class A (T-Bill 3 Month + 6.750%), 04/07/2029 (b)(c)(d)(e) (Cost: $7,500,000; Original Acquisition Date: 03/23/2022)	7,500,000	7,476,000
Northshore Re 2018-1 Class A (3 Month Libor USD + 8.010%), 07/08/2022 (b)(c)(d)(e)(h) (Cost: $19,006,018; Original Acquisition Date: 07/02/2018)	19,010,000	18,952,970
Northshore Re II 2019-1 Class A (T-Bill 3 Month + 7.310%), 07/07/2023 (b)(c)(d)(e)(h) (Cost: $14,367,037; Original Acquisition Date: 06/21/2019)	14,095,000	14,272,597

	PRINCIPAL AMOUNT	VALUE
Multiperil - 12.5% (continued)
Sakura Re 2021-1 Class A (T-Bill 3 Month + 2.250%), 04/07/2025 (b)(c)(d)(e) (Cost: $6,250,000; Original Acquisition Date: 03/24/2021)	$6,250,000	$6,236,563
Sakura Re 2021-1 Class B (T-Bill 3 Month + 4.000%), 04/07/2025 (b)(c)(d)(e) (Cost: $10,250,000; Original Acquisition Date: 03/24/2021)	10,250,000	10,223,350
Vista Re 2021-1 Class A (T-Bill 3 Month + 6.750%), 05/21/2024 (b)(c)(d)(e)(h) (Cost: $15,000,000; Original Acquisition Date: 04/26/2021)	15,000,000	14,890,500

		208,321,140

		223,544,131

Jamaica - 1.0%
Windstorm - 1.0%
IBRD CAR 130 (SOFR + 4.400%), 12/29/2023 (b)(c)(d)(e) (Cost: $16,000,000; Original Acquisition Date: 07/19/2021)	16,000,000	15,820,000

Japan - 3.7%
Earthquake - 3.4%
Kizuna Re III 2021-1 Class A (T-Bill 3 Month + 2.000%), 04/07/2026 (b)(c)(d)(e) (Cost: $2,000,000; Original Acquisition Date: 03/22/2021)	2,000,000	1,989,000
Nakama Re 2018-1 Class 1 (3 Month Libor USD + 2.000%), 04/13/2023 (b)(c)(d)(e)(h) (Cost: $15,240,196; Original Acquisition Date: 02/22/2018)	15,256,000	15,219,386
Nakama Re 2018-1 Class 2 (3 Month Libor USD + 3.000%), 04/13/2023 (b)(c)(d)(e)(g)(h) (Cost: $6,624,751; Original Acquisition Date: 02/22/2018)	6,638,000	6,631,362
Nakama Re 2020-1 Class 1 (T-Bill 3 Month + 2.200%), 01/07/2025 (b)(c)(d)(e)(g) (Cost: $1,129,000; Original Acquisition Date: 02/04/2020)	1,129,000	1,129,790
Nakama Re Pte. 2021-1 Class 1 (T-Bill 3 Month + 2.050%), 10/13/2026 (b)(c)(d)(e)(g)(h) (Cost: $22,000,000; Original Acquisition Date: 09/22/2021)	22,000,000	21,901,000

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2022

Schedule of Investments	as of April 30, 2022 (Unaudited)

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	PRINCIPAL AMOUNT	VALUE
Earthquake - 3.4% (continued)
Nakama Re Pte. 2021-1 Class 2 (T-Bill 3 Month + 2.750%), 10/13/2026 (b)(c)(d)(e)(h) (Cost: $10,250,000; Original Acquisition Date: 09/22/2021)	$10,250,000	$10,219,250

		57,089,788

Multiperil - 0.3%
Tomoni Re Pte 2022-1 Class B-1 (T-Bill 3 Month + 2.750%), 04/07/2030 (b)(c)(d)(e) (Cost: $1,750,000; Original Acquisition Date: 03/28/2022)	1,750,000	1,746,588
Umigame Re 2021-1 Class A-1 (T-Bill 3 Month + 2.250%), 04/07/2025 (b)(c)(d)(e) (Cost: $1,750,000; Original Acquisition Date: 06/18/2021)	1,750,000	1,745,450
Umigame Re 2021-1 Class A-2 (T-Bill 3 Month + 2.500%), 04/07/2025 (b)(c)(d)(e) (Cost: $1,000,000; Original Acquisition Date: 06/18/2021)	1,000,000	1,000,800
Umigame Re 2021-1 Class B (T-Bill 3 Month + 4.750%), 04/07/2025 (b)(c)(d)(e) (Cost: $750,000; Original Acquisition Date: 06/18/2021)	750,000	748,875

		5,241,713

		62,331,501

Mexico - 1.1%
Earthquake - 0.6%
IBRD CAR 125 Class A (3 Month Libor USD + 3.500%), 03/13/2024 (b)(c)(d)(e)(g) (Cost: $7,009,208; Original Acquisition Date: 03/09/2022)	7,006,000	7,037,527
IBRD CAR 126 Class B (3 Month Libor USD + 9.000%), 03/13/2024 (b)(c)(d)(e) (Cost: $3,124,643; Original Acquisition Date: 02/28/2020)	3,111,000	3,127,333

		10,164,860

Windstorm - 0.5%
IBRD CAR 127 Class C (3 Month Libor USD + 10.000%), 03/13/2024 (b)(c)(d)(e)(g) (Cost: $7,545,284; Original Acquisition Date: 02/28/2020)	7,521,000	7,529,273

		17,694,133

	PRINCIPAL AMOUNT	VALUE
United States - 60.8%
Earthquake - 10.6%
Logistics Re 2021-1 Class A (T-Bill 3 Month + 3.500%), 12/20/2024 (b)(c)(d)(e) (Cost: $3,500,000; Original Acquisition Date: 12/10/2021)	$3,500,000	$3,491,600
Merna Re II 2021-1 Class A (T-Bill 3 Month + 3.750%), 04/05/2024 (b)(c)(d)(e)(h) (Cost: $3,500,000; Original Acquisition Date: 03/26/2021)	3,500,000	3,517,500
Merna Re II 2022-1 Class A (SOFR + 3.750%), 04/07/2025 (b)(c)(d)(e) (Cost: $10,000,000; Original Acquisition Date: 03/25/2022)	10,000,000	9,980,000
Phoenician Re 2021-1 Class A (T-Bill 3 Month + 2.500%), 12/14/2028 (b)(c)(d)(e) (Cost: $4,976,750; Original Acquisition Date: 12/01/2021)	5,000,000	4,959,500
Phoenician Re Ltd. 2020-1 Class A (T-Bill 3 Month + 3.000%), 12/14/2023 (b)(c)(d)(e)(h) (Cost: $5,000,000; Original Acquisition Date: 11/24/2020)	5,000,000	5,027,750
Phoenician Re Ltd. 2020-2 Class A (T-Bill 3 Month + 2.900%), 12/14/2023 (b)(c)(d)(e)(h) (Cost: $3,000,000; Original Acquisition Date: 12/08/2020)	3,000,000	3,016,500
Sierra 2020-1 Class A (T-Bill 3 Month + 3.250%), 12/28/2022 (b)(c)(d)(e)(g) (Cost: $2,000,000; Original Acquisition Date: 12/20/2019)	2,000,000	1,987,900
Sierra 2020-1 Class B (T-Bill 3 Month + 5.750%), 12/28/2022 (b)(c)(d)(e)(g) (Cost: $3,750,000; Original Acquisition Date: 12/20/2019)	3,750,000	3,730,312
Sierra 2021-1 Class A (T-Bill 3 Month + 2.700%), 01/31/2024 (b)(c)(d)(e)(h) (Cost: $2,749,250; Original Acquisition Date: 02/09/2022)	2,750,000	2,697,750
Sierra 2021-1 Class B (T-Bill 3 Month + 4.750%), 01/31/2024 (b)(c)(d)(e) (Cost: $1,000,000; Original Acquisition Date: 01/25/2021)	1,000,000	984,900
Sutter Re 2020-1 Class A (T-Bill 3 Month + 5.040%), 05/23/2023 (b)(c)(d)(e) (Cost: $8,108,253; Original Acquisition Date: 01/11/2022)	8,000,000	8,042,400

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2022

Schedule of Investments	as of April 30, 2022 (Unaudited)

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	PRINCIPAL AMOUNT	VALUE
Earthquake - 10.6% (continued)
Sutter Re 2020-2 Class A (T-Bill 3 Month + 5.040%), 06/06/2022 (b)(c)(d)(e) (Cost: $16,781,000; Original Acquisition Date: 05/13/2020)	$16,781,000	$16,776,805
Sutter Re 2020-2 Class F (T-Bill 3 Month + 8.660%), 06/06/2022 (b)(c)(d)(e) (Cost: $15,523,000; Original Acquisition Date: 05/13/2020)	15,523,000	15,547,061
Torrey Pines Re 2021-1 Class A (T-Bill 3 Month + 4.000%), 06/07/2024 (b)(c)(d)(e)(h) (Cost: $11,188,431; Original Acquisition Date: 03/12/2021)	11,200,000	11,062,800
Torrey Pines Re 2021-1 Class B (T-Bill 3 Month + 5.250%), 06/07/2024 (b)(c)(d)(e) (Cost: $12,756,867; Original Acquisition Date: 03/12/2021)	12,750,000	12,664,575
Ursa Re 2019-1 Class C (T-Bill 3 Month + 5.750%), 12/10/2022 (b)(c)(d)(e)(g)(h) (Cost: $23,363,745; Original Acquisition Date: 11/20/2019)	23,348,000	23,449,564
Ursa Re II 2020-1 Class AA (T-Bill 3 Month + 3.750%), 12/07/2023 (b)(c)(d)(e)(h) (Cost: $21,350,179; Original Acquisition Date: 10/08/2020)	21,217,000	21,126,828
Ursa Re II 2020-1 Class D (T-Bill 3 Month + 6.250%), 12/07/2023 (b)(c)(d)(e)(h) (Cost: $17,689,500; Original Acquisition Date: 10/08/2020)	17,697,000	17,617,363
Ursa Re II 2021-1 Class F (T-Bill 3 Month + 6.190%), 12/06/2024 (b)(c)(d)(e)(h) (Cost: $9,750,000; Original Acquisition Date: 02/25/2021)	9,750,000	9,447,750
Wrigley Re 2021-1 Class A (T-Bill 3 Month + 2.400%), 07/08/2024 (b)(c)(d)(e) (Cost: $750,000; Original Acquisition Date: 06/17/2021)	750,000	745,050

		175,873,908

Fire - 1.1%
Power Protective Re 2020-1 Class A (T-Bill 3 Month + 10.750%), 12/15/2023 (b)(c)(d)(e) (Cost: $4,000,000; Original Acquisition Date: 12/03/2020)	4,000,000	3,983,400
Power Protective Re 2021-1 Class A (T-Bill 3 Month + 15.000%), 10/09/2024 (b)(c)(d)(e) (Cost: $2,750,000; Original Acquisition Date: 09/29/2021)	2,750,000	2,746,975

	PRINCIPAL AMOUNT	VALUE
Fire - 1.1% (continued)
SD Re 2020-1 Class A (T-Bill 3 Month + 9.750%), 07/14/2023 (b)(c)(d)(e)(g) (Cost: $1,438,000; Original Acquisition Date: 07/02/2020)	$1,438,000	$1,441,523
SD Re 2021-1 Class A (T-Bill 3 Month + 8.750%), 11/19/2024 (b)(c)(d)(e) (Cost: $2,750,000; Original Acquisition Date: 10/18/2021)	2,750,000	2,750,687
SD Re 2021-1 Class B (T-Bill 3 Month + 9.250%), 11/19/2024 (b)(c)(d)(e) (Cost: $7,750,000; Original Acquisition Date: 10/18/2021)	7,750,000	7,748,063

		18,670,648

Flood - 5.8%
FloodSmart Re 2020 Class A (T-Bill 3 Month + 11.580%), 02/27/2023 (b)(c)(d)(e)(g)(h) (Cost: $25,003,719; Original Acquisition Date: 02/14/2020)	25,014,000	24,656,300
FloodSmart Re 2020 Class B (T-Bill 3 Month + 15.080%), 02/27/2023 (b)(c)(d)(e)(h) (Cost: $9,000,000; Original Acquisition Date: 02/14/2020)	9,000,000	8,729,100
FloodSmart Re 2021-1 Class A (T-Bill 3 Month + 13.580%), 03/01/2024 (b)(c)(d)(e)(h) (Cost: $26,441,052; Original Acquisition Date: 02/16/2021)	26,500,000	25,646,700
FloodSmart Re 2021-1 Class B (T-Bill 3 Month + 17.330%), 03/01/2024 (b)(c)(d)(e)(h) (Cost: $7,016,990; Original Acquisition Date: 05/07/2021)	7,000,000	6,542,550
FloodSmart Re 2022-1 Class A (T-Bill 3 Month + 11.250%), 02/26/2029 (b)(c)(d)(e) (Cost: $22,000,000; Original Acquisition Date: 02/14/2022)	22,000,000	21,695,300
FloodSmart Re 2022-1 Class B (T-Bill 3 Month + 13.750%), 02/26/2029 (b)(c)(d)(e) (Cost: $7,500,000; Original Acquisition Date: 02/14/2022)	7,500,000	7,378,125
FloodSmart Re 2022-1 Class C (T-Bill 3 Month + 17.750%), 02/26/2029 (b)(c)(d)(e) (Cost: $1,750,000; Original Acquisition Date: 02/14/2022)	1,750,000	1,706,250

		96,354,325

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2022

Schedule of Investments	as of April 30, 2022 (Unaudited)

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	PRINCIPAL AMOUNT	VALUE
Mortality/Longevity/Disease - 1.8%
La Vie Re 2020-1 Class A (3 Month Libor USD + 2.850%), 10/06/2023 (b)(c)(d)(e)(h) (Cost: $2,250,000; Original Acquisition Date: 10/19/2020)	$2,250,000	$2,227,387
Vita Capital VI 2021-1 Class B (SOFR + 3.124%), 01/08/2026 (b)(c)(d)(e) (Cost: $8,000,000; Original Acquisition Date: 07/02/2021)	8,000,000	7,940,000
Vitality Re X 2019 Class B (T-Bill 3 Month + 2.000%), 01/10/2023 (b)(c)(d)(e)(h) (Cost: $3,728,770; Original Acquisition Date: 01/17/2019)	3,750,000	3,692,062
Vitality Re XI Limited 2020 Class A (T-Bill 3 Month + 1.500%), 01/09/2024 (b)(c)(d)(e)(h) (Cost: $2,180,464; Original Acquisition Date: 01/23/2020)	2,200,000	2,147,200
Vitality Re XI Limited 2020 Class B (T-Bill 3 Month + 1.800%), 01/09/2024 (b)(c)(d)(e)(h) (Cost: $3,668,347; Original Acquisition Date: 01/21/2021)	3,750,000	3,627,938
Vitality Re XII 2021 Class A (T-Bill 3 Month + 2.250%), 01/07/2025 (b)(c)(d)(e)(h) (Cost: $7,864,299; Original Acquisition Date: 01/29/2021)	7,940,000	7,793,507
Vitality Re XII 2021 Class B (T-Bill 3 Month + 2.750%), 01/07/2025 (b)(c)(d)(e)(h) (Cost: $3,000,000; Original Acquisition Date: 01/29/2021)	3,000,000	2,922,150

		30,350,244

Multiperil - 25.1%
Armor Re II 2019-1 Class A (T-Bill 3 Month + 6.420%), 06/08/2022 (b)(c)(d)(e) (Cost: $9,026,321; Original Acquisition Date: 06/08/2020)	9,031,000	9,039,579
Blue Halo Re 2022-1 Class A (T-Bill 3 Month + 9.750%), 02/26/2029 (b)(c)(d)(e) (Cost: $1,500,000; Original Acquisition Date: 02/11/2022)	1,500,000	1,490,325
Blue Halo Re 2022-1 Class B (T-Bill 3 Month + 15.250%), 02/26/2029 (b)(c)(d)(e) (Cost: $1,750,000; Original Acquisition Date: 02/11/2022)	1,750,000	1,715,787
Bonanza Re 2020-1 Class A (T-Bill 3 Month + 4.870%), 02/20/2024 (b)(c)(d)(e) (Cost: $11,333,745; Original Acquisition Date: 02/13/2020)	11,275,000	11,272,181

	PRINCIPAL AMOUNT	VALUE
Multiperil - 25.1% (continued)
Bowline 2018-1 Class A (T-Bill 3 Month + 4.760%), 05/23/2022 (b)(c)(d)(e) (Cost: $16,927,958; Original Acquisition Date: 05/10/2018)	$16,938,000	$16,945,622
Bowline Re 2019-1 Class A (T-Bill 3 Month + 4.500%), 03/20/2023 (b)(c)(d)(e)(h) (Cost: $4,017,000; Original Acquisition Date: 03/08/2019)	4,017,000	4,014,791
Bowline Re 2019-1 Class B (T-Bill 3 Month + 8.850%), 03/20/2023 (b)(c)(d)(e)(g) (Cost: $5,434,059; Original Acquisition Date: 03/08/2019)	5,438,000	5,416,248
Caelus Re 2018-1 Class A (T-Bill 3 Month + 0.500%), 06/09/2025 (b)(c)(d)(e) (Cost: $2,319,000; Original Acquisition Date: 05/04/2018)	2,319,000	1,704,465
Caelus Re 2018-1 Class B (T-Bill 3 Month + 0.100%), 06/09/2025 (b)(c)(d)(e)(f) (Cost: $1,902,959; Original Acquisition Date: 05/04/2018)	1,905,000	23,908
Caelus Re 2018-1 Class C (T-Bill 3 Month + 0.100%), 06/09/2025 (b)(c)(d)(e)(f) (Cost: $2,782,000; Original Acquisition Date: 05/04/2018)	2,782,000	14,049
Caelus Re 2018-1 Class D (T-Bill 3 Month + 0.100%), 06/09/2025 (b)(c)(d)(e)(f) (Cost: $464,000; Original Acquisition Date: 05/04/2018)	464,000	2,343
Caelus Re 2020-1 Class A-1 (T-Bill 3 Month + 5.380%), 06/07/2023 (b)(c)(d)(e) (Cost: $6,833,491; Original Acquisition Date: 02/20/2020)	6,865,000	6,923,009
Caelus Re 2020-1 Class B-1 (T-Bill 3 Month + 5.380%), 06/07/2024 (b)(c)(d)(e) (Cost: $4,000,000; Original Acquisition Date: 02/20/2020)	4,000,000	4,061,000
Caelus Re V 2017-1 Class B (T-Bill 3 Month + 0.100%), 06/05/2024 (b)(c)(d)(e) (Cost: $129,700; Original Acquisition Date: 04/27/2017)	129,700	74,577
Caelus Re V 2017-1 Class C (T-Bill 3 Month + 0.100%), 06/05/2023 (b)(c)(d)(e)(f) (Cost: $830,000; Original Acquisition Date: 04/27/2017)	830,000	41,500

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2022

Schedule of Investments	as of April 30, 2022 (Unaudited)

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	PRINCIPAL AMOUNT	VALUE
Multiperil - 25.1% (continued)
Caelus Re V 2017-1 Class D (T-Bill 3 Month + 0.100%), 06/05/2023 (b)(c)(d)(e)(f) (Cost: $366,684; Original Acquisition Date: 04/27/2017)	$366,684	$37
Easton Re 2020-1 Class A (T-Bill 3 Month + 4.000%), 01/08/2024 (b)(c)(d)(e) (Cost: $4,841,912; Original Acquisition Date: 12/15/2020)	4,853,000	4,799,617
Espada Reinsurance 2016-1 Class 20 (T-Bill 3 Month + 0.500%), 06/06/2022 (b)(c)(d)(e)(f) (Cost: $152,255; Original Acquisition Date: 02/12/2016)	152,255	45,677
Four Lakes Re 2020-1 Class A (T-Bill 3 Month + 7.000%), 01/05/2024 (b)(c)(d)(e) (Cost: $750,000; Original Acquisition Date: 11/05/2020)	750,000	748,725
Four Lakes Re 2020-1 Class B (T-Bill 3 Month + 9.500%), 01/05/2024 (b)(c)(d)(e) (Cost: $3,781,680; Original Acquisition Date: 11/05/2020)	3,750,000	3,735,937
Four Lakes Re 2021-1 Class A (T-Bill 3 Month + 4.750%), 07/01/2025 (b)(c)(d)(e) (Cost: $3,500,000; Original Acquisition Date: 12/15/2021)	3,500,000	3,469,025
Galileo Re 2019-1 Class C (T-Bill 3 Month + 9.870%), 01/08/2024 (b)(c)(d)(e)(h) (Cost: $3,000,000; Original Acquisition Date: 12/06/2019)	3,000,000	2,971,500
Galileo Re 2019-1 Class D (T-Bill 3 Month + 8.070%), 01/08/2024 (b)(c)(d)(e)(g)(h) (Cost: $2,000,000; Original Acquisition Date: 12/06/2019)	2,000,000	1,989,600
Golden State Re II 2018-1 Class A (3 Month Libor USD + 2.200%), 01/08/2023 (b)(c)(d)(e)(h) (Cost: $7,250,000; Original Acquisition Date: 11/29/2018)	7,250,000	7,244,925
Herbie Re 2020-1 Class A (T-Bill 3 Month + 9.130%), 07/08/2024 (b)(c)(d)(e) (Cost: $6,899,000; Original Acquisition Date: 06/09/2020)	6,899,000	6,348,460
Herbie Re 2020-2 Class A (T-Bill 3 Month + 6.730%), 01/08/2025 (b)(c)(d)(e) (Cost: $1,250,000; Original Acquisition Date: 10/19/2020)	1,250,000	1,263,187

	PRINCIPAL AMOUNT	VALUE
Multiperil - 25.1% (continued)
Herbie Re 2020-2 Class B (T-Bill 3 Month + 9.720%), 01/08/2025 (b)(c)(d)(e) (Cost: $4,065,905; Original Acquisition Date: 10/19/2020)	$4,000,000	$4,060,800
Herbie Re 2020-2 Class C (T-Bill 3 Month + 15.850%), 01/06/2023 (b)(c)(d)(e) (Cost: $1,266,723; Original Acquisition Date: 10/19/2020)	1,250,000	1,209,687
Kilimanjaro III Re 2019-1 Class A-1 (T-Bill 3 Month + 16.660%), 12/19/2023 (b)(c)(d)(e) (Cost: $6,750,000; Original Acquisition Date: 12/09/2019)	6,750,000	6,418,237
Kilimanjaro III Re 2019-1 Class A-2 (T-Bill 3 Month + 16.660%), 12/19/2024 (b)(c)(d)(e) (Cost: $10,907,652; Original Acquisition Date: 12/09/2019)	11,117,000	10,591,166
Kilimanjaro III Re 2019-1 Class B-1 (T-Bill 3 Month + 9.910%), 12/19/2023 (b)(c)(d)(e) (Cost: $12,500,000; Original Acquisition Date: 12/09/2019)	12,500,000	12,433,750
Kilimanjaro III Re 2019-1 Class B-2 (T-Bill 3 Month + 9.910%), 12/19/2024 (b)(c)(d)(e)(h) (Cost: $9,250,000; Original Acquisition Date: 12/09/2019)	9,250,000	9,240,287
Kilimanjaro Re 2018-1 Class A-1 (3 Month Libor USD + 13.610%), 05/06/2022 (b)(c)(d)(e) (Cost: $12,975,927; Original Acquisition Date: 04/18/2018)	12,979,000	12,979,000
Kilimanjaro Re 2018-1 Class B-1 (3 Month Libor USD + 4.940%), 05/06/2022 (b)(c)(d)(e)(h) (Cost: $8,035,862; Original Acquisition Date: 04/18/2018)	8,036,000	8,036,402
Kilimanjaro Re 2018-2 Class A-2 (3 Month Libor USD + 13.610%), 05/05/2023 (b)(c)(d)(e) (Cost: $6,810,932; Original Acquisition Date: 04/18/2018)	6,840,000	6,568,794
Kilimanjaro Re 2018-2 Class B-2 (3 Month Libor USD + 4.940%), 05/05/2023 (b)(c)(d)(e)(h) (Cost: $8,571,761; Original Acquisition Date: 04/18/2018)	8,555,000	8,444,213
Long Point Re III 2018-1 Class A (T-Bill 3 Month + 2.750%), 06/01/2022 (b)(c)(d)(e)(h) (Cost: $20,918,634; Original Acquisition Date: 10/31/2018)	20,946,000	20,767,959

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2022

Schedule of Investments	as of April 30, 2022 (Unaudited)

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	PRINCIPAL AMOUNT	VALUE
Multiperil - 25.1% (continued)
MetroCat Re 2020-1 Class A (T-Bill 3 Month + 5.500%), 05/08/2023 (b)(c)(d)(e)(h) (Cost: $3,556,823; Original Acquisition Date: 05/06/2020)	$3,533,000	$3,543,246
Mona Lisa Re 2020-1 Class A (T-Bill 3 Month + 7.500%), 01/09/2023 (b)(c)(d)(e)(g) (Cost: $7,750,000; Original Acquisition Date: 12/30/2019)	7,750,000	7,695,750
Mona Lisa Re 2020-1 Class B (T-Bill 3 Month + 8.000%), 01/09/2023 (b)(c)(d)(e)(g) (Cost: $6,500,000; Original Acquisition Date: 12/30/2019)	6,500,000	6,468,800
Mona Lisa Re 2021-1 Class A (T-Bill 3 Month + 7.000%), 07/08/2025 (b)(c)(d)(e) (Cost: $12,772,931; Original Acquisition Date: 02/18/2022)	12,750,000	12,607,837
Mystic Re IV 2021-1 Class A (T-Bill 3 Month + 9.750%), 01/08/2024 (b)(c)(d)(e)(h) (Cost: $17,871,928; Original Acquisition Date: 12/15/2020)	17,638,000	17,691,796
Mystic Re IV 2021-2 Class A (T-Bill 3 Month + 5.810%), 01/08/2025 (b)(c)(d)(e) (Cost: $16,212,630; Original Acquisition Date: 06/09/2021)	16,250,000	15,892,500
Mystic Re IV 2021-2 Class B (T-Bill 3 Month + 11.690%), 01/08/2025 (b)(c)(d)(e) (Cost: $2,250,000; Original Acquisition Date: 06/09/2021)	2,250,000	2,205,225
Northshore Re II 2021-1 Class A (T-Bill 3 Month + 5.750%), 01/08/2024 (b)(c)(d)(e) (Cost: $7,500,000; Original Acquisition Date: 12/02/2020)	7,500,000	7,410,000
Putnam Re Pte. Ltd. 2021-1 Class A (T-Bill 3 Month + 5.500%), 06/07/2024 (b)(c)(d)(e) (Cost: $4,250,000; Original Acquisition Date: 05/21/2021)	4,250,000	4,246,813
Residential Re 2016-I Class 10 (T-Bill 3 Month + 0.500%), 06/06/2022 (b)(c)(d)(e)(f) (Cost: $701,983; Original Acquisition Date: 04/28/2016)	701,983	17,550
Residential Re 2018-I Class 13 (T-Bill 3 Month + 3.460%), 06/06/2022 (b)(c)(d)(e) (Cost: $6,396,295; Original Acquisition Date: 04/30/2018)	6,397,000	6,369,493

	PRINCIPAL AMOUNT	VALUE
Multiperil - 25.1% (continued)
Residential Re 2018-II Class 2 (T-Bill 3 Month + 11.650%), 12/06/2022 (b)(c)(d)(e) (Cost: $5,197,543; Original Acquisition Date: 11/15/2018)	$5,200,000	$5,105,620
Residential Re 2019-I Class 12 (T-Bill 3 Month + 7.940%), 06/06/2023 (b)(c)(d)(e) (Cost: $495,000; Original Acquisition Date: 05/08/2019)	495,000	462,825
Residential Re 2019-I Class 13 (T-Bill 3 Month + 4.650%), 06/06/2023 (b)(c)(d)(e) (Cost: $1,158,361; Original Acquisition Date: 05/08/2019)	1,162,000	1,147,707
Residential Re 2019-II Class 2 (T-Bill 3 Month + 12.230%), 12/06/2023 (b)(c)(d)(e) (Cost: $1,456,000; Original Acquisition Date: 11/05/2019)	1,456,000	1,410,136
Residential Re 2020-I Class 13 (T-Bill 3 Month + 5.500%), 06/06/2024 (b)(c)(d)(e) (Cost: $2,241,000; Original Acquisition Date: 05/27/2020)	2,241,000	2,229,011
Residential Re 2020-II Class 3 (T-Bill 3 Month + 8.240%), 12/06/2024 (b)(c)(d)(e) (Cost: $914,000; Original Acquisition Date: 10/30/2020)	914,000	905,546
Residential Re 2020-II Class 4 (T-Bill 3 Month + 6.510%), 12/06/2024 (b)(c)(d)(e) (Cost: $5,009,911; Original Acquisition Date: 10/30/2020)	4,981,000	5,015,618
Residential Re 2021-I Class 11 (T-Bill 3 Month + 9.250%), 06/06/2025 (b)(c)(d)(e) (Cost: $9,981,663; Original Acquisition Date: 05/06/2021)	10,000,000	9,754,000
Residential Re 2021-I Class 12 (T-Bill 3 Month + 5.250%), 06/06/2025 (b)(c)(d)(e) (Cost: $6,000,000; Original Acquisition Date: 05/06/2021)	6,000,000	5,839,800
Residential Re 2021-I Class 13 (T-Bill 3 Month + 3.750%), 06/06/2025 (b)(c)(d)(e) (Cost: $6,003,761; Original Acquisition Date: 05/06/2021)	6,000,000	5,882,100
Residential Re 2021-I Class 14 (T-Bill 3 Month + 2.500%), 06/06/2025 (b)(c)(d)(e) (Cost: $7,736,313; Original Acquisition Date: 05/06/2021)	7,750,000	7,586,863

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2022

Schedule of Investments	as of April 30, 2022 (Unaudited)

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	PRINCIPAL AMOUNT	VALUE
Multiperil - 25.1% (continued)
Riverfront Re 2021 Class A (T-Bill 3 Month + 4.250%), 01/07/2025 (b)(c)(d)(e) (Cost: $11,750,000; Original Acquisition Date: 05/21/2021)	$11,750,000	$11,620,750
Riverfront Re 2021 Class B (T-Bill 3 Month + 6.500%), 01/07/2025 (b)(c)(d)(e) (Cost: $2,750,000; Original Acquisition Date: 05/21/2021)	2,750,000	2,728,000
Sanders Re II 2020-1 Class A (3 Month Libor USD + 4.360%), 04/07/2024 (b)(c)(d)(e) (Cost: $4,811,000; Original Acquisition Date: 03/18/2020)	4,811,000	4,845,399
Sanders Re II 2021-1 Class A (T-Bill 3 Month + 3.500%), 04/07/2025 (b)(c)(d)(e) (Cost: $6,250,000; Original Acquisition Date: 05/24/2021)	6,250,000	6,172,188
Sanders Re II 2021-2 Class A (T-Bill 3 Month + 3.250%), 04/07/2025 (b)(c)(d)(e) (Cost: $4,000,000; Original Acquisition Date: 11/23/2021)	4,000,000	3,978,600
Sanders Re II 2021-2 Class B (T-Bill 3 Month + 12.500%), 04/07/2025 (b)(c)(d)(e) (Cost: $1,500,000; Original Acquisition Date: 11/23/2021)	1,500,000	1,460,700
Sanders Re III 2022-1 Class A (SOFR + 3.500%), 04/09/2029 (b)(c)(d)(e) (Cost: $10,000,000; Original Acquisition Date: 03/22/2022)	10,000,000	9,975,000
Sanders Re III 2022-1 Class B (SOFR + 10.750%), 04/09/2029 (b)(c)(d)(e) (Cost: $7,000,000; Original Acquisition Date: 03/22/2022)	7,000,000	6,963,600
Stratosphere Re 2020-1 Class A (T-Bill 3 Month + 2.750%), 02/07/2023 (b)(c)(d)(e)(g) (Cost: $1,929,153; Original Acquisition Date: 01/17/2020)	1,932,000	1,925,818
Sussex Capital UK PCC 2020-1 (T-Bill 3 Month + 8.180%), 01/08/2025 (b)(c)(d)(e)(h) (Cost: $15,081,518; Original Acquisition Date: 12/07/2020)	15,000,000	14,970,000
Titania Re 2021-1 Class A (T-Bill 3 Month + 4.500%), 06/21/2024 (b)(c)(d)(e) (Cost: $8,509,844; Original Acquisition Date: 06/09/2021)	8,500,000	8,457,075

	PRINCIPAL AMOUNT	VALUE
Multiperil - 25.1% (continued)
Titania Re 2021-2 Class A (T-Bill 3 Month + 6.500%), 12/27/2024 (b)(c)(d)(e) (Cost: $4,500,000; Original Acquisition Date: 12/08/2021)	$4,500,000	$4,450,500
Topanga Re 2021-1 Class A (T-Bill 3 Month + 4.750%), 01/08/2026 (b)(c)(d)(e) (Cost: $7,000,000; Original Acquisition Date: 12/08/2021)	7,000,000	6,916,350
Topanga Re 2021-1 Class B (T-Bill 3 Month + 15.000%), 01/08/2024 (b)(c)(d)(e) (Cost: $3,000,000; Original Acquisition Date: 12/08/2021)	3,000,000	2,946,000
Vista Re 2022-1 Class A (T-Bill 3 Month + 14.500%), 05/21/2025 (b)(c)(d)(e) (Cost: $4,500,000; Original Acquisition Date: 04/21/2022)	4,500,000	4,499,775

		417,504,360

Windstorm - 16.4%
Alamo Re 2019-1 Class A (T-Bill 3 Month + 5.040%), 06/08/2022 (b)(c)(d)(e)(g) (Cost: $2,708,000; Original Acquisition Date: 05/21/2019)	2,708,000	2,705,427
Alamo Re 2020-1 Class A (T-Bill 3 Month + 5.460%), 06/08/2023 (b)(c)(d)(e)(h) (Cost: $20,067,789; Original Acquisition Date: 05/29/2020)	19,930,000	20,173,146
Alamo Re Ltd 2021-1 Class A (T-Bill 3 Month + 4.000%), 06/07/2024 (b)(c)(d)(e) (Cost: $34,906,664; Original Acquisition Date: 05/21/2021)	35,000,000	34,195,000
Astro Re 2021-1 Class A (T-Bill 3 Month + 8.000%), 07/08/2025 (b)(c)(d)(e) (Cost: $3,600,000; Original Acquisition Date: 07/06/2021)	3,600,000	3,533,400
Blue Halo Re 2020-1 Class A (T-Bill 3 Month + 13.250%), 06/28/2023 (b)(c)(d)(e) (Cost: $4,884,000; Original Acquisition Date: 06/16/2020)	4,884,000	4,979,238
Bonanza Re 2020-2 Class A (T-Bill 3 Month + 4.750%), 12/23/2024 (b)(c)(d)(e) (Cost: $2,510,000; Original Acquisition Date: 12/15/2020)	2,510,000	2,485,402
Bonanza Re 2022-2 Class A (T-Bill 3 Month + 5.750%), 03/16/2025 (b)(c)(d)(e) (Cost: $4,500,000; Original Acquisition Date: 03/11/2022)	4,500,000	4,485,825

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2022

Schedule of Investments	as of April 30, 2022 (Unaudited)

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	PRINCIPAL AMOUNT	VALUE
Windstorm - 16.4% (continued)
Cape Lookout Re 2019-2 Class A (T-Bill 3 Month + 6.230%), 05/09/2022 (b)(c)(d)(e) (Cost: $2,690,000; Original Acquisition Date: 06/14/2019)	$2,690,000	$2,690,538
Cape Lookout Re 2021-1 Class A (T-Bill 3 Month + 3.250%), 03/22/2024 (b)(c)(d)(e)(g) (Cost: $11,000,000; Original Acquisition Date: 03/09/2021)	11,000,000	10,963,700
Cape Lookout Re 2022-1 Class A (T-Bill 3 Month + 5.000%), 03/28/2025 (b)(c)(d)(e) (Cost: $26,000,000; Original Acquisition Date: 03/16/2022)	26,000,000	25,922,000
Citrus Re 2022-1 Class A (SOFR + 5.100%), 07/07/2029 (b)(c)(d)(e)(f) (Cost: $6,250,000; Original Acquisition Date: 04/11/2022)	6,250,000	6,248,437
Cosaint Re 2021-1 Class A (T-Bill 3 Month + 9.250%), 04/03/2024 (b)(c)(d)(e) (Cost: $7,063,997; Original Acquisition Date: 03/19/2021)	7,000,000	6,973,750
Everglades II 2020-2 A (T-Bill 3 Month + 6.450%), 05/04/2023 (b)(c)(d)(e) (Cost: $2,101,000; Original Acquisition Date: 05/21/2020)	2,101,000	2,093,016
Everglades Re II 2021-1 Class A (T-Bill 3 Month + 5.750%), 05/14/2024 (b)(c)(d)(e) (Cost: $23,750,000; Original Acquisition Date: 05/12/2021)	23,750,000	23,456,687
Everglades Re II 2021-1 Class B (T-Bill 3 Month + 6.750%), 05/14/2024 (b)(c)(d)(e) (Cost: $31,750,000; Original Acquisition Date: 05/12/2021)	31,750,000	31,211,838
Everglades Re II 2021-2 Class A (T-Bill 3 Month + 5.750%), 05/14/2024 (b)(c)(d)(e) (Cost: $28,000,000; Original Acquisition Date: 05/12/2021)	28,000,000	27,704,600
First Coast Re 2019-1 Class A (T-Bill 3 Month + 5.660%), 06/07/2023 (b)(c)(d)(e) (Cost: $494,000; Original Acquisition Date: 05/16/2019)	494,000	491,382
First Coast Re III 2021-1 Class A (T-Bill 3 Month + 6.000%), 04/07/2025 (b)(c)(d)(e) (Cost: $3,500,000; Original Acquisition Date: 03/04/2021)	3,500,000	3,434,200

	PRINCIPAL AMOUNT	VALUE
Windstorm - 16.4% (continued)
Frontline 2018-1 Class A (T-Bill 3 Month + 7.740%), 07/06/2022 (b)(c)(d)(e)(h) (Cost: $4,000,000; Original Acquisition Date: 06/12/2018)	$4,000,000	$3,608,800
Gateway Re 2022-1 Class A (T-Bill 3 Month + 8.500%), 05/12/2025 (b)(c)(d)(e)(f) (Cost: $9,500,000; Original Acquisition Date: 04/22/2022)	9,500,000	9,500,000
Hestia Re 2022-1 Class A (T-Bill 3 Month + 9.500%), 04/22/2025 (b)(c)(d)(e) (Cost: $10,000,000; Original Acquisition Date: 04/04/2022)	10,000,000	9,995,000
Integrity Re 2020-1 Class A (3 Month Libor USD + 7.493%), 04/12/2023 (b)(c)(d)(e)(g) (Cost: $7,764,984; Original Acquisition Date: 03/18/2020)	7,689,000	7,673,238
Manatee Re III 2019-1 Class B (T-Bill 3 Month + 9.820%), 06/07/2022 (b)(c)(d)(e)(f) (Cost: $1,990,323; Original Acquisition Date: 05/23/2019)	1,993,000	39,860
Matterhorn Re Ltd SR2020-5 Class A (3 Month Libor USD + 4.250%), 12/07/2022 (b)(c)(d)(e) (Cost: $5,000,000; Original Acquisition Date: 11/24/2020)	5,000,000	4,956,000
Matterhorn Re Ltd SR2020-5 Class B (3 Month Libor USD + 5.500%), 12/07/2022 (b)(c)(d)(e) (Cost: $5,750,454; Original Acquisition Date: 11/24/2020)	5,750,000	5,716,650
Merna Re II 2021-2 Class A (T-Bill 3 Month + 5.500%), 07/08/2024 (b)(c)(d)(e) (Cost: $13,500,000; Original Acquisition Date: 06/08/2021)	13,500,000	13,552,650
Pelican IV Re 2021-1 Class A (T-Bill 3 Month + 2.250%), 05/07/2027 (b)(c)(d)(e)(f) (Cost: $2,750,000; Original Acquisition Date: 04/29/2021)	2,750,000	13,888
Pelican IV Re 2021-1 Class B (T-Bill 3 Month + 5.250%), 05/07/2024 (b)(c)(d)(e) (Cost: $3,250,000; Original Acquisition Date: 04/29/2021)	3,250,000	2,843,750

		271,647,422

		1,010,400,907

TOTAL EVENT LINKED BONDS (Cost $1,360,720,998)		1,334,572,983

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2022

Schedule of Investments	as of April 30, 2022 (Unaudited)

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	PRINCIPAL AMOUNT	VALUE
QUOTA SHARES AND OTHER REINSURANCE-RELATED SECURITIES - 14.4%
PARTICIPATION NOTES - 6.4%
Global - 6.4%
Multiperil - 6.4%
Alturas Re 2020-1 Class A 03/10/2023 (b)(d)(e)(f)(i) (Cost: $360,429; Original Acquisition Date: 02/19/2021)	$—	$93,924
Eden Re II 2019-1 Class A 03/22/2023 (b)(d)(e)(f)(i) (Cost: $71,858; Original Acquisition Date: 12/14/2018)	71,858	612,933
Eden Re II 2020-1 Class A 03/22/2024 (b)(d)(e)(f)(i)(j) (Cost: $1,275,000; Original Acquisition Date: 12/16/2019)	1,275,000	571,847
Eden Re II 2020-1 Class B 03/22/2024 (b)(d)(e)(f)(i)(j) (Cost: $2,470,000; Original Acquisition Date: 12/26/2019)	2,470,000	1,163,591
Eden Re II 2021-1 Class A 03/21/2025 (b)(d)(e)(f)(i)(j) (Cost: $7,440,000; Original Acquisition Date: 12/14/2020)	7,440,000	6,028,657
Eden Re II 2021-1 Class B 03/21/2025 (b)(d)(e)(f)(i)(j) (Cost: $10,110,000; Original Acquisition Date: 12/21/2020)	10,110,000	8,318,042
Eden Re II 2022-1 Class A 03/20/2026 (b)(d)(e)(f)(i)(j) (Cost: $17,600,000; Original Acquisition Date: 12/14/2021)	17,600,000	18,027,078
Eden Re II 2022-1 Class B 03/20/2026 (b)(d)(e)(f)(i)(j) (Cost: $40,900,000; Original Acquisition Date: 12/17/2021)	40,900,000	41,940,313
Limestone Re 2019-1 A 09/09/2022 (b)(d)(e)(f)(i) (Cost: $14,328; Original Acquisition Date: 12/24/2018)	14,156	—
Limestone Re 2019-2 A 03/01/2023 (b)(d)(e)(f)(i) (Cost: $25,287; Original Acquisition Date: 06/25/2019)	25,287	—
Limestone Re 2019-2 B 03/01/2023 (b)(d)(e)(f)(i) (Cost: $62,298; Original Acquisition Date: 06/25/2019)	62,298	—
Limestone Re 2020-1 B 03/01/2024 (b)(d)(e)(f)(i) (Cost: $19,498; Original Acquisition Date: 12/27/2019)	19,498	225,668
Phoenix 2 Re Pte. Ltd. 2022-1 Class A 01/04/2028 (b)(d)(e)(f)(j) (Cost: $750,000; Original Acquisition Date: 12/21/2021)	750,000	768,799

	PRINCIPAL AMOUNT	VALUE
Multiperil - 6.4% (continued)
Phoenix Re Pte. Ltd. 2022-1 Class B 01/04/2028 (b)(d)(e)(f)(j) (Cost: $2,250,000; Original Acquisition Date: 12/21/2021)	$2,250,000	$2,256,826
Sector Re V Series 10 Class C 12/01/2025 (b)(e)(f)(j) (Cost: $8,868; Original Acquisition Date: 12/04/2020)	8,868	430,190
Sector Re V Series 10 Class G 03/01/2025 (b)(e)(f) (Cost: $34,237; Original Acquisition Date: 04/24/2020)	34,237	460,365
Sector Re V Series 2021-Apr Class GL-R 03/01/2026 (b)(e)(f)(i)(j) (Cost: $8,043; Original Acquisition Date: 04/30/2021)	8,043	696,774
Sector Re V Series 2021-Apr Class US-R 03/01/2026 (b)(e)(f)(i)(j) (Cost: $36,271; Original Acquisition Date: 04/30/2021)	36,271	601,592
Sector Re V Series 2021-Dec Class GL-R 12/01/2026 (b)(e)(f)(j) (Cost: $4,000,000; Original Acquisition Date: 12/09/2021)	4,000,000	4,061,422
Sector Re V Series 2022-Apr Class GL-R 03/01/2027 (b)(e)(f)(i)(j) (Cost: $7,333,868; Original Acquisition Date: 04/28/2022)	7,333,868	7,333,868
Sector Re V Series 2022-Apr Class US-R 03/01/2027 (b)(e)(f)(i)(j) (Cost: $8,829,996; Original Acquisition Date: 04/28/2022)	8,829,996	8,829,996
Sector Re V Series 9 Class A 03/01/2023 (b)(e)(f)(j) (Cost: $3,594,861; Original Acquisition Date: 04/24/2019)	3,605,992	2,735,566
Sector Re V Series 9 Class B 03/01/2023 (b)(e)(f)(j) (Cost: $1,279,293; Original Acquisition Date: 04/24/2019)	1,283,254	973,498
Sector Re V Series 9 Class G 03/01/2023 (b)(e)(f) (Cost: $18,756; Original Acquisition Date: 04/24/2019)	18,782	445,831

TOTAL PARTICIPATION NOTES (Cost $108,492,891)		106,576,780

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2022

Schedule of Investments	as of April 30, 2022 (Unaudited)

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	SHARES	VALUE
PREFERENCE SHARES - 8.0%
Global - 8.0%
Multiperil - 8.0%
Arenal (Artex Segregated Account Company) (b)(e)(f)(i)(j) (Cost: $8,052,460; Original Acquisition Date: 05/07/2015)	18,011	$4,137,379
Biscayne (Artex Segregated Account Company) (b)(e)(f)(i) (Cost: $0; Original Acquisition Date: 04/30/2014)	28,192	41,805
Hatteras (Artex Segregated Account Company) (b)(e)(f)(i)(j) (Cost: $30,502,685; Original Acquisition Date: 12/30/2014)	37,256	18,622,686
Hudson Charles 2 (Mt. Logan Re) (b)(e)(f)(j) (Cost: $11,534,500; Original Acquisition Date: 04/02/2014)	11,535	7,476,805
Hudson Charles 3 (Mt. Logan Re) (b)(e)(f)(j) (Cost: $15,350,000; Original Acquisition Date: 06/19/2014)	15,350	9,721,775
Lyndhurst (Horseshoe Re) (b)(e)(f)(i)(j) (Cost: $27,139,272; Original Acquisition Date: 12/31/2020)	27,200	24,490,985
Madison (Artex Segregated Account Company) (b)(e)(f)(i)(j) (Cost: $1,258,915; Original Acquisition Date: 02/03/2020)	5,011	1,125,323
Peregrine HYR (b)(e)(f)(i)(j) (Cost: $18,022,873; Original Acquisition Date: 12/21/2020)	1,800,000	16,089,908
Rondout (Artex Segregated Account Company) (b)(e)(f)(i)(j) (Cost: $47,694,259; Original Acquisition Date: 05/29/2015)	61,417	49,028,256
Yoho (Artex Segregated Account Company) (b)(e)(f)(i)(j) (Cost: $5,294,762; Original Acquisition Date: 05/17/2016)	39,886	3,076,986

TOTAL PREFERENCE SHARES (Cost $164,849,726)		133,811,908

TOTAL QUOTA SHARES AND OTHER REINSURANCE-RELATED SECURITIES (Cost $273,342,617)		240,388,688

	SHARES	VALUE
SHORT-TERM INVESTMENTS - 6.2%
Money Market Fund - 6.2%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 0.15% (k)	51,667,225	$51,667,225
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 0.30% (k)	51,667,224	51,667,224

TOTAL SHORT-TERM INVESTMENTS (Cost $103,334,449)		103,334,449

TOTAL INVESTMENTS (Cost $1,737,398,064) - 100.9%		1,678,296,120

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.9)%		(15,625,256)

TOTAL NET ASSETS - 100.0%		$1,662,670,864

Principal amounts stated in U.S. dollars unless otherwise stated.

Country shown is geographic area of peril risk.

Percentages are stated as a percent of net assets.

(a)	Rounds to zero.
(b)

Foreign issued security. Total foreign securities by country of domicile are $1,574,961,671. Foreign concentration is as follows: Bermuda: 77.7%, Cayman Islands: 6.8%, Singapore: 5.8%, Supranational: 2.1%, Ireland: 1.4%, and Great Britain: 0.9%.

(c)

Variable rate security. Reference rates as of April 30, 2022 are as follows: 3 Month Euribor -0.42%, T-Bill 3 Month 0.81%, 3 Month Libor 1.36%, and Secured Overnight Financing Rate (SOFR) 0.28%. Actual reference rates may vary based on the reset date of the security.

(d)

Although security is restricted as to resale, the Fund’s Adviser has determined this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at April 30, 2022 was $1,414,580,661, which represented 85.1% of net assets.

(e)	Security is restricted as to resale.
(f)	Value determined using significant unobservable inputs.
(g)	All or a portion of the security is pledged as collateral for the Fund’s reverse repurchase agreements.
(h)	All or a portion of the security is pledged as collateral for the Fund’s financing facility.
(i)	Security is fair valued by the Adviser pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities is $211,057,611, which represents 12.7% of net assets.
(j)	Non-income producing security.
(k)	Rate shown is the 7-day effective yield.

Reverse Repurchase Agreements

DESCRIPTION	PRINCIPAL VALUE	AMORTIZED COST
REVERSE REPURCHASE AGREEMENTS SOLD
Repurchase Agreement with JP Morgan Chase Securities, Inc., dated 04/22/2022, 1.60%, collateralized by $14,727,772 Event Linked Bonds, due 05/23/2022	$5,000,000	$5,000,000

TOTAL REVERSE REPURCHASE AGREEMENTS SOLD (Premiums Received $5,000,000)	$5,000,000	$5,000,000

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2022

Schedule of Investments	as of April 30, 2022 (Unaudited)

STONE RIDGE U.S. HEDGED EQUITY FUND

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
PURCHASED OPTIONS - (a) 0.0%
PUT OPTIONS - (a) 0.0%
CBOE S&P 500 Index, Expires 05/06/2022, Strike Price $2,400.00	80	$33,055,440	$1,200

TOTAL PURCHASED OPTIONS (Cost $1,258)			1,200

		SHARES	FAIR VALUE
SHORT-TERM INVESTMENTS - 102.3%
Money Market Funds - 0.7%
Fidelity Investments Money Market Funds - Government Portfolio - Institutional Class - 0.15% (b)		45,082	45,082
First American Government Obligations Fund - Class Z - 0.22% (b)		45,082	45,082
First American Treasury Obligations Fund - Class Z - 0.29% (b)		45,082	45,082
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 0.30% (b)		45,082	45,082
Short-Term Investments Trust - Treasury Portfolio - Institutional Class - 0.23% (b)		45,081	45,081

			225,409

		PRINCIPAL AMOUNT	FAIR VALUE
U.S. Treasury Bills - 101.6%
0.063%, 05/19/2022 (c)(d)		$570,000	569,943
0.061%, 06/16/2022 (c)(d)		2,125,000	2,123,830
0.071%, 08/11/2022 (c)(d)		3,250,000	3,241,256
0.069%, 09/08/2022 (c)(d)		4,575,000	4,557,623
0.113%, 10/06/2022 (c)(d)		1,795,000	1,785,978
0.598%, 11/03/2022 (c)(d)		1,300,000	1,290,727
0.519%, 12/29/2022 (c)(d)		1,250,000	1,237,695
0.924%, 01/26/2023 (c)(d)		1,675,000	1,654,737
1.121%, 02/23/2023 (c)(d)		4,150,000	4,090,846
1.542%, 03/23/2023 (c)(d)		5,870,000	5,775,765
1.934%, 04/20/2023 (c)(d)		7,750,000	7,598,698

			33,927,098

TOTAL SHORT-TERM INVESTMENTS (Cost $34,252,390)			34,152,507

TOTAL INVESTMENTS (Cost $34,253,648) - 102.3%			34,153,707

LIABILITIES IN EXCESS OF OTHER ASSETS - (2.3)%			(775,731)

TOTAL NET ASSETS - 100.0%			$33,377,976

Percentages are stated as a percent of net assets.

(a)	Rounds to zero.
(b)	Rate shown is the 7-day effective yield.
(c)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.
(d)	All or a portion of this security is held as collateral for written put options.

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2022

Schedule of Investments	as of April 30, 2022 (Unaudited)

STONE RIDGE U.S. HEDGED EQUITY FUND

Written Options

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
PUT OPTIONS
CBOE S&P 500 Index, Expires 05/02/2022, Strike Price $4,135.00	5	$2,065,965	$17,500
CBOE S&P 500 Index, Expires 05/02/2022, Strike Price $4,145.00	16	6,611,088	60,960
CBOE S&P 500 Index, Expires 05/02/2022, Strike Price $4,225.00	5	2,065,965	45,425
CBOE S&P 500 Index, Expires 05/02/2022, Strike Price $4,235.00	5	2,065,965	49,600
CBOE S&P 500 Index, Expires 05/04/2022, Strike Price $4,140.00	10	4,131,930	61,900
CBOE S&P 500 Index, Expires 05/04/2022, Strike Price $4,190.00	10	4,131,930	86,650
CBOE S&P 500 Index, Expires 05/04/2022, Strike Price $4,275.00	4	1,652,772	58,200
CBOE S&P 500 Index, Expires 05/06/2022, Strike Price $4,130.00	2	826,386	13,520
CBOE S&P 500 Index, Expires 05/06/2022, Strike Price $4,220.00	3	1,239,579	31,980
CBOE S&P 500 Index, Expires 05/06/2022, Strike Price $4,250.00	15	6,197,895	211,605
CBOE S&P 500 Index, Expires 05/06/2022, Strike Price $4,265.00	5	2,065,965	63,415

TOTAL PUT OPTIONS (Premiums Received $472,313)			700,755

TOTAL WRITTEN OPTIONS (Premiums Received $472,313)			$700,755

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2022

Consolidated Schedule of Investments	as of April 30, 2022 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
ASSET-BACKED SECURITIES - 4.9%
United States - 4.9%
Progress Re 2021-SFR1 (a)(b)(c)	2/11/2021	$1,750,000	$1,749,957	$1,715,161
Progress Re 2021-SFR2 (a)(b)(c)	4/7/2021	3,000,000	2,999,930	2,938,329
Progress Re 2021-SFR10 (a)(b)(c)	11/19/2021	5,000,000	4,999,872	4,856,060
Progress Re 2022-SFR3 (a)(b)(c)	4/5/2022	3,000,000	2,917,629	2,927,231
Upgrade MSTR CR PT TR 2021-ST3 (a)(b)(d)	5/27/2021	1,419,000	842,217	605,190
Upstart Pass-Through 2021-ST3 (a)(b)(d)	4/8/2021	2,850,000	1,626,950	1,764,053
Upstart Pass-Through 2021-ST4 (a)(b)(d)	5/13/2021	3,060,000	1,921,271	1,992,342
Upstart Pass-Through 2021-ST5 (a)(b)(d)	6/3/2021	1,000,000	733,533	799,323
Upstart Securitization 2022-1 (a)(b)(d)	4/1/2022	4,200,000	4,014,051	4,014,348

TOTAL ASSET-BACKED SECURITIES (Cost $21,805,410)				21,612,037

			SHARES	FAIR VALUE
INVESTMENT COMPANIES - 50.7%
Open-End Mutual Funds - 50.7%
Stone Ridge High Yield Reinsurance Risk Premium Fund - Class I (e)			25,390,902	224,709,479

TOTAL INVESTMENT COMPANIES (Cost $227,729,051)				224,709,479

		NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
PURCHASED OPTIONS - 0.6%
Put Options - 0.4%
Natural Gas Euro Future, Expires: 5/25/22, Strike Price $5.50		50	3,622,000	21,550
Natural Gas Euro Future, Expires: 5/25/22, Strike Price $5.55		75	5,433,000	35,850
Natural Gas Euro Future, Expires: 5/25/22, Strike Price $5.60		75	5,433,000	39,675
Natural Gas Euro Future, Expires: 5/25/22, Strike Price $5.70		50	3,622,000	32,250
Natural Gas Euro Future, Expires: 5/25/22, Strike Price $5.75		50	3,622,000	35,500
Natural Gas Euro Future, Expires: 5/25/22, Strike Price $5.80		75	5,433,000	58,575
Natural Gas Euro Future, Expires: 5/25/22, Strike Price $5.95		50	3,622,000	50,453
Natural Gas Euro Future, Expires: 5/25/22, Strike Price $6.00		50	3,622,000	55,700
Natural Gas Euro Future, Expires: 6/27/22, Strike Price $5.25		50	3,622,000	44,200
Natural Gas Euro Future, Expires: 6/27/22, Strike Price $5.40		75	5,433,000	83,400
Natural Gas Euro Future, Expires: 6/27/22, Strike Price $5.45		25	1,811,000	29,950
Natural Gas Euro Future, Expires: 6/27/22, Strike Price $5.60		100	7,244,000	148,500
Natural Gas Euro Future, Expires: 6/27/22, Strike Price $5.65		50	3,622,000	79,500
Natural Gas Euro Future, Expires: 6/27/22, Strike Price $5.70		50	3,622,000	85,050
Natural Gas Euro Future, Expires: 6/27/22, Strike Price $5.75		25	1,811,000	45,400
Natural Gas Euro Future, Expires: 6/27/22, Strike Price $5.80		75	5,433,000	145,275
Natural Gas Euro Future, Expires: 6/27/22, Strike Price $6.00		50	3,622,000	123,800
Natural Gas Euro Future, Expires: 6/27/22, Strike Price $6.10		50	3,622,000	139,050
Natural Gas Euro Future, Expires: 6/27/22, Strike Price $6.15		50	3,622,000	144,364
S&P 500 Index, Expires: 5/13/22, Strike Price: $3,200.00		230	95,034,390	95,450
S&P 500 Index, Expires: 5/27/22, Strike Price: $2,600.00		250	103,298,250	75,000
Sugar Future, Expires: 5/16/22, Strike Price $17.50		72	1,544,256	806
Sugar Future, Expires: 5/16/22, Strike Price $17.75		70	1,501,360	784
Sugar Future, Expires: 5/16/22, Strike Price $18.00		68	1,458,464	2,285
Sugar Future, Expires: 5/16/22, Strike Price $18.25		66	1,415,568	3,696
Sugar Future, Expires: 5/16/22, Strike Price $18.50		65	1,394,120	7,280
Sugar Future, Expires: 5/16/22, Strike Price $18.75		63	1,351,224	12,701
Sugar Future, Expires: 6/15/22, Strike Price $17.50		72	1,544,256	5,645
Sugar Future, Expires: 6/15/22, Strike Price $17.75		70	1,501,360	8,624
Sugar Future, Expires: 6/15/22, Strike Price $18.00		68	1,458,464	12,186
Sugar Future, Expires: 6/15/22, Strike Price $18.25		66	1,415,568	17,002
Sugar Future, Expires: 6/15/22, Strike Price $18.50		65	1,394,120	22,568
Sugar Future, Expires: 6/15/22, Strike Price $18.75		63	1,351,224	29,635

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2022

Consolidated Schedule of Investments	as of April 30, 2022 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
Put Options - 0.4% (continued)
Sugar Future, Expires: 6/15/22, Strike Price $19.00	61	1,308,328	36,893
Wheat Future, Expires: 6/24/22, Srike Price $850.00	300	15,836,250	76,875
Wheat Future, Expires: 6/24/22, Srike Price $870.00	100	5,278,750	32,500
Wheat Future, Expires: 6/24/22, Srike Price $875.00	50	2,639,375	17,187
Wheat Future, Expires: 6/24/22, Srike Price $880.00	25	1,319,688	9,219
Wheat Future, Expires: 6/24/22, Srike Price $885.00	75	3,959,063	29,531
Wheat Future, Expires: 6/24/22, Srike Price $890.00	100	5,278,750	41,875
Wheat Future, Expires: 6/24/22, Srike Price $900.00	100	5,278,750	47,500

TOTAL PUT OPTIONS (Premiums Received $3,257,028)			1,983,284

Call Options - 0.1%
Sugar Future, Expires: 5/16/22, Strike Price $19.00	61	1,308,328	29,378
Sugar Future, Expires: 5/16/22, Strike Price $19.25	60	1,286,880	21,504
Sugar Future, Expires: 5/16/22, Strike Price $19.50	58	1,243,984	15,590
Sugar Future, Expires: 5/16/22, Strike Price $19.75	59	1,265,432	11,234
Sugar Future, Expires: 5/16/22, Strike Price $20.00	55	1,179,640	8,008
Sugar Future, Expires: 5/16/22, Strike Price $20.25	54	1,158,192	5,443
Sugar Future, Expires: 5/16/22, Strike Price $20.50	53	1,136,744	4,155
Sugar Future, Expires: 5/16/22, Strike Price $20.75	51	1,093,848	2,856
Sugar Future, Expires: 5/16/22, Strike Price $21.00	50	1,072,400	2,240
Sugar Future, Expires: 5/16/22, Strike Price $21.25	49	1,050,952	1,646
Sugar Future, Expires: 5/16/22, Strike Price $21.50	48	1,029,504	1,613
Sugar Future, Expires: 6/15/22, Strike Price $19.25	60	1,286,880	39,648
Sugar Future, Expires: 6/15/22, Strike Price $19.50	58	1,243,984	31,830
Sugar Future, Expires: 6/15/22, Strike Price $19.75	57	1,222,536	26,813
Sugar Future, Expires: 6/15/22, Strike Price $20.00	55	1,179,640	21,560
Sugar Future, Expires: 6/15/22, Strike Price $20.25	54	1,158,192	18,144
Sugar Future, Expires: 6/15/22, Strike Price $20.50	53	1,136,744	14,840
Sugar Future, Expires: 6/15/22, Strike Price $20.75	51	1,093,848	11,995
Sugar Future, Expires: 6/15/22, Strike Price $21.00	50	1,072,400	10,080
Sugar Future, Expires: 6/15/22, Strike Price $21.25	49	1,050,952	8,232
Sugar Future, Expires: 6/15/22, Strike Price $21.50	48	1,029,504	6,989

TOTAL CALL OPTIONS (Premiums Received $305,618)			293,798

	COUNTERPARTY
OTC Put Options - 0.1%
Japanese Yen, Expires: 5/19/22, Strike Price AUD 87.75	BNP Paribas	165,000,000	395,243
Japanese Yen, Expires: 5/31/22, Strike Price AUD 83.50	Morgan Stanley	165,000,000	174,665

TOTAL OTC PUT OPTIONS (Premiums Received $446,930)			569,908

TOTAL PURCHASED OPTIONS (Cost $4,009,576)			2,846,990

		SHARES	FAIR VALUE
SHORT-TERM INVESTMENTS - 36.0%
Money Market Funds - 8.2%
First American Government Obligations Fund - Class X 0.22% (f)		18,090,528	18,090,528
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class 0.30% (f)		18,090,528	18,090,528

			36,181,056

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2022

Consolidated Schedule of Investments	as of April 30, 2022 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PRINCIPAL AMOUNT	FAIR VALUE
U.S. Treasury Bills - 27.8%
0.062%, 8/11/2022 (g)(h)	4,288,000	4,276,463
0.073%, 9/8/2022 (g)(h)	1,000,000	996,202
0.089%, 10/6/2022 (g)(h)	2,500,000	2,487,434
0.218%, 11/3/2022 (g)(h)	14,562,000	14,458,125
0.279%, 12/1/2022 (g)(h)	10,250,000	10,165,551
0.396%, 12/29/2022 (g)(h)	15,000,000	14,852,337
0.786%, 1/26/2023 (g)(h)	17,539,000	17,326,821
1.054%, 2/23/2023 (g)(h)	37,250,000	36,719,041
1.690%, 3/23/2023 (g)(h)	22,550,000	22,187,990

		123,469,964

TOTAL SHORT-TERM INVESTMENTS (Cost $160,289,432)		159,651,020

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
WHOLE LOANS - 6.3%
Consumer Loans - 6.3%
United States - 6.3%
185043849, 13.49%, 02/10/2027 (a)(i)	Lending Club	2/14/2022	12,058	12,058	11,939
185102286, 8.99%, 02/09/2025 (a)(i)	Lending Club	2/11/2022	8,100	8,100	8,083
185140223, 8.99%, 02/10/2027 (a)(i)	Lending Club	2/14/2022	23,361	23,361	23,261
185222071, 14.19%, 02/09/2025 (a)(i)	Lending Club	2/11/2022	3,221	3,221	3,188
185240121, 14.99%, 02/14/2025 (a)(i)	Lending Club	2/16/2022	26,751	26,751	26,489
185241731, 18.49%, 02/14/2027 (a)(i)	Lending Club	2/16/2022	12,731	12,731	12,511
185253855, 24.99%, 02/11/2025 (a)(i)	Lending Club	2/15/2022	12,022	12,022	11,781
185262054, 8.99%, 02/14/2025 (a)(i)	Lending Club	2/16/2022	22,829	22,829	22,756
185262514, 27.99%, 02/14/2025 (a)(i)	Lending Club	2/16/2022	6,795	6,795	6,711
185323172, 9.59%, 02/16/2025 (a)(i)	Lending Club	2/18/2022	2,379	2,379	2,365
185340369, 21.49%, 02/18/2027 (a)(i)	Lending Club	2/23/2022	11,614	11,614	11,363
185359117, 12.99%, 02/09/2025 (a)(i)	Lending Club	2/11/2022	6,106	6,106	6,041
185362448, 20.99%, 02/14/2025 (a)(i)	Lending Club	2/16/2022	5,756	5,756	5,658
185388732, 6.49%, 02/14/2025 (a)(i)	Lending Club	2/16/2022	4,748	4,748	4,739
185434476, 9.59%, 02/14/2025 (a)(i)	Lending Club	2/16/2022	14,275	14,275	14,190
185456190, 12.49%, 02/14/2025 (a)(i)	Lending Club	2/16/2022	13,323	13,323	13,181
185513199, 28.99%, 02/24/2027 (a)(i)	Lending Club	2/28/2022	3,545	3,545	3,477
185537602, 11.49%, 02/22/2027 (a)(i)	Lending Club	2/24/2022	39,002	39,002	38,794
185539968, 23.99%, 02/14/2027 (a)(i)	Lending Club	2/16/2022	5,894	5,894	5,760
185575065, 24.99%, 02/25/2027 (a)(i)	Lending Club	3/1/2022	12,776	12,776	12,536
185585109, 10.24%, 02/14/2025 (a)(i)	Lending Club	2/16/2022	9,140	9,140	9,086
185617758, 12.99%, 02/09/2025 (a)(i)	Lending Club	2/11/2022	19,433	19,433	19,304
185623354, 9.24%, 02/22/2025 (a)(i)	Lending Club	2/24/2022	30,444	30,444	30,287
185642943, 14.71%, 02/09/2025 (a)(i)	Lending Club	2/11/2022	5,468	5,468	5,411
185661524, 5.99%, 02/16/2024 (a)(i)	Lending Club	2/18/2022	9,211	9,211	9,189
185665084, 9.24%, 02/14/2025 (a)(i)	Lending Club	2/16/2022	9,513	9,513	9,456
185668066, 5.99%, 02/09/2025 (a)(i)	Lending Club	2/11/2022	28,471	28,471	28,373
185670728, 7.49%, 02/14/2025 (a)(i)	Lending Club	2/16/2022	7,847	7,847	7,827
185670829, 12.49%, 02/14/2025 (a)(i)	Lending Club	2/16/2022	7,629	7,629	7,555
185710985, 9.49%, 02/28/2027 (a)(i)	Lending Club	3/2/2022	14,022	14,022	13,950
185716280, 7.49%, 02/25/2025 (a)(i)	Lending Club	3/1/2022	11,402	11,401	11,371
185741639, 17.94%, 02/11/2025 (a)(i)	Lending Club	2/15/2022	9,583	9,583	9,502
185754712, 7.74%, 02/10/2025 (a)(i)	Lending Club	2/14/2022	11,404	11,404	11,365
185759494, 19.74%, 02/09/2027 (a)(i)	Lending Club	2/11/2022	24,942	24,942	24,476
185767416, 10.74%, 02/22/2025 (a)(i)	Lending Club	2/24/2022	28,574	28,574	28,425
185771295, 7.24%, 02/22/2025 (a)(i)	Lending Club	2/24/2022	4,756	4,756	4,749
185780292, 21.49%, 02/10/2027 (a)(i)	Lending Club	2/14/2022	17,658	17,658	17,232
185783823, 11.19%, 02/22/2027 (a)(i)(j)	Lending Club	2/24/2022	9,903	9,903	9,868

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2022

Consolidated Schedule of Investments	as of April 30, 2022 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 6.3% (continued)
185790106, 18.99%, 02/11/2025 (a)(i)	Lending Club	2/15/2022	33,531	33,531	32,936
185795774, 8.99%, 02/09/2027 (a)(i)	Lending Club	2/11/2022	38,935	38,935	38,766
185805124, 12.49%, 02/15/2025 (a)(i)	Lending Club	2/17/2022	28,614	28,614	28,447
185807144, 15.99%, 02/09/2027 (a)(i)	Lending Club	2/11/2022	39,115	39,115	38,598
185808493, 8.99%, 02/18/2027 (a)(i)	Lending Club	2/23/2022	13,178	13,178	13,149
185811543, 22.99%, 02/22/2027 (a)(i)	Lending Club	2/24/2022	27,858	27,858	27,305
185816178, 15.49%, 02/10/2025 (a)(i)	Lending Club	2/14/2022	4,779	4,779	4,712
185816655, 8.74%, 03/04/2025 (a)(i)	Lending Club	3/8/2022	8,780	8,780	8,752
185816728, 10.99%, 02/22/2025 (a)(i)	Lending Club	2/24/2022	17,052	17,052	16,964
185818512, 12.74%, 02/28/2027 (a)(i)	Lending Club	3/2/2022	39,035	39,035	38,744
185821978, 6.49%, 02/22/2025 (a)(i)	Lending Club	2/24/2022	18,988	18,988	18,935
185830109, 5.99%, 02/10/2025 (a)(i)	Lending Club	2/14/2022	14,250	14,250	14,225
185836040, 4.99%, 02/11/2025 (a)(i)	Lending Club	2/15/2022	22,789	22,789	22,744
185865725, 11.49%, 02/09/2025 (a)(i)	Lending Club	2/11/2022	11,477	11,477	11,430
185866588, 20.44%, 02/14/2027 (a)(i)	Lending Club	2/16/2022	24,510	24,510	24,085
185884862, 30.49%, 02/22/2025 (a)(i)	Lending Club	2/24/2022	5,162	5,162	5,079
185885230, 17.19%, 02/28/2027 (a)(i)	Lending Club	3/2/2022	14,679	14,679	14,534
185890987, 16.49%, 03/07/2025 (a)(i)	Lending Club	3/9/2022	10,273	10,273	10,157
185891666, 14.94%, 02/24/2027 (a)(i)	Lending Club	2/28/2022	27,363	27,363	27,152
185919562, 18.19%, 03/04/2025 (a)(i)	Lending Club	3/8/2022	9,789	9,789	9,640
185924532, 8.99%, 02/17/2027 (a)(i)	Lending Club	2/22/2022	38,533	38,533	38,383
185930253, 7.09%, 02/24/2027 (a)(i)	Lending Club	2/28/2022	15,553	15,553	15,498
185933330, 22.99%, 02/25/2025 (a)(i)	Lending Club	3/1/2022	14,408	14,408	14,191
185933778, 13.99%, 02/10/2025 (a)(i)	Lending Club	2/14/2022	12,674	12,674	12,542
185941933, 5.99%, 02/14/2025 (a)(i)	Lending Club	2/16/2022	15,184	15,184	15,136
185947404, 16.74%, 02/15/2027 (a)(i)	Lending Club	2/17/2022	33,874	33,874	33,468
185965085, 4.99%, 02/11/2027 (a)(i)	Lending Club	2/15/2022	14,558	14,558	14,496
185970566, 5.09%, 02/18/2025 (a)(i)	Lending Club	2/23/2022	2,608	2,608	2,600
185973703, 9.49%, 02/14/2027 (a)(i)	Lending Club	2/16/2022	21,422	21,422	21,292
185974412, 10.84%, 02/11/2025 (a)(i)	Lending Club	2/15/2022	734	734	735
185982944, 5.99%, 02/09/2025 (a)(i)	Lending Club	2/11/2022	2,850	2,850	2,844
185983273, 5.09%, 02/09/2025 (a)(i)	Lending Club	2/11/2022	17,544	17,544	17,485
185987276, 11.69%, 02/09/2025 (a)(i)	Lending Club	2/11/2022	14,262	14,262	14,169
185987298, 9.34%, 02/09/2027 (a)(i)	Lending Club	2/11/2022	25,389	25,389	25,277
185994538, 10.09%, 02/11/2025 (a)(i)	Lending Club	2/15/2022	38,080	38,080	37,843
185995458, 8.99%, 02/15/2027 (a)(i)	Lending Club	2/17/2022	14,601	14,601	14,542
186000295, 25.99%, 02/14/2027 (a)(i)	Lending Club	2/16/2022	13,766	13,766	13,452
186000552, 12.74%, 02/09/2025 (a)(i)	Lending Club	2/11/2022	11,472	11,472	11,395
186002006, 5.94%, 02/16/2025 (a)(i)(j)	Lending Club	2/18/2022	10,611	10,611	10,576
186002746, 10.59%, 02/09/2025 (a)(i)	Lending Club	2/11/2022	19,047	19,047	18,925
186004968, 6.59%, 02/28/2025 (a)(i)	Lending Club	3/2/2022	7,975	7,975	7,954
186008277, 17.94%, 02/23/2025 (a)(i)	Lending Club	2/25/2022	33,507	33,507	33,133
186008308, 11.24%, 02/22/2025 (a)(i)	Lending Club	2/24/2022	11,434	11,434	11,374
186008372, 7.24%, 03/02/2025 (a)(i)	Lending Club	3/4/2022	9,360	9,360	9,331
186012573, 7.09%, 02/14/2025 (a)(i)	Lending Club	2/16/2022	9,498	9,498	9,468
186016502, 14.19%, 03/04/2027 (a)(i)	Lending Club	3/8/2022	23,723	23,723	23,520
186016736, 6.59%, 03/07/2027 (a)(i)	Lending Club	3/9/2022	16,760	16,760	16,704
186019656, 23.99%, 02/11/2025 (a)(i)	Lending Club	2/15/2022	5,767	5,767	5,652
186019990, 8.24%, 02/15/2025 (a)(i)	Lending Club	2/17/2022	14,260	14,260	14,215
186020936, 7.99%, 02/14/2025 (a)(i)	Lending Club	2/16/2022	2,851	2,851	2,842
186023728, 5.99%, 02/09/2025 (a)(i)	Lending Club	2/11/2022	7,592	7,592	7,566
186024590, 6.59%, 02/09/2027 (a)(i)	Lending Club	2/11/2022	14,575	14,575	14,512
186025925, 14.19%, 03/09/2027 (a)(i)	Lending Club	3/11/2022	14,827	14,827	14,711
186029660, 6.59%, 02/15/2027 (a)(i)	Lending Club	2/17/2022	28,179	28,179	28,066
186031815, 11.99%, 02/09/2025 (a)(i)	Lending Club	2/11/2022	11,440	11,440	11,366
186032956, 12.74%, 02/28/2025 (a)(i)	Lending Club	3/2/2022	14,475	14,475	14,360
186034822, 9.49%, 02/16/2027 (a)(i)	Lending Club	2/18/2022	29,212	29,212	29,040

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2022

Consolidated Schedule of Investments	as of April 30, 2022 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 6.3% (continued)
186035989, 6.49%, 02/09/2025 (a)(i)	Lending Club	2/11/2022	6,836	6,836	6,812
186036775, 8.49%, 02/09/2025 (a)(i)	Lending Club	2/11/2022	19,027	19,027	18,986
186036790, 7.44%, 02/15/2027 (a)(i)	Lending Club	2/17/2022	34,030	34,030	33,893
186038132, 24.99%, 02/25/2027 (a)(i)(j)	Lending Club	3/1/2022	19,243	19,243	18,728
186038736, 10.49%, 02/22/2025 (a)(i)	Lending Club	2/24/2022	9,523	9,523	9,473
186039362, 7.24%, 02/09/2025 (a)(i)	Lending Club	2/11/2022	3,744	3,744	3,737
186040653, 12.69%, 02/14/2027 (a)(i)	Lending Club	2/16/2022	39,033	39,033	38,674
186041625, 17.99%, 03/07/2025 (a)(i)	Lending Club	3/9/2022	24,471	24,777	24,697
186050704, 13.04%, 02/09/2025 (a)(i)	Lending Club	2/11/2022	3,816	3,816	3,776
186051440, 23.49%, 02/09/2027 (a)(i)	Lending Club	2/11/2022	14,730	14,730	14,369
186052585, 26.49%, 02/10/2025 (a)(i)	Lending Club	2/14/2022	9,121	9,121	8,935
186052715, 10.24%, 02/14/2027 (a)(i)	Lending Club	2/16/2022	19,874	19,874	19,754
186058758, 5.09%, 02/09/2025 (a)(i)	Lending Club	2/11/2022	20,864	20,864	20,792
186058908, 17.69%, 02/14/2025 (a)(i)	Lending Club	2/16/2022	4,307	4,307	4,251
186059526, 12.19%, 02/10/2027 (a)(i)	Lending Club	2/14/2022	10,731	10,731	10,625
186060302, 5.99%, 02/17/2025 (a)(i)	Lending Club	2/22/2022	23,726	23,726	23,654
186061145, 15.74%, 03/10/2027 (a)(i)	Lending Club	3/14/2022	19,717	19,717	19,511
186061425, 6.59%, 02/09/2025 (a)(i)	Lending Club	2/11/2022	18,989	18,989	18,924
186063741, 20.49%, 03/04/2025 (a)(i)	Lending Club	3/8/2022	14,695	14,879	14,811
186063949, 4.99%, 02/10/2025 (a)(i)	Lending Club	2/14/2022	3,793	3,793	3,780
186064509, 5.59%, 02/09/2025 (a)(i)	Lending Club	2/11/2022	3,320	3,320	3,309
186068704, 8.49%, 02/14/2025 (a)(i)	Lending Club	2/16/2022	32,067	32,067	31,965
186070979, 7.24%, 02/10/2025 (a)(i)	Lending Club	2/14/2022	4,750	4,750	4,734
186075189, 28.99%, 02/11/2027 (a)(i)	Lending Club	2/15/2022	9,847	9,847	9,611
186078713, 21.99%, 02/09/2027 (a)(i)	Lending Club	2/11/2022	18,552	18,552	18,045
186078991, 13.74%, 02/10/2027 (a)(i)	Lending Club	2/14/2022	9,599	9,599	9,513
186080289, 6.49%, 02/10/2025 (a)(i)	Lending Club	2/14/2022	6,646	6,646	6,623
186083977, 10.24%, 02/10/2027 (a)(i)	Lending Club	2/14/2022	8,281	8,281	8,228
186084237, 5.99%, 02/10/2025 (a)(i)	Lending Club	2/14/2022	15,200	15,200	15,170
186084600, 7.59%, 02/09/2027 (a)(i)	Lending Club	2/11/2022	37,000	37,000	36,899
186086541, 24.99%, 02/11/2027 (a)(i)(j)	Lending Club	2/15/2022	9,697	9,697	9,465
186087410, 11.99%, 02/09/2025 (a)(i)	Lending Club	2/11/2022	11,440	11,440	11,367
186088225, 24.99%, 02/18/2027 (a)(i)	Lending Club	2/23/2022	24,569	24,569	24,045
186089886, 16.94%, 02/09/2027 (a)(i)	Lending Club	2/11/2022	17,745	17,745	17,578
186092349, 15.99%, 02/09/2027 (a)(i)	Lending Club	2/11/2022	19,558	19,558	19,299
186094747, 10.59%, 02/17/2025 (a)(i)	Lending Club	2/22/2022	21,952	21,952	21,880
186094950, 6.99%, 02/16/2025 (a)(i)	Lending Club	2/18/2022	7,836	7,836	7,811
186096639, 7.59%, 02/10/2027 (a)(i)	Lending Club	2/14/2022	37,924	37,924	37,761
186098721, 12.24%, 02/11/2027 (a)(i)	Lending Club	2/15/2022	31,656	31,656	31,350
186100035, 16.99%, 02/10/2025 (a)(i)	Lending Club	2/14/2022	4,707	4,707	4,665
186100718, 9.99%, 02/11/2025 (a)(i)	Lending Club	2/15/2022	33,317	33,317	33,110
186102860, 23.99%, 02/17/2027 (a)(i)	Lending Club	2/22/2022	29,672	29,672	29,275
186103667, 5.99%, 02/11/2025 (a)(i)	Lending Club	2/15/2022	15,184	15,184	15,134
186106421, 5.99%, 02/22/2025 (a)(i)	Lending Club	2/24/2022	17,082	17,082	17,035
186106808, 23.49%, 02/10/2027 (a)(i)	Lending Club	2/14/2022	6,874	6,874	6,708
186107208, 18.49%, 02/10/2027 (a)(i)	Lending Club	2/14/2022	13,711	13,711	13,459
186107664, 11.99%, 02/10/2025 (a)(i)	Lending Club	2/14/2022	38,289	38,289	38,178
186108436, 10.49%, 02/14/2025 (a)(i)	Lending Club	2/16/2022	5,686	5,686	5,652
186108490, 14.99%, 02/10/2027 (a)(i)	Lending Club	2/14/2022	7,818	7,818	7,741
186110286, 9.24%, 02/22/2025 (a)(i)	Lending Club	2/24/2022	5,233	5,233	5,206
186114509, 14.49%, 02/22/2025 (a)(i)	Lending Club	2/24/2022	7,163	7,163	7,102
186115028, 22.99%, 03/03/2025 (a)(i)	Lending Club	3/7/2022	5,098	5,162	5,125
186116099, 18.19%, 02/10/2027 (a)(i)	Lending Club	2/14/2022	7,833	7,833	7,689
186118456, 14.74%, 02/14/2027 (a)(i)	Lending Club	2/16/2022	38,645	38,645	38,289
186118888, 29.49%, 03/02/2027 (a)(i)	Lending Club	3/4/2022	14,888	14,888	14,571
186118898, 10.59%, 02/17/2025 (a)(i)	Lending Club	2/22/2022	19,047	19,047	18,939
186119179, 27.99%, 03/07/2025 (a)(i)	Lending Club	3/9/2022	2,932	2,969	2,946

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2022

Consolidated Schedule of Investments	as of April 30, 2022 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 6.3% (continued)
186119250, 16.19%, 02/18/2025 (a)(i)	Lending Club	2/23/2022	5,761	5,761	5,692
186120139, 12.74%, 02/11/2025 (a)(i)	Lending Club	2/15/2022	5,246	5,246	5,192
186120864, 23.49%, 03/11/2027 (a)(i)	Lending Club	3/15/2022	18,335	18,335	18,013
186122704, 14.49%, 02/11/2025 (a)(i)	Lending Club	2/15/2022	7,378	7,378	7,302
186124468, 9.34%, 02/22/2027 (a)(i)	Lending Club	2/24/2022	12,657	12,657	12,589
186126018, 19.99%, 02/24/2027 (a)(i)	Lending Club	2/28/2022	8,650	8,650	8,523
186127839, 15.19%, 02/11/2027 (a)(i)	Lending Club	2/15/2022	6,353	6,353	6,272
186129128, 13.24%, 02/11/2025 (a)(i)	Lending Club	2/15/2022	24,189	24,189	23,941
186130342, 5.99%, 02/11/2025 (a)(i)	Lending Club	2/15/2022	34,201	34,201	34,133
186131293, 15.19%, 02/11/2027 (a)(i)	Lending Club	2/15/2022	13,628	13,628	13,505
186133242, 9.34%, 02/11/2025 (a)(i)	Lending Club	2/15/2022	5,708	5,708	5,673
186133493, 14.49%, 02/11/2025 (a)(i)	Lending Club	2/15/2022	17,191	17,191	17,015
186134601, 6.59%, 02/11/2025 (a)(i)	Lending Club	2/15/2022	4,700	4,700	4,684
186134822, 8.99%, 02/11/2025 (a)(i)	Lending Club	2/15/2022	3,424	3,424	3,413
186135551, 6.45%, 02/11/2027 (a)(i)	Lending Club	2/15/2022	14,574	14,574	14,512
186135609, 10.49%, 02/11/2025 (a)(i)	Lending Club	2/15/2022	9,523	9,523	9,463
186135953, 19.99%, 02/11/2027 (a)(i)	Lending Club	2/15/2022	7,900	7,900	7,809
186136661, 6.49%, 02/14/2025 (a)(i)	Lending Club	2/16/2022	8,544	8,544	8,517
186137516, 23.49%, 02/11/2027 (a)(i)	Lending Club	2/15/2022	24,551	24,551	23,966
186137950, 4.99%, 02/14/2027 (a)(i)	Lending Club	2/16/2022	27,233	27,233	27,167
186139201, 15.99%, 02/11/2025 (a)(i)	Lending Club	2/15/2022	9,560	9,560	9,429
186139447, 20.44%, 02/14/2027 (a)(i)	Lending Club	2/16/2022	36,511	36,511	36,115
186139498, 12.49%, 02/11/2025 (a)(i)	Lending Club	2/15/2022	9,537	9,537	9,439
186140379, 9.59%, 02/14/2025 (a)(i)	Lending Club	2/16/2022	2,897	2,897	2,894
186143484, 18.44%, 03/07/2025 (a)(i)	Lending Club	3/9/2022	4,405	4,405	4,342
186144111, 12.34%, 02/11/2025 (a)(i)	Lending Club	2/15/2022	9,536	9,536	9,438
186144333, 6.59%, 02/11/2027 (a)(i)	Lending Club	2/15/2022	14,298	14,298	14,239
186145906, 13.69%, 02/11/2027 (a)(i)	Lending Club	2/15/2022	21,483	21,483	21,346
186147186, 18.49%, 02/11/2027 (a)(i)	Lending Club	2/15/2022	5,892	5,892	5,822
186149504, 30.99%, 02/11/2027 (a)(i)	Lending Club	2/15/2022	19,711	19,711	19,237
186152098, 22.99%, 02/11/2025 (a)(i)	Lending Club	2/15/2022	9,630	9,630	9,512
186152237, 18.49%, 02/14/2027 (a)(i)	Lending Club	2/16/2022	13,711	13,711	13,473
186153238, 7.49%, 02/11/2025 (a)(i)	Lending Club	2/15/2022	38,038	38,038	37,962
186154920, 4.99%, 02/14/2025 (a)(i)	Lending Club	2/16/2022	18,017	18,017	17,960
186156292, 14.49%, 02/11/2027 (a)(i)	Lending Club	2/15/2022	15,631	15,631	15,480
186156482, 24.99%, 02/11/2027 (a)(i)	Lending Club	2/15/2022	19,656	19,656	19,187
186158244, 22.99%, 02/11/2025 (a)(i)	Lending Club	2/15/2022	2,882	2,882	2,824
186158788, 10.49%, 02/14/2025 (a)(i)	Lending Club	2/16/2022	1,905	1,905	1,893
186160074, 16.94%, 02/25/2027 (a)(i)	Lending Club	3/1/2022	8,806	8,806	8,718
186161317, 23.19%, 03/02/2027 (a)(i)	Lending Club	3/4/2022	19,820	19,820	19,410
186161926, 9.84%, 02/14/2025 (a)(i)	Lending Club	2/16/2022	19,483	19,483	19,372
186163058, 20.44%, 02/14/2027 (a)(i)	Lending Club	2/16/2022	5,883	5,883	5,780
186163232, 8.99%, 02/14/2025 (a)(i)	Lending Club	2/16/2022	9,522	9,522	9,504
186163249, 6.49%, 02/14/2025 (a)(i)	Lending Club	2/16/2022	3,798	3,798	3,785
186163618, 5.99%, 02/14/2025 (a)(i)	Lending Club	2/16/2022	18,044	18,044	18,011
186164619, 9.84%, 02/14/2025 (a)(i)	Lending Club	2/16/2022	31,408	31,408	31,221
186165363, 7.59%, 02/15/2027 (a)(i)	Lending Club	2/17/2022	9,724	9,724	9,685
186165439, 8.74%, 02/14/2025 (a)(i)	Lending Club	2/16/2022	21,113	21,113	21,046
186165991, 9.24%, 02/14/2025 (a)(i)	Lending Club	2/16/2022	9,181	9,181	9,126
186167712, 15.44%, 02/14/2025 (a)(i)	Lending Club	2/16/2022	2,544	2,544	2,523
186168326, 14.01%, 02/14/2027 (a)(i)	Lending Club	2/16/2022	9,531	9,531	9,445
186169162, 21.49%, 02/14/2027 (a)(i)	Lending Club	2/16/2022	1,333	1,333	1,319
186169655, 7.24%, 02/14/2025 (a)(i)	Lending Club	2/16/2022	5,700	5,700	5,681
186170254, 4.99%, 02/14/2025 (a)(i)	Lending Club	2/16/2022	21,810	21,810	21,741
186170688, 9.49%, 02/14/2027 (a)(i)	Lending Club	2/16/2022	19,474	19,474	19,356
186171063, 20.99%, 02/14/2027 (a)(i)	Lending Club	2/16/2022	23,537	23,537	23,132
186173853, 5.99%, 02/17/2025 (a)(i)	Lending Club	2/22/2022	37,961	37,961	37,846

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2022

Consolidated Schedule of Investments	as of April 30, 2022 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 6.3% (continued)
186175899, 15.74%, 02/14/2027 (a)(i)	Lending Club	2/16/2022	32,216	32,216	31,823
186176306, 9.24%, 02/14/2025 (a)(i)	Lending Club	2/16/2022	19,083	19,083	19,033
186176757, 9.09%, 02/14/2025 (a)(i)	Lending Club	2/16/2022	5,589	5,589	5,553
186177397, 7.84%, 02/14/2025 (a)(i)	Lending Club	2/16/2022	33,263	33,263	33,157
186177952, 9.34%, 02/14/2025 (a)(i)	Lending Club	2/16/2022	33,301	33,301	33,103
186178681, 22.99%, 02/14/2025 (a)(i)	Lending Club	2/16/2022	5,763	5,763	5,654
186180834, 9.09%, 02/14/2025 (a)(i)	Lending Club	2/16/2022	3,229	3,229	3,210
186182819, 7.24%, 02/14/2025 (a)(i)	Lending Club	2/16/2022	11,399	11,399	11,363
186183312, 18.99%, 02/14/2027 (a)(i)	Lending Club	2/16/2022	8,817	8,817	8,664
186183710, 6.49%, 02/14/2025 (a)(i)	Lending Club	2/16/2022	9,921	9,921	9,890
186187343, 9.34%, 02/17/2025 (a)(i)	Lending Club	2/22/2022	8,549	8,549	8,501
186188347, 15.24%, 02/14/2027 (a)(i)	Lending Club	2/16/2022	8,797	8,797	8,690
186191072, 17.49%, 02/15/2025 (a)(i)	Lending Club	2/17/2022	5,743	5,743	5,697
186192404, 11.49%, 02/22/2025 (a)(i)	Lending Club	2/24/2022	2,155	2,155	2,147
186193863, 21.49%, 03/07/2025 (a)(i)	Lending Club	3/9/2022	7,644	7,740	7,710
186193980, 6.74%, 02/14/2025 (a)(i)	Lending Club	2/16/2022	14,244	14,244	14,198
186194140, 7.49%, 02/14/2025 (a)(i)	Lending Club	2/16/2022	9,501	9,501	9,471
186194306, 6.99%, 02/14/2025 (a)(i)	Lending Club	2/16/2022	17,096	17,096	17,041
186198172, 8.99%, 02/14/2025 (a)(i)	Lending Club	2/16/2022	34,719	34,719	34,608
186199812, 16.44%, 02/14/2025 (a)(i)	Lending Club	2/16/2022	5,738	5,738	5,663
186200044, 20.99%, 02/14/2027 (a)(i)	Lending Club	2/16/2022	33,761	33,761	33,175
186201714, 23.49%, 02/14/2027 (a)(i)	Lending Club	2/16/2022	7,867	7,867	7,751
186203190, 29.99%, 02/24/2027 (a)(i)	Lending Club	2/28/2022	18,126	18,126	17,777
186203478, 6.99%, 02/14/2025 (a)(i)	Lending Club	2/16/2022	5,694	5,694	5,676
186204014, 10.19%, 02/22/2027 (a)(i)	Lending Club	2/24/2022	13,639	13,639	13,566
186204229, 10.99%, 02/17/2025 (a)(i)	Lending Club	2/22/2022	5,758	5,758	5,725
186205484, 23.99%, 02/14/2025 (a)(i)	Lending Club	2/16/2022	535	535	530
186205905, 8.59%, 02/15/2027 (a)(i)	Lending Club	2/17/2022	13,623	13,623	13,569
186207781, 9.49%, 02/14/2027 (a)(i)	Lending Club	2/16/2022	24,343	24,343	24,195
186208596, 4.99%, 02/14/2027 (a)(i)	Lending Club	2/16/2022	31,066	31,066	30,989
186208796, 11.84%, 02/14/2025 (a)(i)	Lending Club	2/16/2022	9,441	9,441	9,386
186210843, 5.99%, 02/14/2025 (a)(i)	Lending Club	2/16/2022	23,726	23,726	23,650
186211572, 14.99%, 02/14/2027 (a)(i)	Lending Club	2/16/2022	4,886	4,886	4,841
186212884, 9.99%, 02/22/2027 (a)(i)	Lending Club	2/24/2022	11,689	11,689	11,626
186215262, 15.44%, 02/14/2025 (a)(i)	Lending Club	2/16/2022	2,867	2,867	2,830
186216449, 13.49%, 02/14/2025 (a)(i)	Lending Club	2/16/2022	7,311	7,311	7,239
186217507, 24.49%, 02/15/2025 (a)(i)	Lending Club	2/17/2022	14,422	14,422	14,153
186219997, 6.99%, 02/14/2027 (a)(i)	Lending Club	2/16/2022	29,159	29,159	29,040
186222490, 17.19%, 02/16/2027 (a)(i)	Lending Club	2/18/2022	39,143	39,143	38,681
186223918, 7.59%, 02/14/2027 (a)(i)	Lending Club	2/16/2022	17,503	17,503	17,432
186226030, 23.49%, 02/14/2027 (a)(i)	Lending Club	2/16/2022	9,820	9,820	9,597
186227457, 12.49%, 02/14/2025 (a)(i)	Lending Club	2/16/2022	3,984	3,984	3,946
186227792, 14.19%, 03/02/2025 (a)(i)	Lending Club	3/4/2022	19,551	19,551	19,370
186228314, 12.49%, 02/14/2025 (a)(i)	Lending Club	2/16/2022	14,305	14,305	14,166
186229168, 12.19%, 02/14/2025 (a)(i)	Lending Club	2/16/2022	9,535	9,535	9,442
186229985, 11.24%, 02/15/2025 (a)(i)	Lending Club	2/17/2022	14,292	14,292	14,208
186230040, 8.24%, 02/22/2025 (a)(i)	Lending Club	2/24/2022	1,521	1,521	1,517
186230332, 15.44%, 02/23/2025 (a)(i)	Lending Club	2/25/2022	9,557	9,557	9,450
186230437, 13.24%, 02/14/2025 (a)(i)	Lending Club	2/16/2022	11,432	11,432	11,320
186230918, 11.49%, 02/18/2025 (a)(i)	Lending Club	2/23/2022	10,292	10,292	10,235
186231687, 4.99%, 02/14/2027 (a)(i)	Lending Club	2/16/2022	15,528	15,528	15,465
186232036, 10.99%, 02/15/2025 (a)(i)	Lending Club	2/17/2022	11,432	11,432	11,365
186232907, 5.09%, 02/14/2025 (a)(i)	Lending Club	2/16/2022	10,432	10,432	10,399
186233955, 6.49%, 02/14/2025 (a)(i)	Lending Club	2/16/2022	9,494	9,494	9,464
186235024, 5.99%, 02/14/2025 (a)(i)	Lending Club	2/16/2022	4,745	4,745	4,730
186237910, 23.49%, 02/14/2027 (a)(i)	Lending Club	2/16/2022	19,639	19,639	19,192
186239039, 5.09%, 02/14/2025 (a)(i)	Lending Club	2/16/2022	12,343	12,343	12,320

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2022

Consolidated Schedule of Investments	as of April 30, 2022 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 6.3% (continued)
186240458, 17.24%, 02/14/2027 (a)(i)	Lending Club	2/16/2022	29,358	29,358	29,000
186240797, 13.49%, 02/15/2027 (a)(i)	Lending Club	2/17/2022	14,604	14,604	14,471
186242332, 5.99%, 02/14/2025 (a)(i)	Lending Club	2/16/2022	14,420	14,420	14,375
186243917, 8.49%, 03/07/2025 (a)(i)	Lending Club	3/9/2022	29,265	29,265	29,177
186243926, 5.09%, 02/15/2025 (a)(i)	Lending Club	2/17/2022	20,864	20,864	20,799
186245604, 5.99%, 02/15/2025 (a)(i)(j)	Lending Club	2/17/2022	24,364	24,364	24,314
186253758, 10.49%, 02/16/2025 (a)(i)	Lending Club	2/18/2022	34,282	34,282	34,085
186253866, 6.49%, 02/15/2025 (a)(i)	Lending Club	2/17/2022	9,494	9,494	9,464
186254716, 9.59%, 02/15/2025 (a)(i)	Lending Club	2/17/2022	14,275	14,275	14,191
186255930, 21.49%, 02/18/2025 (a)(i)	Lending Club	2/23/2022	14,250	14,250	14,001
186258464, 24.99%, 03/09/2027 (a)(i)	Lending Club	3/11/2022	19,830	19,830	19,464
186258857, 22.49%, 02/15/2025 (a)(i)	Lending Club	2/17/2022	5,761	5,761	5,654
186260146, 4.99%, 02/15/2025 (a)(i)	Lending Club	2/17/2022	18,017	18,017	17,961
186261645, 9.84%, 03/10/2025 (a)(i)	Lending Club	3/14/2022	10,757	10,757	10,735
186262246, 23.99%, 02/17/2027 (a)(i)	Lending Club	2/22/2022	29,693	29,693	29,296
186263107, 23.99%, 02/15/2027 (a)(i)	Lending Club	2/17/2022	24,213	24,213	23,671
186263527, 15.94%, 02/15/2027 (a)(i)	Lending Club	2/17/2022	33,247	33,247	32,848
186263569, 10.54%, 02/23/2025 (a)(i)	Lending Club	2/25/2022	18,094	18,094	18,002
186263958, 12.99%, 02/24/2025 (a)(i)	Lending Club	2/28/2022	9,540	9,540	9,462
186264307, 14.49%, 02/15/2025 (a)(i)	Lending Club	2/17/2022	2,865	2,865	2,838
186264535, 30.99%, 02/24/2027 (a)(i)	Lending Club	2/28/2022	19,711	19,711	19,331
186264830, 9.34%, 02/22/2027 (a)(i)	Lending Club	2/24/2022	21,420	21,420	21,305
186265083, 14.69%, 02/22/2027 (a)(i)	Lending Club	2/24/2022	34,199	34,199	34,038
186266713, 8.99%, 02/16/2027 (a)(i)	Lending Club	2/18/2022	23,361	23,361	23,268
186266842, 10.49%, 02/18/2025 (a)(i)	Lending Club	2/23/2022	2,857	2,857	2,841
186269763, 10.24%, 02/16/2027 (a)(i)	Lending Club	2/18/2022	11,691	11,691	11,622
186270920, 18.99%, 02/24/2025 (a)(i)	Lending Club	2/28/2022	2,874	2,874	2,834
186271797, 9.24%, 02/16/2025 (a)(i)	Lending Club	2/18/2022	28,542	28,542	28,378
186271799, 20.49%, 02/15/2027 (a)(i)	Lending Club	2/17/2022	21,570	21,570	21,201
186272685, 8.99%, 03/07/2025 (a)(i)	Lending Club	3/9/2022	17,075	17,075	17,022
186273429, 9.34%, 02/16/2025 (a)(i)	Lending Club	2/18/2022	10,466	10,466	10,406
186280147, 20.99%, 02/15/2027 (a)(i)	Lending Club	2/17/2022	16,470	16,470	16,188
186281130, 6.59%, 02/16/2025 (a)(i)	Lending Club	2/18/2022	24,585	24,585	24,548
186283677, 5.99%, 02/16/2025 (a)(i)	Lending Club	2/18/2022	37,887	37,887	37,769
186285554, 8.99%, 03/09/2025 (a)(i)	Lending Club	3/11/2022	19,554	19,554	19,525
186288696, 21.99%, 02/16/2025 (a)(i)	Lending Club	2/18/2022	7,199	7,199	7,068
186288822, 8.99%, 02/17/2025 (a)(i)(j)	Lending Club	2/22/2022	6,960	6,960	6,940
186290975, 16.49%, 02/18/2027 (a)(i)	Lending Club	2/23/2022	5,869	5,869	5,802
186291079, 28.99%, 02/25/2027 (a)(i)(j)	Lending Club	3/1/2022	16,077	16,077	15,774
186291293, 30.99%, 03/17/2027 (a)(i)	Lending Club	3/21/2022	11,914	12,067	12,060
186295500, 14.69%, 02/18/2027 (a)(i)	Lending Club	2/23/2022	26,381	26,381	26,154
186296041, 7.59%, 02/17/2027 (a)(i)	Lending Club	2/22/2022	11,158	11,158	11,115
186296227, 23.99%, 02/16/2027 (a)(i)	Lending Club	2/18/2022	24,557	24,557	24,016
186297344, 9.24%, 02/17/2025 (a)(i)	Lending Club	2/22/2022	1,522	1,522	1,514
186297382, 9.24%, 02/17/2025 (a)(i)	Lending Club	2/22/2022	5,899	5,899	5,865
186298102, 28.99%, 03/16/2025 (a)(i)	Lending Club	3/18/2022	3,929	3,979	3,963
186301354, 12.12%, 02/17/2027 (a)(i)	Lending Club	2/22/2022	39,019	39,019	38,677
186305524, 7.09%, 02/18/2027 (a)(i)	Lending Club	2/23/2022	14,581	14,581	14,524
186305780, 5.99%, 02/22/2025 (a)(i)	Lending Club	2/24/2022	15,184	15,184	15,142
186306461, 5.99%, 02/16/2025 (a)(i)	Lending Club	2/18/2022	6,833	6,833	6,812
186308416, 12.49%, 02/16/2025 (a)(i)	Lending Club	2/18/2022	4,578	4,578	4,534
186310528, 24.99%, 02/18/2027 (a)(i)	Lending Club	2/23/2022	23,587	23,587	23,084
186311093, 25.49%, 02/22/2025 (a)(i)	Lending Club	2/24/2022	19,241	19,241	18,930
186311139, 18.44%, 02/16/2025 (a)(i)	Lending Club	2/18/2022	38,307	38,306	37,682
186314151, 5.99%, 02/17/2025 (a)(i)	Lending Club	2/22/2022	19,929	19,929	19,869
186314710, 28.99%, 02/16/2027 (a)(i)	Lending Club	2/18/2022	11,816	11,816	11,554
186314998, 10.49%, 02/22/2025 (a)(i)	Lending Club	2/24/2022	38,091	38,091	37,894

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2022

Consolidated Schedule of Investments	as of April 30, 2022 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 6.3% (continued)
186315514, 7.84%, 02/18/2025 (a)(i)	Lending Club	2/23/2022	7,603	7,603	7,580
186315573, 14.94%, 02/16/2027 (a)(i)	Lending Club	2/18/2022	5,912	5,912	5,860
186316064, 23.99%, 03/02/2027 (a)(i)	Lending Club	3/4/2022	11,895	11,895	11,647
186318381, 14.99%, 02/16/2027 (a)(i)	Lending Club	2/18/2022	16,767	16,767	16,623
186318619, 15.99%, 02/18/2027 (a)(i)	Lending Club	2/23/2022	22,547	22,547	22,436
186318804, 18.49%, 02/16/2025 (a)(i)	Lending Club	2/18/2022	10,535	10,535	10,363
186321143, 15.94%, 02/22/2027 (a)(i)	Lending Club	2/24/2022	27,380	27,380	27,090
186323534, 5.99%, 02/18/2025 (a)(i)	Lending Club	2/23/2022	18,980	18,980	18,924
186329289, 7.09%, 02/17/2025 (a)(i)	Lending Club	2/22/2022	5,699	5,699	5,682
186330289, 30.99%, 03/14/2027 (a)(i)	Lending Club	3/16/2022	14,893	15,084	15,051
186330393, 9.34%, 02/18/2025 (a)(i)	Lending Club	2/23/2022	18,961	18,961	18,854
186330563, 9.84%, 02/22/2027 (a)(i)	Lending Club	2/24/2022	29,219	29,219	29,063
186332316, 13.99%, 02/17/2025 (a)(i)(j)	Lending Club	2/22/2022	9,829	9,829	9,768
186333355, 12.99%, 02/22/2027 (a)(i)	Lending Club	2/24/2022	9,760	9,760	9,682
186333856, 21.49%, 02/24/2027 (a)(i)	Lending Club	2/28/2022	29,430	29,430	28,867
186335388, 22.99%, 02/23/2025 (a)(i)	Lending Club	2/25/2022	4,821	4,821	4,742
186338039, 9.99%, 03/08/2025 (a)(i)	Lending Club	3/10/2022	12,910	12,910	12,878
186338182, 26.49%, 02/24/2025 (a)(i)	Lending Club	2/28/2022	8,664	8,664	8,530
186339093, 17.99%, 03/21/2025 (a)(i)	Lending Club	3/23/2022	8,320	8,425	8,421
186340276, 16.99%, 03/09/2027 (a)(i)	Lending Club	3/11/2022	9,497	9,497	9,395
186340874, 10.09%, 03/04/2025 (a)(i)	Lending Club	3/8/2022	4,880	4,880	4,853
186341316, 9.74%, 02/17/2027 (a)(i)	Lending Club	2/22/2022	19,478	19,478	19,365
186342352, 16.49%, 03/14/2025 (a)(i)	Lending Club	3/16/2022	9,783	9,783	9,688
186342803, 18.44%, 02/18/2025 (a)(i)	Lending Club	2/23/2022	9,600	9,600	9,508
186344334, 30.99%, 03/03/2027 (a)(i)	Lending Club	3/7/2022	11,914	12,067	11,970
186344749, 23.99%, 02/24/2025 (a)(i)	Lending Club	2/28/2022	5,767	5,767	5,678
186345496, 18.19%, 02/22/2027 (a)(i)	Lending Club	2/24/2022	34,271	34,271	33,750
186346831, 30.99%, 03/23/2027 (a)(i)	Lending Club	3/25/2022	16,879	17,096	17,140
186347310, 18.99%, 03/02/2025 (a)(i)	Lending Club	3/4/2022	4,749	4,749	4,677
186350286, 7.49%, 02/18/2025 (a)(i)	Lending Club	2/23/2022	7,126	7,126	7,105
186352548, 8.49%, 02/18/2025 (a)(i)	Lending Club	2/23/2022	19,017	19,017	18,960
186353252, 18.99%, 02/17/2025 (a)(i)	Lending Club	2/22/2022	4,809	4,809	4,762
186353558, 13.49%, 02/28/2027 (a)(i)	Lending Club	3/2/2022	5,370	5,370	5,330
186354607, 22.99%, 02/17/2025 (a)(i)	Lending Club	2/22/2022	2,889	2,889	2,860
186355122, 23.99%, 02/17/2027 (a)(i)	Lending Club	2/22/2022	9,823	9,823	9,610
186356513, 14.19%, 02/18/2025 (a)(i)	Lending Club	2/23/2022	9,491	9,491	9,405
186356520, 20.49%, 03/03/2027 (a)(i)	Lending Club	3/7/2022	29,709	29,709	29,247
186358108, 16.69%, 02/18/2025 (a)(i)	Lending Club	2/23/2022	5,566	5,566	5,501
186359383, 15.99%, 02/17/2025 (a)(i)	Lending Club	2/22/2022	23,834	23,834	23,534
186359587, 19.94%, 02/17/2027 (a)(i)	Lending Club	2/22/2022	16,662	16,662	16,387
186360338, 30.99%, 03/10/2027 (a)(i)	Lending Club	3/14/2022	5,957	6,032	6,007
186362290, 9.69%, 02/22/2025 (a)(i)	Lending Club	2/24/2022	2,379	2,379	2,367
186365788, 23.99%, 02/22/2027 (a)(i)	Lending Club	2/24/2022	29,469	29,468	28,883
186365957, 30.99%, 03/08/2027 (a)(i)	Lending Club	3/10/2022	14,655	14,841	14,721
186366292, 11.99%, 02/18/2025 (a)(i)	Lending Club	2/23/2022	2,645	2,645	2,630
186366745, 22.49%, 02/17/2025 (a)(i)	Lending Club	2/22/2022	11,523	11,523	11,317
186366857, 30.99%, 03/07/2027 (a)(i)	Lending Club	3/9/2022	6,156	6,235	6,198
186367313, 6.59%, 02/18/2027 (a)(i)	Lending Club	2/23/2022	38,882	38,882	38,794
186367879, 8.99%, 02/18/2027 (a)(i)	Lending Club	2/23/2022	38,935	38,935	38,785
186368614, 23.99%, 02/18/2027 (a)(i)	Lending Club	2/23/2022	18,830	18,830	18,568
186374382, 5.99%, 02/18/2025 (a)(i)	Lending Club	2/23/2022	23,725	23,725	23,655
186376281, 7.09%, 02/18/2027 (a)(i)	Lending Club	2/23/2022	25,187	25,187	25,089
186376929, 8.99%, 03/07/2025 (a)(i)	Lending Club	3/9/2022	2,837	2,837	2,829
186378594, 10.54%, 02/28/2025 (a)(i)	Lending Club	3/2/2022	8,571	8,571	8,528
186379785, 11.69%, 02/18/2027 (a)(i)	Lending Club	2/23/2022	11,702	11,702	11,635
186381065, 13.99%, 02/22/2027 (a)(i)	Lending Club	2/24/2022	28,323	28,323	28,097
186382921, 8.74%, 02/22/2025 (a)(i)	Lending Club	2/24/2022	9,510	9,510	9,484

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2022

Consolidated Schedule of Investments	as of April 30, 2022 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 6.3% (continued)
186384422, 10.89%, 02/18/2025 (a)(i)	Lending Club	2/23/2022	4,763	4,763	4,736
186388373, 6.49%, 02/22/2025 (a)(i)	Lending Club	2/24/2022	9,494	9,494	9,467
186388863, 12.24%, 03/03/2027 (a)(i)	Lending Club	3/7/2022	7,112	7,112	7,052
186388985, 4.99%, 02/22/2027 (a)(i)	Lending Club	2/24/2022	29,116	29,116	29,009
186389884, 15.99%, 02/18/2025 (a)(i)	Lending Club	2/23/2022	28,682	28,682	28,331
186390394, 23.99%, 02/18/2027 (a)(i)	Lending Club	2/23/2022	14,734	14,734	14,420
186398361, 15.99%, 02/18/2025 (a)(i)(j)	Lending Club	2/23/2022	9,839	9,839	9,757
186399374, 6.74%, 02/22/2025 (a)(i)	Lending Club	2/24/2022	24,689	24,689	24,620
186401408, 22.99%, 02/23/2025 (a)(i)	Lending Club	2/25/2022	4,812	4,812	4,767
186404263, 20.99%, 03/02/2027 (a)(i)	Lending Club	3/4/2022	9,904	9,904	9,747
186406480, 14.19%, 02/22/2027 (a)(i)	Lending Club	2/24/2022	23,443	23,443	23,255
186407529, 23.49%, 02/18/2027 (a)(i)	Lending Club	2/23/2022	11,784	11,784	11,533
186407769, 27.99%, 03/15/2025 (a)(i)	Lending Club	3/17/2022	5,892	5,966	5,902
186409868, 13.24%, 02/22/2027 (a)(i)	Lending Club	2/24/2022	17,962	17,962	17,818
186410723, 13.24%, 02/18/2025 (a)(i)	Lending Club	2/23/2022	11,450	11,450	11,346
186411265, 9.59%, 02/22/2025 (a)(i)	Lending Club	2/24/2022	9,516	9,516	9,467
186411740, 5.09%, 02/22/2025 (a)(i)	Lending Club	2/24/2022	9,104	9,104	9,079
186412503, 7.59%, 03/14/2025 (a)(i)(j)	Lending Club	3/16/2022	9,262	9,262	9,238
186414924, 7.59%, 02/22/2027 (a)(i)	Lending Club	2/24/2022	26,255	26,255	26,159
186415311, 5.49%, 02/22/2025 (a)(i)	Lending Club	2/24/2022	14,230	14,230	14,190
186417393, 28.74%, 03/08/2025 (a)(i)	Lending Club	3/10/2022	14,733	14,918	14,808
186420008, 12.99%, 02/24/2025 (a)(i)	Lending Club	2/28/2022	3,816	3,816	3,785
186422250, 30.99%, 03/08/2027 (a)(i)(j)	Lending Club	3/10/2022	5,850	5,924	5,808
186422320, 21.49%, 02/18/2027 (a)(i)	Lending Club	2/23/2022	14,715	14,715	14,402
186422693, 14.19%, 02/22/2027 (a)(i)	Lending Club	2/24/2022	22,466	22,466	22,286
186423051, 5.99%, 02/22/2025 (a)(i)	Lending Club	2/24/2022	23,725	23,725	23,659
186423124, 25.49%, 02/24/2025 (a)(i)	Lending Club	2/28/2022	19,241	19,241	18,944
186424467, 17.49%, 03/04/2025 (a)(i)	Lending Club	3/8/2022	7,829	7,927	7,897
186425657, 8.79%, 02/22/2025 (a)(i)	Lending Club	2/24/2022	10,462	10,462	10,433
186430295, 19.94%, 02/22/2027 (a)(i)	Lending Club	2/24/2022	10,782	10,782	10,618
186430834, 15.24%, 02/22/2027 (a)(i)	Lending Club	2/24/2022	28,150	28,150	27,852
186431138, 19.49%, 02/22/2027 (a)(i)	Lending Club	2/24/2022	29,397	29,397	28,950
186431339, 11.52%, 02/22/2027 (a)(i)	Lending Club	2/24/2022	30,232	30,232	30,071
186431907, 7.49%, 02/22/2025 (a)(i)	Lending Club	2/24/2022	15,202	15,202	15,160
186432025, 30.49%, 03/16/2027 (a)(i)	Lending Club	3/18/2022	7,881	7,982	7,974
186432471, 18.44%, 02/22/2025 (a)(i)	Lending Club	2/24/2022	11,492	11,492	11,324
186433520, 14.94%, 02/22/2027 (a)(i)	Lending Club	2/24/2022	4,886	4,886	4,847
186435948, 13.49%, 02/22/2027 (a)(i)(j)	Lending Club	2/24/2022	39,664	39,664	39,434
186439441, 30.49%, 03/03/2027 (a)(i)	Lending Club	3/7/2022	13,934	14,113	14,179
186439607, 24.99%, 03/08/2025 (a)(i)	Lending Club	3/10/2022	1,980	2,005	2,006
186440679, 8.59%, 02/22/2025 (a)(i)	Lending Club	2/24/2022	1,712	1,712	1,707
186441268, 20.49%, 03/09/2025 (a)(i)	Lending Club	3/11/2022	3,810	3,858	3,865
186442601, 8.49%, 02/22/2025 (a)(i)	Lending Club	2/24/2022	31,877	31,877	31,788
186443078, 9.99%, 02/22/2027 (a)(i)	Lending Club	2/24/2022	35,066	35,066	34,879
186443751, 27.99%, 03/17/2024 (a)(i)	Lending Club	3/21/2022	14,527	14,707	14,640
186444042, 23.49%, 03/08/2027 (a)(i)	Lending Club	3/10/2022	8,920	8,920	8,754
186444057, 24.79%, 02/22/2025 (a)(i)	Lending Club	2/24/2022	9,616	9,616	9,461
186444854, 18.49%, 02/22/2027 (a)(i)	Lending Club	2/24/2022	8,324	8,324	8,198
186445485, 30.99%, 03/21/2027 (a)(i)	Lending Club	3/23/2022	5,957	6,034	6,043
186445568, 17.49%, 02/22/2027 (a)(i)	Lending Club	2/24/2022	39,150	39,150	38,736
186448014, 16.49%, 02/22/2027 (a)(i)	Lending Club	2/24/2022	7,043	7,043	6,968
186448116, 17.99%, 02/22/2027 (a)(i)	Lending Club	2/24/2022	11,749	11,749	11,624
186448593, 8.49%, 02/22/2025 (a)(i)	Lending Club	2/24/2022	28,526	28,525	28,446
186449199, 23.99%, 03/04/2027 (a)(i)	Lending Club	3/8/2022	19,971	19,971	19,762
186450032, 5.09%, 02/22/2025 (a)(i)	Lending Club	2/24/2022	18,945	18,945	18,892
186450296, 6.74%, 03/08/2025 (a)(i)	Lending Club	3/10/2022	8,384	8,384	8,360
186450406, 18.19%, 02/22/2027 (a)(i)	Lending Club	2/24/2022	29,375	29,375	28,928

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2022

Consolidated Schedule of Investments	as of April 30, 2022 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 6.3% (continued)
186451093, 5.59%, 02/22/2027 (a)(i)	Lending Club	2/24/2022	12,622	12,622	12,576
186455794, 14.19%, 02/22/2027 (a)(i)	Lending Club	2/24/2022	29,303	29,303	29,069
186457043, 9.49%, 02/22/2027 (a)(i)	Lending Club	2/24/2022	4,674	4,674	4,649
186459728, 13.49%, 02/22/2025 (a)(i)	Lending Club	2/24/2022	1,718	1,718	1,703
186460226, 7.49%, 03/10/2025 (a)(i)	Lending Club	3/14/2022	17,579	17,579	17,555
186462208, 22.99%, 02/22/2025 (a)(i)	Lending Club	2/24/2022	9,605	9,605	9,451
186463985, 10.74%, 02/22/2027 (a)(i)	Lending Club	2/24/2022	24,364	24,364	24,234
186465186, 7.59%, 02/23/2025 (a)(i)	Lending Club	2/25/2022	20,904	20,904	20,847
186465325, 30.49%, 03/07/2025 (a)(i)	Lending Club	3/9/2022	4,913	4,975	4,924
186469377, 6.59%, 02/22/2025 (a)(i)	Lending Club	2/24/2022	6,836	6,836	6,817
186469623, 18.49%, 02/22/2027 (a)(i)	Lending Club	2/24/2022	7,051	7,051	6,944
186470642, 15.69%, 02/24/2025 (a)(i)	Lending Club	2/28/2022	11,470	11,470	11,345
186473434, 7.24%, 02/22/2025 (a)(i)	Lending Club	2/24/2022	16,149	16,149	16,104
186475599, 7.74%, 02/22/2025 (a)(i)	Lending Club	2/24/2022	28,509	28,509	28,430
186475971, 18.99%, 02/25/2025 (a)(i)	Lending Club	3/1/2022	1,437	1,437	1,417
186481362, 14.94%, 02/22/2027 (a)(i)(j)	Lending Club	2/24/2022	11,584	11,584	11,489
186481468, 4.99%, 02/22/2025 (a)(i)	Lending Club	2/24/2022	14,509	14,509	14,468
186482676, 15.99%, 02/22/2025 (a)(i)	Lending Club	2/24/2022	6,214	6,214	6,144
186482761, 20.99%, 02/24/2025 (a)(i)	Lending Club	2/28/2022	8,363	8,363	8,280
186483902, 24.99%, 03/22/2025 (a)(i)	Lending Club	3/24/2022	7,652	7,749	7,732
186484216, 9.63%, 02/22/2027 (a)(i)	Lending Club	2/24/2022	33,482	33,482	33,306
186485157, 20.49%, 02/22/2027 (a)(i)	Lending Club	2/24/2022	34,316	34,316	33,793
186488340, 9.99%, 02/22/2027 (a)(i)	Lending Club	2/24/2022	29,222	29,222	29,066
186488587, 9.63%, 02/22/2027 (a)(i)	Lending Club	2/24/2022	13,633	13,633	13,561
186494520, 20.99%, 02/22/2025 (a)(i)	Lending Club	2/24/2022	4,701	4,701	4,632
186498606, 4.99%, 02/22/2027 (a)(i)	Lending Club	2/24/2022	10,676	10,676	10,637
186499265, 10.59%, 02/22/2025 (a)(i)	Lending Club	2/24/2022	13,668	13,668	13,597
186499500, 7.09%, 03/11/2027 (a)(i)	Lending Club	3/15/2022	30,599	30,599	30,551
186499981, 7.09%, 02/22/2025 (a)(i)	Lending Club	2/24/2022	37,994	37,993	37,938
186500365, 21.79%, 02/22/2025 (a)(i)	Lending Club	2/24/2022	5,759	5,759	5,666
186500893, 19.99%, 03/21/2027 (a)(i)	Lending Club	3/23/2022	21,388	21,662	21,696
186501252, 30.99%, 03/07/2025 (a)(i)	Lending Club	3/9/2022	14,742	14,928	14,774
186502686, 6.49%, 02/22/2025 (a)(i)	Lending Club	2/24/2022	11,393	11,393	11,361
186507209, 9.74%, 02/22/2027 (a)(i)	Lending Club	2/24/2022	38,956	38,956	38,748
186509911, 16.49%, 03/10/2025 (a)(i)	Lending Club	3/14/2022	5,381	5,381	5,324
186510221, 7.24%, 03/07/2025 (a)(i)(j)	Lending Club	3/9/2022	40,000	40,000	39,943
186512499, 26.49%, 02/23/2025 (a)(i)	Lending Club	2/25/2022	19,061	19,061	18,761
186512978, 8.24%, 02/23/2025 (a)(i)	Lending Club	2/25/2022	14,260	14,260	14,221
186515777, 27.49%, 03/07/2024 (a)(i)	Lending Club	3/9/2022	14,524	14,702	14,569
186516008, 12.34%, 02/23/2025 (a)(i)	Lending Club	2/25/2022	4,768	4,768	4,728
186517183, 30.99%, 03/04/2027 (a)(i)	Lending Club	3/8/2022	7,500	7,596	7,640
186518196, 10.54%, 02/23/2025 (a)(i)	Lending Club	2/25/2022	10,482	10,482	10,453
186519049, 14.49%, 02/22/2025 (a)(i)	Lending Club	2/24/2022	14,234	14,234	14,109
186519359, 8.99%, 02/23/2025 (a)(i)	Lending Club	2/25/2022	9,517	9,517	9,504
186520234, 17.19%, 02/28/2027 (a)(i)	Lending Club	3/2/2022	7,339	7,339	7,267
186522630, 12.49%, 02/23/2025 (a)(i)	Lending Club	2/25/2022	24,796	24,796	24,589
186525066, 6.49%, 03/09/2025 (a)(i)	Lending Club	3/11/2022	38,991	38,991	38,883
186525669, 6.49%, 02/28/2025 (a)(i)(j)	Lending Club	3/2/2022	9,748	9,748	9,724
186526396, 28.99%, 02/24/2027 (a)(i)	Lending Club	2/28/2022	9,847	9,847	9,657
186526649, 30.99%, 03/09/2027 (a)(i)	Lending Club	3/11/2022	14,893	15,084	15,011
186527081, 14.94%, 02/28/2027 (a)(i)	Lending Club	3/2/2022	26,386	26,386	26,186
186527225, 18.49%, 02/22/2027 (a)(i)	Lending Club	2/24/2022	19,587	19,587	19,289
186527801, 8.24%, 02/28/2025 (a)(i)	Lending Club	3/2/2022	11,408	11,408	11,376
186529536, 16.99%, 02/22/2025 (a)(i)	Lending Club	2/24/2022	6,664	6,664	6,586
186530931, 19.49%, 03/08/2027 (a)(i)	Lending Club	3/10/2022	6,183	6,183	6,097
186531370, 8.79%, 02/22/2025 (a)(i)	Lending Club	2/24/2022	5,706	5,706	5,690
186532048, 9.49%, 02/23/2025 (a)(i)	Lending Club	2/25/2022	7,613	7,613	7,574

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2022

Consolidated Schedule of Investments	as of April 30, 2022 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 6.3% (continued)
186532892, 28.99%, 03/10/2025 (a)(i)	Lending Club	3/14/2022	4,935	4,998	5,020
186534674, 5.99%, 02/28/2025 (a)(i)	Lending Club	3/2/2022	6,169	6,169	6,152
186535728, 9.63%, 02/23/2027 (a)(i)	Lending Club	2/25/2022	27,267	27,267	27,124
186538516, 30.99%, 03/14/2025 (a)(i)	Lending Club	3/16/2022	7,863	7,962	7,910
186538736, 8.24%, 02/28/2025 (a)(i)	Lending Club	3/2/2022	6,655	6,655	6,636
186539534, 17.94%, 02/22/2025 (a)(i)	Lending Club	2/24/2022	14,360	14,360	14,197
186542560, 24.99%, 02/23/2027 (a)(i)	Lending Club	2/25/2022	19,656	19,656	19,272
186542844, 17.19%, 03/03/2027 (a)(i)(j)	Lending Club	3/7/2022	21,861	21,861	21,602
186544047, 20.99%, 03/17/2027 (a)(i)	Lending Club	3/21/2022	10,697	10,834	10,838
186544338, 15.24%, 02/22/2027 (a)(i)	Lending Club	2/24/2022	6,842	6,842	6,770
186545919, 13.94%, 02/23/2025 (a)(i)	Lending Club	2/25/2022	8,565	8,565	8,493
186547658, 10.99%, 03/10/2025 (a)(i)	Lending Club	3/14/2022	9,780	9,780	9,756
186548379, 5.99%, 02/28/2025 (a)(i)	Lending Club	3/2/2022	9,965	9,965	9,938
186548881, 15.74%, 02/23/2027 (a)(i)	Lending Club	2/25/2022	25,176	25,176	24,915
186549505, 22.99%, 02/24/2025 (a)(i)	Lending Club	2/28/2022	9,605	9,605	9,457
186549507, 27.99%, 03/14/2024 (a)(i)	Lending Club	3/16/2022	9,684	9,804	9,746
186552069, 14.99%, 02/23/2027 (a)(i)	Lending Club	2/25/2022	39,091	39,091	38,784
186552397, 10.54%, 02/23/2025 (a)(i)	Lending Club	2/25/2022	5,714	5,714	5,685
186553759, 15.49%, 02/23/2025 (a)(i)(j)	Lending Club	2/25/2022	1,969	1,969	1,958
186554572, 22.99%, 02/23/2025 (a)(i)	Lending Club	2/25/2022	13,493	13,493	13,367
186555755, 11.69%, 03/07/2027 (a)(i)	Lending Club	3/9/2022	19,753	19,753	19,643
186556405, 23.99%, 03/10/2025 (a)(i)	Lending Club	3/14/2022	23,538	23,834	23,719
186556557, 18.99%, 02/23/2025 (a)(i)	Lending Club	2/25/2022	6,706	6,706	6,610
186556881, 21.99%, 02/23/2025 (a)(i)	Lending Club	2/25/2022	8,639	8,639	8,503
186560731, 13.49%, 02/24/2027 (a)(i)	Lending Club	2/28/2022	23,432	23,432	23,252
186561715, 22.99%, 02/23/2025 (a)(i)	Lending Club	2/25/2022	4,803	4,803	4,727
186561967, 27.99%, 02/23/2025 (a)(i)	Lending Club	2/25/2022	2,409	2,409	2,371
186563488, 9.63%, 02/23/2027 (a)(i)	Lending Club	2/25/2022	39,575	39,575	39,434
186563944, 7.09%, 02/23/2025 (a)(i)	Lending Club	2/25/2022	11,873	11,873	11,840
186564080, 13.24%, 03/04/2025 (a)(i)	Lending Club	3/8/2022	15,636	15,636	15,497
186566370, 7.09%, 02/25/2027 (a)(i)	Lending Club	3/1/2022	25,273	25,273	25,185
186566531, 18.99%, 02/23/2025 (a)(i)	Lending Club	2/25/2022	5,748	5,748	5,666
186567448, 19.49%, 03/02/2027 (a)(i)	Lending Club	3/4/2022	19,009	19,009	18,710
186568548, 22.99%, 03/02/2025 (a)(i)	Lending Club	3/4/2022	4,902	4,902	4,811
186568662, 30.99%, 03/14/2027 (a)(i)	Lending Club	3/16/2022	14,893	15,084	15,051
186571697, 18.99%, 02/28/2025 (a)(i)	Lending Club	3/2/2022	9,197	9,197	9,075
186572817, 16.99%, 02/23/2025 (a)(i)	Lending Club	2/25/2022	14,351	14,351	14,191
186572822, 9.49%, 03/02/2027 (a)(i)	Lending Club	3/4/2022	9,898	9,898	9,867
186573934, 17.69%, 02/23/2027 (a)(i)	Lending Club	2/25/2022	7,831	7,831	7,750
186574776, 23.49%, 02/24/2027 (a)(i)	Lending Club	2/28/2022	9,820	9,820	9,632
186576309, 17.99%, 02/25/2027 (a)(i)	Lending Club	3/1/2022	10,770	10,770	10,662
186576419, 30.99%, 03/29/2025 (a)(i)	Lending Club	3/31/2022	4,914	4,972	4,912
186588133, 24.99%, 03/07/2027 (a)(i)	Lending Club	3/9/2022	15,565	15,565	15,415
186598087, 18.99%, 02/24/2025 (a)(i)	Lending Club	2/28/2022	11,440	11,439	11,251
186598394, 18.99%, 03/09/2027 (a)(i)(j)	Lending Club	3/11/2022	27,500	27,500	27,322
186604392, 10.24%, 02/25/2025 (a)(i)	Lending Club	3/1/2022	15,234	15,234	15,159
186604983, 8.49%, 02/24/2025 (a)(i)	Lending Club	2/28/2022	19,017	19,017	18,966
186606803, 22.69%, 02/25/2027 (a)(i)	Lending Club	3/1/2022	17,669	17,669	17,337
186606885, 22.99%, 02/24/2025 (a)(i)	Lending Club	2/28/2022	2,305	2,305	2,270
186606955, 10.99%, 03/04/2025 (a)(i)	Lending Club	3/8/2022	14,646	14,646	14,564
186609833, 16.49%, 02/24/2027 (a)(i)	Lending Club	2/28/2022	21,129	21,129	20,913
186610819, 30.99%, 03/09/2027 (a)(i)	Lending Club	3/11/2022	9,929	10,056	10,007
186611261, 23.49%, 02/24/2027 (a)(i)	Lending Club	2/28/2022	9,820	9,820	9,632
186611625, 5.99%, 02/28/2025 (a)(i)	Lending Club	3/2/2022	4,271	4,271	4,259
186611666, 15.99%, 02/24/2027 (a)(i)	Lending Club	2/28/2022	34,226	34,226	33,877
186612247, 9.09%, 03/02/2025 (a)(i)	Lending Club	3/4/2022	39,029	39,029	38,809
186612790, 8.99%, 03/03/2027 (a)(i)	Lending Club	3/7/2022	11,862	11,862	11,837

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2022

Consolidated Schedule of Investments	as of April 30, 2022 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 6.3% (continued)
186614496, 28.99%, 03/16/2025 (a)(i)	Lending Club	3/18/2022	14,734	14,920	14,863
186615155, 22.99%, 03/10/2025 (a)(i)	Lending Club	3/14/2022	4,902	4,902	4,824
186615940, 22.99%, 02/24/2025 (a)(i)	Lending Club	2/28/2022	7,684	7,684	7,566
186616266, 22.99%, 02/24/2025 (a)(i)	Lending Club	2/28/2022	3,842	3,842	3,783
186616543, 25.49%, 02/24/2025 (a)(i)	Lending Club	2/28/2022	3,656	3,656	3,599
186617394, 18.49%, 02/24/2027 (a)(i)	Lending Club	2/28/2022	24,483	24,483	24,124
186617731, 16.19%, 02/25/2025 (a)(i)(j)	Lending Club	3/1/2022	14,714	14,714	14,610
186617758, 5.99%, 02/28/2025 (a)(i)	Lending Club	3/2/2022	28,471	28,471	28,394
186618032, 10.59%, 02/25/2027 (a)(i)	Lending Club	3/1/2022	38,978	38,978	38,781
186618575, 18.99%, 02/24/2025 (a)(i)	Lending Club	2/28/2022	13,764	13,764	13,577
186618990, 12.49%, 02/24/2025 (a)(i)	Lending Club	2/28/2022	1,717	1,717	1,703
186620390, 21.99%, 02/24/2025 (a)(i)	Lending Club	2/28/2022	10,559	10,559	10,397
186621339, 15.69%, 02/24/2025 (a)(i)	Lending Club	2/28/2022	4,015	4,015	3,971
186622303, 30.99%, 03/03/2025 (a)(i)(j)	Lending Club	3/7/2022	4,511	4,568	4,492
186623322, 22.99%, 03/02/2027 (a)(i)	Lending Club	3/4/2022	14,865	14,865	14,557
186623473, 10.99%, 02/25/2025 (a)(i)	Lending Club	3/1/2022	5,697	5,697	5,669
186627742, 9.99%, 02/28/2027 (a)(i)	Lending Club	3/2/2022	29,222	29,222	29,072
186630251, 18.99%, 02/24/2025 (a)(i)(j)	Lending Club	2/28/2022	19,975	19,975	19,675
186632305, 18.99%, 02/24/2025 (a)(i)	Lending Club	2/28/2022	13,795	13,795	13,602
186632825, 28.99%, 03/09/2025 (a)(i)	Lending Club	3/11/2022	2,357	2,387	2,370
186633493, 15.24%, 02/25/2025 (a)(i)	Lending Club	3/1/2022	6,055	6,055	6,021
186635190, 6.59%, 02/25/2025 (a)(i)	Lending Club	3/1/2022	8,545	8,545	8,523
186636012, 22.99%, 02/25/2025 (a)(i)	Lending Club	3/1/2022	2,882	2,882	2,838
186638846, 14.99%, 02/28/2027 (a)(i)	Lending Club	3/2/2022	11,727	11,727	11,639
186639728, 8.79%, 02/25/2025 (a)(i)	Lending Club	3/1/2022	13,315	13,315	13,280
186640995, 15.94%, 02/25/2027 (a)(i)	Lending Club	3/1/2022	11,734	11,734	11,617
186643887, 8.99%, 02/28/2027 (a)(i)	Lending Club	3/2/2022	7,300	7,300	7,273
186644292, 8.99%, 02/25/2025 (a)(i)	Lending Club	3/1/2022	20,927	20,927	20,871
186646185, 21.99%, 02/25/2027 (a)(i)	Lending Club	3/1/2022	19,625	19,625	19,257
186647083, 21.99%, 02/28/2027 (a)(i)	Lending Club	3/2/2022	20,361	20,361	19,991
186647551, 19.99%, 03/14/2024 (a)(i)	Lending Club	3/16/2022	14,487	14,665	14,614
186647860, 17.94%, 02/25/2025 (a)(i)(j)	Lending Club	3/1/2022	6,852	6,852	6,783
186648666, 13.94%, 02/28/2025 (a)(i)	Lending Club	3/2/2022	5,209	5,209	5,166
186648726, 6.99%, 02/28/2025 (a)(i)	Lending Club	3/2/2022	9,498	9,498	9,471
186649759, 7.49%, 02/28/2025 (a)(i)	Lending Club	3/2/2022	24,703	24,703	24,635
186651540, 8.99%, 02/28/2025 (a)(i)	Lending Club	3/2/2022	22,829	22,829	22,764
186652442, 22.99%, 02/25/2027 (a)(i)	Lending Club	3/1/2022	11,781	11,781	11,560
186655387, 13.19%, 03/11/2025 (a)(i)	Lending Club	3/15/2022	2,932	2,932	2,909
186655839, 4.99%, 02/28/2025 (a)(i)(j)	Lending Club	3/2/2022	28,264	28,264	28,219
186656549, 27.99%, 02/25/2027 (a)(i)	Lending Club	3/1/2022	24,607	24,607	24,339
186657762, 8.99%, 02/28/2027 (a)(i)	Lending Club	3/2/2022	37,962	37,962	37,822
186659296, 12.34%, 03/04/2025 (a)(i)	Lending Club	3/8/2022	39,076	39,076	38,733
186659582, 7.49%, 02/28/2025 (a)(i)	Lending Club	3/2/2022	13,302	13,302	13,265
186660887, 7.49%, 02/28/2025 (a)(i)	Lending Club	3/2/2022	7,126	7,126	7,106
186661222, 22.99%, 02/25/2025 (a)(i)	Lending Club	3/1/2022	9,605	9,605	9,461
186662050, 28.49%, 03/07/2025 (a)(i)	Lending Club	3/9/2022	6,880	6,967	6,968
186663166, 19.94%, 02/28/2025 (a)(i)	Lending Club	3/2/2022	9,586	9,586	9,458
186663652, 22.99%, 02/25/2025 (a)(i)	Lending Club	3/1/2022	11,487	11,487	11,313
186663937, 30.49%, 02/25/2025 (a)(i)	Lending Club	3/1/2022	14,487	14,487	14,359
186664039, 30.99%, 03/14/2025 (a)(i)	Lending Club	3/16/2022	1,473	1,492	1,482
186665851, 16.99%, 02/25/2025 (a)(i)(j)	Lending Club	3/1/2022	1,192	1,192	1,198
186667574, 18.49%, 02/28/2027 (a)(i)	Lending Club	3/2/2022	22,527	22,527	22,349
186668155, 25.99%, 02/25/2025 (a)(i)	Lending Club	3/1/2022	2,695	2,695	2,654
186669127, 11.52%, 02/28/2027 (a)(i)	Lending Club	3/2/2022	39,555	39,555	39,412
186669465, 11.19%, 02/28/2025 (a)(i)	Lending Club	3/2/2022	8,573	8,573	8,531
186671873, 16.24%, 03/07/2025 (a)(i)	Lending Club	3/9/2022	6,394	6,474	6,478
186672812, 30.99%, 02/28/2027 (a)(i)	Lending Club	3/2/2022	12,787	12,787	12,548

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2022

Consolidated Schedule of Investments	as of April 30, 2022 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 6.3% (continued)
186673896, 17.49%, 02/28/2025 (a)(i)	Lending Club	3/2/2022	18,547	18,547	18,346
186675548, 14.49%, 03/02/2025 (a)(i)(j)	Lending Club	3/4/2022	9,427	9,427	9,346
186676177, 30.99%, 03/14/2027 (a)(i)	Lending Club	3/16/2022	7,943	8,045	8,027
186678676, 22.99%, 02/28/2025 (a)(i)	Lending Club	3/2/2022	5,763	5,763	5,679
186678682, 5.99%, 03/03/2027 (a)(i)	Lending Club	3/7/2022	15,278	15,278	15,225
186679649, 27.99%, 02/28/2025 (a)(i)	Lending Club	3/2/2022	8,094	8,094	7,974
186681238, 30.99%, 03/09/2027 (a)(i)	Lending Club	3/11/2022	11,914	12,067	12,009
186682233, 12.74%, 03/03/2027 (a)(i)	Lending Club	3/7/2022	23,712	23,711	23,508
186682717, 30.49%, 03/09/2027 (a)(i)	Lending Club	3/11/2022	9,530	9,653	9,607
186683202, 23.79%, 02/28/2025 (a)(i)	Lending Club	3/2/2022	7,688	7,688	7,576
186684633, 5.99%, 02/28/2025 (a)(i)	Lending Club	3/2/2022	20,477	20,477	20,441
186685210, 10.99%, 02/28/2027 (a)(i)	Lending Club	3/2/2022	14,621	14,621	14,545
186686440, 10.99%, 02/28/2025 (a)(i)(j)	Lending Club	3/2/2022	13,279	13,279	13,206
186686476, 5.59%, 03/03/2025 (a)(i)	Lending Club	3/7/2022	4,872	4,872	4,858
186688317, 14.49%, 02/28/2027 (a)(i)	Lending Club	3/2/2022	7,034	7,034	6,981
186690505, 7.24%, 02/28/2025 (a)(i)	Lending Club	3/2/2022	14,249	14,249	14,210
186691527, 22.99%, 02/28/2025 (a)(i)	Lending Club	3/2/2022	1,441	1,441	1,420
186693132, 7.79%, 02/28/2025 (a)(i)(j)	Lending Club	3/2/2022	5,366	5,366	5,357
186693742, 30.99%, 03/14/2027 (a)(i)	Lending Club	3/16/2022	11,925	12,078	12,204
186694140, 9.99%, 02/28/2025 (a)(i)	Lending Club	3/2/2022	4,379	4,379	4,357
186694143, 5.59%, 02/28/2027 (a)(i)	Lending Club	3/2/2022	12,623	12,623	12,578
186694258, 7.24%, 02/28/2025 (a)(i)	Lending Club	3/2/2022	6,080	6,079	6,063
186695293, 10.24%, 03/04/2027 (a)(i)	Lending Club	3/8/2022	9,872	9,872	9,815
186695548, 8.49%, 02/28/2025 (a)(i)	Lending Club	3/2/2022	31,735	31,735	31,645
186696309, 30.99%, 03/14/2027 (a)(i)	Lending Club	3/16/2022	11,914	12,067	12,041
186697126, 6.49%, 02/28/2025 (a)(i)	Lending Club	3/2/2022	2,373	2,373	2,367
186697448, 6.49%, 02/28/2027 (a)(i)	Lending Club	3/2/2022	19,432	19,432	19,363
186697817, 8.44%, 03/14/2027 (a)(i)	Lending Club	3/16/2022	10,852	10,852	10,818
186698123, 5.99%, 02/28/2025 (a)(i)	Lending Club	3/2/2022	18,980	18,980	18,929
186698291, 10.24%, 02/28/2027 (a)(i)	Lending Club	3/2/2022	19,456	19,456	19,355
186698646, 23.99%, 02/28/2025 (a)(i)	Lending Club	3/2/2022	9,737	9,737	9,593
186699230, 27.49%, 02/28/2027 (a)(i)	Lending Club	3/2/2022	24,599	24,599	24,144
186701229, 5.99%, 02/28/2025 (a)(i)	Lending Club	3/2/2022	11,388	11,388	11,357
186701588, 7.49%, 02/28/2025 (a)(i)	Lending Club	3/2/2022	3,040	3,040	3,032
186702573, 9.99%, 02/28/2025 (a)(i)	Lending Club	3/2/2022	21,894	21,894	21,786
186703239, 9.99%, 02/28/2027 (a)(i)	Lending Club	3/2/2022	38,962	38,962	38,763
186703275, 10.49%, 02/28/2027 (a)(i)	Lending Club	3/2/2022	19,488	19,488	19,388
186703553, 7.24%, 02/28/2025 (a)(i)	Lending Club	3/2/2022	5,366	5,366	5,358
186704869, 27.99%, 02/28/2025 (a)(i)	Lending Club	3/2/2022	5,299	5,299	5,221
186706496, 4.99%, 03/07/2025 (a)(i)	Lending Club	3/9/2022	19,484	19,484	19,430
186710117, 10.99%, 03/10/2025 (a)(i)(j)	Lending Club	3/14/2022	1,970	1,970	1,963
186712916, 17.44%, 02/28/2027 (a)(i)	Lending Club	3/2/2022	15,660	15,660	15,505
186715502, 8.74%, 03/02/2025 (a)(i)	Lending Club	3/4/2022	29,268	29,268	29,172
186716052, 14.49%, 03/03/2027 (a)(i)	Lending Club	3/7/2022	10,874	10,874	10,779
186718466, 27.49%, 03/30/2027 (a)(i)(j)	Lending Club	4/1/2022	20,000	20,256	19,939
186720629, 30.99%, 03/15/2025 (a)(i)	Lending Club	3/17/2022	14,833	15,022	15,098
186724366, 27.99%, 03/14/2025 (a)(i)	Lending Club	3/16/2022	2,467	2,498	2,489
186728098, 11.19%, 03/04/2027 (a)(i)	Lending Club	3/8/2022	11,850	11,850	11,781
186729808, 19.49%, 03/04/2025 (a)(i)(j)	Lending Club	3/8/2022	6,500	6,581	6,590
186731533, 17.49%, 03/07/2025 (a)(i)	Lending Club	3/9/2022	4,404	4,459	4,445
186732927, 4.99%, 03/02/2027 (a)(i)	Lending Club	3/4/2022	39,412	39,412	39,275
186735419, 8.59%, 03/02/2025 (a)(i)	Lending Club	3/4/2022	9,755	9,755	9,724
186736373, 11.49%, 03/08/2025 (a)(i)(j)	Lending Club	3/10/2022	11,631	11,631	11,569
186737733, 21.99%, 03/02/2025 (a)(i)	Lending Club	3/4/2022	14,702	14,702	14,430
186745628, 7.49%, 03/10/2025 (a)(i)	Lending Club	3/14/2022	31,264	31,264	31,223
186747376, 7.59%, 03/07/2025 (a)(i)	Lending Club	3/9/2022	10,727	10,727	10,695
186748363, 5.59%, 03/02/2025 (a)(i)	Lending Club	3/4/2022	13,642	13,642	13,601

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2022

Consolidated Schedule of Investments	as of April 30, 2022 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 6.3% (continued)
186748391, 20.99%, 03/07/2025 (a)(i)(j)	Lending Club	3/9/2022	2,004	2,029	2,013
186751096, 4.99%, 03/02/2025 (a)(i)	Lending Club	3/4/2022	7,808	7,808	7,796
186752739, 12.69%, 03/07/2027 (a)(i)	Lending Club	3/9/2022	10,868	10,868	10,781
186754103, 30.99%, 03/03/2027 (a)(i)	Lending Club	3/7/2022	8,936	9,050	8,977
186755943, 24.99%, 03/10/2025 (a)(i)	Lending Club	3/14/2022	11,773	11,773	11,584
186758530, 20.99%, 03/08/2027 (a)(i)	Lending Club	3/10/2022	16,070	16,070	15,840
186758825, 12.74%, 03/02/2027 (a)(i)	Lending Club	3/4/2022	7,904	7,904	7,835
186759602, 30.99%, 03/04/2027 (a)(i)	Lending Club	3/8/2022	19,857	20,111	19,961
186759667, 8.99%, 03/10/2027 (a)(i)	Lending Club	3/14/2022	22,695	22,695	22,626
186761128, 30.99%, 03/30/2027 (a)(i)(j)	Lending Club	4/1/2022	5,000	5,064	4,971
186761684, 24.49%, 03/10/2026 (a)(i)	Lending Club	3/14/2022	13,924	14,101	14,060
186763393, 27.49%, 03/28/2027 (a)(i)	Lending Club	3/30/2022	4,960	5,024	5,073
186765099, 23.99%, 03/03/2025 (a)(i)	Lending Club	3/7/2022	18,635	18,635	18,292
186766384, 17.19%, 03/02/2027 (a)(i)	Lending Club	3/4/2022	6,926	6,925	6,841
186767172, 25.99%, 03/08/2025 (a)(i)	Lending Club	3/10/2022	1,963	1,987	1,972
186767656, 6.59%, 03/02/2025 (a)(i)	Lending Club	3/4/2022	8,773	8,773	8,746
186771213, 6.99%, 03/02/2025 (a)(i)	Lending Club	3/4/2022	17,549	17,549	17,494
186771871, 6.49%, 03/02/2025 (a)(i)	Lending Club	3/4/2022	9,748	9,748	9,717
186771996, 14.49%, 03/03/2025 (a)(i)	Lending Club	3/7/2022	10,950	10,950	10,850
186772214, 8.24%, 03/02/2025 (a)(i)	Lending Club	3/4/2022	17,070	17,070	17,015
186773721, 18.99%, 03/22/2025 (a)(i)	Lending Club	3/24/2022	14,688	14,873	14,868
186776246, 30.99%, 03/24/2025 (a)(i)	Lending Club	3/28/2022	9,828	9,953	9,943
186776571, 10.84%, 03/02/2025 (a)(i)	Lending Club	3/4/2022	10,154	10,154	10,095
186776724, 14.99%, 03/02/2027 (a)(i)	Lending Club	3/4/2022	35,593	35,593	35,276
186776862, 12.74%, 03/02/2025 (a)(i)	Lending Club	3/4/2022	13,679	13,679	13,554
186778413, 15.69%, 03/04/2025 (a)(i)	Lending Club	3/8/2022	8,314	8,314	8,215
186778695, 14.69%, 03/02/2025 (a)(i)	Lending Club	3/4/2022	9,777	9,777	9,686
186779898, 9.09%, 03/03/2025 (a)(i)	Lending Club	3/7/2022	6,830	6,830	6,792
186780275, 19.99%, 04/05/2025 (a)(i)	Lending Club	4/7/2022	10,000	10,128	10,047
186782843, 24.79%, 03/08/2025 (a)(i)	Lending Club	3/10/2022	23,544	23,544	23,150
186783705, 18.44%, 03/11/2027 (a)(i)	Lending Club	3/15/2022	34,712	34,712	34,500
186784007, 28.99%, 03/09/2025 (a)(i)	Lending Club	3/11/2022	19,645	19,645	19,315
186784052, 30.99%, 03/10/2025 (a)(i)	Lending Club	3/14/2022	14,755	14,941	14,973
186784874, 12.54%, 04/04/2025 (a)(i)	Lending Club	4/6/2022	5,000	5,064	5,035
186786554, 11.74%, 03/02/2027 (a)(i)	Lending Club	3/4/2022	31,062	31,062	30,875
186787477, 5.99%, 03/03/2025 (a)(i)	Lending Club	3/7/2022	4,879	4,879	4,871
186787643, 7.59%, 03/14/2025 (a)(i)	Lending Club	3/16/2022	11,702	11,702	11,671
186787670, 30.99%, 03/08/2027 (a)(i)	Lending Club	3/10/2022	11,914	12,067	12,002
186787796, 7.49%, 03/03/2025 (a)(i)	Lending Club	3/7/2022	17,552	17,552	17,498
186788217, 15.99%, 03/03/2027 (a)(i)	Lending Club	3/7/2022	34,615	34,615	34,205
186790897, 17.39%, 03/10/2025 (a)(i)	Lending Club	3/14/2022	11,744	11,744	11,618
186791798, 23.99%, 03/02/2027 (a)(i)(j)	Lending Club	3/4/2022	25,000	25,000	24,723
186792901, 14.99%, 03/03/2027 (a)(i)	Lending Club	3/7/2022	7,910	7,910	7,840
186793247, 17.49%, 03/10/2025 (a)(i)	Lending Club	3/14/2022	2,740	2,775	2,767
186797391, 30.99%, 03/04/2027 (a)(i)	Lending Club	3/8/2022	9,730	9,854	9,781
186799571, 16.49%, 03/02/2027 (a)(i)	Lending Club	3/4/2022	12,416	12,416	12,334
186799618, 28.99%, 03/16/2025 (a)(i)	Lending Club	3/18/2022	1,965	1,989	1,982
186801721, 10.49%, 03/03/2025 (a)(i)	Lending Club	3/7/2022	9,762	9,762	9,707
186803441, 10.99%, 03/14/2027 (a)(i)	Lending Club	3/16/2022	39,497	39,497	39,304
186804749, 16.19%, 03/03/2025 (a)(i)	Lending Club	3/7/2022	3,130	3,130	3,093
186805386, 6.74%, 03/03/2025 (a)(i)	Lending Club	3/7/2022	14,623	14,623	14,578
186805633, 18.49%, 03/11/2025 (a)(i)	Lending Club	3/15/2022	4,895	4,957	4,944
186806066, 5.59%, 03/07/2025 (a)(i)	Lending Club	3/9/2022	14,635	14,635	14,616
186807331, 12.54%, 03/11/2025 (a)(i)	Lending Club	3/15/2022	9,805	9,927	9,944
186809107, 28.99%, 03/08/2025 (a)(i)	Lending Club	3/10/2022	3,831	3,879	3,850
186810869, 24.99%, 03/04/2025 (a)(i)	Lending Club	3/8/2022	12,736	12,736	12,505
186811188, 16.19%, 03/03/2025 (a)(i)	Lending Club	3/7/2022	7,826	7,826	7,751

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2022

Consolidated Schedule of Investments	as of April 30, 2022 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 6.3% (continued)
186812331, 12.99%, 03/03/2025 (a)(i)	Lending Club	3/7/2022	8,859	8,859	8,827
186813004, 17.99%, 03/08/2025 (a)(i)	Lending Club	3/10/2022	7,341	7,433	7,411
186813237, 6.99%, 03/03/2025 (a)(i)	Lending Club	3/7/2022	24,374	24,374	24,298
186815269, 30.99%, 03/04/2025 (a)(i)	Lending Club	3/8/2022	14,442	14,624	14,426
186816335, 8.49%, 03/14/2025 (a)(i)	Lending Club	3/16/2022	8,292	8,292	8,270
186816361, 12.99%, 03/04/2025 (a)(i)	Lending Club	3/8/2022	4,886	4,886	4,842
186816513, 14.99%, 03/03/2027 (a)(i)	Lending Club	3/7/2022	8,305	8,305	8,232
186816681, 12.99%, 03/03/2025 (a)(i)	Lending Club	3/7/2022	14,657	14,657	14,525
186818540, 25.99%, 03/04/2025 (a)(i)	Lending Club	3/8/2022	17,665	17,886	17,721
186818765, 30.99%, 03/03/2027 (a)(i)	Lending Club	3/7/2022	4,994	5,059	5,084
186819598, 18.49%, 03/18/2025 (a)(i)	Lending Club	3/22/2022	5,385	5,453	5,446
186819952, 30.99%, 03/03/2027 (a)(i)	Lending Club	3/7/2022	5,957	6,033	5,985
186820218, 13.19%, 03/03/2027 (a)(i)	Lending Club	3/7/2022	22,828	22,828	22,719
186820799, 26.49%, 03/14/2026 (a)(i)	Lending Club	3/16/2022	3,952	4,003	3,996
186821095, 27.99%, 03/07/2025 (a)(i)	Lending Club	3/9/2022	1,178	1,193	1,184
186823822, 7.74%, 03/04/2025 (a)(i)	Lending Club	3/8/2022	8,777	8,777	8,750
186824468, 9.49%, 03/14/2027 (a)(i)	Lending Club	3/16/2022	17,764	17,764	17,680
186825061, 9.99%, 03/03/2027 (a)(i)	Lending Club	3/7/2022	33,215	33,215	33,023
186826265, 28.49%, 03/03/2025 (a)(i)	Lending Club	3/7/2022	2,234	2,262	2,241
186826333, 25.99%, 03/15/2027 (a)(i)	Lending Club	3/17/2022	4,977	5,041	5,087
186830632, 7.09%, 03/04/2027 (a)(i)	Lending Club	3/8/2022	9,861	9,861	9,826
186831107, 22.99%, 03/16/2025 (a)(i)	Lending Club	3/18/2022	3,235	3,276	3,268
186831594, 6.59%, 03/03/2025 (a)(i)	Lending Club	3/7/2022	19,496	19,496	19,436
186832201, 16.39%, 03/03/2025 (a)(i)	Lending Club	3/7/2022	18,001	18,001	17,783
186832447, 5.59%, 03/03/2025 (a)(i)	Lending Club	3/7/2022	2,923	2,923	2,915
186833531, 30.99%, 04/05/2025 (a)(i)	Lending Club	4/7/2022	12,000	12,154	11,962
186833830, 28.99%, 03/04/2025 (a)(i)	Lending Club	3/8/2022	3,964	4,015	4,012
186834062, 5.59%, 03/03/2027 (a)(i)	Lending Club	3/7/2022	29,565	29,565	29,463
186834383, 6.59%, 03/04/2025 (a)(i)	Lending Club	3/8/2022	38,992	38,992	38,875
186835181, 6.59%, 03/03/2025 (a)(i)	Lending Club	3/7/2022	9,651	9,651	9,621
186835752, 9.69%, 03/08/2025 (a)(i)	Lending Club	3/10/2022	29,279	29,279	29,128
186836967, 12.69%, 03/07/2027 (a)(i)	Lending Club	3/9/2022	7,049	7,049	6,992
186837086, 14.49%, 03/03/2027 (a)(i)	Lending Club	3/7/2022	16,853	16,853	16,769
186837726, 7.59%, 03/03/2025 (a)(i)	Lending Club	3/7/2022	7,801	7,801	7,777
186838206, 6.59%, 03/07/2025 (a)(i)	Lending Club	3/9/2022	18,521	18,521	18,468
186838258, 14.24%, 03/07/2025 (a)(i)	Lending Club	3/9/2022	6,256	6,335	6,317
186838633, 17.99%, 03/03/2025 (a)(i)(j)	Lending Club	3/7/2022	524	530	523
186838683, 11.24%, 03/09/2025 (a)(i)	Lending Club	3/11/2022	12,914	12,914	12,860
186839002, 24.49%, 03/03/2027 (a)(i)	Lending Club	3/7/2022	4,957	5,020	5,006
186841310, 9.29%, 03/03/2025 (a)(i)(j)	Lending Club	3/7/2022	11,682	11,682	11,617
186841662, 25.99%, 03/09/2027 (a)(i)	Lending Club	3/11/2022	24,793	25,109	25,091
186842035, 17.19%, 03/04/2025 (a)(i)	Lending Club	3/8/2022	1,957	1,957	1,934
186842406, 9.59%, 03/10/2025 (a)(i)	Lending Club	3/14/2022	4,880	4,880	4,855
186842521, 16.19%, 03/03/2025 (a)(i)(j)	Lending Club	3/7/2022	4,004	4,004	3,962
186842695, 30.99%, 03/21/2027 (a)(i)	Lending Club	3/23/2022	13,900	14,079	14,100
186843437, 28.99%, 03/03/2025 (a)(i)(j)	Lending Club	3/7/2022	4,341	4,396	4,349
186843462, 28.49%, 04/04/2027 (a)(i)	Lending Club	4/6/2022	19,545	19,797	19,492
186843869, 25.74%, 03/24/2025 (a)(i)	Lending Club	3/28/2022	5,888	5,963	5,953
186844674, 17.19%, 03/04/2025 (a)(i)	Lending Club	3/8/2022	2,349	2,349	2,321
186844698, 25.99%, 03/03/2024 (a)(i)	Lending Club	3/7/2022	3,871	3,918	3,878
186845535, 11.49%, 03/03/2025 (a)(i)	Lending Club	3/7/2022	3,906	3,906	3,884
186845838, 17.19%, 03/04/2025 (a)(i)	Lending Club	3/8/2022	4,893	4,893	4,834
186845846, 11.69%, 03/07/2025 (a)(i)	Lending Club	3/9/2022	8,790	8,790	8,743
186846354, 19.49%, 03/03/2025 (a)(i)	Lending Club	3/7/2022	4,113	4,113	4,049
186846768, 22.49%, 03/03/2025 (a)(i)	Lending Club	3/7/2022	2,941	2,978	2,957
186847292, 30.99%, 03/07/2027 (a)(i)	Lending Club	3/9/2022	14,893	15,084	14,995
186847313, 15.49%, 03/07/2025 (a)(i)	Lending Club	3/9/2022	2,543	2,575	2,567

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2022

Consolidated Schedule of Investments	as of April 30, 2022 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 6.3% (continued)
186847923, 30.99%, 03/14/2025 (a)(i)	Lending Club	3/16/2022	7,863	7,962	7,910
186848558, 25.49%, 03/08/2025 (a)(i)(j)	Lending Club	3/10/2022	8,679	8,784	8,677
186849373, 12.49%, 03/03/2025 (a)(i)	Lending Club	3/7/2022	1,172	1,172	1,162
186849738, 15.69%, 03/04/2025 (a)(i)	Lending Club	3/8/2022	978	978	966
186850090, 30.99%, 03/03/2027 (a)(i)	Lending Club	3/7/2022	10,921	11,061	10,972
186851000, 11.19%, 03/04/2025 (a)(i)(j)	Lending Club	3/8/2022	30,076	30,076	29,946
186851436, 20.49%, 03/03/2025 (a)(i)	Lending Club	3/7/2022	6,270	6,348	6,317
186851932, 28.99%, 03/07/2024 (a)(i)	Lending Club	3/9/2022	4,650	4,707	4,663
186852060, 25.49%, 03/07/2025 (a)(i)	Lending Club	3/9/2022	4,514	4,570	4,534
186852061, 15.99%, 03/04/2025 (a)(i)	Lending Club	3/8/2022	1,956	1,956	1,933
186852069, 20.74%, 03/03/2025 (a)(i)	Lending Club	3/7/2022	14,696	14,880	14,807
186853537, 30.99%, 03/03/2027 (a)(i)	Lending Club	3/7/2022	19,857	20,111	19,950
186854659, 18.49%, 03/04/2027 (a)(i)	Lending Club	3/8/2022	3,496	3,496	3,444
186855078, 22.49%, 03/09/2025 (a)(i)	Lending Club	3/11/2022	7,872	7,971	7,980
186855159, 23.99%, 03/07/2027 (a)(i)	Lending Club	3/9/2022	24,396	24,396	23,951
186855976, 30.99%, 03/07/2027 (a)(i)	Lending Club	3/9/2022	12,411	12,570	12,496
186856510, 30.99%, 03/03/2025 (a)(i)	Lending Club	3/7/2022	5,897	5,971	5,896
186857181, 30.99%, 03/03/2027 (a)(i)	Lending Club	3/7/2022	12,411	12,569	12,469
186857816, 6.99%, 03/04/2025 (a)(i)	Lending Club	3/8/2022	19,499	19,499	19,440
186858561, 12.34%, 03/04/2025 (a)(i)	Lending Club	3/8/2022	14,654	14,654	14,525
186859192, 25.99%, 03/03/2027 (a)(i)	Lending Club	3/7/2022	5,950	5,950	5,828
186859608, 8.99%, 03/04/2027 (a)(i)	Lending Club	3/8/2022	19,735	19,735	19,663
186859612, 23.49%, 03/07/2027 (a)(i)	Lending Club	3/9/2022	22,597	22,597	22,168
186859882, 20.99%, 03/04/2027 (a)(i)	Lending Club	3/8/2022	8,320	8,320	8,192
186860203, 6.99%, 03/11/2025 (a)(i)	Lending Club	3/15/2022	38,998	38,998	38,892
186860250, 30.99%, 03/07/2027 (a)(i)(j)	Lending Club	3/9/2022	12,000	12,156	12,243
186860547, 9.99%, 03/04/2027 (a)(i)	Lending Club	3/8/2022	29,612	29,612	29,443
186861655, 20.49%, 03/10/2027 (a)(i)	Lending Club	3/14/2022	6,932	6,932	6,837
186862002, 22.49%, 03/04/2027 (a)(i)(j)	Lending Club	3/8/2022	18,850	18,850	18,479
186862268, 30.99%, 03/03/2027 (a)(i)	Lending Club	3/7/2022	5,858	5,933	5,885
186863025, 27.49%, 03/03/2027 (a)(i)(j)	Lending Club	3/7/2022	6,000	6,078	6,108
186863352, 17.24%, 03/03/2025 (a)(i)(j)	Lending Club	3/7/2022	14,071	14,245	14,196
186863423, 4.99%, 03/04/2025 (a)(i)	Lending Club	3/8/2022	19,484	19,484	19,428
186864141, 24.99%, 03/03/2027 (a)(i)	Lending Club	3/7/2022	19,996	20,253	20,340
186865643, 20.24%, 03/03/2025 (a)(i)	Lending Club	3/7/2022	4,898	4,959	4,935
186865652, 25.49%, 03/03/2025 (a)(i)	Lending Club	3/7/2022	2,453	2,484	2,460
186868654, 15.19%, 03/04/2027 (a)(i)	Lending Club	3/8/2022	24,719	24,719	24,433
186869127, 18.99%, 03/04/2025 (a)(i)	Lending Club	3/8/2022	7,809	7,809	7,689
186869195, 30.99%, 03/14/2027 (a)(i)	Lending Club	3/16/2022	5,461	5,531	5,519
186869536, 8.99%, 03/04/2025 (a)(i)	Lending Club	3/8/2022	4,391	4,391	4,377
186870125, 16.99%, 03/03/2025 (a)(i)	Lending Club	3/7/2022	1,174	1,174	1,160
186870252, 30.99%, 03/03/2027 (a)(i)	Lending Club	3/7/2022	9,929	10,056	9,975
186872196, 8.24%, 03/04/2025 (a)(i)	Lending Club	3/8/2022	39,017	39,017	38,894
186874394, 19.99%, 03/03/2025 (a)(i)	Lending Club	3/7/2022	10,774	10,909	10,857
186874455, 5.59%, 03/07/2025 (a)(i)	Lending Club	3/9/2022	3,410	3,410	3,401
186876529, 21.99%, 03/03/2025 (a)(i)	Lending Club	3/7/2022	11,762	11,762	11,548
186878387, 10.49%, 03/04/2027 (a)(i)	Lending Club	3/8/2022	22,707	22,707	22,576
186878812, 30.24%, 03/07/2027 (a)(i)	Lending Club	3/9/2022	11,416	11,562	11,496
186880394, 12.24%, 03/07/2025 (a)(i)	Lending Club	3/9/2022	34,948	34,948	34,656
186880643, 6.49%, 03/04/2025 (a)(i)	Lending Club	3/8/2022	7,018	7,018	6,997
186880718, 30.99%, 03/09/2027 (a)(i)	Lending Club	3/11/2022	11,976	12,130	12,227
186881064, 9.29%, 03/07/2025 (a)(i)	Lending Club	3/9/2022	24,395	24,395	24,268
186881471, 8.24%, 03/07/2025 (a)(i)	Lending Club	3/9/2022	9,754	9,754	9,725
186882814, 9.74%, 03/10/2027 (a)(i)	Lending Club	3/14/2022	11,844	11,844	11,783
186883253, 30.99%, 03/03/2027 (a)(i)	Lending Club	3/7/2022	4,964	5,028	4,987
186883462, 20.49%, 04/04/2025 (a)(i)	Lending Club	4/6/2022	15,000	15,191	15,066
186883666, 21.79%, 03/07/2025 (a)(i)	Lending Club	3/9/2022	9,801	9,801	9,636

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2022

Consolidated Schedule of Investments	as of April 30, 2022 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 6.3% (continued)
186883905, 5.59%, 03/07/2025 (a)(i)	Lending Club	3/9/2022	9,744	9,744	9,717
186884089, 30.99%, 03/04/2027 (a)(i)	Lending Club	3/8/2022	14,893	15,082	14,970
186884409, 30.99%, 03/03/2025 (a)(i)	Lending Club	3/7/2022	3,931	3,981	3,967
186885615, 9.59%, 03/04/2025 (a)(i)	Lending Club	3/8/2022	7,807	7,807	7,764
186885801, 25.49%, 03/04/2025 (a)(i)	Lending Club	3/8/2022	4,906	4,968	4,922
186886248, 12.49%, 03/04/2025 (a)(i)	Lending Club	3/8/2022	6,350	6,350	6,294
186886262, 28.99%, 03/03/2025 (a)(i)	Lending Club	3/7/2022	2,405	2,436	2,409
186887274, 13.99%, 03/07/2025 (a)(i)	Lending Club	3/9/2022	7,820	7,820	7,754
186887509, 30.99%, 03/07/2027 (a)(i)	Lending Club	3/9/2022	9,929	10,056	9,996
186887684, 23.99%, 03/14/2027 (a)(i)	Lending Club	3/16/2022	9,721	9,721	9,558
186887752, 9.99%, 03/08/2025 (a)(i)	Lending Club	3/10/2022	6,344	6,344	6,312
186887816, 26.74%, 03/10/2025 (a)(i)	Lending Club	3/14/2022	4,508	4,565	4,516
186887863, 19.44%, 03/09/2025 (a)(i)	Lending Club	3/11/2022	6,855	6,855	6,759
186888535, 24.99%, 03/07/2025 (a)(i)	Lending Club	3/9/2022	5,886	5,960	5,913
186888572, 14.44%, 03/09/2025 (a)(i)	Lending Club	3/11/2022	4,888	4,888	4,848
186888672, 30.99%, 03/07/2027 (a)(i)(j)	Lending Club	3/9/2022	10,000	10,129	10,201
186889045, 8.99%, 03/10/2025 (a)(i)	Lending Club	3/14/2022	2,342	2,342	2,335
186889259, 30.99%, 03/04/2025 (a)(i)	Lending Club	3/8/2022	1,769	1,791	1,770
186890838, 9.49%, 03/07/2027 (a)(i)	Lending Club	3/9/2022	7,106	7,106	7,067
186890975, 18.99%, 03/08/2027 (a)(i)	Lending Club	3/10/2022	23,757	23,757	23,422
186890980, 30.99%, 03/04/2027 (a)(i)	Lending Club	3/8/2022	9,633	9,758	9,661
186892953, 9.69%, 03/07/2027 (a)(i)	Lending Club	3/9/2022	21,713	21,713	21,596
186893891, 5.99%, 03/07/2025 (a)(i)	Lending Club	3/9/2022	38,983	38,983	38,873
186894617, 9.34%, 03/07/2027 (a)(i)	Lending Club	3/9/2022	19,244	19,244	19,140
186894895, 13.19%, 03/07/2025 (a)(i)	Lending Club	3/9/2022	27,362	27,362	27,132
186894964, 19.99%, 03/04/2027 (a)(i)	Lending Club	3/8/2022	14,977	15,170	15,224
186894997, 30.99%, 03/09/2025 (a)(i)	Lending Club	3/11/2022	2,359	2,388	2,366
186896317, 29.49%, 03/04/2025 (a)(i)	Lending Club	3/8/2022	8,611	8,719	8,722
186897446, 21.49%, 03/07/2027 (a)(i)	Lending Club	3/9/2022	19,812	19,812	19,439
186898217, 26.24%, 03/11/2025 (a)(i)	Lending Club	3/15/2022	1,178	1,193	1,185
186898646, 30.99%, 03/04/2027 (a)(i)	Lending Club	3/8/2022	6,454	6,536	6,487
186899161, 20.49%, 03/04/2027 (a)(i)	Lending Club	3/8/2022	5,942	6,018	5,999
186899942, 8.49%, 03/07/2025 (a)(i)	Lending Club	3/9/2022	39,020	39,020	38,903
186900684, 15.99%, 03/07/2027 (a)(i)	Lending Club	3/9/2022	24,725	24,725	24,452
186900994, 30.99%, 03/04/2025 (a)(i)	Lending Club	3/8/2022	9,880	10,005	9,996
186901302, 13.49%, 03/08/2025 (a)(i)	Lending Club	3/10/2022	39,092	39,092	38,769
186901896, 18.19%, 03/07/2025 (a)(i)	Lending Club	3/9/2022	10,670	10,670	10,516
186902256, 30.99%, 03/07/2027 (a)(i)	Lending Club	3/9/2022	7,744	7,844	7,797
186902418, 30.99%, 03/04/2027 (a)(i)	Lending Club	3/8/2022	7,744	7,843	7,785
186902851, 28.99%, 03/04/2025 (a)(i)	Lending Club	3/8/2022	4,742	4,802	4,745
186903091, 7.59%, 03/07/2025 (a)(i)	Lending Club	3/9/2022	8,604	8,604	8,580
186903373, 17.99%, 03/04/2025 (a)(i)	Lending Club	3/8/2022	5,873	5,946	5,924
186904149, 11.89%, 03/08/2025 (a)(i)	Lending Club	3/10/2022	34,186	34,186	34,004
186905651, 18.99%, 03/08/2026 (a)(i)	Lending Club	3/10/2022	14,789	14,975	14,941
186905982, 6.79%, 03/07/2025 (a)(i)	Lending Club	3/9/2022	6,824	6,824	6,804
186906144, 30.49%, 03/10/2025 (a)(i)	Lending Club	3/14/2022	2,629	2,662	2,639
186907056, 28.99%, 03/04/2025 (a)(i)	Lending Club	3/8/2022	4,322	4,376	4,336
186908329, 19.49%, 03/09/2025 (a)(i)	Lending Club	3/11/2022	20,555	20,555	20,267
186908663, 5.99%, 03/07/2025 (a)(i)	Lending Club	3/9/2022	9,746	9,746	9,718
186908684, 9.99%, 03/07/2027 (a)(i)	Lending Club	3/9/2022	11,845	11,845	11,781
186909305, 12.54%, 03/04/2025 (a)(i)	Lending Club	3/8/2022	1,954	1,978	1,972
186909328, 18.99%, 03/04/2025 (a)(i)	Lending Club	3/8/2022	5,875	5,875	5,808
186909356, 22.99%, 03/04/2025 (a)(i)	Lending Club	3/8/2022	3,922	3,971	3,944
186909994, 28.99%, 03/04/2025 (a)(i)	Lending Club	3/8/2022	4,317	4,368	4,320
186910060, 30.99%, 03/04/2027 (a)(i)	Lending Club	3/8/2022	8,340	8,447	8,383
186910066, 14.04%, 03/04/2026 (a)(i)	Lending Club	3/8/2022	9,851	9,976	9,998
186910501, 24.49%, 03/04/2025 (a)(i)	Lending Club	3/8/2022	2,943	2,980	2,953

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2022

Consolidated Schedule of Investments	as of April 30, 2022 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 6.3% (continued)
186910636, 12.19%, 03/11/2025 (a)(i)	Lending Club	3/15/2022	9,394	9,394	9,362
186911198, 22.99%, 03/08/2025 (a)(i)	Lending Club	3/10/2022	2,941	2,978	2,962
186913037, 8.74%, 03/07/2025 (a)(i)	Lending Club	3/9/2022	14,634	14,634	14,590
186913728, 30.49%, 03/10/2025 (a)(i)	Lending Club	3/14/2022	19,654	19,901	19,730
186914338, 7.49%, 03/07/2025 (a)(i)	Lending Club	3/9/2022	39,081	39,081	39,023
186914343, 10.99%, 03/07/2025 (a)(i)	Lending Club	3/9/2022	9,764	9,764	9,712
186914579, 27.99%, 03/04/2025 (a)(i)	Lending Club	3/8/2022	5,887	5,961	5,907
186914848, 30.99%, 03/07/2027 (a)(i)	Lending Club	3/9/2022	19,262	19,508	19,393
186914996, 6.49%, 03/07/2025 (a)(i)	Lending Club	3/9/2022	2,924	2,924	2,916
186916189, 23.99%, 03/07/2027 (a)(i)	Lending Club	3/9/2022	23,790	23,790	23,337
186917027, 30.99%, 03/07/2027 (a)(i)	Lending Club	3/9/2022	4,960	5,024	4,994
186917181, 20.49%, 03/07/2025 (a)(i)	Lending Club	3/9/2022	4,918	4,980	4,994
186918776, 7.09%, 03/07/2025 (a)(i)	Lending Club	3/9/2022	39,000	39,000	38,886
186919095, 13.19%, 03/07/2027 (a)(i)	Lending Club	3/9/2022	25,692	25,692	25,485
186919628, 15.49%, 03/07/2025 (a)(i)	Lending Club	3/9/2022	11,736	11,736	11,605
186921060, 12.49%, 03/08/2025 (a)(i)	Lending Club	3/10/2022	7,816	7,816	7,752
186921772, 16.19%, 03/08/2025 (a)(i)	Lending Club	3/10/2022	8,609	8,609	8,514
186921775, 30.99%, 03/07/2027 (a)(i)	Lending Club	3/9/2022	4,964	5,028	4,998
186922130, 16.99%, 03/07/2025 (a)(i)	Lending Club	3/9/2022	9,785	9,907	9,876
186922494, 10.99%, 03/07/2025 (a)(i)	Lending Club	3/9/2022	39,057	39,057	38,849
186922822, 27.99%, 03/07/2025 (a)(i)	Lending Club	3/9/2022	11,784	11,784	11,579
186923282, 9.59%, 03/07/2025 (a)(i)	Lending Club	3/9/2022	7,807	7,807	7,767
186923495, 28.99%, 03/04/2027 (a)(i)	Lending Club	3/8/2022	9,924	9,924	9,720
186923646, 20.49%, 03/09/2025 (a)(i)	Lending Club	3/11/2022	4,898	4,960	4,944
186925202, 30.99%, 03/07/2026 (a)(i)	Lending Club	3/9/2022	9,892	10,018	9,942
186925691, 30.99%, 03/30/2027 (a)(i)(j)	Lending Club	4/1/2022	5,000	5,064	4,972
186925869, 22.99%, 03/07/2025 (a)(i)	Lending Club	3/9/2022	1,471	1,489	1,481
186927765, 18.99%, 03/07/2025 (a)(i)	Lending Club	3/9/2022	13,734	13,734	13,534
186927899, 30.99%, 03/07/2025 (a)(i)(j)	Lending Club	3/9/2022	2,823	2,859	2,819
186929069, 23.49%, 03/08/2027 (a)(i)	Lending Club	3/10/2022	6,938	6,938	6,808
186929124, 17.99%, 03/07/2025 (a)(i)	Lending Club	3/9/2022	16,941	17,154	17,093
186929213, 24.79%, 03/07/2025 (a)(i)	Lending Club	3/9/2022	5,886	5,886	5,785
186929745, 6.59%, 03/07/2025 (a)(i)	Lending Club	3/9/2022	10,723	10,723	10,692
186929796, 12.54%, 03/07/2025 (a)(i)	Lending Club	3/9/2022	2,345	2,374	2,368
186929997, 5.09%, 03/07/2027 (a)(i)	Lending Club	3/9/2022	10,346	10,346	10,313
186930176, 30.49%, 03/10/2027 (a)(i)	Lending Club	3/14/2022	9,928	10,055	10,013
186930217, 14.19%, 03/07/2025 (a)(i)	Lending Club	3/9/2022	6,843	6,843	6,814
186930238, 17.99%, 03/07/2025 (a)(i)	Lending Club	3/9/2022	9,788	9,911	9,879
186930558, 9.84%, 03/07/2025 (a)(i)	Lending Club	3/9/2022	11,712	11,712	11,651
186934357, 23.49%, 03/08/2025 (a)(i)	Lending Club	3/10/2022	4,903	4,964	4,937
186934755, 18.19%, 03/07/2025 (a)(i)	Lending Club	3/9/2022	6,389	6,389	6,344
186935113, 15.49%, 03/07/2024 (a)(i)	Lending Club	3/9/2022	1,928	1,952	1,944
186935363, 30.99%, 03/18/2027 (a)(i)	Lending Club	3/22/2022	14,893	15,084	15,083
186936722, 7.59%, 03/07/2025 (a)(i)	Lending Club	3/9/2022	39,007	39,007	38,892
186936790, 30.49%, 03/07/2027 (a)(i)	Lending Club	3/9/2022	6,453	6,536	6,498
186937917, 17.74%, 03/07/2025 (a)(i)	Lending Club	3/9/2022	8,809	8,919	8,890
186938222, 18.49%, 03/07/2025 (a)(i)	Lending Club	3/9/2022	4,895	4,956	4,940
186938507, 7.09%, 03/11/2025 (a)(i)	Lending Club	3/15/2022	19,500	19,500	19,447
186938563, 22.99%, 03/07/2025 (a)(i)	Lending Club	3/9/2022	4,902	4,964	4,936
186938697, 30.99%, 03/14/2027 (a)(i)	Lending Club	3/16/2022	8,439	8,548	8,529
186938756, 22.99%, 03/07/2025 (a)(i)	Lending Club	3/9/2022	7,844	7,942	7,897
186939170, 15.99%, 03/07/2025 (a)(i)	Lending Club	3/9/2022	4,891	4,952	4,944
186940496, 15.44%, 03/09/2025 (a)(i)	Lending Club	3/11/2022	9,780	9,780	9,675
186941047, 29.99%, 03/07/2027 (a)(i)(j)	Lending Club	3/9/2022	25,000	25,000	24,750
186941232, 8.24%, 03/07/2025 (a)(i)	Lending Club	3/9/2022	9,754	9,754	9,725
186941874, 15.99%, 03/07/2025 (a)(i)	Lending Club	3/9/2022	6,263	6,341	6,345
186942033, 6.49%, 03/07/2025 (a)(i)	Lending Club	3/9/2022	6,823	6,823	6,804

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2022

Consolidated Schedule of Investments	as of April 30, 2022 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 6.3% (continued)
186942302, 6.79%, 03/07/2025 (a)(i)	Lending Club	3/9/2022	29,246	29,246	29,162
186943445, 25.24%, 03/07/2025 (a)(i)	Lending Club	3/9/2022	2,453	2,484	2,464
186943871, 30.99%, 03/07/2025 (a)(i)	Lending Club	3/9/2022	4,901	4,963	4,911
186944478, 17.49%, 03/07/2025 (a)(i)	Lending Club	3/9/2022	979	991	988
186944501, 7.99%, 03/07/2025 (a)(i)	Lending Club	3/9/2022	13,655	13,655	13,614
186944620, 30.99%, 03/30/2027 (a)(i)(j)	Lending Club	4/1/2022	10,000	10,128	9,944
186945043, 30.99%, 03/07/2027 (a)(i)	Lending Club	3/9/2022	7,099	7,190	7,147
186946625, 22.99%, 03/07/2025 (a)(i)	Lending Club	3/9/2022	7,599	7,694	7,698
186946979, 17.99%, 03/07/2025 (a)(i)	Lending Club	3/9/2022	2,937	2,973	2,964
186946994, 30.99%, 03/07/2027 (a)(i)	Lending Club	3/9/2022	14,815	15,005	14,912
186947728, 20.49%, 03/07/2027 (a)(i)	Lending Club	3/9/2022	9,507	9,507	9,369
186948086, 9.49%, 03/08/2027 (a)(i)	Lending Club	3/10/2022	5,921	5,921	5,890
186948516, 29.74%, 03/07/2025 (a)(i)	Lending Club	3/9/2022	1,965	1,990	1,970
186949502, 19.49%, 03/07/2025 (a)(i)	Lending Club	3/9/2022	6,855	6,941	6,916
186950014, 13.74%, 03/07/2027 (a)(i)	Lending Club	3/9/2022	10,707	10,707	10,660
186950304, 30.99%, 03/08/2027 (a)(i)	Lending Club	3/10/2022	12,262	12,419	12,352
186950596, 5.99%, 03/08/2025 (a)(i)	Lending Club	3/10/2022	38,983	38,983	38,875
186950730, 5.99%, 03/07/2025 (a)(i)	Lending Club	3/9/2022	16,568	16,568	16,521
186951746, 22.74%, 03/07/2025 (a)(i)	Lending Club	3/9/2022	6,780	6,866	6,880
186952065, 17.99%, 03/07/2025 (a)(i)	Lending Club	3/9/2022	5,873	5,947	5,927
186952635, 7.24%, 03/07/2025 (a)(i)	Lending Club	3/9/2022	39,002	39,002	38,888
186952678, 5.99%, 03/07/2025 (a)(i)	Lending Club	3/9/2022	18,517	18,517	18,465
186952792, 26.99%, 03/07/2024 (a)(i)	Lending Club	3/9/2022	3,872	3,920	3,885
186952838, 30.99%, 03/07/2027 (a)(i)	Lending Club	3/9/2022	5,967	6,045	6,083
186952903, 19.49%, 03/07/2027 (a)(i)	Lending Club	3/9/2022	5,940	6,016	6,003
186953143, 13.19%, 03/08/2027 (a)(i)	Lending Club	3/10/2022	13,834	13,834	13,726
186953189, 18.99%, 03/07/2027 (a)(i)	Lending Club	3/9/2022	13,969	13,969	13,872
186954345, 30.99%, 03/10/2026 (a)(i)	Lending Club	3/14/2022	4,847	4,909	4,880
186954862, 9.59%, 03/08/2025 (a)(i)(j)	Lending Club	3/10/2022	17,000	17,000	6,131
186955240, 20.99%, 03/07/2027 (a)(i)	Lending Club	3/9/2022	8,000	8,102	8,133
186955508, 30.99%, 03/21/2025 (a)(i)	Lending Club	3/23/2022	9,042	9,157	9,132
186955644, 16.49%, 03/07/2025 (a)(i)	Lending Club	3/9/2022	9,783	9,783	9,673
186956488, 12.54%, 03/07/2025 (a)(i)(j)	Lending Club	3/9/2022	5,662	5,732	5,714
186957057, 12.74%, 03/11/2024 (a)(i)	Lending Club	3/15/2022	19,264	19,500	19,438
186957097, 9.59%, 03/07/2025 (a)(i)	Lending Club	3/9/2022	9,662	9,662	9,611
186957333, 9.99%, 03/07/2027 (a)(i)	Lending Club	3/9/2022	9,476	9,476	9,424
186958180, 30.99%, 03/07/2027 (a)(i)	Lending Club	3/9/2022	4,964	5,028	4,998
186958321, 30.99%, 03/14/2027 (a)(i)	Lending Club	3/16/2022	7,918	8,020	8,002
186958422, 29.74%, 04/04/2025 (a)(i)	Lending Club	4/6/2022	5,000	5,064	4,982
186958654, 14.49%, 03/07/2027 (a)(i)	Lending Club	3/9/2022	9,391	9,391	9,315
186959040, 16.99%, 03/07/2027 (a)(i)	Lending Club	3/9/2022	5,928	6,004	6,029
186959392, 30.99%, 03/09/2027 (a)(i)	Lending Club	3/11/2022	5,957	6,034	6,026
186960205, 6.59%, 03/07/2027 (a)(i)	Lending Club	3/9/2022	18,732	18,732	18,669
186960953, 6.59%, 03/07/2025 (a)(i)	Lending Club	3/9/2022	23,395	23,395	23,328
186963432, 5.59%, 03/07/2027 (a)(i)	Lending Club	3/9/2022	11,637	11,637	11,599
186963564, 6.59%, 03/07/2025 (a)(i)	Lending Club	3/9/2022	2,924	2,924	2,920
186963965, 21.49%, 03/07/2027 (a)(i)	Lending Club	3/9/2022	5,943	6,019	6,005
186965774, 22.99%, 03/07/2025 (a)(i)	Lending Club	3/9/2022	9,805	9,927	9,871
186966365, 30.99%, 03/07/2025 (a)(i)	Lending Club	3/9/2022	5,897	5,971	5,909
186966485, 7.59%, 03/07/2027 (a)(i)	Lending Club	3/9/2022	29,587	29,587	29,487
186966989, 30.99%, 03/07/2027 (a)(i)(j)	Lending Club	3/9/2022	7,000	7,091	7,142
186967519, 10.19%, 03/07/2027 (a)(i)	Lending Club	3/9/2022	24,198	24,198	24,071
186968317, 14.69%, 03/07/2025 (a)(i)	Lending Club	3/9/2022	29,332	29,332	29,082
186968818, 5.99%, 03/07/2025 (a)(i)	Lending Club	3/9/2022	21,950	21,950	21,920
186969031, 25.49%, 03/21/2025 (a)(i)	Lending Club	3/23/2022	4,906	4,968	4,955
186969110, 30.99%, 03/07/2027 (a)(i)	Lending Club	3/9/2022	9,929	10,056	9,996
186969603, 28.99%, 03/07/2025 (a)(i)	Lending Club	3/9/2022	1,473	1,492	1,480

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2022

Consolidated Schedule of Investments	as of April 30, 2022 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 6.3% (continued)
186969754, 21.99%, 03/30/2027 (a)(i)(j)	Lending Club	4/1/2022	15,000	15,192	15,005
186969770, 27.49%, 03/07/2027 (a)(i)	Lending Club	3/9/2022	5,952	6,029	6,029
186969924, 17.19%, 03/09/2027 (a)(i)	Lending Club	3/11/2022	31,066	31,066	30,732
186970990, 10.99%, 03/07/2025 (a)(i)	Lending Club	3/9/2022	10,778	10,778	10,749
186971589, 9.29%, 03/07/2025 (a)(i)	Lending Club	3/9/2022	4,879	4,879	4,854
186972144, 22.99%, 03/07/2025 (a)(i)	Lending Club	3/9/2022	2,353	2,353	2,313
186973856, 11.19%, 03/07/2027 (a)(i)	Lending Club	3/9/2022	23,700	23,700	23,568
186973876, 20.49%, 03/07/2024 (a)(i)	Lending Club	3/9/2022	4,347	4,400	4,376
186974562, 17.19%, 03/07/2025 (a)(i)	Lending Club	3/9/2022	4,893	4,893	4,837
186974858, 12.49%, 03/07/2027 (a)(i)	Lending Club	3/9/2022	15,857	15,857	15,790
186975112, 22.49%, 03/14/2025 (a)(i)	Lending Club	3/16/2022	9,803	9,926	9,894
186975750, 30.99%, 03/07/2025 (a)(i)	Lending Club	3/9/2022	3,145	3,185	3,152
186975831, 27.49%, 03/07/2027 (a)(i)	Lending Club	3/9/2022	9,921	10,048	10,048
186976156, 19.49%, 03/07/2025 (a)(i)	Lending Club	3/9/2022	3,257	3,298	3,282
186976450, 21.79%, 03/14/2025 (a)(i)	Lending Club	3/16/2022	5,880	5,880	5,796
186976477, 21.99%, 03/07/2025 (a)(i)	Lending Club	3/9/2022	6,763	6,763	6,649
186977311, 22.99%, 03/07/2027 (a)(i)	Lending Club	3/9/2022	6,910	6,998	6,994
186977592, 27.49%, 03/14/2027 (a)(i)	Lending Club	3/16/2022	5,952	6,029	6,048
186977896, 27.74%, 03/09/2027 (a)(i)	Lending Club	3/11/2022	24,803	25,121	25,143
186978035, 6.99%, 03/07/2025 (a)(i)	Lending Club	3/9/2022	18,524	18,524	18,465
186978206, 17.19%, 03/07/2027 (a)(i)	Lending Club	3/9/2022	24,734	24,734	24,458
186978254, 8.99%, 03/07/2027 (a)(i)	Lending Club	3/9/2022	39,470	39,470	39,331
186978338, 28.49%, 03/07/2025 (a)(i)	Lending Club	3/9/2022	10,890	11,028	11,035
186979291, 26.49%, 03/07/2025 (a)(i)	Lending Club	3/9/2022	3,533	3,578	3,549
186980070, 7.09%, 03/07/2025 (a)(i)	Lending Club	3/9/2022	5,460	5,460	5,444
186980107, 23.49%, 03/10/2026 (a)(i)	Lending Club	3/14/2022	24,681	24,995	24,946
186980309, 10.99%, 03/10/2025 (a)(i)	Lending Club	3/14/2022	9,764	9,764	9,715
186980691, 30.99%, 03/07/2027 (a)(i)	Lending Club	3/9/2022	4,990	5,054	5,089
186980962, 30.49%, 03/10/2027 (a)(i)	Lending Club	3/14/2022	14,891	15,082	15,019
186981038, 30.99%, 03/07/2027 (a)(i)	Lending Club	3/9/2022	5,926	6,002	5,967
186981641, 23.99%, 03/07/2025 (a)(i)	Lending Club	3/9/2022	3,923	3,972	3,949
186982180, 26.24%, 03/07/2025 (a)(i)	Lending Club	3/9/2022	1,789	1,811	1,792
186982223, 30.99%, 03/07/2027 (a)(i)	Lending Club	3/9/2022	9,877	9,877	9,680
186982354, 5.09%, 03/07/2025 (a)(i)(j)	Lending Club	3/9/2022	8,819	8,819	8,807
186982361, 22.49%, 03/07/2026 (a)(i)	Lending Club	3/9/2022	19,739	19,990	19,933
186982644, 12.54%, 03/07/2025 (a)(i)	Lending Club	3/9/2022	7,523	7,617	7,590
186982976, 17.99%, 03/17/2025 (a)(i)	Lending Club	3/21/2022	8,810	8,921	8,909
186983409, 15.49%, 03/07/2025 (a)(i)	Lending Club	3/9/2022	2,445	2,476	2,468
186983820, 23.99%, 03/07/2025 (a)(i)	Lending Club	3/9/2022	9,808	9,931	9,873
186984103, 12.69%, 03/07/2027 (a)(i)	Lending Club	3/9/2022	12,943	12,943	12,839
186984270, 17.19%, 03/07/2027 (a)(i)	Lending Club	3/9/2022	6,926	6,926	6,848
186984328, 30.99%, 03/07/2027 (a)(i)	Lending Club	3/9/2022	7,149	7,240	7,197
186984751, 23.99%, 03/07/2025 (a)(i)	Lending Club	3/9/2022	15,639	15,835	15,743
186985079, 30.99%, 03/10/2027 (a)(i)	Lending Club	3/14/2022	14,893	15,084	15,019
186985421, 12.49%, 03/07/2025 (a)(i)	Lending Club	3/9/2022	9,780	9,780	9,741
186985653, 21.49%, 03/08/2025 (a)(i)	Lending Club	3/10/2022	9,800	9,800	9,639
186986577, 30.99%, 03/11/2025 (a)(i)	Lending Club	3/15/2022	9,828	9,952	9,871
186987081, 30.99%, 03/07/2025 (a)(i)	Lending Club	3/9/2022	5,897	5,971	5,909
186987216, 11.19%, 03/07/2027 (a)(i)	Lending Club	3/9/2022	29,625	29,625	29,461
186987619, 30.99%, 03/07/2025 (a)(i)	Lending Club	3/9/2022	2,457	2,488	2,462
186988151, 28.49%, 03/07/2027 (a)(i)(j)	Lending Club	3/9/2022	6,097	6,175	6,154
186988932, 8.99%, 03/07/2027 (a)(i)	Lending Club	3/9/2022	15,788	15,788	15,732
186990845, 8.99%, 03/07/2027 (a)(i)	Lending Club	3/9/2022	14,820	14,820	14,792
186990892, 23.49%, 03/11/2027 (a)(i)	Lending Club	3/15/2022	14,867	14,867	14,605
186991595, 28.99%, 03/08/2027 (a)(i)	Lending Club	3/10/2022	23,818	23,818	23,362
186991800, 20.74%, 03/07/2025 (a)(i)	Lending Club	3/9/2022	9,797	9,920	9,883
186991977, 18.74%, 03/07/2025 (a)(i)	Lending Club	3/9/2022	11,749	11,896	11,857

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2022

Consolidated Schedule of Investments	as of April 30, 2022 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 6.3% (continued)
186992140, 27.99%, 03/08/2024 (a)(i)	Lending Club	3/10/2022	4,817	4,876	4,863
186993415, 22.74%, 03/09/2025 (a)(i)	Lending Club	3/11/2022	1,130	1,145	1,137
186993852, 9.09%, 03/10/2025 (a)(i)	Lending Club	3/14/2022	4,879	4,879	4,855
186994604, 15.99%, 03/07/2024 (a)(i)	Lending Club	3/9/2022	3,688	3,733	3,728
186994906, 30.99%, 03/07/2025 (a)(i)	Lending Club	3/9/2022	2,457	2,488	2,462
186994916, 6.59%, 03/07/2027 (a)(i)	Lending Club	3/9/2022	24,251	24,250	24,175
186994926, 17.49%, 03/09/2026 (a)(i)	Lending Club	3/11/2022	5,124	5,124	5,068
186994940, 30.99%, 03/07/2027 (a)(i)	Lending Club	3/9/2022	11,914	12,067	11,996
186995154, 15.99%, 03/07/2025 (a)(i)	Lending Club	3/9/2022	2,250	2,278	2,271
186995899, 24.99%, 03/07/2025 (a)(i)	Lending Club	3/9/2022	2,943	2,980	2,956
186996001, 10.99%, 03/08/2025 (a)(i)	Lending Club	3/10/2022	29,357	29,357	29,282
186996360, 30.99%, 03/08/2025 (a)(i)	Lending Club	3/10/2022	4,171	4,224	4,231
186996547, 30.99%, 03/07/2027 (a)(i)	Lending Club	3/9/2022	10,764	10,893	10,837
186997520, 21.49%, 03/16/2025 (a)(i)	Lending Club	3/18/2022	6,860	6,946	6,936
186997574, 7.09%, 03/14/2025 (a)(i)	Lending Club	3/16/2022	19,500	19,500	19,450
186997746, 5.99%, 03/07/2025 (a)(i)	Lending Club	3/9/2022	3,898	3,898	3,887
186997911, 24.99%, 03/07/2025 (a)(i)	Lending Club	3/9/2022	8,792	8,902	8,832
186998317, 30.49%, 03/07/2027 (a)(i)	Lending Club	3/9/2022	9,775	9,900	9,924
186998840, 6.49%, 03/07/2025 (a)(i)	Lending Club	3/9/2022	29,313	29,313	29,236
186999371, 7.59%, 03/08/2025 (a)(i)	Lending Club	3/10/2022	7,801	7,801	7,779
187000623, 30.99%, 03/07/2025 (a)(i)	Lending Club	3/9/2022	2,948	2,986	2,955
187002010, 17.99%, 03/23/2025 (a)(i)	Lending Club	3/25/2022	7,341	7,434	7,434
187002217, 19.49%, 03/07/2025 (a)(i)	Lending Club	3/9/2022	4,897	4,958	4,940
187002654, 30.99%, 03/14/2025 (a)(i)	Lending Club	3/16/2022	3,538	3,583	3,573
187003180, 30.99%, 03/10/2027 (a)(i)	Lending Club	3/14/2022	19,517	19,767	19,652
187003355, 30.99%, 03/10/2027 (a)(i)	Lending Club	3/14/2022	14,893	15,084	15,019
187003763, 21.99%, 03/08/2025 (a)(i)	Lending Club	3/10/2022	4,907	4,968	4,972
187004185, 20.49%, 03/07/2025 (a)(i)	Lending Club	3/9/2022	24,492	24,797	24,705
187004337, 14.99%, 03/08/2027 (a)(i)	Lending Club	3/10/2022	23,729	23,729	23,539
187007026, 16.19%, 03/11/2025 (a)(i)	Lending Club	3/15/2022	8,609	8,609	8,519
187007115, 30.99%, 03/07/2025 (a)(i)	Lending Club	3/9/2022	4,914	4,976	4,925
187007624, 28.49%, 03/07/2025 (a)(i)	Lending Club	3/9/2022	5,893	5,967	5,920
187008942, 15.29%, 03/08/2025 (a)(i)	Lending Club	3/10/2022	3,301	3,301	3,264
187009222, 28.99%, 03/07/2025 (a)(i)	Lending Club	3/9/2022	9,823	9,946	9,868
187009900, 16.99%, 03/08/2025 (a)(i)	Lending Club	3/10/2022	4,893	4,893	4,838
187010363, 23.99%, 03/07/2025 (a)(i)	Lending Club	3/9/2022	2,942	2,942	2,892
187010379, 15.99%, 03/07/2025 (a)(i)	Lending Club	3/9/2022	3,783	3,830	3,832
187012069, 30.99%, 03/09/2025 (a)(i)	Lending Club	3/11/2022	7,863	7,962	7,888
187012487, 21.49%, 03/08/2027 (a)(i)(j)	Lending Club	3/10/2022	6,700	6,786	6,761
187012693, 30.99%, 03/08/2025 (a)(i)	Lending Club	3/10/2022	1,479	1,498	1,500
187013586, 5.99%, 03/08/2025 (a)(i)	Lending Club	3/10/2022	9,746	9,746	9,719
187013940, 18.49%, 03/08/2027 (a)(i)	Lending Club	3/10/2022	22,071	22,071	21,761
187014462, 30.99%, 03/08/2027 (a)(i)	Lending Club	3/10/2022	9,929	10,056	10,002
187014518, 9.69%, 03/09/2027 (a)(i)	Lending Club	3/11/2022	34,629	34,629	34,541
187014710, 20.49%, 03/17/2025 (a)(i)	Lending Club	3/21/2022	3,527	3,571	3,567
187014822, 15.49%, 03/08/2025 (a)(i)	Lending Club	3/10/2022	5,384	5,451	5,456
187015235, 30.99%, 03/08/2027 (a)(i)	Lending Club	3/10/2022	8,936	9,050	9,002
187016656, 27.99%, 03/08/2025 (a)(i)	Lending Club	3/10/2022	9,820	9,943	9,871
187016803, 7.24%, 03/08/2025 (a)(i)	Lending Club	3/10/2022	39,058	39,058	39,003
187016906, 20.99%, 03/10/2027 (a)(i)	Lending Club	3/14/2022	18,843	18,843	18,584
187017386, 30.99%, 03/08/2025 (a)(i)	Lending Club	3/10/2022	2,948	2,986	2,956
187017395, 28.99%, 03/28/2027 (a)(i)	Lending Club	3/30/2022	14,390	14,574	14,711
187017868, 18.99%, 03/10/2025 (a)(i)	Lending Club	3/14/2022	34,271	34,271	33,803
187018701, 16.99%, 03/08/2025 (a)(i)	Lending Club	3/10/2022	9,519	9,519	9,434
187019293, 29.99%, 03/08/2027 (a)(i)	Lending Club	3/10/2022	17,868	17,868	17,524
187019567, 9.49%, 03/08/2027 (a)(i)	Lending Club	3/10/2022	27,239	27,239	27,094
187019968, 24.99%, 03/09/2027 (a)(i)(j)	Lending Club	3/11/2022	2,626	2,626	2,580

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2022

Consolidated Schedule of Investments	as of April 30, 2022 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 6.3% (continued)
187019977, 26.24%, 03/08/2025 (a)(i)	Lending Club	3/10/2022	2,463	2,494	2,495
187020605, 13.74%, 03/09/2027 (a)(i)	Lending Club	3/11/2022	11,860	11,860	11,768
187022209, 30.99%, 03/08/2027 (a)(i)	Lending Club	3/10/2022	7,149	7,240	7,201
187022466, 28.99%, 03/09/2027 (a)(i)	Lending Club	3/11/2022	8,932	8,932	8,764
187023324, 30.99%, 03/15/2027 (a)(i)	Lending Club	3/17/2022	8,340	8,447	8,433
187024361, 23.99%, 03/08/2025 (a)(i)	Lending Club	3/10/2022	9,808	9,808	9,644
187024410, 14.49%, 03/08/2025 (a)(i)	Lending Club	3/10/2022	2,933	2,933	2,908
187024503, 30.99%, 03/14/2025 (a)(i)	Lending Club	3/16/2022	7,863	7,962	7,910
187024750, 22.74%, 03/08/2025 (a)(i)	Lending Club	3/10/2022	4,706	4,765	4,739
187029679, 30.99%, 03/08/2025 (a)(i)	Lending Club	3/10/2022	3,538	3,583	3,548
187030017, 12.34%, 03/09/2027 (a)(i)	Lending Club	3/11/2022	14,818	14,818	14,705
187030695, 6.59%, 03/09/2025 (a)(i)	Lending Club	3/11/2022	3,899	3,899	3,894
187031324, 27.99%, 03/08/2027 (a)(i)	Lending Club	3/10/2022	9,922	10,049	10,053
187031407, 14.49%, 03/08/2025 (a)(i)	Lending Club	3/10/2022	34,218	34,218	33,932
187031627, 12.99%, 03/09/2025 (a)(i)	Lending Club	3/11/2022	29,314	29,314	29,077
187032911, 16.99%, 03/09/2025 (a)(i)	Lending Club	3/11/2022	7,828	7,828	7,743
187033012, 12.74%, 03/09/2025 (a)(i)	Lending Club	3/11/2022	1,175	1,175	1,171
187033037, 30.99%, 03/11/2027 (a)(i)(j)	Lending Club	3/15/2022	13,000	13,169	13,291
187033106, 17.99%, 03/08/2025 (a)(i)	Lending Club	3/10/2022	6,801	6,887	6,865
187033122, 7.09%, 03/09/2027 (a)(i)	Lending Club	3/11/2022	26,525	26,525	26,439
187034307, 24.99%, 03/08/2025 (a)(i)	Lending Club	3/10/2022	1,480	1,499	1,499
187034438, 8.79%, 03/09/2025 (a)(i)	Lending Club	3/11/2022	5,854	5,854	5,836
187035689, 12.54%, 03/08/2025 (a)(i)	Lending Club	3/10/2022	2,442	2,473	2,467
187035966, 23.49%, 03/09/2027 (a)(i)	Lending Club	3/11/2022	9,911	9,911	9,730
187036563, 24.99%, 03/14/2027 (a)(i)	Lending Club	3/16/2022	11,914	11,914	11,827
187036809, 30.99%, 03/08/2025 (a)(i)	Lending Club	3/10/2022	1,474	1,493	1,478
187036897, 30.99%, 03/23/2027 (a)(i)	Lending Club	3/25/2022	9,911	10,039	10,065
187037256, 23.99%, 03/10/2027 (a)(i)	Lending Club	3/14/2022	11,895	11,895	11,681
187037815, 25.99%, 03/14/2027 (a)(i)	Lending Club	3/16/2022	10,909	11,049	11,063
187038529, 22.49%, 03/08/2025 (a)(i)	Lending Club	3/10/2022	7,877	7,977	7,983
187038824, 8.24%, 03/09/2025 (a)(i)	Lending Club	3/11/2022	13,656	13,656	13,616
187039305, 24.99%, 03/08/2025 (a)(i)	Lending Club	3/10/2022	2,943	2,980	2,958
187039708, 21.49%, 03/08/2027 (a)(i)	Lending Club	3/10/2022	4,953	5,016	5,005
187039842, 6.59%, 03/11/2025 (a)(i)	Lending Club	3/15/2022	9,748	9,748	9,722
187040123, 30.99%, 03/21/2025 (a)(i)	Lending Club	3/23/2022	24,571	24,883	24,816
187040321, 21.99%, 03/10/2027 (a)(i)	Lending Club	3/14/2022	15,950	15,950	15,667
187040621, 23.99%, 03/14/2027 (a)(i)	Lending Club	3/16/2022	7,930	7,930	7,798
187040626, 9.34%, 03/08/2027 (a)(i)	Lending Club	3/10/2022	12,880	12,880	12,847
187040937, 30.99%, 03/21/2027 (a)(i)	Lending Club	3/23/2022	4,964	5,028	5,036
187042692, 11.89%, 03/08/2027 (a)(i)	Lending Club	3/10/2022	26,668	26,668	26,522
187042914, 17.19%, 03/09/2025 (a)(i)	Lending Club	3/11/2022	1,272	1,272	1,258
187043557, 30.99%, 03/08/2027 (a)(i)	Lending Club	3/10/2022	11,914	12,067	12,002
187044456, 28.49%, 03/08/2027 (a)(i)	Lending Club	3/10/2022	8,335	8,442	8,444
187044734, 15.99%, 03/08/2025 (a)(i)	Lending Club	3/10/2022	6,847	6,933	6,913
187045339, 16.99%, 03/09/2025 (a)(i)	Lending Club	3/11/2022	7,828	7,828	7,743
187045611, 15.74%, 03/11/2025 (a)(i)	Lending Club	3/15/2022	3,326	3,367	3,360
187045971, 7.09%, 03/11/2027 (a)(i)	Lending Club	3/15/2022	14,770	14,770	14,723
187046745, 19.99%, 03/09/2025 (a)(i)	Lending Club	3/11/2022	4,897	4,959	4,943
187047990, 30.99%, 03/21/2027 (a)(i)	Lending Club	3/23/2022	6,454	6,537	6,546
187048685, 6.59%, 03/11/2027 (a)(i)	Lending Club	3/15/2022	14,690	14,690	14,644
187049271, 20.49%, 03/09/2025 (a)(i)	Lending Club	3/11/2022	5,878	5,952	5,933
187049632, 16.49%, 03/09/2025 (a)(i)(j)	Lending Club	3/11/2022	6,440	6,521	6,504
187050428, 22.49%, 03/09/2027 (a)(i)	Lending Club	3/11/2022	5,945	6,021	6,023
187050484, 30.99%, 03/14/2027 (a)(i)	Lending Club	3/16/2022	14,893	15,084	15,051
187050949, 21.49%, 03/09/2025 (a)(i)	Lending Club	3/11/2022	1,960	1,985	1,978
187051535, 27.99%, 03/09/2025 (a)(i)	Lending Club	3/11/2022	4,910	4,972	4,938
187052570, 22.99%, 03/14/2025 (a)(i)	Lending Club	3/16/2022	12,638	12,797	12,750

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2022

Consolidated Schedule of Investments	as of April 30, 2022 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 6.3% (continued)
187053282, 30.99%, 03/09/2025 (a)(i)	Lending Club	3/11/2022	1,474	1,493	1,479
187053309, 5.59%, 03/11/2025 (a)(i)	Lending Club	3/15/2022	12,667	12,667	12,635
187053584, 30.99%, 03/09/2027 (a)(i)	Lending Club	3/11/2022	14,893	15,084	15,011
187055517, 28.99%, 03/09/2025 (a)(i)	Lending Club	3/11/2022	4,911	4,973	4,938
187056626, 15.19%, 03/10/2027 (a)(i)	Lending Club	3/14/2022	9,888	9,888	9,786
187057455, 30.99%, 03/10/2025 (a)(i)	Lending Club	3/14/2022	2,457	2,488	2,466
187057871, 14.19%, 03/10/2025 (a)(i)	Lending Club	3/14/2022	2,444	2,444	2,424
187058552, 27.99%, 03/10/2025 (a)(i)	Lending Club	3/14/2022	1,178	1,178	1,159
187059401, 30.99%, 03/10/2027 (a)(i)	Lending Club	3/14/2022	9,929	10,056	10,012
187060262, 18.99%, 03/09/2025 (a)(i)	Lending Club	3/11/2022	985	985	979
187060772, 20.49%, 03/09/2025 (a)(i)	Lending Club	3/11/2022	7,878	7,977	7,986
187060807, 22.99%, 03/09/2025 (a)(i)	Lending Club	3/11/2022	2,353	2,353	2,315
187060878, 25.49%, 03/14/2025 (a)(i)	Lending Club	3/16/2022	8,831	8,942	8,895
187061785, 28.99%, 03/09/2027 (a)(i)	Lending Club	3/11/2022	17,864	18,092	18,103
187061900, 20.49%, 03/09/2025 (a)(i)	Lending Club	3/11/2022	11,797	11,945	11,958
187061950, 22.99%, 03/09/2025 (a)(i)	Lending Club	3/11/2022	4,902	4,964	4,939
187062738, 27.99%, 03/14/2025 (a)(i)(j)	Lending Club	3/16/2022	16,139	16,139	15,957
187063181, 10.24%, 03/09/2027 (a)(i)	Lending Club	3/11/2022	14,863	14,863	14,825
187063469, 11.34%, 03/10/2027 (a)(i)	Lending Club	3/14/2022	19,751	19,751	19,646
187063470, 23.19%, 03/09/2025 (a)(i)	Lending Club	3/11/2022	6,864	6,864	6,752
187063725, 16.99%, 03/09/2025 (a)(i)	Lending Club	3/11/2022	24,463	24,463	24,197
187064351, 20.74%, 03/09/2027 (a)(i)	Lending Club	3/11/2022	24,759	25,076	25,031
187064981, 16.49%, 03/11/2025 (a)(i)	Lending Club	3/15/2022	16,116	16,116	15,947
187065183, 15.49%, 03/09/2025 (a)(i)	Lending Club	3/11/2022	10,758	10,893	10,865
187065357, 17.49%, 03/09/2025 (a)(i)	Lending Club	3/11/2022	11,744	11,891	11,858
187065925, 19.49%, 03/09/2025 (a)(i)	Lending Club	3/11/2022	3,836	3,836	3,811
187066092, 30.99%, 03/10/2027 (a)(i)	Lending Club	3/14/2022	5,983	6,060	6,111
187066402, 13.49%, 03/10/2027 (a)(i)	Lending Club	3/14/2022	19,870	19,870	19,794
187066767, 15.49%, 03/15/2025 (a)(i)	Lending Club	3/17/2022	10,171	10,299	10,322
187066773, 6.59%, 03/09/2027 (a)(i)	Lending Club	3/11/2022	39,435	39,435	39,308
187066929, 7.49%, 03/09/2025 (a)(i)	Lending Club	3/11/2022	39,006	39,006	38,895
187067030, 21.99%, 03/09/2027 (a)(i)	Lending Club	3/11/2022	11,591	11,591	11,381
187067446, 14.19%, 03/10/2025 (a)(i)	Lending Club	3/14/2022	2,200	2,200	2,182
187067662, 15.74%, 03/14/2027 (a)(i)	Lending Club	3/16/2022	32,907	32,907	32,658
187067840, 8.59%, 03/10/2025 (a)(i)	Lending Club	3/14/2022	9,755	9,755	9,727
187068023, 12.19%, 03/10/2025 (a)(i)	Lending Club	3/14/2022	4,396	4,396	4,361
187069624, 19.49%, 03/09/2025 (a)(i)	Lending Club	3/11/2022	6,394	6,394	6,352
187069722, 30.99%, 03/10/2027 (a)(i)(j)	Lending Club	3/14/2022	6,500	6,585	6,642
187070240, 21.49%, 03/10/2027 (a)(i)	Lending Club	3/14/2022	11,959	11,959	11,757
187070699, 30.99%, 03/15/2027 (a)(i)	Lending Club	3/17/2022	19,857	20,112	20,079
187070990, 15.99%, 03/09/2025 (a)(i)	Lending Club	3/11/2022	7,043	7,131	7,112
187073165, 11.99%, 03/10/2025 (a)(i)	Lending Club	3/14/2022	4,884	4,884	4,859
187073409, 9.59%, 03/10/2025 (a)(i)	Lending Club	3/14/2022	11,711	11,711	11,653
187073789, 18.49%, 03/09/2025 (a)(i)	Lending Club	3/11/2022	4,680	4,738	4,724
187073898, 12.69%, 03/10/2027 (a)(i)	Lending Club	3/14/2022	14,825	14,825	14,768
187074059, 22.49%, 03/09/2025 (a)(i)	Lending Club	3/11/2022	4,901	4,963	4,938
187076024, 12.19%, 03/10/2027 (a)(i)	Lending Club	3/14/2022	25,683	25,683	25,491
187077040, 30.99%, 03/14/2027 (a)(i)	Lending Club	3/16/2022	6,454	6,536	6,522
187077555, 26.99%, 03/09/2025 (a)(i)	Lending Club	3/11/2022	11,834	11,983	12,002
187077933, 11.19%, 03/10/2027 (a)(i)	Lending Club	3/14/2022	9,900	9,900	9,841
187079283, 30.99%, 03/29/2027 (a)(i)	Lending Club	3/31/2022	14,893	15,071	14,846
187079325, 7.24%, 03/10/2025 (a)(i)	Lending Club	3/14/2022	39,002	39,002	38,893
187079529, 22.49%, 03/11/2025 (a)(i)	Lending Club	3/15/2022	9,803	9,926	9,884
187080468, 13.99%, 03/09/2025 (a)(i)	Lending Club	3/11/2022	6,842	6,928	6,911
187080922, 30.99%, 03/10/2027 (a)(i)	Lending Club	3/14/2022	5,000	5,064	5,109
187081426, 30.99%, 03/09/2027 (a)(i)	Lending Club	3/11/2022	14,893	15,084	15,011
187083049, 19.49%, 03/11/2025 (a)(i)	Lending Club	3/15/2022	5,876	5,950	5,935

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2022

Consolidated Schedule of Investments	as of April 30, 2022 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 6.3% (continued)
187083667, 30.99%, 03/10/2027 (a)(i)	Lending Club	3/14/2022	7,943	8,045	8,010
187083927, 30.99%, 03/10/2025 (a)(i)	Lending Club	3/14/2022	5,897	5,971	5,919
187084131, 25.49%, 03/10/2027 (a)(i)	Lending Club	3/14/2022	7,766	7,865	7,937
187084134, 21.49%, 03/11/2025 (a)(i)	Lending Club	3/15/2022	24,500	24,500	24,122
187084350, 30.99%, 03/29/2025 (a)(i)	Lending Club	3/31/2022	9,828	9,945	9,823
187085796, 27.49%, 03/10/2027 (a)(i)	Lending Club	3/14/2022	11,905	12,057	12,074
187087199, 11.99%, 03/10/2025 (a)(i)	Lending Club	3/14/2022	2,930	2,930	2,915
187087599, 4.99%, 03/10/2025 (a)(i)	Lending Club	3/14/2022	12,191	12,191	12,177
187087946, 6.99%, 03/10/2027 (a)(i)	Lending Club	3/14/2022	17,586	17,586	17,586
187089441, 17.99%, 03/15/2025 (a)(i)	Lending Club	3/17/2022	17,619	17,841	17,811
187090647, 30.99%, 03/10/2025 (a)(i)	Lending Club	3/14/2022	983	995	987
187093287, 24.99%, 03/10/2025 (a)(i)	Lending Club	3/14/2022	7,849	7,947	7,891
187093442, 24.99%, 03/10/2025 (a)(i)	Lending Club	3/14/2022	5,886	5,960	5,933
187094642, 6.59%, 03/11/2025 (a)(i)	Lending Club	3/15/2022	10,723	10,723	10,694
187094773, 19.99%, 03/11/2025 (a)(i)	Lending Club	3/15/2022	5,409	5,477	5,486
187095146, 17.49%, 03/10/2027 (a)(i)	Lending Club	3/14/2022	29,684	29,684	29,369
187096378, 17.24%, 03/10/2027 (a)(i)(j)	Lending Club	3/14/2022	19,750	19,750	19,543
187096917, 22.99%, 03/11/2025 (a)(i)	Lending Club	3/15/2022	8,824	8,824	8,687
187098980, 28.49%, 03/14/2027 (a)(i)	Lending Club	3/16/2022	9,923	10,050	10,081
187099521, 30.99%, 03/11/2025 (a)(i)	Lending Club	3/15/2022	1,376	1,393	1,382
187099924, 17.44%, 03/14/2025 (a)(i)	Lending Club	3/16/2022	19,573	19,573	19,380
187101376, 27.99%, 03/10/2025 (a)(i)	Lending Club	3/14/2022	6,383	6,383	6,278
187103577, 28.99%, 03/10/2027 (a)(i)	Lending Club	3/14/2022	4,962	4,962	4,871
187103780, 28.99%, 03/11/2027 (a)(i)	Lending Club	3/15/2022	5,955	6,031	6,040
187104737, 10.99%, 03/11/2025 (a)(i)	Lending Club	3/15/2022	16,599	16,599	16,517
187105051, 15.19%, 03/11/2025 (a)(i)	Lending Club	3/15/2022	3,928	3,928	3,911
187105742, 30.99%, 03/11/2027 (a)(i)	Lending Club	3/15/2022	14,893	15,084	15,027
187105908, 30.99%, 03/11/2027 (a)(i)(j)	Lending Club	3/15/2022	20,000	20,259	20,446
187106160, 5.99%, 03/14/2025 (a)(i)	Lending Club	3/16/2022	2,924	2,924	2,916
187107161, 4.99%, 03/10/2025 (a)(i)	Lending Club	3/14/2022	39,001	39,001	38,956
187107777, 21.49%, 03/17/2025 (a)(i)	Lending Club	3/21/2022	4,799	4,859	4,851
187109249, 16.99%, 03/11/2025 (a)(i)	Lending Club	3/15/2022	5,871	5,871	5,810
187111599, 23.99%, 03/11/2027 (a)(i)	Lending Club	3/15/2022	12,886	12,886	12,659
187112294, 27.49%, 03/11/2027 (a)(i)	Lending Club	3/15/2022	5,952	6,029	6,040
187112380, 25.99%, 03/11/2025 (a)(i)(j)	Lending Club	3/15/2022	1,742	1,764	1,752
187113010, 28.49%, 03/14/2025 (a)(i)	Lending Club	3/16/2022	23,818	24,122	24,199
187113052, 30.99%, 03/30/2027 (a)(i)(j)	Lending Club	4/1/2022	6,000	6,077	5,966
187113417, 12.99%, 03/11/2025 (a)(i)	Lending Club	3/15/2022	6,840	6,840	6,787
187113627, 28.49%, 03/11/2027 (a)(i)	Lending Club	3/15/2022	6,946	7,035	7,047
187113823, 8.49%, 03/14/2025 (a)(i)	Lending Club	3/16/2022	39,020	39,020	38,915
187114091, 8.59%, 03/11/2027 (a)(i)	Lending Club	3/15/2022	35,646	35,646	35,588
187114622, 25.74%, 03/15/2025 (a)(i)	Lending Club	3/17/2022	9,813	9,937	9,887
187116136, 12.99%, 03/10/2027 (a)(i)	Lending Club	3/14/2022	28,457	28,457	28,242
187116827, 7.59%, 03/11/2025 (a)(i)	Lending Club	3/15/2022	14,628	14,628	14,587
187118843, 25.49%, 03/10/2025 (a)(i)	Lending Club	3/14/2022	19,624	19,624	19,308
187119161, 25.99%, 03/14/2027 (a)(i)	Lending Club	3/16/2022	11,901	11,901	11,701
187120238, 28.49%, 03/18/2025 (a)(i)	Lending Club	3/22/2022	2,946	2,984	2,975
187120319, 30.99%, 03/11/2027 (a)(i)	Lending Club	3/15/2022	24,822	25,140	25,045
187121118, 17.99%, 03/11/2025 (a)(i)	Lending Club	3/15/2022	11,746	11,894	11,864
187122896, 30.99%, 03/29/2027 (a)(i)	Lending Club	3/31/2022	5,957	6,029	5,938
187123648, 30.99%, 03/30/2027 (a)(i)(j)	Lending Club	4/1/2022	10,000	10,128	9,944
187123953, 30.49%, 03/16/2027 (a)(i)	Lending Club	3/18/2022	4,964	5,027	5,022
187125258, 8.99%, 03/11/2025 (a)(i)	Lending Club	3/15/2022	15,221	15,221	15,177
187125272, 9.99%, 03/11/2027 (a)(i)	Lending Club	3/15/2022	9,871	9,871	9,821
187127273, 30.99%, 03/14/2025 (a)(i)	Lending Club	3/16/2022	5,954	6,030	6,058
187127542, 30.99%, 03/14/2026 (a)(i)	Lending Club	3/16/2022	6,430	6,512	6,487
187128843, 30.99%, 03/11/2027 (a)(i)	Lending Club	3/15/2022	9,100	9,217	9,302

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2022

Consolidated Schedule of Investments	as of April 30, 2022 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 6.3% (continued)
187129496, 30.99%, 03/10/2027 (a)(i)	Lending Club	3/14/2022	18,000	18,000	17,838
187131130, 15.69%, 03/11/2025 (a)(i)	Lending Club	3/15/2022	6,846	6,846	6,776
187131674, 22.99%, 03/14/2025 (a)(i)	Lending Club	3/16/2022	3,235	3,276	3,265
187132024, 15.49%, 03/11/2025 (a)(i)(j)	Lending Club	3/15/2022	2,340	2,369	2,363
187132605, 15.99%, 03/11/2027 (a)(i)	Lending Club	3/15/2022	39,560	39,560	39,154
187133370, 28.99%, 03/11/2025 (a)(i)	Lending Club	3/15/2022	4,301	4,356	4,284
187133675, 24.99%, 03/11/2027 (a)(i)	Lending Club	3/15/2022	6,445	6,527	6,529
187133996, 16.74%, 03/14/2027 (a)(i)	Lending Club	3/16/2022	15,865	15,865	15,796
187134429, 17.99%, 03/11/2025 (a)(i)	Lending Club	3/15/2022	9,788	9,911	9,887
187134949, 30.24%, 03/18/2027 (a)(i)	Lending Club	3/22/2022	19,854	20,109	20,112
187137324, 25.99%, 03/11/2025 (a)(i)	Lending Club	3/15/2022	1,963	1,963	1,932
187137965, 4.99%, 03/14/2025 (a)(i)	Lending Club	3/16/2022	14,615	14,615	14,601
187138571, 15.99%, 03/11/2025 (a)(i)	Lending Club	3/15/2022	7,043	7,043	6,970
187140750, 30.99%, 03/11/2025 (a)(i)	Lending Club	3/15/2022	5,897	5,971	5,923
187140773, 27.99%, 03/15/2027 (a)(i)	Lending Club	3/17/2022	5,953	6,030	6,051
187142052, 5.59%, 03/14/2025 (a)(i)	Lending Club	3/16/2022	17,540	17,540	17,496
187142957, 6.59%, 03/14/2027 (a)(i)	Lending Club	3/16/2022	19,321	19,321	19,266
187143408, 12.34%, 03/14/2027 (a)(i)	Lending Club	3/16/2022	39,515	39,515	39,242
187143516, 22.99%, 03/11/2025 (a)(i)	Lending Club	3/15/2022	9,805	9,928	9,885
187144146, 8.99%, 03/14/2027 (a)(i)	Lending Club	3/16/2022	29,602	29,602	29,509
187144338, 30.99%, 04/04/2025 (a)(i)	Lending Club	4/6/2022	7,000	7,090	6,974
187145482, 30.99%, 03/11/2025 (a)(i)	Lending Club	3/15/2022	1,479	1,498	1,502
187145522, 14.99%, 03/14/2027 (a)(i)	Lending Club	3/16/2022	10,876	10,876	10,798
187146211, 6.99%, 03/14/2027 (a)(i)	Lending Club	3/16/2022	14,790	14,790	14,746
187148537, 19.49%, 03/11/2025 (a)(i)	Lending Club	3/15/2022	1,959	1,983	1,978
187148647, 30.99%, 03/18/2027 (a)(i)	Lending Club	3/22/2022	7,149	7,240	7,240
187149771, 27.99%, 03/11/2025 (a)(i)	Lending Club	3/15/2022	1,178	1,178	1,159
187149966, 14.49%, 03/14/2025 (a)(i)	Lending Club	3/16/2022	9,777	9,777	9,704
187151370, 30.99%, 03/11/2025 (a)(i)	Lending Club	3/15/2022	9,828	9,952	9,871
187151404, 15.69%, 03/14/2025 (a)(i)	Lending Club	3/16/2022	2,934	2,934	2,906
187152660, 7.09%, 03/14/2025 (a)(i)	Lending Club	3/16/2022	19,500	19,500	19,450
187153068, 30.99%, 03/29/2026 (a)(i)	Lending Club	3/31/2022	9,892	10,011	9,875
187153289, 7.59%, 03/14/2025 (a)(i)	Lending Club	3/16/2022	14,043	14,043	14,006
187155317, 9.59%, 03/14/2025 (a)(i)	Lending Club	3/16/2022	3,904	3,904	3,886
187156154, 26.99%, 03/15/2025 (a)(i)(j)	Lending Club	3/17/2022	12,000	12,151	12,217
187156614, 26.74%, 03/11/2025 (a)(i)	Lending Club	3/15/2022	5,890	5,964	5,930
187156735, 19.99%, 03/14/2025 (a)(i)	Lending Club	3/16/2022	2,449	2,480	2,475
187156876, 10.19%, 03/14/2027 (a)(i)	Lending Club	3/16/2022	11,846	11,846	11,789
187157596, 19.96%, 03/14/2025 (a)(i)	Lending Club	3/16/2022	17,691	17,691	17,596
187158857, 20.99%, 03/15/2025 (a)(i)	Lending Club	3/17/2022	4,487	4,544	4,556
187158989, 7.74%, 03/14/2025 (a)(i)	Lending Club	3/16/2022	39,009	39,009	38,907
187159686, 22.49%, 03/14/2027 (a)(i)	Lending Club	3/16/2022	39,634	39,634	39,006
187161193, 22.99%, 03/11/2025 (a)(i)	Lending Club	3/15/2022	4,902	4,964	4,942
187161794, 16.39%, 04/06/2027 (a)(i)	Lending Club	4/8/2022	15,400	15,400	15,316
187161851, 24.99%, 03/14/2025 (a)(i)	Lending Club	3/16/2022	9,811	9,811	9,667
187162945, 24.49%, 03/14/2027 (a)(i)	Lending Club	3/16/2022	9,914	10,041	10,057
187163922, 28.24%, 03/14/2027 (a)(i)	Lending Club	3/16/2022	14,884	15,075	15,121
187163955, 18.74%, 03/14/2027 (a)(i)	Lending Club	3/16/2022	5,345	5,413	5,412
187164598, 30.99%, 03/29/2027 (a)(i)	Lending Club	3/31/2022	5,957	6,029	5,938
187165466, 19.49%, 03/15/2025 (a)(i)(j)	Lending Club	3/17/2022	9,261	9,378	9,364
187165663, 30.99%, 03/14/2025 (a)(i)	Lending Club	3/16/2022	9,828	9,953	9,888
187165954, 27.49%, 03/15/2027 (a)(i)	Lending Club	3/17/2022	5,952	6,029	6,051
187166501, 25.49%, 03/14/2025 (a)(i)	Lending Club	3/16/2022	3,316	3,358	3,333
187166799, 11.19%, 03/14/2027 (a)(i)	Lending Club	3/16/2022	39,512	39,512	39,423
187170600, 23.99%, 03/14/2027 (a)(i)	Lending Club	3/16/2022	19,825	20,079	20,117
187170952, 20.49%, 03/14/2025 (a)(i)	Lending Club	3/16/2022	4,090	4,090	4,038
187171695, 7.59%, 03/14/2025 (a)(i)	Lending Club	3/16/2022	3,901	3,901	3,890

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2022

Consolidated Schedule of Investments	as of April 30, 2022 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 6.3% (continued)
187171712, 22.99%, 03/14/2025 (a)(i)	Lending Club	3/16/2022	5,392	5,460	5,442
187172025, 23.49%, 03/14/2027 (a)(i)	Lending Club	3/16/2022	5,947	6,023	6,035
187172125, 30.99%, 03/29/2027 (a)(i)	Lending Club	3/31/2022	14,893	15,071	14,846
187173507, 22.99%, 03/14/2025 (a)(i)	Lending Club	3/16/2022	7,343	7,436	7,411
187175139, 22.99%, 03/14/2025 (a)(i)	Lending Club	3/16/2022	9,805	9,928	9,895
187175565, 20.49%, 03/14/2025 (a)(i)	Lending Club	3/16/2022	7,837	7,936	7,921
187177101, 13.99%, 03/14/2025 (a)(i)	Lending Club	3/16/2022	9,775	9,898	9,884
187177117, 28.99%, 03/14/2025 (a)(i)	Lending Club	3/16/2022	2,837	2,873	2,856
187177496, 27.99%, 03/14/2024 (a)(i)	Lending Club	3/16/2022	4,842	4,902	4,873
187181524, 27.99%, 03/15/2025 (a)(i)	Lending Club	3/17/2022	8,249	8,353	8,360
187181621, 30.49%, 04/04/2027 (a)(i)	Lending Club	4/6/2022	8,400	8,508	8,372
187185335, 24.99%, 03/14/2025 (a)(i)	Lending Club	3/16/2022	2,453	2,484	2,471
187185579, 23.74%, 03/15/2025 (a)(i)	Lending Club	3/17/2022	8,265	8,370	8,394
187185770, 23.49%, 03/14/2027 (a)(i)	Lending Club	3/16/2022	8,849	8,963	8,979
187185872, 27.99%, 03/14/2025 (a)(i)	Lending Club	3/16/2022	2,368	2,398	2,407
187191386, 30.99%, 03/14/2027 (a)(i)	Lending Club	3/16/2022	14,893	15,084	15,051
187192260, 25.49%, 03/14/2025 (a)(i)	Lending Club	3/16/2022	4,416	4,471	4,447
187194642, 28.99%, 03/14/2025 (a)(i)	Lending Club	3/16/2022	4,923	4,986	5,003
187196077, 28.99%, 03/14/2027 (a)(i)	Lending Club	3/16/2022	5,955	6,031	6,048
187196888, 13.99%, 03/14/2025 (a)(i)	Lending Club	3/16/2022	8,064	8,165	8,154
187199260, 30.99%, 03/14/2027 (a)(i)	Lending Club	3/16/2022	4,964	5,028	5,017
187202745, 30.99%, 03/21/2025 (a)(i)	Lending Club	3/23/2022	2,567	2,599	2,621
187202884, 23.99%, 03/21/2027 (a)(i)	Lending Club	3/23/2022	8,326	8,433	8,471
187204003, 20.24%, 03/29/2025 (a)(i)	Lending Club	3/31/2022	2,939	2,974	2,961
187204897, 18.99%, 04/04/2024 (a)(i)	Lending Club	4/6/2022	4,800	4,861	4,829
187205330, 18.49%, 03/14/2027 (a)(i)	Lending Club	3/16/2022	19,003	19,246	19,241
187205484, 20.99%, 03/14/2025 (a)(i)	Lending Club	3/16/2022	5,879	5,953	5,941
187207505, 30.99%, 03/14/2026 (a)(i)	Lending Club	3/16/2022	16,322	16,531	16,468
187208713, 29.24%, 03/17/2026 (a)(i)	Lending Club	3/21/2022	4,944	5,007	4,998
187208730, 19.49%, 03/14/2025 (a)(i)	Lending Club	3/16/2022	3,526	3,570	3,564
187210013, 30.99%, 03/29/2027 (a)(i)	Lending Club	3/31/2022	14,751	14,928	14,690
187210693, 28.49%, 03/14/2025 (a)(i)	Lending Club	3/16/2022	24,553	24,863	24,747
187212284, 30.99%, 03/14/2025 (a)(i)	Lending Club	3/16/2022	1,474	1,493	1,483
187212490, 28.99%, 03/14/2025 (a)(i)	Lending Club	3/16/2022	3,438	3,481	3,465
187214657, 30.99%, 03/21/2027 (a)(i)	Lending Club	3/23/2022	7,744	7,844	7,856
187216159, 30.99%, 03/14/2025 (a)(i)	Lending Club	3/16/2022	3,538	3,583	3,560
187216699, 19.49%, 03/14/2025 (a)(i)	Lending Club	3/16/2022	2,938	2,975	2,970
187219138, 30.99%, 03/14/2027 (a)(i)	Lending Club	3/16/2022	8,340	8,447	8,428
187219910, 17.99%, 03/18/2025 (a)(i)	Lending Club	3/22/2022	2,937	2,974	2,970
187220895, 16.99%, 03/14/2025 (a)(i)	Lending Club	3/16/2022	3,897	3,946	3,928
187222056, 28.49%, 03/25/2027 (a)(i)	Lending Club	3/29/2022	12,900	13,066	13,171
187222188, 23.49%, 03/14/2027 (a)(i)	Lending Club	3/16/2022	9,911	10,038	10,058
187223726, 15.49%, 03/22/2025 (a)(i)	Lending Club	3/24/2022	978	990	990
187224366, 15.99%, 04/06/2025 (a)(i)	Lending Club	4/8/2022	8,000	8,102	8,082
187225809, 30.99%, 03/21/2027 (a)(i)	Lending Club	3/23/2022	14,893	15,084	15,107
187225907, 24.99%, 03/15/2027 (a)(i)	Lending Club	3/17/2022	6,940	7,029	7,043
187227077, 17.99%, 03/14/2025 (a)(i)	Lending Club	3/16/2022	14,683	14,867	14,840
187227226, 28.99%, 03/14/2025 (a)(i)	Lending Club	3/16/2022	982	995	990
187227612, 30.99%, 03/14/2027 (a)(i)	Lending Club	3/16/2022	9,929	10,056	10,034
187228160, 26.49%, 03/17/2025 (a)(i)	Lending Club	3/21/2022	4,911	4,974	4,992
187228476, 30.99%, 03/14/2027 (a)(i)	Lending Club	3/16/2022	14,949	15,142	14,958
187228732, 19.49%, 03/14/2025 (a)(i)(j)	Lending Club	3/16/2022	965	977	976
187228869, 12.54%, 03/14/2025 (a)(i)	Lending Club	3/16/2022	6,350	6,430	6,422
187229868, 29.99%, 03/14/2025 (a)(i)	Lending Club	3/16/2022	9,884	10,009	10,056
187230381, 13.99%, 03/14/2025 (a)(i)	Lending Club	3/16/2022	6,451	6,532	6,523
187230799, 14.24%, 03/15/2025 (a)(i)	Lending Club	3/17/2022	3,128	3,168	3,164
187231533, 21.99%, 03/16/2025 (a)(i)	Lending Club	3/18/2022	9,801	9,925	9,900

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2022

Consolidated Schedule of Investments	as of April 30, 2022 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 6.3% (continued)
187231604, 19.99%, 03/14/2025 (a)(i)	Lending Club	3/16/2022	9,828	9,947	9,974
187232276, 28.99%, 03/14/2025 (a)(i)(j)	Lending Club	3/16/2022	1,444	1,463	1,455
187232739, 30.49%, 03/15/2027 (a)(i)	Lending Club	3/17/2022	7,942	8,044	8,032
187233907, 21.49%, 03/15/2025 (a)(i)	Lending Club	3/17/2022	4,900	4,962	4,953
187235755, 20.99%, 03/14/2027 (a)(i)	Lending Club	3/16/2022	15,847	16,050	16,042
187238400, 17.99%, 03/14/2025 (a)(i)	Lending Club	3/16/2022	6,852	6,938	6,925
187238457, 18.74%, 03/14/2027 (a)(i)	Lending Club	3/16/2022	8,413	8,521	8,518
187239832, 21.99%, 03/15/2025 (a)(i)	Lending Club	3/17/2022	4,411	4,466	4,453
187241100, 28.99%, 03/15/2025 (a)(i)(j)	Lending Club	3/17/2022	10,000	10,127	10,102
187241147, 30.99%, 03/14/2025 (a)(i)	Lending Club	3/16/2022	2,457	2,488	2,472
187241800, 30.99%, 03/15/2027 (a)(i)	Lending Club	3/17/2022	13,948	14,120	14,272
187242033, 30.24%, 03/17/2027 (a)(i)	Lending Club	3/21/2022	14,890	15,082	15,076
187242298, 28.99%, 03/15/2025 (a)(i)	Lending Club	3/17/2022	4,420	4,476	4,457
187242328, 17.99%, 03/15/2025 (a)(i)	Lending Club	3/17/2022	8,075	8,177	8,164
187243100, 18.49%, 03/15/2026 (a)(i)	Lending Club	3/17/2022	5,915	5,990	5,985
187243392, 30.99%, 03/21/2025 (a)(i)	Lending Club	3/23/2022	3,980	4,031	4,020
187244144, 26.99%, 03/15/2025 (a)(i)(j)	Lending Club	3/17/2022	2,537	2,569	2,558
187244325, 22.49%, 03/15/2025 (a)(i)	Lending Club	3/17/2022	11,764	11,912	11,877
187246625, 30.99%, 03/15/2027 (a)(i)	Lending Club	3/17/2022	14,893	15,084	15,059
187247273, 20.49%, 03/15/2027 (a)(i)	Lending Club	3/17/2022	11,884	12,036	12,034
187254153, 8.99%, 04/07/2025 (a)(i)	Lending Club	4/11/2022	7,000	7,000	6,989
187256106, 30.99%, 03/16/2027 (a)(i)	Lending Club	3/18/2022	8,936	9,050	9,040
187257769, 19.74%, 03/15/2025 (a)(i)(j)	Lending Club	3/17/2022	10,000	10,126	10,122
187258824, 28.99%, 04/04/2025 (a)(i)	Lending Club	4/6/2022	5,000	5,064	4,995
187259128, 30.99%, 03/15/2025 (a)(i)	Lending Club	3/17/2022	983	995	989
187262284, 21.49%, 03/16/2027 (a)(i)	Lending Club	3/18/2022	7,132	7,224	7,223
187265375, 22.99%, 03/15/2025 (a)(i)	Lending Club	3/17/2022	9,805	9,928	9,898
187266158, 17.99%, 03/15/2025 (a)(i)	Lending Club	3/17/2022	3,915	3,965	3,958
187266552, 30.99%, 04/04/2027 (a)(i)	Lending Club	4/6/2022	12,000	12,155	11,959
187266613, 27.99%, 03/15/2027 (a)(i)(j)	Lending Club	3/17/2022	6,000	6,078	6,107
187266709, 17.99%, 03/15/2025 (a)(i)	Lending Club	3/17/2022	4,743	4,803	4,793
187267837, 30.99%, 03/15/2027 (a)(i)	Lending Club	3/17/2022	1,957	1,982	1,959
187272493, 13.99%, 04/04/2025 (a)(i)	Lending Club	4/6/2022	7,000	7,089	7,048
187273036, 28.49%, 04/04/2027 (a)(i)	Lending Club	4/6/2022	12,000	12,156	11,989
187273576, 27.49%, 03/15/2027 (a)(i)	Lending Club	3/17/2022	8,929	9,043	9,077
187274598, 19.49%, 03/15/2026 (a)(i)	Lending Club	3/17/2022	9,861	9,986	9,981
187275330, 30.49%, 03/15/2027 (a)(i)	Lending Club	3/17/2022	4,964	5,027	5,020
187276102, 30.99%, 03/23/2025 (a)(i)	Lending Club	3/25/2022	2,948	2,986	2,981
187277318, 25.49%, 03/15/2025 (a)(i)	Lending Club	3/17/2022	1,958	1,983	1,973
187278011, 30.99%, 03/15/2027 (a)(i)	Lending Club	3/17/2022	11,914	12,067	12,047
187278656, 26.24%, 03/15/2026 (a)(i)	Lending Club	3/17/2022	24,700	25,015	24,984
187280200, 28.99%, 03/15/2025 (a)(i)	Lending Club	3/17/2022	12,465	12,622	12,551
187280297, 30.99%, 03/15/2025 (a)(i)	Lending Club	3/17/2022	7,332	7,425	7,379
187282942, 13.99%, 03/15/2025 (a)(i)	Lending Club	3/17/2022	9,775	9,898	9,886
187283205, 26.24%, 03/18/2025 (a)(i)	Lending Club	3/22/2022	4,122	4,174	4,158
187284415, 14.24%, 03/21/2025 (a)(i)	Lending Club	3/23/2022	4,399	4,455	4,454
187285539, 30.99%, 03/15/2027 (a)(i)	Lending Club	3/17/2022	4,964	5,028	5,020
187288192, 28.99%, 03/16/2025 (a)(i)	Lending Club	3/18/2022	4,911	4,973	4,954
187289700, 27.99%, 03/15/2025 (a)(i)	Lending Club	3/17/2022	4,910	4,972	4,951
187291064, 30.49%, 03/16/2027 (a)(i)	Lending Club	3/18/2022	14,891	15,082	15,067
187292781, 21.49%, 03/16/2025 (a)(i)	Lending Club	3/18/2022	1,116	1,130	1,125
187296926, 18.99%, 03/16/2027 (a)(i)	Lending Club	3/18/2022	7,919	8,020	8,021
187297380, 8.49%, 04/04/2025 (a)(i)	Lending Club	4/6/2022	27,000	27,000	26,955
187297514, 28.99%, 03/21/2025 (a)(i)	Lending Club	3/23/2022	9,823	9,947	9,932
187297824, 20.99%, 03/21/2025 (a)(i)	Lending Club	3/23/2022	7,643	7,739	7,739
187298430, 30.99%, 03/29/2027 (a)(i)	Lending Club	3/31/2022	9,858	9,976	9,825
187298940, 27.99%, 03/18/2025 (a)(i)	Lending Club	3/22/2022	5,826	5,900	5,880

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2022

Consolidated Schedule of Investments	as of April 30, 2022 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 6.3% (continued)
187299086, 20.99%, 03/18/2025 (a)(i)	Lending Club	3/22/2022	4,899	4,961	4,957
187299402, 20.49%, 03/16/2027 (a)(i)	Lending Club	3/18/2022	10,147	10,277	10,253
187299766, 18.99%, 03/16/2027 (a)(i)	Lending Club	3/18/2022	9,478	9,599	9,599
187300111, 30.99%, 04/04/2027 (a)(i)	Lending Club	4/6/2022	10,000	10,129	9,966
187300531, 30.99%, 04/05/2025 (a)(i)	Lending Club	4/7/2022	8,000	8,102	7,975
187300979, 19.99%, 03/22/2025 (a)(i)	Lending Club	3/24/2022	3,399	3,442	3,443
187301254, 26.24%, 03/21/2025 (a)(i)	Lending Club	3/23/2022	2,944	2,982	2,973
187302762, 20.49%, 03/16/2025 (a)(i)	Lending Club	3/18/2022	8,842	8,954	8,940
187304207, 30.99%, 03/28/2025 (a)(i)(j)	Lending Club	3/30/2022	4,000	4,051	4,039
187305059, 14.24%, 03/21/2025 (a)(i)	Lending Club	3/23/2022	9,776	9,899	9,899
187308704, 17.49%, 03/16/2025 (a)(i)	Lending Club	3/18/2022	5,872	5,946	5,938
187308972, 30.99%, 03/17/2026 (a)(i)	Lending Club	3/21/2022	5,935	6,011	5,998
187313739, 18.99%, 03/17/2025 (a)(i)	Lending Club	3/21/2022	8,803	8,914	8,902
187314680, 28.99%, 03/21/2025 (a)(i)	Lending Club	3/23/2022	4,911	4,974	4,966
187315215, 23.49%, 03/16/2026 (a)(i)	Lending Club	3/18/2022	19,745	19,997	19,999
187315282, 30.99%, 03/24/2027 (a)(i)	Lending Club	3/28/2022	19,857	20,113	20,175
187315776, 26.24%, 03/16/2025 (a)(i)	Lending Club	3/18/2022	7,910	8,011	8,040
187317167, 17.99%, 03/16/2025 (a)(i)	Lending Club	3/18/2022	1,958	1,982	1,983
187317328, 23.49%, 03/21/2027 (a)(i)	Lending Club	3/23/2022	7,731	7,830	7,866
187318442, 30.99%, 03/16/2027 (a)(i)(j)	Lending Club	3/18/2022	7,840	7,932	7,928
187320803, 30.99%, 03/16/2027 (a)(i)	Lending Club	3/18/2022	4,964	5,028	5,022
187322872, 20.99%, 03/30/2025 (a)(i)(j)	Lending Club	4/1/2022	4,812	4,873	4,823
187324350, 25.99%, 03/16/2025 (a)(i)	Lending Club	3/18/2022	3,925	3,975	3,957
187324593, 17.99%, 04/04/2025 (a)(i)	Lending Club	4/6/2022	12,000	12,153	12,079
187324930, 30.99%, 03/16/2026 (a)(i)	Lending Club	3/18/2022	11,871	12,023	11,989
187325075, 17.49%, 03/17/2025 (a)(i)	Lending Club	3/21/2022	4,893	4,955	4,935
187326098, 17.99%, 03/16/2025 (a)(i)	Lending Club	3/18/2022	15,662	15,859	15,836
187326921, 23.99%, 04/05/2025 (a)(i)	Lending Club	4/7/2022	10,000	10,128	10,028
187327008, 30.99%, 03/29/2027 (a)(i)	Lending Club	3/31/2022	14,893	15,071	14,846
187329678, 15.99%, 03/21/2025 (a)(i)	Lending Club	3/23/2022	4,695	4,755	4,753
187330323, 28.49%, 04/04/2027 (a)(i)	Lending Club	4/6/2022	20,000	20,258	19,975
187331199, 24.99%, 03/18/2025 (a)(i)	Lending Club	3/22/2022	7,064	7,153	7,126
187332393, 22.49%, 03/16/2026 (a)(i)	Lending Club	3/18/2022	4,935	4,998	4,999
187332662, 26.49%, 03/16/2025 (a)(i)	Lending Club	3/18/2022	3,926	3,976	3,957
187333328, 15.99%, 03/18/2025 (a)(i)	Lending Club	3/22/2022	8,265	8,370	8,363
187334993, 30.99%, 03/21/2027 (a)(i)	Lending Club	3/23/2022	9,929	10,056	10,072
187336142, 28.99%, 03/16/2025 (a)(i)	Lending Club	3/18/2022	3,929	3,979	3,963
187337172, 30.99%, 03/16/2027 (a)(i)	Lending Club	3/18/2022	14,893	15,084	15,067
187337396, 20.99%, 03/17/2025 (a)(i)	Lending Club	3/21/2022	9,798	9,922	9,911
187337874, 25.99%, 03/17/2027 (a)(i)(j)	Lending Club	3/21/2022	8,000	8,103	8,097
187337889, 28.99%, 03/17/2025 (a)(i)	Lending Club	3/21/2022	5,894	5,968	5,948
187340968, 24.99%, 04/04/2025 (a)(i)(j)	Lending Club	4/6/2022	4,801	4,862	4,795
187341389, 16.99%, 03/17/2025 (a)(i)	Lending Club	3/21/2022	4,697	4,756	4,751
187344458, 23.49%, 03/17/2027 (a)(i)	Lending Club	3/21/2022	24,778	25,095	25,173
187344577, 28.99%, 03/17/2027 (a)(i)	Lending Club	3/21/2022	8,363	8,471	8,562
187345282, 23.99%, 03/22/2025 (a)(i)	Lending Club	3/24/2022	24,519	24,830	24,809
187346943, 30.99%, 03/17/2025 (a)(i)	Lending Club	3/21/2022	5,897	5,972	5,943
187347460, 18.49%, 03/21/2025 (a)(i)	Lending Club	3/23/2022	6,217	6,295	6,292
187348658, 25.49%, 03/17/2025 (a)(i)	Lending Club	3/21/2022	4,700	4,760	4,729
187349522, 30.99%, 03/30/2025 (a)(i)	Lending Club	4/1/2022	12,000	12,153	11,920
187351790, 30.99%, 04/04/2027 (a)(i)	Lending Club	4/6/2022	10,000	10,129	9,966
187352483, 25.49%, 03/24/2025 (a)(i)(j)	Lending Club	3/28/2022	20,997	21,261	21,100
187354823, 30.99%, 03/24/2027 (a)(i)	Lending Club	3/28/2022	4,964	5,028	5,044
187355184, 30.99%, 03/21/2027 (a)(i)	Lending Club	3/23/2022	5,957	6,034	6,043
187356072, 24.99%, 03/17/2025 (a)(i)	Lending Club	3/21/2022	5,886	5,961	5,936
187356525, 30.49%, 03/17/2026 (a)(i)	Lending Club	3/21/2022	1,484	1,503	1,499
187361064, 18.49%, 03/17/2027 (a)(i)	Lending Club	3/21/2022	4,949	5,012	5,014

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2022

Consolidated Schedule of Investments	as of April 30, 2022 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 6.3% (continued)
187362610, 28.99%, 03/18/2025 (a)(i)	Lending Club	3/22/2022	4,911	4,973	4,959
187363680, 17.99%, 03/17/2025 (a)(i)	Lending Club	3/21/2022	1,713	1,735	1,732
187365303, 20.49%, 03/17/2025 (a)(i)	Lending Club	3/21/2022	2,942	2,980	2,989
187366874, 30.99%, 03/17/2025 (a)(i)	Lending Club	3/21/2022	4,914	4,976	4,952
187367777, 30.99%, 03/18/2026 (a)(i)	Lending Club	3/22/2022	11,871	12,023	12,002
187369277, 19.49%, 03/17/2025 (a)(i)	Lending Club	3/21/2022	1,967	1,992	1,992
187372411, 28.99%, 03/17/2025 (a)(i)(j)	Lending Club	3/21/2022	2,000	2,025	2,038
187372513, 24.49%, 03/17/2027 (a)(i)	Lending Club	3/21/2022	24,784	25,102	25,173
187375311, 19.49%, 04/05/2026 (a)(i)	Lending Club	4/7/2022	12,000	12,154	12,059
187376132, 23.99%, 03/21/2025 (a)(i)	Lending Club	3/23/2022	14,711	14,898	14,880
187376316, 30.49%, 03/22/2027 (a)(i)	Lending Club	3/24/2022	9,928	10,055	10,077
187378370, 17.99%, 03/17/2025 (a)(i)	Lending Club	3/21/2022	3,531	3,576	3,584
187379565, 30.99%, 03/18/2027 (a)(i)	Lending Club	3/22/2022	16,879	17,095	17,094
187380284, 8.49%, 04/13/2025 (a)(i)	Lending Club	4/15/2022	3,200	3,200	3,196
187382263, 30.99%, 03/17/2025 (a)(i)	Lending Club	3/21/2022	7,801	7,899	7,857
187382692, 18.99%, 03/17/2025 (a)(i)	Lending Club	3/21/2022	9,792	9,915	9,902
187382979, 26.49%, 03/18/2027 (a)(i)	Lending Club	3/22/2022	9,918	10,046	10,074
187383199, 17.49%, 03/17/2025 (a)(i)	Lending Club	3/21/2022	9,395	9,514	9,502
187383572, 24.49%, 03/17/2027 (a)(i)	Lending Club	3/21/2022	7,733	7,832	7,854
187386845, 30.99%, 03/21/2027 (a)(i)	Lending Club	3/23/2022	5,000	5,065	5,062
187390660, 19.49%, 03/28/2027 (a)(i)(j)	Lending Club	3/30/2022	18,000	18,230	18,316
187394985, 30.99%, 03/18/2025 (a)(i)	Lending Club	3/22/2022	11,794	11,943	11,892
187395731, 26.49%, 03/21/2025 (a)(i)	Lending Club	3/23/2022	4,500	4,557	4,527
187398247, 28.99%, 03/21/2025 (a)(i)	Lending Club	3/23/2022	1,965	1,989	1,986
187400455, 30.99%, 03/18/2025 (a)(i)	Lending Club	3/22/2022	1,474	1,493	1,486
187401784, 25.49%, 03/18/2025 (a)(i)	Lending Club	3/22/2022	5,887	5,962	5,939
187401895, 20.49%, 03/18/2025 (a)(i)	Lending Club	3/22/2022	15,675	15,873	15,860
187402002, 23.99%, 03/18/2025 (a)(i)	Lending Club	3/22/2022	4,708	4,767	4,757
187403421, 24.99%, 03/18/2025 (a)(i)	Lending Club	3/22/2022	3,924	3,974	3,959
187404590, 23.99%, 03/18/2027 (a)(i)	Lending Club	3/22/2022	9,912	10,039	10,073
187407657, 23.49%, 03/18/2026 (a)(i)	Lending Club	3/22/2022	11,847	11,998	12,008
187410207, 19.99%, 03/18/2025 (a)(i)	Lending Club	3/22/2022	4,897	4,959	4,956
187412866, 30.49%, 03/18/2027 (a)(i)	Lending Club	3/22/2022	9,928	10,055	10,056
187413846, 19.99%, 03/18/2025 (a)(i)	Lending Club	3/22/2022	4,870	4,931	4,928
187415660, 28.99%, 03/22/2025 (a)(i)(j)	Lending Club	3/24/2022	4,000	4,051	4,031
187417087, 30.99%, 03/21/2025 (a)(i)	Lending Club	3/23/2022	2,948	2,986	2,978
187418071, 27.49%, 03/21/2027 (a)(i)	Lending Club	3/23/2022	5,952	6,029	6,068
187418539, 23.99%, 03/18/2025 (a)(i)	Lending Club	3/22/2022	9,808	9,932	9,910
187419334, 30.99%, 03/30/2027 (a)(i)(j)	Lending Club	4/1/2022	5,000	5,064	4,972
187419808, 28.99%, 03/21/2025 (a)(i)	Lending Club	3/23/2022	3,929	3,979	3,973
187420524, 30.99%, 03/18/2027 (a)(i)	Lending Club	3/22/2022	6,950	7,039	7,039
187422244, 30.99%, 03/18/2027 (a)(i)	Lending Club	3/22/2022	11,914	12,067	12,067
187423593, 17.99%, 03/18/2024 (a)(i)	Lending Club	3/22/2022	5,811	5,884	5,890
187425427, 30.99%, 03/29/2025 (a)(i)	Lending Club	3/31/2022	8,175	8,272	8,157
187425429, 17.99%, 03/21/2025 (a)(i)	Lending Club	3/23/2022	4,875	4,937	4,934
187426440, 28.49%, 03/21/2027 (a)(i)	Lending Club	3/23/2022	4,962	5,025	5,057
187427964, 30.99%, 03/22/2027 (a)(i)(j)	Lending Club	3/24/2022	15,000	15,193	15,206
187428232, 22.49%, 03/21/2025 (a)(i)	Lending Club	3/23/2022	3,431	3,474	3,471
187428738, 22.99%, 03/21/2025 (a)(i)	Lending Club	3/23/2022	5,883	5,957	5,951
187429515, 22.49%, 03/21/2025 (a)(i)	Lending Club	3/23/2022	3,921	3,971	3,967
187429965, 28.99%, 03/21/2024 (a)(i)	Lending Club	3/23/2022	1,163	1,178	1,181
187430493, 28.49%, 04/04/2025 (a)(i)	Lending Club	4/6/2022	3,550	3,595	3,546
187433972, 19.99%, 03/29/2025 (a)(i)	Lending Club	3/31/2022	14,693	14,871	14,802
187435110, 17.49%, 03/21/2025 (a)(i)	Lending Club	3/23/2022	979	991	991
187435569, 30.99%, 03/21/2027 (a)(i)	Lending Club	3/23/2022	19,857	20,113	20,143
187437735, 28.99%, 03/21/2025 (a)(i)	Lending Club	3/23/2022	9,823	9,947	9,932
187437787, 30.99%, 03/24/2027 (a)(i)(j)	Lending Club	3/28/2022	17,500	17,725	17,746

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2022

Consolidated Schedule of Investments	as of April 30, 2022 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 6.3% (continued)
187437994, 24.99%, 03/30/2025 (a)(i)(j)	Lending Club	4/1/2022	2,900	2,937	2,891
187440378, 30.99%, 03/30/2027 (a)(i)(j)	Lending Club	4/1/2022	15,000	15,192	14,916
187441218, 13.99%, 03/21/2025 (a)(i)	Lending Club	3/23/2022	7,820	7,919	7,918
187441493, 30.49%, 03/21/2027 (a)(i)	Lending Club	3/23/2022	19,855	20,110	20,144
187441544, 30.99%, 03/21/2025 (a)(i)	Lending Club	3/23/2022	8,256	8,361	8,338
187442318, 17.99%, 03/21/2025 (a)(i)	Lending Club	3/23/2022	9,788	9,912	9,908
187442715, 25.49%, 03/21/2027 (a)(i)	Lending Club	3/23/2022	19,832	20,087	20,172
187444837, 30.99%, 03/21/2027 (a)(i)	Lending Club	3/23/2022	7,744	7,844	7,856
187445072, 18.49%, 03/21/2025 (a)(i)(j)	Lending Club	3/23/2022	3,000	3,038	3,031
187446671, 28.99%, 03/21/2025 (a)(i)	Lending Club	3/23/2022	3,438	3,482	3,476
187447133, 28.99%, 03/21/2027 (a)(i)	Lending Club	3/23/2022	4,962	5,026	5,057
187447300, 30.49%, 03/21/2027 (a)(i)	Lending Club	3/23/2022	5,957	6,033	6,043
187447743, 30.99%, 03/21/2027 (a)(i)	Lending Club	3/23/2022	9,929	10,056	10,072
187447912, 30.99%, 03/28/2027 (a)(i)	Lending Club	3/30/2022	14,893	15,083	15,164
187448298, 30.99%, 03/22/2025 (a)(i)	Lending Club	3/24/2022	4,914	4,977	4,966
187448526, 23.49%, 03/22/2025 (a)(i)	Lending Club	3/24/2022	4,903	4,965	4,961
187449396, 18.99%, 03/22/2027 (a)(i)	Lending Club	3/24/2022	15,838	16,041	16,067
187450206, 23.99%, 03/21/2027 (a)(i)	Lending Club	3/23/2022	9,496	9,618	9,605
187452751, 28.74%, 03/28/2025 (a)(i)	Lending Club	3/30/2022	24,315	24,623	24,658
187452870, 21.49%, 04/05/2027 (a)(i)	Lending Club	4/7/2022	6,600	6,685	6,632
187453378, 15.99%, 03/29/2025 (a)(i)	Lending Club	3/31/2022	9,782	9,901	9,862
187453710, 17.99%, 03/21/2025 (a)(i)	Lending Club	3/23/2022	8,102	8,204	8,201
187453785, 25.49%, 03/21/2027 (a)(i)	Lending Club	3/23/2022	20,229	20,489	20,473
187454106, 22.74%, 03/21/2025 (a)(i)	Lending Club	3/23/2022	4,706	4,765	4,761
187454945, 22.99%, 03/21/2025 (a)(i)	Lending Club	3/23/2022	7,353	7,446	7,439
187455901, 22.74%, 03/21/2025 (a)(i)	Lending Club	3/23/2022	1,961	1,986	1,984
187456488, 30.99%, 03/21/2027 (a)(i)	Lending Club	3/23/2022	9,929	10,056	10,072
187456902, 21.49%, 03/28/2025 (a)(i)	Lending Club	3/30/2022	10,192	10,321	10,340
187457770, 22.99%, 03/21/2025 (a)(i)	Lending Club	3/23/2022	3,137	3,177	3,174
187457805, 30.99%, 03/21/2027 (a)(i)	Lending Club	3/23/2022	5,957	6,034	6,043
187460656, 22.49%, 03/21/2025 (a)(i)	Lending Club	3/23/2022	9,803	9,927	9,918
187461821, 22.99%, 03/21/2025 (a)(i)(j)	Lending Club	3/23/2022	5,000	5,063	5,066
187462931, 30.99%, 03/21/2027 (a)(i)	Lending Club	3/23/2022	14,893	15,084	15,107
187464426, 25.99%, 03/21/2027 (a)(i)	Lending Club	3/23/2022	5,395	5,464	5,486
187465329, 16.99%, 03/21/2027 (a)(i)	Lending Club	3/23/2022	14,840	15,030	15,055
187465365, 17.99%, 03/21/2025 (a)(i)	Lending Club	3/23/2022	9,788	9,912	9,908
187467222, 20.49%, 03/23/2025 (a)(i)	Lending Club	3/25/2022	7,543	7,639	7,643
187467259, 17.99%, 03/21/2025 (a)(i)	Lending Club	3/23/2022	6,460	6,542	6,539
187469218, 25.49%, 03/21/2027 (a)(i)	Lending Club	3/23/2022	14,853	15,043	15,108
187470501, 25.49%, 03/21/2027 (a)(i)	Lending Club	3/23/2022	9,916	10,043	10,086
187470658, 29.74%, 03/21/2025 (a)(i)	Lending Club	3/23/2022	2,456	2,487	2,481
187473488, 24.99%, 03/21/2025 (a)(i)	Lending Club	3/23/2022	4,905	4,967	4,955
187473519, 24.99%, 03/21/2025 (a)(i)	Lending Club	3/23/2022	4,120	4,173	4,162
187474710, 24.49%, 03/21/2024 (a)(i)	Lending Club	3/23/2022	11,981	12,129	12,087
187474925, 30.99%, 03/21/2027 (a)(i)	Lending Club	3/23/2022	11,763	11,913	11,918
187475141, 23.49%, 03/21/2025 (a)(i)	Lending Club	3/23/2022	3,922	3,972	3,968
187475589, 24.99%, 03/21/2027 (a)(i)	Lending Club	3/23/2022	9,498	9,620	9,662
187479960, 30.99%, 03/21/2025 (a)(i)	Lending Club	3/23/2022	9,837	9,962	10,043
187480312, 25.99%, 03/24/2027 (a)(i)	Lending Club	3/28/2022	5,911	5,987	6,019
187480766, 30.99%, 03/21/2027 (a)(i)	Lending Club	3/23/2022	9,946	10,074	10,216
187480898, 30.49%, 03/21/2026 (a)(i)	Lending Club	3/23/2022	19,782	20,036	20,036
187481809, 23.49%, 03/21/2025 (a)(i)	Lending Club	3/23/2022	4,903	4,965	4,960
187481988, 22.99%, 03/21/2025 (a)(i)	Lending Club	3/23/2022	6,356	6,437	6,429
187483864, 22.99%, 03/21/2024 (a)(i)	Lending Club	3/23/2022	5,801	5,873	5,862
187484926, 19.99%, 03/22/2024 (a)(i)	Lending Club	3/24/2022	7,726	7,822	7,812
187485299, 30.99%, 03/22/2027 (a)(i)	Lending Club	3/24/2022	14,893	15,084	15,115
187485758, 30.49%, 03/23/2027 (a)(i)	Lending Club	3/25/2022	11,913	12,066	12,099

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2022

Consolidated Schedule of Investments	as of April 30, 2022 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 6.3% (continued)
187486081, 30.99%, 04/04/2025 (a)(i)	Lending Club	4/6/2022	10,000	10,128	9,963
187486551, 28.49%, 03/21/2025 (a)(i)	Lending Club	3/23/2022	2,946	2,984	2,979
187487027, 21.99%, 03/21/2025 (a)(i)	Lending Club	3/23/2022	11,762	11,911	11,900
187488781, 22.49%, 03/21/2025 (a)(i)	Lending Club	3/23/2022	4,705	4,765	4,760
187488800, 22.99%, 03/21/2027 (a)(i)	Lending Club	3/23/2022	6,441	6,524	6,554
187489002, 17.49%, 03/21/2025 (a)(i)	Lending Club	3/23/2022	4,404	4,460	4,458
187489246, 24.49%, 03/21/2027 (a)(i)	Lending Club	3/23/2022	6,673	6,759	6,789
187492842, 15.54%, 03/21/2027 (a)(i)	Lending Club	3/23/2022	5,933	6,009	6,021
187493017, 30.99%, 03/22/2027 (a)(i)	Lending Club	3/24/2022	9,929	10,056	10,077
187493386, 5.99%, 04/04/2025 (a)(i)	Lending Club	4/6/2022	25,000	25,000	24,962
187493907, 24.99%, 03/21/2025 (a)(i)	Lending Club	3/23/2022	2,929	2,966	2,958
187493953, 24.99%, 03/21/2025 (a)(i)	Lending Club	3/23/2022	2,698	2,732	2,725
187495095, 18.99%, 03/21/2025 (a)(i)	Lending Club	3/23/2022	5,483	5,553	5,550
187495162, 21.99%, 03/21/2026 (a)(i)	Lending Club	3/23/2022	2,960	2,998	3,005
187495905, 30.99%, 03/28/2027 (a)(i)	Lending Club	3/30/2022	14,893	15,083	15,164
187496148, 20.49%, 03/21/2025 (a)(i)	Lending Club	3/23/2022	1,616	1,637	1,637
187499615, 17.49%, 03/21/2025 (a)(i)	Lending Club	3/23/2022	7,829	7,928	7,925
187504263, 18.99%, 04/04/2027 (a)(i)	Lending Club	4/6/2022	7,200	7,293	7,242
187507264, 19.99%, 03/21/2025 (a)(i)	Lending Club	3/23/2022	4,917	4,981	5,001
187507529, 19.99%, 03/30/2025 (a)(i)(j)	Lending Club	4/1/2022	3,300	3,342	3,311
187509207, 30.49%, 03/21/2025 (a)(i)	Lending Club	3/23/2022	7,862	7,961	7,941
187510418, 30.99%, 03/28/2027 (a)(i)	Lending Club	3/30/2022	14,893	15,083	15,164
187511213, 26.49%, 03/24/2025 (a)(i)	Lending Club	3/28/2022	6,380	6,461	6,450
187512182, 25.49%, 03/22/2027 (a)(i)	Lending Club	3/24/2022	9,519	9,642	9,687
187512697, 22.99%, 03/22/2025 (a)(i)	Lending Club	3/24/2022	4,902	4,964	4,961
187514131, 30.99%, 03/30/2027 (a)(i)(j)	Lending Club	4/1/2022	20,000	20,256	19,888
187515864, 13.99%, 03/22/2025 (a)(i)	Lending Club	3/24/2022	7,331	7,424	7,425
187515959, 22.99%, 03/22/2025 (a)(i)	Lending Club	3/24/2022	1,961	1,986	1,984
187515980, 24.99%, 03/24/2027 (a)(i)	Lending Club	3/28/2022	9,915	10,042	10,098
187516507, 6.99%, 04/06/2025 (a)(i)	Lending Club	4/8/2022	22,000	22,000	21,967
187518035, 20.49%, 03/22/2025 (a)(i)	Lending Club	3/24/2022	7,837	7,936	7,939
187518043, 29.74%, 03/22/2025 (a)(i)	Lending Club	3/24/2022	4,716	4,776	4,767
187518225, 20.49%, 03/23/2027 (a)(i)	Lending Club	3/25/2022	5,942	6,018	6,030
187518815, 27.99%, 03/22/2025 (a)(i)	Lending Club	3/24/2022	3,437	3,480	3,477
187518895, 22.49%, 03/23/2027 (a)(i)	Lending Club	3/25/2022	8,323	8,430	8,476
187519245, 30.49%, 03/23/2027 (a)(i)	Lending Club	3/25/2022	11,913	12,066	12,099
187520954, 22.49%, 03/22/2027 (a)(i)	Lending Club	3/24/2022	9,908	10,036	10,087
187522807, 15.74%, 03/23/2025 (a)(i)	Lending Club	3/25/2022	8,803	8,914	8,916
187523529, 30.49%, 04/05/2027 (a)(i)	Lending Club	4/7/2022	11,000	11,143	10,973
187524265, 24.99%, 03/22/2027 (a)(i)	Lending Club	3/24/2022	5,949	6,025	6,054
187526342, 19.49%, 04/05/2025 (a)(i)	Lending Club	4/7/2022	7,200	7,292	7,234
187526379, 5.99%, 04/11/2025 (a)(i)	Lending Club	4/13/2022	40,000	40,000	39,952
187528155, 23.99%, 04/27/2025 (a)(i)	Lending Club	4/29/2022	11,200	11,200	11,200
187529725, 28.99%, 03/22/2025 (a)(i)	Lending Club	3/24/2022	19,500	19,747	19,724
187530390, 28.99%, 03/22/2025 (a)(i)	Lending Club	3/24/2022	2,947	2,984	2,981
187531536, 25.99%, 03/22/2025 (a)(i)	Lending Club	3/24/2022	17,746	17,970	17,859
187531570, 25.49%, 03/22/2025 (a)(i)	Lending Club	3/24/2022	7,654	7,751	7,733
187532223, 22.49%, 03/22/2027 (a)(i)	Lending Club	3/24/2022	6,936	7,025	7,061
187534180, 5.59%, 04/12/2025 (a)(i)	Lending Club	4/14/2022	24,000	24,000	23,973
187535359, 30.99%, 03/23/2025 (a)(i)	Lending Club	3/25/2022	4,914	4,977	4,969
187536934, 30.49%, 03/23/2027 (a)(i)	Lending Club	3/25/2022	7,148	7,240	7,259
187540531, 22.99%, 03/22/2025 (a)(i)	Lending Club	3/24/2022	9,805	9,929	9,922
187542274, 30.49%, 03/22/2027 (a)(i)	Lending Club	3/24/2022	8,339	8,446	8,465
187542436, 30.49%, 03/24/2027 (a)(i)	Lending Club	3/28/2022	9,928	10,055	10,088
187543108, 23.99%, 03/23/2027 (a)(i)	Lending Club	3/25/2022	14,868	15,059	15,138
187543709, 17.99%, 03/22/2025 (a)(i)	Lending Club	3/24/2022	19,577	19,824	19,819
187545735, 30.99%, 03/23/2027 (a)(i)	Lending Club	3/25/2022	11,914	12,068	12,099

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2022

Consolidated Schedule of Investments	as of April 30, 2022 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 6.3% (continued)
187547112, 23.49%, 03/23/2027 (a)(i)	Lending Club	3/25/2022	4,827	4,886	4,909
187547337, 19.49%, 03/30/2025 (a)(i)(j)	Lending Club	4/1/2022	5,000	5,063	5,017
187547351, 27.99%, 03/23/2025 (a)(i)	Lending Club	3/25/2022	4,910	4,972	4,970
187547558, 30.99%, 03/25/2027 (a)(i)	Lending Club	3/29/2022	4,964	5,028	5,047
187547562, 30.99%, 03/24/2025 (a)(i)	Lending Club	3/28/2022	7,863	7,963	7,954
187547644, 27.79%, 04/07/2025 (a)(i)	Lending Club	4/11/2022	25,000	25,000	24,774
187547926, 19.49%, 03/25/2025 (a)(i)	Lending Club	3/29/2022	4,897	4,959	4,965
187548413, 30.99%, 03/28/2027 (a)(i)	Lending Club	3/30/2022	9,606	9,729	9,781
187548600, 30.49%, 03/24/2027 (a)(i)	Lending Club	3/28/2022	5,460	5,530	5,548
187548602, 22.49%, 03/28/2027 (a)(i)	Lending Club	3/30/2022	9,908	10,035	10,110
187548640, 19.49%, 03/24/2027 (a)(i)	Lending Club	3/28/2022	8,808	8,921	8,942
187548817, 19.99%, 03/25/2025 (a)(i)	Lending Club	3/29/2022	2,449	2,480	2,483
187551152, 30.99%, 03/22/2027 (a)(i)	Lending Club	3/24/2022	6,950	7,039	7,054
187552176, 28.49%, 03/24/2027 (a)(i)(j)	Lending Club	3/28/2022	8,500	8,609	8,619
187552397, 24.99%, 03/23/2025 (a)(i)	Lending Club	3/25/2022	7,358	7,451	7,438
187552655, 15.99%, 03/30/2025 (a)(i)(j)	Lending Club	4/1/2022	25,000	25,317	25,147
187552772, 22.74%, 03/24/2025 (a)(i)(j)	Lending Club	3/28/2022	6,000	6,076	6,061
187554738, 28.49%, 03/28/2027 (a)(i)(j)	Lending Club	3/30/2022	20,000	20,256	20,321
187559830, 23.99%, 03/23/2025 (a)(i)	Lending Club	3/25/2022	9,808	9,932	9,927
187560748, 21.99%, 03/23/2025 (a)(i)	Lending Club	3/25/2022	5,881	5,955	5,954
187561457, 30.99%, 03/23/2025 (a)(i)	Lending Club	3/25/2022	1,179	1,194	1,192
187562351, 25.99%, 03/23/2025 (a)(i)(j)	Lending Club	3/25/2022	15,000	15,190	15,130
187562521, 30.99%, 03/28/2025 (a)(i)	Lending Club	3/30/2022	14,742	14,929	14,947
187563557, 17.99%, 03/25/2025 (a)(i)(j)	Lending Club	3/29/2022	4,501	4,558	4,557
187564444, 27.49%, 03/23/2027 (a)(i)	Lending Club	3/25/2022	4,960	5,024	5,061
187566077, 29.49%, 04/06/2026 (a)(i)	Lending Club	4/8/2022	10,000	10,128	9,977
187566191, 30.99%, 04/06/2027 (a)(i)	Lending Club	4/8/2022	5,000	5,065	4,988
187568029, 30.99%, 03/23/2027 (a)(i)	Lending Club	3/25/2022	14,893	15,084	15,123
187569851, 23.49%, 03/30/2027 (a)(i)(j)	Lending Club	4/1/2022	14,573	14,760	14,564
187571871, 7.49%, 04/18/2027 (a)(i)	Lending Club	4/20/2022	2,300	2,300	2,298
187572979, 18.24%, 03/28/2025 (a)(i)	Lending Club	3/30/2022	4,844	4,905	4,910
187573397, 30.49%, 03/23/2025 (a)(i)	Lending Club	3/25/2022	4,913	4,976	4,968
187573654, 9.59%, 04/12/2025 (a)(i)	Lending Club	4/14/2022	25,000	25,000	24,947
187575336, 23.49%, 03/23/2027 (a)(i)(j)	Lending Club	3/25/2022	8,500	8,609	8,667
187576025, 30.99%, 03/30/2027 (a)(i)(j)	Lending Club	4/1/2022	12,000	12,153	11,933
187580546, 28.99%, 03/24/2025 (a)(i)	Lending Club	3/28/2022	4,875	4,937	4,935
187581030, 30.99%, 03/23/2027 (a)(i)	Lending Club	3/25/2022	9,929	10,056	10,082
187581437, 30.99%, 03/23/2026 (a)(i)	Lending Club	3/25/2022	4,968	5,032	5,095
187583183, 30.99%, 03/30/2025 (a)(i)(j)	Lending Club	4/1/2022	4,200	4,253	4,175
187583199, 30.49%, 03/29/2027 (a)(i)	Lending Club	3/31/2022	9,928	10,047	9,897
187583216, 25.99%, 04/12/2027 (a)(i)	Lending Club	4/14/2022	14,400	14,400	14,293
187585796, 28.99%, 03/23/2024 (a)(i)	Lending Club	3/25/2022	2,325	2,354	2,350
187587017, 26.49%, 03/29/2025 (a)(i)	Lending Club	3/31/2022	11,778	11,919	11,810
187587643, 27.99%, 03/23/2025 (a)(i)	Lending Club	3/25/2022	11,784	11,933	11,927
187588124, 30.99%, 03/23/2027 (a)(i)	Lending Club	3/25/2022	4,990	5,055	5,075
187588292, 24.49%, 03/29/2027 (a)(i)	Lending Club	3/31/2022	9,914	10,034	9,946
187588355, 30.99%, 03/23/2027 (a)(i)	Lending Club	3/25/2022	10,921	11,062	11,091
187592785, 30.99%, 03/24/2027 (a)(i)	Lending Club	3/28/2022	9,929	10,056	10,088
187593124, 17.99%, 03/23/2025 (a)(i)	Lending Club	3/25/2022	4,405	4,461	4,460
187593444, 23.99%, 04/13/2027 (a)(i)	Lending Club	4/15/2022	20,000	20,000	19,861
187593526, 18.99%, 04/12/2027 (a)(i)	Lending Club	4/14/2022	1,500	1,500	1,492
187593665, 21.49%, 03/24/2026 (a)(i)	Lending Club	3/28/2022	6,907	6,995	7,006
187593758, 15.99%, 03/23/2025 (a)(i)	Lending Club	3/25/2022	3,913	3,962	3,963
187594268, 22.49%, 03/23/2025 (a)(i)	Lending Club	3/25/2022	1,054	1,067	1,067
187594403, 25.49%, 03/23/2025 (a)(i)	Lending Club	3/25/2022	1,374	1,391	1,389
187595243, 23.49%, 03/23/2025 (a)(i)	Lending Club	3/25/2022	7,355	7,448	7,445
187595700, 21.49%, 03/23/2025 (a)(i)	Lending Club	3/25/2022	4,900	4,962	4,964

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2022

Consolidated Schedule of Investments	as of April 30, 2022 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 6.3% (continued)
187596231, 24.99%, 03/28/2025 (a)(i)	Lending Club	3/30/2022	9,811	9,935	9,937
187597607, 30.99%, 03/31/2027 (a)(i)(j)	Lending Club	4/4/2022	25,000	25,319	24,881
187601450, 27.99%, 04/05/2025 (a)(i)	Lending Club	4/7/2022	12,000	12,154	11,993
187606448, 30.99%, 03/24/2027 (a)(i)	Lending Club	3/28/2022	14,622	14,810	14,839
187608167, 27.99%, 03/24/2025 (a)(i)	Lending Club	3/28/2022	3,928	3,978	3,978
187609056, 30.99%, 03/24/2027 (a)(i)	Lending Club	3/28/2022	9,929	10,056	10,088
187609294, 16.49%, 03/24/2025 (a)(i)	Lending Club	3/28/2022	2,935	2,972	2,973
187611557, 26.99%, 03/24/2025 (a)(i)	Lending Club	3/28/2022	2,945	2,982	2,983
187611788, 24.99%, 03/24/2025 (a)(i)	Lending Club	3/28/2022	981	994	992
187612717, 20.49%, 03/24/2025 (a)(i)	Lending Club	3/28/2022	2,946	2,983	2,998
187616322, 9.99%, 04/04/2027 (a)(i)	Lending Club	4/6/2022	16,000	16,000	15,955
187618422, 30.99%, 04/04/2027 (a)(i)	Lending Club	4/6/2022	5,000	5,065	4,983
187620736, 30.99%, 03/24/2027 (a)(i)	Lending Club	3/28/2022	9,929	10,056	10,088
187621853, 30.99%, 03/24/2025 (a)(i)	Lending Club	3/28/2022	9,828	9,953	9,943
187621898, 23.99%, 04/13/2027 (a)(i)	Lending Club	4/15/2022	25,750	25,750	25,571
187622881, 30.99%, 03/24/2027 (a)(i)	Lending Club	3/28/2022	9,531	9,654	9,684
187623348, 30.99%, 04/05/2027 (a)(i)	Lending Club	4/7/2022	6,000	6,077	5,983
187623477, 30.49%, 03/24/2025 (a)(i)	Lending Club	3/28/2022	2,653	2,687	2,684
187624729, 30.99%, 03/24/2025 (a)(i)	Lending Club	3/28/2022	4,128	4,180	4,176
187625169, 30.99%, 03/24/2025 (a)(i)	Lending Club	3/28/2022	2,948	2,986	2,983
187625273, 27.49%, 03/24/2027 (a)(i)	Lending Club	3/28/2022	5,952	6,029	6,076
187626309, 17.99%, 03/25/2025 (a)(i)	Lending Club	3/29/2022	4,111	4,163	4,165
187626903, 23.99%, 03/25/2027 (a)(i)	Lending Club	3/29/2022	16,800	17,017	17,044
187628074, 11.99%, 03/24/2024 (a)(i)	Lending Club	3/28/2022	9,629	9,749	9,745
187628308, 30.99%, 03/24/2027 (a)(i)	Lending Club	3/28/2022	9,929	10,056	10,088
187629164, 30.49%, 03/25/2027 (a)(i)	Lending Club	3/29/2022	9,928	10,055	10,093
187629864, 30.99%, 03/25/2027 (a)(i)	Lending Club	3/29/2022	7,943	8,045	8,074
187629900, 27.99%, 03/24/2025 (a)(i)	Lending Club	3/28/2022	9,820	9,944	9,944
187632083, 17.49%, 03/24/2025 (a)(i)	Lending Club	3/28/2022	5,872	5,947	5,948
187632542, 23.74%, 03/25/2025 (a)(i)	Lending Club	3/29/2022	981	993	993
187636106, 30.99%, 03/29/2026 (a)(i)	Lending Club	3/31/2022	7,866	7,960	7,843
187637005, 16.99%, 03/28/2025 (a)(i)	Lending Club	3/30/2022	5,871	5,945	5,952
187638238, 30.99%, 03/25/2025 (a)(i)	Lending Club	3/29/2022	4,850	4,911	4,906
187641240, 26.24%, 03/24/2025 (a)(i)	Lending Club	3/28/2022	2,944	2,982	2,977
187641863, 25.49%, 03/29/2025 (a)(i)	Lending Club	3/31/2022	8,242	8,341	8,265
187642052, 30.99%, 03/28/2027 (a)(i)	Lending Club	3/30/2022	4,964	5,028	5,055
187643474, 21.99%, 03/24/2027 (a)(i)	Lending Club	3/28/2022	6,935	7,024	7,066
187643783, 15.19%, 04/15/2025 (a)(i)	Lending Club	4/19/2022	10,000	10,000	9,962
187646172, 28.49%, 03/28/2025 (a)(i)	Lending Club	3/30/2022	4,911	4,973	4,981
187646351, 30.99%, 03/29/2026 (a)(i)	Lending Club	3/31/2022	1,187	1,201	1,185
187646651, 28.49%, 03/25/2025 (a)(i)	Lending Club	3/29/2022	1,964	1,989	1,990
187648874, 30.99%, 03/25/2027 (a)(i)	Lending Club	3/29/2022	4,964	5,028	5,047
187649484, 23.99%, 03/28/2025 (a)(i)	Lending Club	3/30/2022	2,354	2,384	2,387
187650206, 15.99%, 03/25/2025 (a)(i)	Lending Club	3/29/2022	14,673	14,859	14,867
187653936, 30.99%, 04/05/2025 (a)(i)	Lending Club	4/7/2022	6,000	6,077	5,981
187655412, 30.99%, 04/04/2027 (a)(i)	Lending Club	4/6/2022	20,000	20,258	19,932
187656424, 30.99%, 03/28/2027 (a)(i)	Lending Club	3/30/2022	9,531	9,653	9,705
187657079, 30.49%, 03/28/2027 (a)(i)	Lending Club	3/30/2022	4,964	5,027	5,055
187660527, 30.99%, 04/04/2027 (a)(i)	Lending Club	4/6/2022	10,000	10,129	9,966
187664282, 17.99%, 03/28/2025 (a)(i)	Lending Club	3/30/2022	3,524	3,568	3,572
187665599, 30.99%, 03/25/2027 (a)(i)	Lending Club	3/29/2022	6,454	6,537	6,560
187666286, 7.49%, 04/12/2025 (a)(i)	Lending Club	4/14/2022	6,000	6,000	5,993
187666337, 30.99%, 03/25/2025 (a)(i)	Lending Club	3/29/2022	983	995	995
187670344, 30.99%, 03/25/2025 (a)(i)(j)	Lending Club	3/29/2022	2,500	2,532	2,536
187671142, 20.99%, 04/04/2027 (a)(i)	Lending Club	4/6/2022	10,000	10,129	10,046
187672826, 30.99%, 03/30/2027 (a)(i)(j)	Lending Club	4/1/2022	14,400	14,584	14,320
187675115, 30.99%, 03/28/2027 (a)(i)(j)	Lending Club	3/30/2022	5,200	5,267	5,286

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2022

Consolidated Schedule of Investments	as of April 30, 2022 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 6.3% (continued)
187677488, 28.99%, 03/25/2025 (a)(i)	Lending Club	3/29/2022	7,662	7,759	7,761
187678597, 28.49%, 03/30/2025 (a)(i)(j)	Lending Club	4/1/2022	5,000	5,063	4,985
187680243, 19.49%, 03/25/2025 (a)(i)	Lending Club	3/29/2022	14,690	14,877	14,895
187680335, 30.99%, 03/28/2027 (a)(i)	Lending Club	3/30/2022	14,854	15,045	15,124
187681770, 22.99%, 03/28/2025 (a)(i)	Lending Club	3/30/2022	1,471	1,489	1,491
187682075, 17.49%, 04/04/2025 (a)(i)	Lending Club	4/6/2022	7,200	7,292	7,248
187682628, 20.49%, 04/06/2025 (a)(i)	Lending Club	4/8/2022	4,500	4,558	4,522
187683385, 19.49%, 03/28/2027 (a)(i)	Lending Club	3/30/2022	11,880	12,032	12,076
187683440, 30.49%, 03/30/2027 (a)(i)(j)	Lending Club	4/1/2022	10,000	10,128	9,945
187683447, 20.99%, 03/30/2025 (a)(i)(j)	Lending Club	4/1/2022	5,000	5,063	5,016
187683918, 23.49%, 04/04/2027 (a)(i)	Lending Club	4/6/2022	10,000	10,129	10,018
187683952, 30.49%, 04/04/2025 (a)(i)	Lending Club	4/6/2022	5,000	5,064	4,982
187684046, 25.99%, 04/04/2027 (a)(i)	Lending Club	4/6/2022	5,000	5,064	5,002
187684901, 17.49%, 04/04/2025 (a)(i)	Lending Club	4/6/2022	8,450	8,558	8,508
187687190, 30.99%, 03/28/2025 (a)(i)(j)	Lending Club	3/30/2022	12,000	12,152	12,124
187688454, 13.99%, 03/28/2025 (a)(i)	Lending Club	3/30/2022	4,887	4,949	4,956
187689067, 10.89%, 04/05/2025 (a)(i)	Lending Club	4/7/2022	11,925	11,925	11,891
187689256, 23.49%, 03/28/2027 (a)(i)	Lending Club	3/30/2022	4,956	5,019	5,055
187691527, 16.99%, 03/28/2027 (a)(i)	Lending Club	3/30/2022	7,914	8,016	8,043
187692276, 30.99%, 03/28/2027 (a)(i)	Lending Club	3/30/2022	11,914	12,067	12,131
187693942, 16.49%, 03/28/2025 (a)(i)	Lending Club	3/30/2022	3,424	3,468	3,471
187694094, 28.49%, 03/28/2025 (a)(i)(j)	Lending Club	3/30/2022	10,000	10,127	10,101
187695089, 30.99%, 03/30/2026 (a)(i)(j)	Lending Club	4/1/2022	3,000	3,038	2,983
187697798, 21.49%, 03/28/2027 (a)(i)	Lending Club	3/30/2022	18,821	19,062	19,124
187698352, 28.99%, 03/29/2025 (a)(i)	Lending Club	3/31/2022	1,768	1,789	1,773
187698457, 28.99%, 04/04/2025 (a)(i)	Lending Club	4/6/2022	5,000	5,064	4,995
187698781, 15.49%, 03/28/2025 (a)(i)	Lending Club	3/30/2022	9,780	9,904	9,916
187699788, 23.99%, 03/28/2027 (a)(i)	Lending Club	3/30/2022	24,781	25,098	25,276
187700256, 20.49%, 04/04/2025 (a)(i)	Lending Club	4/6/2022	4,800	4,861	4,821
187701077, 22.99%, 03/28/2025 (a)(i)	Lending Club	3/30/2022	5,183	5,249	5,256
187701388, 28.49%, 03/28/2027 (a)(i)	Lending Club	3/30/2022	7,938	8,040	8,116
187701762, 30.99%, 03/28/2027 (a)(i)	Lending Club	3/30/2022	14,893	15,083	15,164
187702574, 24.99%, 03/28/2025 (a)(i)(j)	Lending Club	3/30/2022	6,000	6,076	6,066
187705680, 28.99%, 03/28/2025 (a)(i)	Lending Club	3/30/2022	4,420	4,476	4,484
187708100, 30.99%, 03/29/2027 (a)(i)(j)	Lending Club	3/31/2022	10,000	10,120	9,933
187708178, 30.49%, 03/28/2025 (a)(i)	Lending Club	3/30/2022	3,600	3,646	3,635
187708340, 30.99%, 04/11/2027 (a)(i)	Lending Club	4/13/2022	10,000	10,130	10,005
187708352, 30.99%, 03/30/2027 (a)(i)(j)	Lending Club	4/1/2022	10,000	10,128	9,937
187708889, 20.49%, 04/04/2027 (a)(i)	Lending Club	4/6/2022	25,000	25,322	25,115
187708953, 21.49%, 04/04/2024 (a)(i)	Lending Club	4/6/2022	5,000	5,063	5,020
187709072, 30.99%, 04/04/2027 (a)(i)	Lending Club	4/6/2022	10,000	10,129	9,966
187711247, 28.99%, 03/28/2025 (a)(i)	Lending Club	3/30/2022	1,965	1,989	1,993
187711920, 28.99%, 03/28/2025 (a)(i)	Lending Club	3/30/2022	2,947	2,984	2,989
187711960, 21.49%, 03/28/2027 (a)(i)	Lending Club	3/30/2022	7,925	8,026	8,052
187712696, 28.99%, 03/28/2025 (a)(i)	Lending Club	3/30/2022	4,715	4,775	4,783
187715822, 30.99%, 03/28/2027 (a)(i)	Lending Club	3/30/2022	14,893	15,083	15,164
187716768, 28.49%, 03/29/2025 (a)(i)	Lending Club	3/31/2022	1,277	1,292	1,280
187717300, 30.99%, 03/28/2025 (a)(i)	Lending Club	3/30/2022	2,948	2,986	2,989
187717342, 15.99%, 03/28/2025 (a)(i)	Lending Club	3/30/2022	4,891	4,953	4,959
187719585, 28.99%, 04/04/2025 (a)(i)	Lending Club	4/6/2022	12,000	12,153	11,987
187720227, 30.99%, 03/28/2026 (a)(i)	Lending Club	3/30/2022	2,374	2,404	2,413
187720584, 19.99%, 03/28/2025 (a)(i)(j)	Lending Club	3/30/2022	5,000	5,063	5,082
187721287, 14.04%, 03/28/2026 (a)(i)	Lending Club	3/30/2022	3,181	3,222	3,231
187721323, 21.74%, 03/28/2027 (a)(i)	Lending Club	3/30/2022	4,953	5,017	5,054
187722814, 14.99%, 03/28/2024 (a)(i)	Lending Club	3/30/2022	4,820	4,880	4,881
187724339, 30.99%, 04/04/2025 (a)(i)	Lending Club	4/6/2022	4,500	4,558	4,483
187725925, 25.24%, 03/28/2026 (a)(i)	Lending Club	3/30/2022	6,000	6,077	6,080

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2022

Consolidated Schedule of Investments	as of April 30, 2022 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 6.3% (continued)
187726419, 30.49%, 03/28/2027 (a)(i)	Lending Club	3/30/2022	7,148	7,239	7,279
187726884, 23.49%, 03/28/2027 (a)(i)	Lending Club	3/30/2022	5,947	6,023	6,066
187726957, 20.49%, 03/28/2027 (a)(i)	Lending Club	3/30/2022	7,922	8,024	8,052
187727353, 30.99%, 03/28/2027 (a)(i)	Lending Club	3/30/2022	4,964	5,028	5,055
187727701, 28.99%, 03/28/2025 (a)(i)	Lending Club	3/30/2022	2,947	2,984	2,989
187727906, 29.74%, 03/28/2025 (a)(i)	Lending Club	3/30/2022	4,912	4,975	4,982
187728129, 30.99%, 03/28/2027 (a)(i)	Lending Club	3/30/2022	9,929	10,056	10,109
187728775, 20.99%, 03/28/2025 (a)(i)	Lending Club	3/30/2022	2,939	2,977	2,982
187729933, 30.99%, 04/04/2027 (a)(i)	Lending Club	4/6/2022	5,000	5,065	4,983
187730016, 26.49%, 03/28/2025 (a)(i)	Lending Club	3/30/2022	1,767	1,789	1,789
187730103, 30.99%, 03/28/2025 (a)(i)	Lending Club	3/30/2022	6,880	6,967	6,975
187731187, 30.99%, 04/04/2027 (a)(i)	Lending Club	4/6/2022	14,712	14,901	14,693
187732651, 17.99%, 03/28/2025 (a)(i)	Lending Club	3/30/2022	11,746	11,895	11,906
187733555, 30.99%, 03/29/2027 (a)(i)	Lending Club	3/31/2022	14,893	15,071	14,846
187734013, 24.99%, 03/28/2025 (a)(i)	Lending Club	3/30/2022	1,166	1,181	1,181
187734606, 30.99%, 03/28/2027 (a)(i)	Lending Club	3/30/2022	4,964	5,028	5,055
187734741, 22.99%, 03/28/2025 (a)(i)	Lending Club	3/30/2022	4,902	4,964	4,971
187735938, 30.99%, 03/28/2026 (a)(i)	Lending Club	3/30/2022	14,839	15,028	15,084
187737195, 28.99%, 03/28/2025 (a)(i)	Lending Club	3/30/2022	1,942	1,967	1,970
187737593, 28.99%, 03/28/2025 (a)(i)	Lending Club	3/30/2022	4,911	4,973	4,982
187737762, 30.99%, 04/04/2026 (a)(i)	Lending Club	4/6/2022	2,600	2,633	2,591
187737991, 25.49%, 03/28/2025 (a)(i)	Lending Club	3/30/2022	9,812	9,936	9,938
187738310, 30.99%, 03/29/2027 (a)(i)	Lending Club	3/31/2022	7,943	8,038	7,918
187738763, 15.99%, 03/28/2025 (a)(i)	Lending Club	3/30/2022	8,804	8,915	8,926
187738813, 18.99%, 03/28/2027 (a)(i)	Lending Club	3/30/2022	15,838	16,041	16,091
187739186, 28.99%, 03/28/2027 (a)(i)	Lending Club	3/30/2022	11,909	12,061	12,175
187740004, 17.99%, 03/28/2025 (a)(i)	Lending Club	3/30/2022	6,806	6,893	6,899
187740151, 22.74%, 03/28/2025 (a)(i)	Lending Club	3/30/2022	3,137	3,177	3,181
187740418, 18.49%, 03/28/2025 (a)(i)	Lending Club	3/30/2022	19,580	19,828	19,846
187740881, 22.49%, 03/28/2025 (a)(i)	Lending Club	3/30/2022	5,882	5,956	5,965
187741210, 30.99%, 03/28/2025 (a)(i)	Lending Club	3/30/2022	14,742	14,929	14,947
187741519, 30.99%, 03/28/2025 (a)(i)	Lending Club	3/30/2022	3,504	3,548	3,552
187742712, 30.99%, 04/04/2027 (a)(i)	Lending Club	4/6/2022	7,450	7,546	7,425
187743339, 14.49%, 03/28/2025 (a)(i)	Lending Club	3/30/2022	5,866	5,940	5,948
187744064, 18.99%, 03/28/2025 (a)(i)	Lending Club	3/30/2022	15,667	15,865	15,879
187744146, 22.99%, 03/28/2025 (a)(i)	Lending Club	3/30/2022	7,059	7,149	7,158
187744547, 28.49%, 03/28/2025 (a)(i)	Lending Club	3/30/2022	1,473	1,492	1,494
187744622, 20.49%, 03/28/2025 (a)(i)	Lending Club	3/30/2022	11,181	11,323	11,343
187745440, 28.99%, 03/28/2025 (a)(i)	Lending Club	3/30/2022	4,911	4,973	4,982
187746188, 19.49%, 03/29/2025 (a)(i)	Lending Club	3/31/2022	8,400	8,502	8,422
187746700, 30.99%, 03/28/2027 (a)(i)	Lending Club	3/30/2022	8,439	8,547	8,593
187746746, 28.49%, 03/28/2025 (a)(i)	Lending Club	3/30/2022	4,911	4,973	4,981
187746983, 23.99%, 03/28/2025 (a)(i)	Lending Club	3/30/2022	3,923	3,973	3,978
187747845, 17.49%, 03/28/2025 (a)(i)	Lending Club	3/30/2022	12,647	12,807	12,819
187749050, 30.99%, 03/28/2027 (a)(i)	Lending Club	3/30/2022	5,957	6,033	6,066
187749843, 25.99%, 03/28/2025 (a)(i)(j)	Lending Club	3/30/2022	12,000	12,152	12,131
187751211, 30.99%, 03/28/2027 (a)(i)	Lending Club	3/30/2022	6,727	6,813	6,849
187751530, 18.49%, 04/04/2027 (a)(i)	Lending Club	4/6/2022	5,000	5,064	5,028
187752612, 28.99%, 03/28/2025 (a)(i)(j)	Lending Club	3/30/2022	5,000	5,063	5,053
187752645, 26.99%, 03/28/2024 (a)(i)	Lending Club	3/30/2022	4,841	4,901	4,904
187753460, 30.99%, 03/28/2027 (a)(i)	Lending Club	3/30/2022	4,964	5,028	5,055
187754067, 17.49%, 03/28/2026 (a)(i)	Lending Club	3/30/2022	4,927	4,990	5,001
187754377, 28.49%, 03/28/2025 (a)(i)	Lending Club	3/30/2022	9,813	9,938	9,955
187755696, 30.99%, 03/30/2025 (a)(i)(j)	Lending Club	4/1/2022	15,000	15,190	14,910
187755875, 17.49%, 03/28/2025 (a)(i)	Lending Club	3/30/2022	2,447	2,478	2,480
187756826, 17.99%, 03/28/2025 (a)(i)	Lending Club	3/30/2022	6,050	6,127	6,119
187758138, 22.49%, 03/28/2025 (a)(i)	Lending Club	3/30/2022	4,901	4,964	4,971

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2022

Consolidated Schedule of Investments	as of April 30, 2022 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 6.3% (continued)
187758892, 20.49%, 03/29/2025 (a)(i)	Lending Club	3/31/2022	9,797	9,915	9,870
187759243, 28.99%, 03/28/2025 (a)(i)	Lending Club	3/30/2022	2,654	2,688	2,700
187760320, 27.49%, 03/28/2027 (a)(i)	Lending Club	3/30/2022	11,905	12,057	12,175
187762428, 30.49%, 04/05/2027 (a)(i)	Lending Club	4/7/2022	7,200	7,293	7,184
187762661, 24.99%, 04/04/2025 (a)(i)	Lending Club	4/6/2022	5,600	5,672	5,605
187762709, 17.99%, 04/05/2025 (a)(i)	Lending Club	4/7/2022	3,899	3,949	3,925
187763202, 22.99%, 03/28/2025 (a)(i)	Lending Club	3/30/2022	6,863	6,950	6,960
187763926, 24.99%, 03/30/2025 (a)(i)(j)	Lending Club	4/1/2022	6,500	6,582	6,496
187764063, 30.99%, 04/04/2025 (a)(i)	Lending Club	4/6/2022	20,000	20,256	19,925
187764071, 19.49%, 03/30/2025 (a)(i)(j)	Lending Club	4/1/2022	4,800	4,861	4,816
187764292, 30.99%, 03/28/2025 (a)(i)	Lending Club	3/30/2022	2,948	2,986	2,989
187764329, 30.99%, 03/28/2027 (a)(i)(j)	Lending Club	3/30/2022	15,000	15,192	15,242
187764407, 19.49%, 03/28/2027 (a)(i)	Lending Club	3/30/2022	9,009	9,125	9,158
187764471, 22.49%, 04/12/2025 (a)(i)	Lending Club	4/14/2022	25,000	25,321	25,133
187764798, 22.99%, 03/29/2025 (a)(i)	Lending Club	3/31/2022	7,844	7,938	7,886
187765017, 22.99%, 03/30/2025 (a)(i)(j)	Lending Club	4/1/2022	3,000	3,038	3,003
187765049, 27.99%, 03/30/2025 (a)(i)(j)	Lending Club	4/1/2022	15,600	15,797	15,555
187765326, 30.99%, 03/28/2027 (a)(i)	Lending Club	3/30/2022	5,957	6,033	6,066
187765977, 19.49%, 03/30/2027 (a)(i)(j)	Lending Club	4/1/2022	10,000	10,128	10,033
187766134, 24.99%, 03/28/2027 (a)(i)(j)	Lending Club	3/30/2022	13,000	13,166	13,281
187767443, 30.99%, 03/29/2027 (a)(i)	Lending Club	3/31/2022	7,943	8,038	7,918
187768851, 22.99%, 03/30/2025 (a)(i)(j)	Lending Club	4/1/2022	10,000	10,127	10,011
187768946, 12.54%, 04/04/2025 (a)(i)	Lending Club	4/6/2022	11,000	11,140	11,078
187770730, 19.99%, 03/30/2025 (a)(i)(j)	Lending Club	4/1/2022	4,500	4,557	4,515
187770978, 30.49%, 03/30/2025 (a)(i)	Lending Club	4/1/2022	6,000	6,076	5,964
187771530, 15.99%, 04/06/2025 (a)(i)	Lending Club	4/8/2022	20,000	20,256	20,143
187771765, 30.99%, 03/30/2025 (a)(i)	Lending Club	4/1/2022	1,461	1,480	1,458
187772030, 30.49%, 03/30/2027 (a)(i)(j)	Lending Club	4/1/2022	10,000	10,128	9,938
187772301, 30.99%, 03/30/2027 (a)(i)	Lending Club	4/1/2022	9,465	9,587	9,394
187773011, 13.19%, 04/04/2027 (a)(i)	Lending Club	4/6/2022	25,000	25,000	24,888
187773304, 30.99%, 04/04/2025 (a)(i)	Lending Club	4/6/2022	5,000	5,064	4,981
187773425, 30.99%, 03/30/2025 (a)(i)(j)	Lending Club	4/1/2022	6,000	6,076	5,964
187773626, 14.24%, 03/30/2025 (a)(i)	Lending Club	4/1/2022	2,930	2,967	2,947
187774067, 30.99%, 04/05/2025 (a)(i)	Lending Club	4/7/2022	7,000	7,090	6,980
187775635, 22.49%, 03/30/2027 (a)(i)(j)	Lending Club	4/1/2022	5,000	5,064	5,002
187776367, 22.74%, 03/30/2025 (a)(i)(j)	Lending Club	4/1/2022	5,000	5,063	5,006
187777756, 30.99%, 03/30/2027 (a)(i)(j)	Lending Club	4/1/2022	6,000	6,077	5,967
187778504, 30.49%, 03/30/2027 (a)(i)(j)	Lending Club	4/1/2022	5,000	5,064	4,972
187778653, 30.99%, 03/30/2025 (a)(i)	Lending Club	4/1/2022	6,807	6,893	6,750
187779942, 30.99%, 03/30/2025 (a)(i)(j)	Lending Club	4/1/2022	3,500	3,544	3,479
187780414, 18.99%, 03/30/2025 (a)(i)(j)	Lending Club	4/1/2022	6,000	6,076	6,034
187780746, 21.49%, 03/30/2027 (a)(i)(j)	Lending Club	4/1/2022	7,800	7,900	7,827
187780777, 30.99%, 03/30/2027 (a)(i)	Lending Club	4/1/2022	9,799	9,925	9,756
187780836, 30.99%, 04/04/2025 (a)(i)	Lending Club	4/6/2022	2,200	2,228	2,192
187781026, 17.99%, 03/30/2025 (a)(i)(j)	Lending Club	4/1/2022	5,000	5,063	5,029
187781426, 20.49%, 03/30/2025 (a)(i)(j)	Lending Club	4/1/2022	13,000	13,165	13,043
187781840, 30.99%, 03/30/2025 (a)(i)(j)	Lending Club	4/1/2022	3,500	3,544	3,479
187781877, 15.99%, 04/05/2025 (a)(i)	Lending Club	4/7/2022	2,000	2,026	2,014
187782545, 16.99%, 03/30/2027 (a)(i)(j)	Lending Club	4/1/2022	15,000	15,192	15,070
187783446, 18.49%, 03/30/2025 (a)(i)(j)	Lending Club	4/1/2022	6,000	6,076	6,034
187784224, 22.99%, 03/30/2025 (a)(i)(j)	Lending Club	4/1/2022	4,000	4,051	4,005
187784638, 22.99%, 03/30/2025 (a)(i)(j)	Lending Club	4/1/2022	4,200	4,253	4,205
187784777, 28.49%, 03/30/2025 (a)(i)(j)	Lending Club	4/1/2022	6,000	6,076	5,979
187786026, 30.99%, 03/30/2027 (a)(i)(j)	Lending Club	4/1/2022	6,000	6,077	5,967
187789570, 22.49%, 03/30/2025 (a)(i)(j)	Lending Club	4/1/2022	3,000	3,038	3,003
187789803, 30.24%, 03/30/2027 (a)(i)(j)	Lending Club	4/1/2022	11,900	12,053	11,816
187790097, 24.99%, 03/30/2025 (a)(i)(j)	Lending Club	4/1/2022	2,000	2,025	1,999

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2022

Consolidated Schedule of Investments	as of April 30, 2022 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 6.3% (continued)
187790872, 30.99%, 03/30/2027 (a)(i)(j)	Lending Club	4/1/2022	6,000	6,077	5,967
187791035, 26.24%, 03/30/2025 (a)(i)(j)	Lending Club	4/1/2022	18,000	18,228	17,987
187791123, 30.99%, 03/30/2027 (a)(i)(j)	Lending Club	4/1/2022	9,100	9,216	9,049
187792825, 19.99%, 03/30/2025 (a)(i)(j)	Lending Club	4/1/2022	6,000	6,076	6,020
187793076, 28.99%, 03/30/2025 (a)(i)(j)	Lending Club	4/1/2022	3,600	3,646	3,589
187793104, 28.99%, 03/30/2025 (a)(i)(j)	Lending Club	4/1/2022	10,000	10,127	9,970
187794659, 15.99%, 04/04/2025 (a)(i)	Lending Club	4/6/2022	3,500	3,545	3,524
187795400, 30.99%, 03/30/2027 (a)(i)(j)	Lending Club	4/1/2022	5,000	5,064	4,972
187795721, 7.49%, 04/13/2025 (a)(i)	Lending Club	4/15/2022	11,000	11,000	10,987
187796391, 27.99%, 03/30/2025 (a)(i)(j)	Lending Club	4/1/2022	1,000	1,013	997
187797389, 30.99%, 03/30/2026 (a)(i)	Lending Club	4/1/2022	1,570	1,590	1,558
187799353, 17.99%, 03/30/2025 (a)(i)(j)	Lending Club	4/1/2022	6,300	6,380	6,336
187799361, 16.99%, 03/30/2027 (a)(i)(j)	Lending Club	4/1/2022	13,000	13,166	13,061
187800170, 30.99%, 03/30/2025 (a)(i)(j)	Lending Club	4/1/2022	2,800	2,835	2,783
187801163, 21.99%, 04/04/2025 (a)(i)	Lending Club	4/6/2022	10,000	10,128	10,026
187802573, 30.99%, 04/04/2025 (a)(i)	Lending Club	4/6/2022	6,000	6,077	5,978
187803166, 19.49%, 03/30/2025 (a)(i)	Lending Club	4/1/2022	2,427	2,457	2,433
187804133, 17.24%, 03/30/2025 (a)(i)	Lending Club	4/1/2022	3,473	3,517	3,492
187804147, 22.99%, 03/30/2025 (a)(i)(j)	Lending Club	4/1/2022	3,000	3,038	3,003
187804192, 6.99%, 04/06/2025 (a)(i)	Lending Club	4/8/2022	8,500	8,500	8,487
187809503, 27.99%, 04/06/2025 (a)(i)	Lending Club	4/8/2022	6,000	6,000	5,943
187810172, 30.99%, 04/04/2027 (a)(i)	Lending Club	4/6/2022	15,000	15,194	14,949
187812001, 30.49%, 04/04/2027 (a)(i)	Lending Club	4/6/2022	5,000	5,065	4,983
187812184, 28.99%, 04/06/2025 (a)(i)	Lending Club	4/8/2022	2,000	2,026	2,000
187813470, 30.99%, 04/04/2025 (a)(i)	Lending Club	4/6/2022	3,200	3,241	3,188
187814662, 30.99%, 04/05/2027 (a)(i)	Lending Club	4/7/2022	5,000	5,065	4,986
187814754, 30.99%, 04/05/2027 (a)(i)	Lending Club	4/7/2022	15,000	15,195	14,964
187815910, 26.99%, 04/04/2025 (a)(i)	Lending Club	4/6/2022	15,000	15,193	14,993
187816052, 28.49%, 04/04/2025 (a)(i)	Lending Club	4/6/2022	6,000	6,077	5,994
187817752, 22.99%, 04/04/2025 (a)(i)	Lending Club	4/6/2022	4,000	4,051	4,010
187818458, 19.49%, 04/04/2025 (a)(i)	Lending Club	4/6/2022	2,000	2,026	2,009
187818533, 28.99%, 04/04/2025 (a)(i)	Lending Club	4/6/2022	6,000	6,077	5,993
187820470, 20.99%, 04/04/2025 (a)(i)	Lending Club	4/6/2022	2,000	2,026	2,009
187821270, 30.49%, 04/04/2025 (a)(i)	Lending Club	4/6/2022	4,000	4,051	3,985
187821300, 30.49%, 04/04/2025 (a)(i)	Lending Club	4/6/2022	3,000	3,038	2,989
187821800, 22.99%, 04/04/2027 (a)(i)	Lending Club	4/6/2022	12,000	12,155	12,022
187822317, 30.99%, 04/04/2027 (a)(i)	Lending Club	4/6/2022	6,000	6,077	5,980
187822913, 15.99%, 04/04/2024 (a)(i)	Lending Club	4/6/2022	1,500	1,519	1,509
187823371, 30.99%, 04/04/2027 (a)(i)	Lending Club	4/6/2022	15,000	15,194	14,954
187823915, 19.99%, 04/04/2025 (a)(i)	Lending Club	4/6/2022	5,000	5,064	5,022
187824476, 21.99%, 04/04/2025 (a)(i)	Lending Club	4/6/2022	13,000	13,166	13,034
187824940, 17.99%, 04/04/2025 (a)(i)	Lending Club	4/6/2022	4,000	4,051	4,026
187825124, 30.99%, 04/04/2027 (a)(i)	Lending Club	4/6/2022	12,000	12,155	11,959
187830629, 30.99%, 04/04/2025 (a)(i)	Lending Club	4/6/2022	6,600	6,683	6,579
187830962, 12.54%, 04/04/2025 (a)(i)	Lending Club	4/6/2022	7,000	7,089	7,048
187832105, 30.99%, 04/04/2027 (a)(i)	Lending Club	4/6/2022	14,815	15,005	14,799
187832338, 22.99%, 04/04/2025 (a)(i)	Lending Club	4/6/2022	15,000	15,192	15,038
187833165, 30.99%, 04/04/2027 (a)(i)	Lending Club	4/6/2022	6,000	6,078	5,982
187835742, 15.49%, 04/04/2025 (a)(i)	Lending Club	4/6/2022	10,000	10,128	10,068
187836068, 30.99%, 04/04/2027 (a)(i)	Lending Club	4/6/2022	8,400	8,508	8,371
187838477, 30.99%, 04/04/2025 (a)(i)	Lending Club	4/6/2022	13,000	13,166	12,952
187839088, 30.99%, 04/04/2027 (a)(i)	Lending Club	4/6/2022	15,000	15,194	14,949
187839187, 20.99%, 04/19/2027 (a)(i)	Lending Club	4/21/2022	18,000	18,000	17,932
187840012, 19.49%, 04/04/2025 (a)(i)	Lending Club	4/6/2022	3,600	3,646	3,616
187842093, 22.49%, 04/04/2027 (a)(i)	Lending Club	4/6/2022	10,000	10,129	10,018
187843197, 11.99%, 04/04/2027 (a)(i)	Lending Club	4/6/2022	18,000	18,000	17,947
187843892, 24.99%, 04/04/2025 (a)(i)	Lending Club	4/6/2022	4,000	4,051	4,004

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2022

Consolidated Schedule of Investments	as of April 30, 2022 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 6.3% (continued)
187844022, 30.99%, 04/04/2027 (a)(i)	Lending Club	4/6/2022	15,000	15,194	14,949
187844450, 30.99%, 04/04/2025 (a)(i)	Lending Club	4/6/2022	2,075	2,102	2,067
187844865, 20.49%, 04/04/2025 (a)(i)	Lending Club	4/6/2022	3,000	3,038	3,013
187845510, 19.49%, 04/04/2025 (a)(i)	Lending Club	4/6/2022	5,000	5,064	5,023
187845740, 30.99%, 04/04/2025 (a)(i)	Lending Club	4/6/2022	8,000	8,103	7,975
187846033, 17.99%, 04/04/2025 (a)(i)	Lending Club	4/6/2022	6,500	6,583	6,543
187847354, 25.99%, 04/04/2027 (a)(i)	Lending Club	4/6/2022	25,000	25,322	25,012
187847388, 13.99%, 04/04/2025 (a)(i)	Lending Club	4/6/2022	4,500	4,557	4,531
187847747, 19.49%, 04/04/2025 (a)(i)	Lending Club	4/6/2022	5,000	5,064	5,022
187848474, 30.99%, 04/05/2025 (a)(i)	Lending Club	4/7/2022	1,800	1,823	1,794
187848759, 30.99%, 04/04/2027 (a)(i)	Lending Club	4/6/2022	11,863	12,014	11,873
187849251, 30.99%, 04/04/2025 (a)(i)	Lending Club	4/6/2022	4,000	4,051	3,985
187849309, 28.99%, 04/04/2025 (a)(i)	Lending Club	4/6/2022	12,000	12,153	11,987
187850054, 17.49%, 04/04/2025 (a)(i)	Lending Club	4/6/2022	6,000	6,077	6,040
187850176, 28.49%, 04/04/2025 (a)(i)	Lending Club	4/6/2022	3,150	3,190	3,147
187850551, 30.49%, 04/04/2025 (a)(i)	Lending Club	4/6/2022	5,000	5,064	4,982
187851090, 23.49%, 04/04/2025 (a)(i)	Lending Club	4/6/2022	3,000	3,038	3,007
187851585, 19.49%, 04/04/2027 (a)(i)	Lending Club	4/6/2022	19,000	19,245	19,089
187852320, 26.49%, 04/04/2027 (a)(i)	Lending Club	4/6/2022	12,000	12,155	12,005
187853356, 30.99%, 04/04/2025 (a)(i)	Lending Club	4/6/2022	8,000	8,102	7,970
187853969, 29.99%, 04/04/2027 (a)(i)	Lending Club	4/6/2022	9,000	9,116	8,970
187853993, 15.49%, 04/04/2024 (a)(i)	Lending Club	4/6/2022	1,500	1,519	1,509
187854084, 30.99%, 04/04/2025 (a)(i)	Lending Club	4/6/2022	2,000	2,026	1,993
187854140, 20.49%, 04/04/2027 (a)(i)	Lending Club	4/6/2022	14,500	14,687	14,567
187854293, 16.99%, 04/04/2025 (a)(i)	Lending Club	4/6/2022	5,000	5,064	5,033
187854397, 30.99%, 04/04/2025 (a)(i)	Lending Club	4/6/2022	3,000	3,038	2,989
187854697, 22.99%, 04/04/2027 (a)(i)	Lending Club	4/6/2022	5,000	5,064	5,009
187855534, 30.99%, 04/04/2027 (a)(i)	Lending Club	4/6/2022	20,000	20,258	19,932
187855775, 26.99%, 04/04/2025 (a)(i)	Lending Club	4/6/2022	2,050	2,076	2,048
187856387, 22.99%, 04/04/2025 (a)(i)	Lending Club	4/6/2022	3,500	3,545	3,509
187857140, 30.99%, 04/04/2027 (a)(i)	Lending Club	4/6/2022	5,000	5,065	4,986
187857239, 30.99%, 04/04/2025 (a)(i)	Lending Club	4/6/2022	2,600	2,633	2,590
187857517, 17.99%, 04/04/2025 (a)(i)	Lending Club	4/6/2022	3,000	3,038	3,020
187857930, 30.99%, 04/04/2025 (a)(i)	Lending Club	4/6/2022	10,000	10,128	9,963
187858022, 17.74%, 04/04/2025 (a)(i)	Lending Club	4/6/2022	5,000	5,064	5,034
187858630, 30.99%, 04/04/2027 (a)(i)	Lending Club	4/6/2022	5,600	5,672	5,581
187858670, 28.99%, 04/04/2025 (a)(i)	Lending Club	4/6/2022	8,800	8,913	8,794
187859053, 17.99%, 04/04/2025 (a)(i)	Lending Club	4/6/2022	3,000	3,038	3,020
187859227, 20.49%, 04/04/2025 (a)(i)	Lending Club	4/6/2022	6,500	6,583	6,529
187859323, 30.99%, 04/04/2027 (a)(i)	Lending Club	4/6/2022	14,777	14,967	14,759
187859532, 20.99%, 04/04/2025 (a)(i)	Lending Club	4/6/2022	5,000	5,064	5,022
187859602, 30.99%, 04/04/2025 (a)(i)	Lending Club	4/6/2022	1,000	1,013	996
187860616, 22.49%, 04/04/2025 (a)(i)	Lending Club	4/6/2022	7,000	7,090	7,020
187861515, 30.99%, 04/04/2027 (a)(i)	Lending Club	4/6/2022	7,000	7,090	6,976
187862773, 28.49%, 04/04/2025 (a)(i)	Lending Club	4/6/2022	7,200	7,292	7,192
187862799, 30.99%, 04/04/2027 (a)(i)(j)	Lending Club	4/6/2022	4,000	4,051	3,958
187863084, 30.99%, 04/04/2025 (a)(i)	Lending Club	4/6/2022	1,000	1,013	996
187864208, 18.99%, 04/04/2024 (a)(i)	Lending Club	4/6/2022	5,525	5,595	5,559
187864635, 24.99%, 04/05/2025 (a)(i)	Lending Club	4/7/2022	6,600	6,685	6,612
187864708, 27.99%, 04/04/2027 (a)(i)	Lending Club	4/6/2022	18,000	18,232	17,979
187865104, 23.49%, 04/04/2027 (a)(i)	Lending Club	4/6/2022	8,000	8,103	8,014
187865546, 19.99%, 04/04/2025 (a)(i)(j)	Lending Club	4/6/2022	6,677	6,762	6,696
187865693, 15.74%, 04/04/2025 (a)(i)	Lending Club	4/6/2022	18,000	18,230	18,121
187865748, 16.99%, 04/04/2025 (a)(i)	Lending Club	4/6/2022	6,000	6,077	6,040
187865773, 17.99%, 04/04/2025 (a)(i)	Lending Club	4/6/2022	7,200	7,292	7,248
187865865, 30.99%, 04/04/2025 (a)(i)	Lending Club	4/6/2022	2,000	2,026	1,993
187866166, 30.99%, 04/04/2027 (a)(i)	Lending Club	4/6/2022	15,000	15,194	14,949

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2022

Consolidated Schedule of Investments	as of April 30, 2022 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 6.3% (continued)
187866389, 30.99%, 04/04/2027 (a)(i)	Lending Club	4/6/2022	5,000	5,065	4,983
187869709, 28.99%, 04/04/2027 (a)(i)	Lending Club	4/6/2022	18,000	18,234	17,984
187871047, 30.99%, 04/04/2025 (a)(i)	Lending Club	4/6/2022	6,000	6,077	5,978
187871605, 30.99%, 04/04/2027 (a)(i)	Lending Club	4/6/2022	25,000	25,323	24,915
187872123, 30.99%, 04/06/2027 (a)(i)	Lending Club	4/8/2022	12,000	12,155	11,972
187872175, 30.99%, 04/06/2025 (a)(i)	Lending Club	4/8/2022	4,825	4,887	4,812
187872374, 24.99%, 04/04/2025 (a)(i)	Lending Club	4/6/2022	3,905	3,955	3,902
187872386, 22.99%, 04/04/2025 (a)(i)	Lending Club	4/6/2022	2,500	2,532	2,506
187872532, 26.49%, 04/04/2027 (a)(i)	Lending Club	4/6/2022	15,000	15,193	15,006
187872598, 30.99%, 04/04/2025 (a)(i)	Lending Club	4/6/2022	1,500	1,519	1,494
187873132, 17.99%, 04/04/2025 (a)(i)	Lending Club	4/6/2022	5,000	5,064	5,033
187873200, 17.99%, 04/04/2025 (a)(i)	Lending Club	4/6/2022	4,000	4,051	4,026
187873238, 25.99%, 04/04/2025 (a)(i)	Lending Club	4/6/2022	8,000	8,102	8,007
187873507, 28.74%, 04/04/2026 (a)(i)	Lending Club	4/6/2022	10,000	10,129	9,990
187874950, 30.99%, 04/04/2025 (a)(i)	Lending Club	4/6/2022	3,600	3,646	3,587
187875092, 30.99%, 04/04/2027 (a)(i)	Lending Club	4/6/2022	5,000	5,065	4,983
187875474, 14.09%, 04/04/2027 (a)(i)	Lending Club	4/6/2022	40,000	40,000	39,819
187875633, 18.99%, 04/06/2027 (a)(i)	Lending Club	4/8/2022	30,000	30,000	29,789
187875778, 6.79%, 04/15/2025 (a)(i)	Lending Club	4/19/2022	17,000	17,000	16,982
187876452, 12.99%, 04/11/2025 (a)(i)	Lending Club	4/13/2022	32,000	32,000	31,889
187876494, 28.49%, 04/04/2024 (a)(i)	Lending Club	4/6/2022	7,616	7,712	7,586
187876607, 15.99%, 04/04/2025 (a)(i)	Lending Club	4/6/2022	3,000	3,038	3,020
187876882, 20.49%, 04/04/2027 (a)(i)	Lending Club	4/6/2022	10,000	10,129	10,046
187876893, 18.49%, 04/04/2027 (a)(i)	Lending Club	4/6/2022	5,000	5,065	5,029
187877543, 26.49%, 04/04/2027 (a)(i)	Lending Club	4/6/2022	12,000	12,155	12,005
187877609, 21.49%, 04/04/2027 (a)(i)	Lending Club	4/6/2022	5,000	5,064	5,023
187877651, 21.99%, 04/04/2027 (a)(i)	Lending Club	4/6/2022	19,643	19,896	19,780
187878586, 6.49%, 04/04/2025 (a)(i)	Lending Club	4/6/2022	5,500	5,500	5,491
187881830, 30.99%, 04/04/2027 (a)(i)	Lending Club	4/6/2022	20,000	20,258	19,932
187882608, 22.49%, 04/05/2025 (a)(i)	Lending Club	4/7/2022	5,000	5,064	5,014
187883261, 16.99%, 04/04/2025 (a)(i)	Lending Club	4/6/2022	5,000	5,064	5,033
187884247, 30.99%, 04/04/2027 (a)(i)	Lending Club	4/6/2022	10,000	10,129	9,967
187884491, 30.99%, 04/04/2025 (a)(i)	Lending Club	4/6/2022	15,000	15,192	14,944
187885149, 30.99%, 04/04/2025 (a)(i)	Lending Club	4/6/2022	6,500	6,583	6,476
187885477, 27.99%, 04/06/2025 (a)(i)	Lending Club	4/8/2022	4,820	4,882	4,810
187887142, 24.49%, 04/04/2027 (a)(i)	Lending Club	4/6/2022	8,000	8,103	8,005
187887270, 25.49%, 04/05/2025 (a)(i)	Lending Club	4/7/2022	10,000	10,128	10,013
187887355, 30.49%, 04/05/2027 (a)(i)	Lending Club	4/7/2022	15,000	15,194	14,958
187887520, 26.99%, 04/04/2027 (a)(i)	Lending Club	4/6/2022	15,000	15,000	14,846
187887568, 16.99%, 04/06/2025 (a)(i)	Lending Club	4/8/2022	4,000	4,051	4,028
187887641, 20.49%, 04/06/2027 (a)(i)	Lending Club	4/8/2022	9,600	9,724	9,650
187890698, 17.99%, 04/05/2025 (a)(i)	Lending Club	4/7/2022	5,500	5,570	5,538
187891190, 24.99%, 04/06/2027 (a)(i)	Lending Club	4/8/2022	5,000	5,065	5,007
187894188, 22.49%, 04/04/2027 (a)(i)	Lending Club	4/6/2022	25,000	25,322	25,046
187895127, 27.99%, 04/04/2025 (a)(i)	Lending Club	4/6/2022	4,200	4,254	4,197
187899203, 24.99%, 04/05/2025 (a)(i)	Lending Club	4/7/2022	21,800	22,079	21,830
187899456, 30.99%, 04/06/2027 (a)(i)	Lending Club	4/8/2022	24,000	24,310	23,944
187899525, 24.99%, 04/07/2025 (a)(i)	Lending Club	4/11/2022	5,000	5,064	5,011
187899555, 19.99%, 04/06/2025 (a)(i)	Lending Club	4/8/2022	6,625	6,710	6,658
187902334, 30.99%, 04/05/2025 (a)(i)	Lending Club	4/7/2022	9,000	9,115	8,972
187902906, 24.99%, 04/05/2025 (a)(i)	Lending Club	4/7/2022	3,000	3,038	3,004
187903235, 30.99%, 04/04/2027 (a)(i)	Lending Club	4/6/2022	5,000	5,065	4,983
187903875, 17.99%, 04/05/2025 (a)(i)	Lending Club	4/7/2022	3,500	3,545	3,524
187903936, 29.99%, 04/06/2025 (a)(i)	Lending Club	4/8/2022	6,000	6,077	5,985
187904384, 30.99%, 04/05/2027 (a)(i)	Lending Club	4/7/2022	6,000	6,077	5,983
187904399, 17.99%, 04/05/2025 (a)(i)	Lending Club	4/7/2022	5,200	5,266	5,235
187904515, 30.99%, 04/05/2025 (a)(i)	Lending Club	4/7/2022	2,000	2,026	1,994

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2022

Consolidated Schedule of Investments	as of April 30, 2022 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 6.3% (continued)
187904645, 23.99%, 04/04/2025 (a)(i)	Lending Club	4/6/2022	10,000	10,000	9,901
187904786, 30.99%, 04/05/2025 (a)(i)	Lending Club	4/7/2022	3,000	3,038	2,991
187904904, 30.99%, 04/05/2025 (a)(i)	Lending Club	4/7/2022	6,000	6,077	5,981
187905066, 24.99%, 04/05/2025 (a)(i)	Lending Club	4/7/2022	7,200	7,292	7,210
187905484, 26.74%, 04/06/2027 (a)(i)	Lending Club	4/8/2022	15,000	15,194	15,001
187906366, 30.99%, 04/05/2025 (a)(i)	Lending Club	4/7/2022	15,000	15,192	14,953
187907513, 28.49%, 04/05/2027 (a)(i)	Lending Club	4/7/2022	11,000	11,142	10,992
187907723, 23.99%, 04/04/2025 (a)(i)	Lending Club	4/6/2022	6,000	6,000	5,940
187909316, 30.99%, 04/05/2027 (a)(i)	Lending Club	4/7/2022	5,000	5,065	4,986
187909377, 13.19%, 04/04/2025 (a)(i)	Lending Club	4/6/2022	6,500	6,500	6,470
187910215, 20.49%, 04/04/2025 (a)(i)	Lending Club	4/6/2022	2,400	2,431	2,411
187910262, 15.99%, 04/04/2025 (a)(i)	Lending Club	4/6/2022	8,000	8,102	8,054
187911176, 30.99%, 04/04/2027 (a)(i)	Lending Club	4/6/2022	9,500	9,623	9,471
187912440, 20.99%, 04/05/2027 (a)(i)	Lending Club	4/7/2022	6,000	6,077	6,029
187914262, 30.99%, 04/05/2027 (a)(i)	Lending Club	4/7/2022	20,000	20,258	19,943
187914526, 13.19%, 04/26/2025 (a)(i)	Lending Club	4/28/2022	8,250	8,250	8,240
187916897, 30.99%, 04/05/2027 (a)(i)	Lending Club	4/7/2022	8,400	8,508	8,376
187917757, 23.49%, 04/06/2025 (a)(i)	Lending Club	4/8/2022	12,000	12,154	12,038
187919994, 26.24%, 04/05/2025 (a)(i)	Lending Club	4/7/2022	5,841	5,915	5,861
187920689, 25.49%, 04/05/2027 (a)(i)	Lending Club	4/7/2022	7,000	7,090	7,006
187921967, 17.49%, 04/05/2025 (a)(i)	Lending Club	4/7/2022	4,400	4,456	4,430
187923397, 30.99%, 04/05/2027 (a)(i)	Lending Club	4/7/2022	15,000	15,194	14,957
187924285, 30.99%, 04/05/2027 (a)(i)	Lending Club	4/7/2022	15,000	15,194	14,957
187925186, 25.99%, 04/05/2027 (a)(i)	Lending Club	4/7/2022	8,000	8,103	8,007
187925702, 23.99%, 04/04/2025 (a)(i)	Lending Club	4/6/2022	4,000	4,000	3,960
187925716, 24.49%, 04/06/2027 (a)(i)	Lending Club	4/8/2022	12,000	12,155	12,017
187926595, 22.99%, 04/06/2025 (a)(i)	Lending Club	4/8/2022	7,000	7,090	7,022
187926631, 26.74%, 04/05/2027 (a)(i)	Lending Club	4/7/2022	15,000	15,194	14,991
187926998, 7.99%, 04/15/2025 (a)(i)	Lending Club	4/19/2022	12,000	12,000	11,987
187927267, 26.49%, 04/05/2027 (a)(i)	Lending Club	4/7/2022	25,000	25,323	25,021
187929544, 30.99%, 04/05/2027 (a)(i)	Lending Club	4/7/2022	15,000	15,195	14,965
187930185, 26.99%, 04/06/2025 (a)(i)	Lending Club	4/8/2022	2,500	2,532	2,500
187930630, 27.99%, 04/05/2025 (a)(i)	Lending Club	4/7/2022	5,000	5,064	4,997
187934515, 30.99%, 04/05/2025 (a)(i)	Lending Club	4/7/2022	15,000	15,192	14,962
187934694, 19.49%, 04/05/2025 (a)(i)	Lending Club	4/7/2022	15,000	15,192	15,074
187935982, 30.99%, 04/06/2027 (a)(i)	Lending Club	4/8/2022	6,000	6,077	5,986
187936291, 16.49%, 04/05/2027 (a)(i)	Lending Club	4/7/2022	5,000	5,064	5,030
187936598, 28.99%, 04/05/2024 (a)(i)	Lending Club	4/7/2022	5,000	5,063	4,998
187939209, 30.99%, 04/06/2025 (a)(i)	Lending Club	4/8/2022	3,300	3,342	3,291
187939726, 19.99%, 04/06/2027 (a)(i)	Lending Club	4/8/2022	10,000	10,129	10,052
187939812, 14.24%, 04/06/2025 (a)(i)	Lending Club	4/8/2022	4,500	4,557	4,533
187940222, 23.49%, 04/06/2025 (a)(i)	Lending Club	4/8/2022	25,000	25,320	25,079
187940357, 30.99%, 04/06/2027 (a)(i)	Lending Club	4/8/2022	15,000	15,194	14,965
187941246, 22.74%, 04/06/2025 (a)(i)	Lending Club	4/8/2022	1,000	1,013	1,003
187941261, 30.99%, 04/06/2027 (a)(i)	Lending Club	4/8/2022	25,000	25,323	24,942
187941743, 30.99%, 04/06/2027 (a)(i)	Lending Club	4/8/2022	6,000	6,077	5,986
187943162, 28.99%, 04/06/2025 (a)(i)	Lending Club	4/8/2022	3,000	3,038	3,000
187943954, 9.99%, 04/04/2027 (a)(i)	Lending Club	4/6/2022	40,000	40,000	39,888
187944203, 30.99%, 04/06/2027 (a)(i)	Lending Club	4/8/2022	12,000	12,155	11,972
187944605, 30.99%, 04/06/2027 (a)(i)	Lending Club	4/8/2022	15,000	15,194	14,965
187945171, 30.99%, 04/06/2027 (a)(i)	Lending Club	4/8/2022	12,583	12,745	12,527
187945878, 15.49%, 04/06/2024 (a)(i)	Lending Club	4/8/2022	3,000	3,038	3,020
187947629, 30.99%, 04/06/2027 (a)(i)	Lending Club	4/8/2022	5,000	5,065	4,988
187948199, 30.99%, 04/06/2027 (a)(i)	Lending Club	4/8/2022	10,000	10,130	9,979
187948779, 30.99%, 04/06/2027 (a)(i)(j)	Lending Club	4/8/2022	11,700	11,849	11,673
187951250, 15.69%, 04/26/2027 (a)(i)	Lending Club	4/28/2022	28,500	28,500	28,458
187953821, 19.99%, 04/06/2025 (a)(i)	Lending Club	4/8/2022	5,000	5,064	5,025

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2022

Consolidated Schedule of Investments	as of April 30, 2022 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 6.3% (continued)
187953962, 11.99%, 04/14/2027 (a)(i)	Lending Club	4/18/2022	3,200	3,200	3,194
187957138, 22.99%, 04/04/2027 (a)(i)	Lending Club	4/6/2022	25,000	25,000	24,749
187958137, 15.99%, 04/06/2025 (a)(i)	Lending Club	4/8/2022	2,500	2,532	2,518
187961050, 11.29%, 04/27/2025 (a)(i)	Lending Club	4/29/2022	12,000	12,000	12,000
187961428, 11.99%, 04/11/2025 (a)(i)	Lending Club	4/13/2022	10,000	10,000	9,977
187961524, 30.99%, 04/06/2026 (a)(i)	Lending Club	4/8/2022	14,000	14,180	13,967
187965733, 30.99%, 04/06/2027 (a)(i)	Lending Club	4/8/2022	10,000	10,129	9,977
187967618, 5.59%, 04/04/2025 (a)(i)	Lending Club	4/6/2022	30,000	30,000	29,956
187967810, 30.99%, 04/06/2027 (a)(i)	Lending Club	4/8/2022	12,000	12,156	11,977
187969294, 25.49%, 04/06/2025 (a)(i)	Lending Club	4/8/2022	3,000	3,038	3,005
187973616, 13.19%, 04/04/2025 (a)(i)	Lending Club	4/6/2022	4,500	4,500	4,479
187973884, 9.69%, 04/27/2027 (a)(i)	Lending Club	4/29/2022	20,000	20,000	20,000
187974382, 24.49%, 04/06/2027 (a)(i)	Lending Club	4/8/2022	7,000	7,090	7,010
187975935, 20.49%, 04/26/2025 (a)(i)	Lending Club	4/28/2022	9,000	9,000	8,982
187977450, 29.99%, 04/06/2025 (a)(i)	Lending Club	4/8/2022	15,600	15,800	15,561
187978396, 30.49%, 04/06/2027 (a)(i)	Lending Club	4/8/2022	5,916	5,991	5,889
187978760, 30.99%, 04/06/2027 (a)(i)	Lending Club	4/8/2022	5,500	5,571	5,487
187978875, 23.49%, 04/07/2025 (a)(i)	Lending Club	4/11/2022	12,400	12,400	12,292
187979553, 30.99%, 04/06/2025 (a)(i)	Lending Club	4/8/2022	1,800	1,823	1,795
187980437, 30.99%, 04/06/2025 (a)(i)(j)	Lending Club	4/8/2022	5,750	5,823	5,726
187981341, 21.49%, 04/06/2027 (a)(i)	Lending Club	4/8/2022	5,000	5,064	5,026
187981645, 30.99%, 04/06/2025 (a)(i)	Lending Club	4/8/2022	8,200	8,306	8,182
187982842, 19.49%, 04/06/2025 (a)(i)	Lending Club	4/8/2022	1,200	1,215	1,206
187982886, 22.49%, 04/04/2027 (a)(i)	Lending Club	4/6/2022	24,000	24,000	23,760
187983448, 28.99%, 04/06/2025 (a)(i)	Lending Club	4/8/2022	5,860	5,934	5,859
187984127, 18.49%, 04/06/2027 (a)(i)	Lending Club	4/8/2022	16,000	16,206	16,098
187984198, 9.69%, 04/04/2027 (a)(i)	Lending Club	4/6/2022	20,000	20,000	19,944
187984558, 17.99%, 04/06/2025 (a)(i)	Lending Club	4/8/2022	1,500	1,519	1,511
187996722, 25.99%, 04/06/2027 (a)(i)(j)	Lending Club	4/8/2022	4,768	4,768	4,723
187999901, 6.59%, 04/04/2025 (a)(i)	Lending Club	4/6/2022	6,500	6,500	6,490
188003565, 13.19%, 04/04/2027 (a)(i)	Lending Club	4/6/2022	21,000	21,000	20,906
188003641, 7.59%, 04/05/2027 (a)(i)	Lending Club	4/7/2022	40,000	40,000	39,933
188004259, 21.79%, 04/04/2025 (a)(i)	Lending Club	4/6/2022	5,000	5,000	4,951
188007878, 22.49%, 04/08/2027 (a)(i)	Lending Club	4/12/2022	10,000	10,000	9,914
188018369, 14.49%, 04/04/2025 (a)(i)	Lending Club	4/6/2022	4,400	4,400	4,380
188028189, 12.19%, 04/12/2025 (a)(i)	Lending Club	4/14/2022	5,000	5,000	4,984
188037002, 7.49%, 04/05/2027 (a)(i)	Lending Club	4/7/2022	9,600	9,600	9,584
188044743, 23.99%, 04/05/2025 (a)(i)	Lending Club	4/7/2022	1,000	1,000	990
188045476, 9.99%, 04/11/2027 (a)(i)	Lending Club	4/13/2022	15,000	15,000	14,967
188047484, 9.69%, 04/05/2025 (a)(i)	Lending Club	4/7/2022	15,000	15,000	14,958
188048867, 11.99%, 04/12/2025 (a)(i)	Lending Club	4/14/2022	20,950	20,950	20,903
188049422, 18.99%, 04/11/2025 (a)(i)	Lending Club	4/13/2022	13,200	13,200	13,120
188062837, 7.59%, 04/05/2025 (a)(i)	Lending Club	4/7/2022	30,000	30,000	29,953
188063554, 14.19%, 04/05/2025 (a)(i)	Lending Club	4/7/2022	3,000	3,000	2,987
188069029, 7.99%, 04/05/2027 (a)(i)(j)	Lending Club	4/7/2022	22,560	22,560	22,529
188071537, 14.99%, 04/07/2027 (a)(i)	Lending Club	4/11/2022	23,250	23,250	23,154
188077112, 7.49%, 04/06/2025 (a)(i)	Lending Club	4/8/2022	40,000	40,000	39,939
188090500, 26.79%, 04/11/2025 (a)(i)	Lending Club	4/13/2022	15,000	15,000	14,885
188093871, 13.19%, 04/06/2027 (a)(i)	Lending Club	4/8/2022	16,000	16,000	15,934
188101498, 23.99%, 04/07/2027 (a)(i)	Lending Club	4/11/2022	25,525	25,525	25,294
188102874, 28.99%, 04/06/2025 (a)(i)	Lending Club	4/8/2022	7,000	7,000	6,933
188110010, 13.19%, 04/07/2027 (a)(i)	Lending Club	4/11/2022	16,500	16,500	16,434
188111080, 22.49%, 04/18/2025 (a)(i)	Lending Club	4/20/2022	13,000	13,000	12,935
188112239, 8.99%, 04/11/2027 (a)(i)	Lending Club	4/13/2022	15,825	15,825	15,802
188115513, 7.49%, 04/07/2025 (a)(i)	Lending Club	4/11/2022	3,000	3,000	2,996
188116171, 10.99%, 04/06/2025 (a)(i)	Lending Club	4/8/2022	9,600	9,600	9,574
188118276, 14.09%, 04/08/2027 (a)(i)	Lending Club	4/12/2022	30,000	30,000	29,882

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2022

Consolidated Schedule of Investments	as of April 30, 2022 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 6.3% (continued)
188125168, 7.99%, 04/07/2025 (a)(i)	Lending Club	4/11/2022	25,000	25,000	24,963
188135932, 25.99%, 04/07/2027 (a)(i)	Lending Club	4/11/2022	8,000	8,000	7,927
188141825, 16.99%, 04/07/2025 (a)(i)	Lending Club	4/11/2022	6,000	6,000	5,967
188144427, 22.49%, 04/26/2027 (a)(i)	Lending Club	4/28/2022	9,500	9,500	9,478
188151431, 6.49%, 04/18/2025 (a)(i)	Lending Club	4/20/2022	9,600	9,600	9,591
188152374, 6.49%, 04/08/2025 (a)(i)	Lending Club	4/12/2022	20,000	20,000	19,973
188154421, 6.59%, 04/07/2027 (a)(i)	Lending Club	4/11/2022	14,500	14,500	14,478
188155614, 12.49%, 04/27/2025 (a)(i)	Lending Club	4/29/2022	5,000	5,000	5,000
188157838, 9.99%, 04/14/2027 (a)(i)	Lending Club	4/18/2022	15,000	15,000	14,971
188173201, 9.99%, 04/08/2025 (a)(i)	Lending Club	4/12/2022	1,000	1,000	997
188176512, 21.49%, 04/15/2027 (a)(i)	Lending Club	4/19/2022	20,000	20,000	19,878
188177085, 7.09%, 04/08/2025 (a)(i)	Lending Club	4/12/2022	11,500	11,500	11,484
188180448, 8.99%, 04/11/2025 (a)(i)	Lending Club	4/13/2022	15,000	15,000	14,980
188180458, 13.19%, 04/08/2027 (a)(i)	Lending Club	4/12/2022	16,000	16,000	15,938
188180817, 9.69%, 04/18/2027 (a)(i)	Lending Club	4/20/2022	20,000	20,000	19,969
188186855, 6.59%, 04/11/2025 (a)(i)	Lending Club	4/13/2022	6,000	6,000	5,993
188187819, 23.99%, 04/08/2027 (a)(i)	Lending Club	4/12/2022	9,000	9,000	8,922
188192898, 23.49%, 04/13/2027 (a)(i)	Lending Club	4/15/2022	20,000	20,000	19,862
188193597, 12.49%, 04/18/2027 (a)(i)	Lending Club	4/20/2022	25,000	25,000	24,941
188196917, 22.49%, 04/11/2027 (a)(i)	Lending Club	4/13/2022	19,000	19,000	18,856
188197766, 8.99%, 04/11/2027 (a)(i)	Lending Club	4/13/2022	3,200	3,200	3,195
188200624, 7.59%, 04/11/2027 (a)(i)	Lending Club	4/13/2022	17,000	17,000	16,977
188202504, 18.19%, 04/11/2027 (a)(i)	Lending Club	4/13/2022	10,000	10,000	9,943
188203484, 12.49%, 04/11/2025 (a)(i)	Lending Club	4/13/2022	8,000	8,000	7,972
188208257, 14.49%, 04/11/2025 (a)(i)	Lending Club	4/13/2022	2,000	2,000	1,993
188209820, 20.99%, 04/20/2027 (a)(i)	Lending Club	4/22/2022	10,000	10,000	9,965
188210936, 9.29%, 04/11/2025 (a)(i)	Lending Club	4/13/2022	15,500	15,500	15,466
188212079, 7.59%, 04/11/2025 (a)(i)	Lending Club	4/13/2022	8,000	8,000	7,990
188214895, 26.79%, 04/12/2025 (a)(i)	Lending Club	4/14/2022	17,000	17,000	16,875
188214926, 16.19%, 04/11/2027 (a)(i)	Lending Club	4/13/2022	5,400	5,400	5,376
188223707, 16.99%, 04/11/2025 (a)(i)	Lending Club	4/13/2022	14,000	14,000	13,934
188232246, 14.19%, 04/14/2025 (a)(i)	Lending Club	4/18/2022	28,000	28,000	27,914
188232511, 4.99%, 04/11/2025 (a)(i)(j)	Lending Club	4/13/2022	12,825	12,825	12,812
188241974, 26.79%, 04/27/2027 (a)(i)	Lending Club	4/29/2022	6,600	6,600	6,600
188243266, 12.99%, 04/11/2027 (a)(i)	Lending Club	4/13/2022	15,000	15,000	14,949
188245083, 18.99%, 04/11/2027 (a)(i)	Lending Club	4/13/2022	32,200	32,200	32,015
188252818, 28.99%, 04/11/2027 (a)(i)	Lending Club	4/13/2022	11,000	11,000	10,912
188253660, 8.99%, 04/11/2027 (a)(i)	Lending Club	4/13/2022	10,000	10,000	9,985
188257765, 13.19%, 04/11/2025 (a)(i)	Lending Club	4/13/2022	3,000	3,000	2,990
188262303, 8.99%, 04/11/2025 (a)(i)	Lending Club	4/13/2022	4,000	4,000	3,995
188267203, 5.99%, 04/11/2025 (a)(i)	Lending Club	4/13/2022	3,000	3,000	2,996
188269841, 14.99%, 04/11/2027 (a)(i)	Lending Club	4/13/2022	25,000	25,000	24,912
188271685, 5.09%, 04/11/2025 (a)(i)	Lending Club	4/13/2022	6,000	6,000	5,993
188272070, 7.59%, 04/12/2025 (a)(i)	Lending Club	4/14/2022	11,500	11,500	11,486
188288146, 19.49%, 04/13/2027 (a)(i)	Lending Club	4/15/2022	7,000	7,000	6,963
188299292, 8.99%, 04/12/2025 (a)(i)	Lending Club	4/14/2022	11,000	11,000	10,986
188303266, 28.99%, 04/14/2027 (a)(i)	Lending Club	4/18/2022	3,600	3,600	3,575
188306165, 14.19%, 04/12/2025 (a)(i)	Lending Club	4/14/2022	7,700	7,700	7,674
188309379, 9.69%, 04/12/2025 (a)(i)	Lending Club	4/14/2022	18,400	18,400	18,361
188317069, 20.99%, 04/19/2027 (a)(i)	Lending Club	4/21/2022	12,000	12,000	11,955
188317779, 6.99%, 04/14/2027 (a)(i)	Lending Club	4/18/2022	10,200	10,200	10,188
188325419, 9.59%, 04/13/2027 (a)(i)	Lending Club	4/15/2022	25,000	25,000	24,951
188334977, 8.99%, 04/13/2025 (a)(i)	Lending Club	4/15/2022	30,000	30,000	29,962
188335663, 16.99%, 04/13/2025 (a)(i)	Lending Club	4/15/2022	8,000	8,000	7,965
188347330, 12.49%, 04/18/2025 (a)(i)	Lending Club	4/20/2022	9,000	9,000	8,979
188348223, 25.99%, 04/13/2027 (a)(i)	Lending Club	4/15/2022	16,000	16,000	15,887
188369317, 10%, 04/22/2027 (a)(i)	Lending Club	4/26/2022	36,000	36,000	35,957

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2022

Consolidated Schedule of Investments	as of April 30, 2022 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 6.3% (continued)
188382495, 10.59%, 04/14/2027 (a)(i)	Lending Club	4/18/2022	25,000	25,000	24,951
188383621, 17.19%, 04/14/2027 (a)(i)	Lending Club	4/18/2022	6,400	6,400	6,375
188394163, 20.49%, 04/14/2025 (a)(i)	Lending Club	4/18/2022	35,000	35,000	34,813
188396800, 10.89%, 04/20/2025 (a)(i)	Lending Club	4/22/2022	31,500	31,500	31,455
188413118, 9.79%, 04/15/2027 (a)(i)	Lending Club	4/19/2022	5,000	5,000	4,991
188414239, 5.99%, 04/15/2025 (a)(i)	Lending Club	4/19/2022	4,500	4,500	4,495
188418241, 11.99%, 04/22/2027 (a)(i)	Lending Club	4/26/2022	18,000	18,000	17,977
188423939, 6.59%, 04/15/2027 (a)(i)	Lending Club	4/19/2022	23,000	23,000	22,975
188429512, 26.79%, 04/14/2025 (a)(i)	Lending Club	4/18/2022	3,000	3,000	2,980
188443111, 9.99%, 04/18/2027 (a)(i)	Lending Club	4/20/2022	13,000	13,000	12,980
188449984, 5.49%, 04/18/2025 (a)(i)	Lending Club	4/20/2022	10,000	10,000	9,992
188453072, 23.99%, 04/19/2027 (a)(i)	Lending Club	4/21/2022	12,000	12,000	11,942
188458413, 16.99%, 04/18/2025 (a)(i)	Lending Club	4/20/2022	5,000	5,000	4,984
188459918, 12.49%, 04/21/2025 (a)(i)	Lending Club	4/25/2022	22,650	22,650	22,607
188461120, 7.59%, 04/19/2027 (a)(i)	Lending Club	4/21/2022	10,000	10,000	9,991
188463802, 15.99%, 04/15/2025 (a)(i)	Lending Club	4/19/2022	10,000	10,000	9,962
188469901, 8.79%, 04/18/2025 (a)(i)	Lending Club	4/20/2022	33,000	33,000	32,967
188470491, 7.09%, 04/25/2027 (a)(i)	Lending Club	4/27/2022	7,500	7,500	7,495
188472377, 20.44%, 04/21/2025 (a)(i)	Lending Club	4/25/2022	36,000	36,000	35,879
188487773, 8.99%, 04/21/2027 (a)(i)	Lending Club	4/25/2022	12,000	12,000	11,989
188494020, 15.19%, 04/18/2027 (a)(i)	Lending Club	4/20/2022	14,000	14,000	13,958
188498586, 16.99%, 04/27/2025 (a)(i)	Lending Club	4/29/2022	25,000	25,000	25,000
188506333, 7.59%, 04/18/2027 (a)(i)	Lending Club	4/20/2022	18,000	18,000	17,982
188508384, 27.79%, 04/18/2025 (a)(i)	Lending Club	4/20/2022	6,000	6,000	5,968
188511308, 9.99%, 04/18/2027 (a)(i)	Lending Club	4/20/2022	34,325	34,325	34,272
188512606, 16.19%, 04/18/2025 (a)(i)	Lending Club	4/20/2022	10,900	10,900	10,865
188512665, 16.19%, 04/18/2025 (a)(i)	Lending Club	4/20/2022	7,000	7,000	6,977
188521296, 30.99%, 04/21/2027 (a)(i)	Lending Club	4/25/2022	25,000	25,000	24,886
188524513, 14.09%, 04/18/2025 (a)(i)	Lending Club	4/20/2022	18,000	18,000	17,956
188524541, 7.59%, 04/21/2027 (a)(i)	Lending Club	4/25/2022	12,000	12,000	11,990
188525090, 7.49%, 04/21/2025 (a)(i)	Lending Club	4/25/2022	2,000	2,000	1,998
188525914, 10.44%, 04/18/2025 (a)(i)	Lending Club	4/20/2022	2,400	2,400	2,396
188528715, 6.59%, 04/18/2025 (a)(i)	Lending Club	4/20/2022	4,500	4,500	4,496
188533982, 14.19%, 04/18/2027 (a)(i)	Lending Club	4/20/2022	12,000	12,000	11,971
188533985, 8.79%, 04/25/2025 (a)(i)	Lending Club	4/27/2022	15,000	15,000	14,990
188536750, 23.99%, 04/18/2027 (a)(i)	Lending Club	4/20/2022	19,000	19,000	18,901
188541448, 30.99%, 04/18/2027 (a)(i)	Lending Club	4/20/2022	15,000	15,000	14,917
188546778, 14.19%, 04/19/2025 (a)(i)	Lending Club	4/21/2022	11,785	11,785	11,761
188550074, 5.99%, 04/18/2025 (a)(i)	Lending Club	4/20/2022	26,000	26,000	25,978
188551734, 6.99%, 04/25/2025 (a)(i)	Lending Club	4/27/2022	12,000	12,000	11,993
188560211, 14.19%, 04/25/2027 (a)(i)	Lending Club	4/27/2022	12,000	12,000	11,983
188560858, 15.19%, 04/25/2027 (a)(i)	Lending Club	4/27/2022	30,000	30,000	29,951
188563688, 5.09%, 04/18/2025 (a)(i)	Lending Club	4/20/2022	5,000	5,000	4,996
188566856, 10.99%, 04/18/2025 (a)(i)	Lending Club	4/20/2022	8,400	8,400	8,386
188574358, 7.99%, 04/20/2025 (a)(i)	Lending Club	4/22/2022	2,400	2,400	2,398
188574943, 28.99%, 04/22/2027 (a)(i)	Lending Club	4/26/2022	12,000	12,000	11,951
188576274, 6.99%, 04/19/2025 (a)(i)	Lending Club	4/21/2022	10,000	10,000	9,991
188588178, 7.49%, 04/19/2025 (a)(i)	Lending Club	4/21/2022	16,000	16,000	15,986
188593549, 27.99%, 04/20/2025 (a)(i)	Lending Club	4/22/2022	24,000	24,000	23,888
188596533, 21.79%, 04/19/2025 (a)(i)	Lending Club	4/21/2022	3,600	3,600	3,583
188597290, 7.49%, 04/19/2027 (a)(i)	Lending Club	4/21/2022	30,000	30,000	29,972
188602043, 23.99%, 04/21/2027 (a)(i)	Lending Club	4/25/2022	19,000	19,000	18,922
188603010, 14.69%, 04/20/2025 (a)(i)	Lending Club	4/22/2022	6,000	6,000	5,987
188610073, 11.99%, 04/20/2025 (a)(i)	Lending Club	4/22/2022	1,500	1,500	1,498
188616867, 27.99%, 04/20/2025 (a)(i)	Lending Club	4/22/2022	2,000	2,000	1,991
188620193, 9.99%, 04/20/2025 (a)(i)	Lending Club	4/22/2022	6,000	6,000	5,992
188623035, 11.99%, 04/20/2025 (a)(i)	Lending Club	4/22/2022	23,300	23,300	23,265

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2022

Consolidated Schedule of Investments	as of April 30, 2022 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 6.3% (continued)
188633812, 14.99%, 04/20/2027 (a)(i)	Lending Club	4/22/2022	12,000	12,000	11,974
188637325, 9.99%, 04/20/2025 (a)(i)	Lending Club	4/22/2022	13,000	13,000	12,982
188639510, 23.99%, 04/21/2027 (a)(i)	Lending Club	4/25/2022	10,000	10,000	9,959
188643355, 11.99%, 04/20/2027 (a)(i)	Lending Club	4/22/2022	16,000	16,000	15,976
188643790, 11.99%, 04/20/2025 (a)(i)	Lending Club	4/22/2022	10,000	10,000	9,985
188651498, 9.99%, 04/21/2027 (a)(i)	Lending Club	4/25/2022	8,000	8,000	7,990
188655269, 9.09%, 04/20/2025 (a)(i)	Lending Club	4/22/2022	10,000	10,000	9,987
188662151, 10.99%, 04/20/2025 (a)(i)	Lending Club	4/22/2022	12,000	12,000	11,983
188663171, 10.89%, 04/21/2025 (a)(i)	Lending Club	4/25/2022	14,000	14,000	13,981
188678408, 7.59%, 04/25/2027 (a)(i)	Lending Club	4/27/2022	19,000	19,000	18,988
188683792, 14.99%, 04/25/2027 (a)(i)	Lending Club	4/27/2022	7,000	7,000	6,990
188683963, 30.99%, 04/27/2027 (a)(i)	Lending Club	4/29/2022	20,000	20,000	20,000
188686129, 9.99%, 04/21/2027 (a)(i)	Lending Club	4/25/2022	14,000	14,000	13,982
188687759, 14.99%, 04/22/2027 (a)(i)	Lending Club	4/26/2022	15,000	15,000	14,972
188691099, 7.59%, 04/26/2027 (a)(i)	Lending Club	4/28/2022	19,000	19,000	18,989
188694863, 9.99%, 04/27/2027 (a)(i)	Lending Club	4/29/2022	34,100	34,100	34,100
188695663, 8.99%, 04/27/2025 (a)(i)	Lending Club	4/29/2022	12,000	12,000	12,000
188701267, 17.44%, 04/21/2027 (a)(i)	Lending Club	4/25/2022	20,000	20,000	19,949
188705387, 6.49%, 04/22/2025 (a)(i)	Lending Club	4/26/2022	5,000	5,000	4,996
188705941, 14.99%, 04/21/2027 (a)(i)	Lending Club	4/25/2022	20,000	20,000	19,959
188715091, 23.99%, 04/22/2027 (a)(i)	Lending Club	4/26/2022	40,000	40,000	39,848
188726937, 16.99%, 04/26/2025 (a)(i)	Lending Club	4/28/2022	5,000	5,000	4,992
188732658, 14.99%, 04/25/2027 (a)(i)	Lending Club	4/27/2022	20,800	20,800	20,770
188734305, 8.49%, 04/27/2025 (a)(i)	Lending Club	4/29/2022	40,000	40,000	40,000
188737087, 13.49%, 04/25/2027 (a)(i)	Lending Club	4/27/2022	40,000	40,000	39,946
188759011, 11.69%, 04/25/2026 (a)(i)	Lending Club	4/27/2022	24,500	24,500	24,475
188761265, 6.59%, 04/25/2025 (a)(i)	Lending Club	4/27/2022	10,000	10,000	9,994
188767705, 30.99%, 04/25/2027 (a)(i)	Lending Club	4/27/2022	18,000	18,000	17,944
188777837, 14.99%, 04/25/2027 (a)(i)	Lending Club	4/27/2022	27,350	27,350	27,311
188779064, 21.49%, 04/27/2025 (a)(i)	Lending Club	4/29/2022	5,000	5,000	5,000
188780842, 8.49%, 04/25/2025 (a)(i)	Lending Club	4/27/2022	20,000	20,000	19,987
188788459, 10.59%, 04/25/2027 (a)(i)	Lending Club	4/27/2022	14,500	14,500	14,486
188790151, 5.49%, 04/25/2025 (a)(i)	Lending Club	4/27/2022	5,000	5,000	4,998
188793044, 8.49%, 04/25/2025 (a)(i)	Lending Club	4/27/2022	10,000	10,000	9,993
188799399, 6.99%, 04/25/2025 (a)(i)	Lending Club	4/27/2022	40,000	40,000	39,977
188800045, 5.59%, 04/26/2027 (a)(i)	Lending Club	4/28/2022	40,000	40,000	39,981
188805410, 6.59%, 04/26/2025 (a)(i)	Lending Club	4/28/2022	12,000	12,000	11,994
188815893, 8.79%, 04/25/2025 (a)(i)	Lending Club	4/27/2022	3,500	3,500	3,498
188837059, 8.49%, 04/26/2025 (a)(i)	Lending Club	4/28/2022	5,000	5,000	4,997
188838520, 12.49%, 04/27/2025 (a)(i)	Lending Club	4/29/2022	15,000	15,000	15,000
188843204, 14.99%, 04/26/2027 (a)(i)	Lending Club	4/28/2022	10,000	10,000	9,987
188846276, 11.89%, 04/27/2027 (a)(i)	Lending Club	4/29/2022	40,000	40,000	40,000
188852531, 13.49%, 04/27/2027 (a)(i)	Lending Club	4/29/2022	30,000	30,000	30,000
188871984, 22.49%, 04/27/2027 (a)(i)	Lending Club	4/29/2022	16,000	16,000	16,000
188874439, 21.79%, 04/27/2025 (a)(i)	Lending Club	4/29/2022	3,000	3,000	3,000
188879701, 23.99%, 04/27/2027 (a)(i)	Lending Club	4/29/2022	25,000	25,000	25,000
188880423, 21.49%, 04/27/2025 (a)(i)	Lending Club	4/29/2022	5,000	5,000	5,000
188890261, 22.99%, 04/27/2025 (a)(i)	Lending Club	4/29/2022	2,475	2,475	2,475

Total Loans (Cost $28,282,088)				28,282,088	28,100,296

TOTAL INVESTMENTS (Cost $442,115,557) - 98.5%					436,919,822

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.5%					6,436,351

TOTAL NET ASSETS - 100.0%					$443,356,173

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2022

Consolidated Schedule of Investments	as of April 30, 2022 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

Percentages are stated as a percent of net assets.

(a)	Security is fair valued by a third-party valuation specialist pursuant to procedures approved by the Board of Trustees. Value is determined using significant unobservable inputs.
(b)	Security is restricted to resale to institutional investors. The aggregate value of these securities is $21,612,037, which represents 4.9% of net assets.
(c)	Underlying holdings are mortgages.
(d)	Underlying holdings are consumer loans.
(e)	Affiliated company. See Note 10.
(f)	Rate shown is the 7-day effective yield.
(g)	All or a portion of this security is held as collateral for derivative contracts.
(h)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.
(i)	Security may be deemed restricted to resale to institutional investors. The aggregate value of these securities is $28,100,296 which represents 6.3% of net assets.
(j)	Non-income producing security.

Written Options

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
CALL OPTIONS
Australian Dollar Future, May 2022 Settlement, Expires 05/06/2022 Strike Price $74.75	1	70,870	$10
Australian Dollar Future, May 2022 Settlement, Expires 05/06/2022 Strike Price $75.00	122	8,646,140	1,220
Australian Dollar Future, May 2022 Settlement, Expires 05/06/2022 Strike Price $75.25	79	5,598,730	790
Australian Dollar Future, May 2022 Settlement, Expires 05/06/2022 Strike Price $75.50	246	17,434,020	2,460
Australian Dollar Future, May 2022 Settlement, Expires 05/06/2022 Strike Price $75.75	26	1,842,620	260
Australian Dollar Future, May 2022 Settlement, Expires 05/06/2022 Strike Price $76.00	139	9,850,930	1,390
Australian Dollar Future, May 2022 Settlement, Expires 05/06/2022 Strike Price $76.25	34	2,409,580	340
Australian Dollar Future, May 2022 Settlement, Expires 05/06/2022 Strike Price $76.50	50	3,543,500	500
Australian Dollar Future, May 2022 Settlement, Expires 05/06/2022 Strike Price $77.00	63	4,464,810	630
Australian Dollar Future, May 2022 Settlement, Expires 05/06/2022 Strike Price $77.50	28	1,984,360	280
Australian Dollar Future, June 2022 Settlement, Expires 06/03/2022 Strike Price $77.50	50	3,543,500	1,000
Australian Dollar Future, June 2022 Settlement, Expires 06/03/2022 Strike Price $78.00	15	1,063,050	300
British Pound Future, May 2022 Settlement, Expires 05/06/2022 Strike Price $131.00	141	11,102,869	881
British Pound Future, May 2022 Settlement, Expires 05/06/2022 Strike Price $131.25	53	4,173,419	331
British Pound Future, May 2022 Settlement, Expires 05/06/2022 Strike Price $131.50	118	9,291,763	738
British Pound Future, May 2022 Settlement, Expires 05/06/2022 Strike Price $131.75	78	6,142,013	487
British Pound Future, May 2022 Settlement, Expires 05/06/2022 Strike Price $132.00	134	10,551,663	837
British Pound Future, May 2022 Settlement, Expires 05/06/2022 Strike Price $132.25	84	6,614,475	525
British Pound Future, May 2022 Settlement, Expires 05/06/2022 Strike Price $132.50	93	7,323,169	581
British Pound Future, May 2022 Settlement, Expires 05/06/2022 Strike Price $133.00	33	2,598,544	206
British Pound Future, May 2022 Settlement, Expires 05/06/2022 Strike Price $133.50	54	4,252,163	338
British Pound Future, May 2022 Settlement, Expires 05/06/2022 Strike Price $134.00	18	1,417,388	113
British Pound Future, May 2022 Settlement, Expires 05/06/2022 Strike Price $137.50	5	393,719	31
British Pound Future, May 2022 Settlement, Expires 05/06/2022 Strike Price $138.00	5	393,719	31
British Pound Future, May 2022 Settlement, Expires 05/06/2022 Strike Price $138.50	5	393,719	31
British Pound Future, June 2022 Settlement, Expires 06/03/2022 Strike Price $134.50	79	6,220,756	1,975
British Pound Future, June 2022 Settlement, Expires 06/03/2022 Strike Price $135.00	40	3,149,750	750
British Pound Future, June 2022 Settlement, Expires 06/03/2022 Strike Price $135.50	10	787,438	188
Canadian Dollar Future, May 2022 Settlement, Expires 05/06/2022 Strike Price $79.75	120	9,349,200	1,800
Canadian Dollar Future, May 2022 Settlement, Expires 05/06/2022 Strike Price $80.00	336	26,177,760	3,360
Canadian Dollar Future, May 2022 Settlement, Expires 05/06/2022 Strike Price $80.25	101	7,868,910	1,010
Canadian Dollar Future, May 2022 Settlement, Expires 05/06/2022 Strike Price $80.50	193	15,036,630	965
Canadian Dollar Future, May 2022 Settlement, Expires 05/06/2022 Strike Price $80.75	14	1,090,740	70
Canadian Dollar Future, May 2022 Settlement, Expires 05/06/2022 Strike Price $81.00	125	9,738,750	625
Canadian Dollar Future, May 2022 Settlement, Expires 05/06/2022 Strike Price $81.50	43	3,350,130	215
Canadian Dollar Future, May 2022 Settlement, Expires 05/06/2022 Strike Price $82.00	19	1,480,290	95
Canadian Dollar Future, May 2022 Settlement, Expires 05/06/2022 Strike Price $82.50	10	779,100	50
Canadian Dollar Future, June 2022 Settlement, Expires 06/03/2022 Strike Price $80.50	25	1,947,750	2,250
Canadian Dollar Future, June 2022 Settlement, Expires 06/03/2022 Strike Price $81.00	13	1,012,830	780
Canadian Dollar Future, June 2022 Settlement, Expires 06/03/2022 Strike Price $81.50	44	3,428,040	1,760

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2022

Consolidated Schedule of Investments	as of April 30, 2022 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
Canadian Dollar Future, June 2022 Settlement, Expires 06/03/2022 Strike Price $82.00	52	4,051,320	$1,560
CBOE SPX Volatility Index, May 2022 Settlement, Expires 05/18/2022 Strike Price $28.00	352	1,175,680	190,080
CBOE SPX Volatility Index, May 2022 Settlement, Expires 05/18/2022 Strike Price $29.00	441	1,472,940	216,090
CBOE SPX Volatility Index, May 2022 Settlement, Expires 05/18/2022 Strike Price $30.00	50	167,000	22,500
CBOE SPX Volatility Index, May 2022 Settlement, Expires 05/18/2022 Strike Price $32.50	350	1,169,000	126,000
CBOE SPX Volatility Index, May 2022 Settlement, Expires 05/18/2022 Strike Price $35.00	208	694,720	58,760
CBOE SPX Volatility Index, May 2022 Settlement, Expires 05/18/2022 Strike Price $37.50	200	668,000	45,000
CBOE SPX Volatility Index, May 2022 Settlement, Expires 05/18/2022 Strike Price $40.00	87	290,580	15,660
CBOE SPX Volatility Index, May 2022 Settlement, Expires 05/18/2022 Strike Price $45.00	10	33,400	1,200
Cocoa Future, May 2022 Settlement, Expires 05/06/2022 Strike Price $2,550.00	58	1,506,260	28,420
Cocoa Future, May 2022 Settlement, Expires 05/06/2022 Strike Price $2,600.00	62	1,610,140	17,980
Cocoa Future, May 2022 Settlement, Expires 05/06/2022 Strike Price $2,650.00	12	311,640	2,160
Cocoa Future, May 2022 Settlement, Expires 05/06/2022 Strike Price $2,700.00	169	4,388,930	20,280
Cocoa Future, May 2022 Settlement, Expires 05/06/2022 Strike Price $2,750.00	160	4,155,200	12,800
Cocoa Future, May 2022 Settlement, Expires 05/06/2022 Strike Price $2,800.00	220	5,713,400	13,200
Cocoa Future, May 2022 Settlement, Expires 05/06/2022 Strike Price $2,850.00	175	4,544,750	7,000
Cocoa Future, May 2022 Settlement, Expires 05/06/2022 Strike Price $2,900.00	151	3,921,470	4,530
Cocoa Future, May 2022 Settlement, Expires 05/06/2022 Strike Price $2,950.00	125	3,246,250	3,750
Cocoa Future, May 2022 Settlement, Expires 05/06/2022 Strike Price $3,000.00	216	5,609,520	4,320
Cocoa Future, May 2022 Settlement, Expires 05/06/2022 Strike Price $3,050.00	57	1,480,290	1,140
Cocoa Future, May 2022 Settlement, Expires 05/06/2022 Strike Price $3,100.00	25	649,250	250
Cocoa Future, June 2022 Settlement, Expires 06/03/2022 Strike Price $2,600.00	40	1,038,800	29,200
Cocoa Future, June 2022 Settlement, Expires 06/03/2022 Strike Price $2,650.00	98	2,545,060	53,900
Cocoa Future, June 2022 Settlement, Expires 06/03/2022 Strike Price $2,700.00	171	4,440,870	71,820
Cocoa Future, June 2022 Settlement, Expires 06/03/2022 Strike Price $2,750.00	145	3,765,650	46,400
Cocoa Future, June 2022 Settlement, Expires 06/03/2022 Strike Price $2,800.00	134	3,479,980	32,160
Cocoa Future, June 2022 Settlement, Expires 06/03/2022 Strike Price $2,850.00	164	4,259,080	31,160
Cocoa Future, June 2022 Settlement, Expires 06/03/2022 Strike Price $2,900.00	169	4,388,930	25,350
Cocoa Future, June 2022 Settlement, Expires 06/03/2022 Strike Price $2,950.00	115	2,986,550	13,800
Cocoa Future, June 2022 Settlement, Expires 06/03/2022 Strike Price $3,000.00	175	4,544,750	17,500
Cocoa Future, June 2022 Settlement, Expires 06/03/2022 Strike Price $3,050.00	100	2,597,000	8,000
Cocoa Future, June 2022 Settlement, Expires 06/03/2022 Strike Price $3,100.00	50	1,298,500	3,500
Coffee ‘C’ Future, May 2022 Settlement, Expires 05/13/2022 Strike Price $250.00	4	333,825	495
Coffee ‘C’ Future, May 2022 Settlement, Expires 05/13/2022 Strike Price $252.50	113	9,430,556	11,017
Coffee ‘C’ Future, May 2022 Settlement, Expires 05/13/2022 Strike Price $255.00	88	7,344,150	6,930
Coffee ‘C’ Future, May 2022 Settlement, Expires 05/13/2022 Strike Price $257.50	38	3,171,338	2,422
Coffee ‘C’ Future, May 2022 Settlement, Expires 05/13/2022 Strike Price $260.00	33	2,754,056	1,733
Coffee ‘C’ Future, May 2022 Settlement, Expires 05/13/2022 Strike Price $262.50	31	2,587,144	1,279
Coffee ‘C’ Future, May 2022 Settlement, Expires 05/13/2022 Strike Price $265.00	16	1,335,300	540
Corn Future, May 2022 Settlement, Expires 05/20/2022 Strike Price $935.00	5	204,563	375
Cotton Future, June 2022 Settlement, Expires 06/10/2022 Strike Price $177.00	5	365,775	3,175
Crude Oil Future, May 2022 Settlement, Expires 05/17/2022 Strike Price $131.00	2	209,380	720
Crude Oil Future, May 2022 Settlement, Expires 05/17/2022 Strike Price $140.50	11	1,151,590	2,200
Crude Oil Future, May 2022 Settlement, Expires 05/26/2022 Strike Price $123.00	5	523,450	8,850
Crude Oil Future, May 2022 Settlement, Expires 05/26/2022 Strike Price $123.25	10	1,046,900	17,400
Crude Oil Future, May 2022 Settlement, Expires 05/26/2022 Strike Price $123.50	15	1,570,350	25,500
Crude Oil Future, May 2022 Settlement, Expires 05/26/2022 Strike Price $123.75	31	3,245,390	51,770
Crude Oil Future, May 2022 Settlement, Expires 05/26/2022 Strike Price $124.00	39	4,082,910	63,960
Crude Oil Future, May 2022 Settlement, Expires 05/26/2022 Strike Price $124.25	37	3,873,530	59,570
Crude Oil Future, May 2022 Settlement, Expires 05/26/2022 Strike Price $124.50	38	3,978,220	60,040
Crude Oil Future, May 2022 Settlement, Expires 05/26/2022 Strike Price $125.00	38	3,978,220	57,760
Crude Oil Future, May 2022 Settlement, Expires 05/26/2022 Strike Price $125.50	27	2,826,630	39,690
Crude Oil Future, May 2022 Settlement, Expires 05/26/2022 Strike Price $126.00	27	2,826,630	38,070
Crude Oil Future, May 2022 Settlement, Expires 05/26/2022 Strike Price $126.50	32	3,350,080	43,520
Crude Oil Future, May 2022 Settlement, Expires 05/26/2022 Strike Price $127.00	26	2,721,940	34,060
Crude Oil Future, May 2022 Settlement, Expires 05/26/2022 Strike Price $127.50	27	2,826,630	34,290
Crude Oil Future, May 2022 Settlement, Expires 05/26/2022 Strike Price $128.00	17	1,779,730	20,740
Crude Oil Future, May 2022 Settlement, Expires 05/26/2022 Strike Price $128.50	8	837,520	9,440

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2022

Consolidated Schedule of Investments	as of April 30, 2022 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
Crude Oil Future, May 2022 Settlement, Expires 05/26/2022 Strike Price $129.00	10	1,046,900	$11,400
Crude Oil Future, May 2022 Settlement, Expires 05/26/2022 Strike Price $129.50	8	837,520	8,800
Crude Oil Future, May 2022 Settlement, Expires 05/26/2022 Strike Price $130.00	15	1,570,350	15,900
Crude Oil Future, May 2022 Settlement, Expires 05/26/2022 Strike Price $130.50	5	523,450	5,150
Euro FX Future, May 2022 Settlement, Expires 05/06/2022 Strike Price $1.095	17	2,231,250	106
Euro FX Future, May 2022 Settlement, Expires 05/06/2022 Strike Price $1.105	25	3,281,250	156
Euro FX Future, May 2022 Settlement, Expires 05/06/2022 Strike Price $1.115	7	918,750	44
Gold Future, May 2022 Settlement, Expires 05/25/2022 Strike Price $2,005.00	25	4,779,250	25,750
Gold Future, May 2022 Settlement, Expires 05/25/2022 Strike Price $2,010.00	32	6,117,440	31,040
Gold Future, May 2022 Settlement, Expires 05/25/2022 Strike Price $2,015.00	20	3,823,400	18,200
Gold Future, May 2022 Settlement, Expires 05/25/2022 Strike Price $2,020.00	43	8,220,310	36,550
Gold Future, May 2022 Settlement, Expires 05/25/2022 Strike Price $2,025.00	58	11,087,860	46,400
Gold Future, May 2022 Settlement, Expires 05/25/2022 Strike Price $2,030.00	88	16,822,960	66,880
Gold Future, May 2022 Settlement, Expires 05/25/2022 Strike Price $2,035.00	101	19,308,170	72,720
Gold Future, May 2022 Settlement, Expires 05/25/2022 Strike Price $2,040.00	13	2,485,210	8,840
Gold Future, May 2022 Settlement, Expires 05/25/2022 Strike Price $2,045.00	5	955,850	3,200
Gold Future, May 2022 Settlement, Expires 05/25/2022 Strike Price $2,050.00	38	7,264,460	23,180
Gold Future, May 2022 Settlement, Expires 05/25/2022 Strike Price $2,055.00	5	955,850	2,900
Gold Future, May 2022 Settlement, Expires 05/25/2022 Strike Price $2,060.00	25	4,779,250	13,750
Gold Future, May 2022 Settlement, Expires 05/25/2022 Strike Price $2,065.00	5	955,850	2,600
HG Copper Future, May 2022 Settlement, Expires 05/25/2022 Strike Price $485.00	17	1,873,613	8,500
HG Copper Future, May 2022 Settlement, Expires 05/25/2022 Strike Price $486.00	26	2,865,525	12,350
HG Copper Future, May 2022 Settlement, Expires 05/25/2022 Strike Price $487.00	37	4,077,863	17,112
HG Copper Future, May 2022 Settlement, Expires 05/25/2022 Strike Price $488.00	32	3,526,800	14,400
HG Copper Future, May 2022 Settlement, Expires 05/25/2022 Strike Price $489.00	39	4,298,288	16,575
HG Copper Future, May 2022 Settlement, Expires 05/25/2022 Strike Price $490.00	21	2,314,463	8,663
HG Copper Future, May 2022 Settlement, Expires 05/25/2022 Strike Price $491.00	8	881,700	3,200
HG Copper Future, May 2022 Settlement, Expires 05/25/2022 Strike Price $492.00	8	881,700	3,100
HG Copper Future, May 2022 Settlement, Expires 05/25/2022 Strike Price $493.00	8	881,700	3,000
HG Copper Future, May 2022 Settlement, Expires 05/25/2022 Strike Price $495.00	14	1,542,975	4,900
HG Copper Future, May 2022 Settlement, Expires 05/25/2022 Strike Price $498.00	3	330,638	938
HG Copper Future, May 2022 Settlement, Expires 05/25/2022 Strike Price $499.00	8	881,700	2,400
HG Copper Future, May 2022 Settlement, Expires 05/25/2022 Strike Price $500.00	8	881,700	2,300
HG Copper Future, May 2022 Settlement, Expires 05/25/2022 Strike Price $501.00	8	881,700	2,300
HG Copper Future, May 2022 Settlement, Expires 05/25/2022 Strike Price $502.00	8	881,700	2,200
HG Copper Future, May 2022 Settlement, Expires 05/25/2022 Strike Price $503.00	5	551,063	1,312
Japanese Yen Future, May 2022 Settlement, Expires 05/06/2022 Strike Price $80.25	5	483,438	156
Japanese Yen Future, May 2022 Settlement, Expires 05/06/2022 Strike Price $80.50	86	8,315,125	2,150
Japanese Yen Future, May 2022 Settlement, Expires 05/06/2022 Strike Price $80.75	125	12,085,938	2,344
Japanese Yen Future, May 2022 Settlement, Expires 05/06/2022 Strike Price $81.00	80	7,735,000	1,000
Japanese Yen Future, May 2022 Settlement, Expires 05/06/2022 Strike Price $81.25	100	9,668,750	1,250
Japanese Yen Future, May 2022 Settlement, Expires 05/06/2022 Strike Price $81.50	41	3,964,188	513
Japanese Yen Future, May 2022 Settlement, Expires 05/06/2022 Strike Price $82.00	32	3,094,000	400
Japanese Yen Future, May 2022 Settlement, Expires 05/06/2022 Strike Price $82.25	25	2,417,188	156
Japanese Yen Future, May 2022 Settlement, Expires 05/06/2022 Strike Price $82.50	14	1,353,625	87
Japanese Yen Future, May 2022 Settlement, Expires 05/06/2022 Strike Price $89.50	15	1,450,313	94
Japanese Yen Future, May 2022 Settlement, Expires 05/06/2022 Strike Price $90.00	9	870,188	56
Japanese Yen Future, June 2022 Settlement, Expires 06/03/2022 Strike Price $81.50	25	2,417,188	5,313
Japanese Yen Future, June 2022 Settlement, Expires 06/03/2022 Strike Price $82.00	31	2,997,313	5,425
Japanese Yen Future, June 2022 Settlement, Expires 06/03/2022 Strike Price $82.50	54	5,221,125	7,425
Japanese Yen Future, June 2022 Settlement, Expires 06/03/2022 Strike Price $83.00	70	6,768,125	7,875
Lean Hogs Future, June 2022 Settlement, Expires 06/14/2022 Strike Price $134.00	22	887,920	2,200
Lean Hogs Future, June 2022 Settlement, Expires 06/14/2022 Strike Price $135.00	75	3,027,000	6,750
Lean Hogs Future, June 2022 Settlement, Expires 06/14/2022 Strike Price $136.00	61	2,461,960	4,880
Lean Hogs Future, June 2022 Settlement, Expires 06/14/2022 Strike Price $137.00	50	2,018,000	3,500
Lean Hogs Future, June 2022 Settlement, Expires 06/14/2022 Strike Price $138.00	25	1,009,000	1,750
Lean Hogs Future, June 2022 Settlement, Expires 06/14/2022 Strike Price $139.00	14	565,040	840
Live Cattle Future, May 2022 Settlement, Expires 05/06/2022 Strike Price $138.00	75	4,257,000	2,250

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2022

Consolidated Schedule of Investments	as of April 30, 2022 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
Live Cattle Future, May 2022 Settlement, Expires 05/06/2022 Strike Price $139.00	36	2,043,360	$720
Live Cattle Future, May 2022 Settlement, Expires 05/06/2022 Strike Price $140.00	25	1,419,000	250
Live Cattle Future, May 2022 Settlement, Expires 05/06/2022 Strike Price $143.00	23	1,305,480	230
Live Cattle Future, June 2022 Settlement, Expires 06/03/2022 Strike Price $142.00	88	4,994,880	7,920
Live Cattle Future, June 2022 Settlement, Expires 06/03/2022 Strike Price $143.00	36	2,043,360	2,520
Live Cattle Future, June 2022 Settlement, Expires 06/03/2022 Strike Price $144.00	56	3,178,560	3,360
Natural Gas Euro Future, May 2022 Settlement, Expires 05/25/2022 Strike Price $8.35	50	3,622,000	121,650
Natural Gas Euro Future, May 2022 Settlement, Expires 05/25/2022 Strike Price $8.40	50	3,622,000	117,100
Natural Gas Euro Future, May 2022 Settlement, Expires 05/25/2022 Strike Price $8.45	75	5,433,000	169,125
Natural Gas Euro Future, May 2022 Settlement, Expires 05/25/2022 Strike Price $8.50	75	5,433,000	162,825
Natural Gas Euro Future, May 2022 Settlement, Expires 05/25/2022 Strike Price $8.60	75	5,433,000	150,975
Natural Gas Euro Future, May 2022 Settlement, Expires 05/25/2022 Strike Price $8.70	50	3,622,000	93,350
Natural Gas Euro Future, May 2022 Settlement, Expires 05/25/2022 Strike Price $9.05	50	3,622,000	73,387
Natural Gas Euro Future, May 2022 Settlement, Expires 05/25/2022 Strike Price $9.35	50	3,622,000	58,300
Natural Gas Euro Future, June 2022 Settlement, Expires 06/27/2022 Strike Price $9.00	25	1,811,000	106,000
Natural Gas Euro Future, June 2022 Settlement, Expires 06/27/2022 Strike Price $9.05	50	3,622,000	207,450
Natural Gas Euro Future, June 2022 Settlement, Expires 06/27/2022 Strike Price $9.10	75	5,433,000	304,500
Natural Gas Euro Future, June 2022 Settlement, Expires 06/27/2022 Strike Price $9.15	75	5,433,000	298,050
Natural Gas Euro Future, June 2022 Settlement, Expires 06/27/2022 Strike Price $9.20	75	5,433,000	291,675
Natural Gas Euro Future, June 2022 Settlement, Expires 06/27/2022 Strike Price $9.40	25	1,811,000	90,693
Natural Gas Euro Future, June 2022 Settlement, Expires 06/27/2022 Strike Price $9.45	25	1,811,000	89,693
Natural Gas Euro Future, June 2022 Settlement, Expires 06/27/2022 Strike Price $9.50	50	3,622,000	170,900
Natural Gas Euro Future, June 2022 Settlement, Expires 06/27/2022 Strike Price $9.55	100	7,244,000	334,600
Natural Gas Euro Future, June 2022 Settlement, Expires 06/27/2022 Strike Price $10.05	50	3,622,000	135,150
Natural Gas Euro Future, June 2022 Settlement, Expires 06/27/2022 Strike Price $10.10	50	3,622,000	132,300
Silver Future, May 2022 Settlement, Expires 05/25/2022 Strike Price $25.80	5	577,250	2,675
Silver Future, May 2022 Settlement, Expires 05/25/2022 Strike Price $25.85	4	461,800	2,080
Silver Future, May 2022 Settlement, Expires 05/25/2022 Strike Price $25.95	4	461,800	1,960
Silver Future, May 2022 Settlement, Expires 05/25/2022 Strike Price $26.00	3	346,350	1,425
Silver Future, May 2022 Settlement, Expires 05/25/2022 Strike Price $26.05	7	808,150	3,220
Silver Future, May 2022 Settlement, Expires 05/25/2022 Strike Price $26.10	3	346,350	1,335
Silver Future, May 2022 Settlement, Expires 05/25/2022 Strike Price $26.15	4	461,800	1,740
Silver Future, May 2022 Settlement, Expires 05/25/2022 Strike Price $26.20	6	692,700	2,520
Silver Future, May 2022 Settlement, Expires 05/25/2022 Strike Price $26.25	4	461,800	1,640
Silver Future, May 2022 Settlement, Expires 05/25/2022 Strike Price $26.30	7	808,150	2,800
Silver Future, May 2022 Settlement, Expires 05/25/2022 Strike Price $26.45	8	923,600	2,960
Silver Future, May 2022 Settlement, Expires 05/25/2022 Strike Price $26.50	2	230,900	720
Silver Future, May 2022 Settlement, Expires 05/25/2022 Strike Price $26.55	2	230,900	700
Silver Future, May 2022 Settlement, Expires 05/25/2022 Strike Price $26.60	3	346,350	1,035
Silver Future, May 2022 Settlement, Expires 05/25/2022 Strike Price $26.65	2	230,900	670
Silver Future, May 2022 Settlement, Expires 05/25/2022 Strike Price $26.70	9	1,039,050	2,925
Silver Future, May 2022 Settlement, Expires 05/25/2022 Strike Price $26.75	4	461,800	1,260
Silver Future, May 2022 Settlement, Expires 05/25/2022 Strike Price $26.90	1	115,450	290
Silver Future, May 2022 Settlement, Expires 05/25/2022 Strike Price $26.95	2	230,900	570
Silver Future, May 2022 Settlement, Expires 05/25/2022 Strike Price $27.25	1	115,450	245
Silver Future, May 2022 Settlement, Expires 05/25/2022 Strike Price $28.00	2	230,900	370
Silver Future, May 2022 Settlement, Expires 05/25/2022 Strike Price $28.50	3	346,350	465
Silver Future, May 2022 Settlement, Expires 05/25/2022 Strike Price $30.25	5	577,250	450
Silver Future, May 2022 Settlement, Expires 05/25/2022 Strike Price $31.25	5	577,250	375
Silver Future, May 2022 Settlement, Expires 05/25/2022 Strike Price $31.75	4	461,800	280
Soybean Future, May 2022 Settlement, Expires 05/20/2022 Strike Price $1810.00	5	421,345	719
Soybean Oil Future, May 2022 Settlement, Expires 05/20/2022 Strike Price $85.00	30	1,515,240	41,310
Soybean Oil Future, May 2022 Settlement, Expires 05/20/2022 Strike Price $88.50	4	202,032	2,748
Soybean Oil Future, May 2022 Settlement, Expires 05/20/2022 Strike Price $89.00	57	2,878,956	35,226
Soybean Oil Future, May 2022 Settlement, Expires 05/20/2022 Strike Price $89.50	51	2,575,908	28,305
Soybean Oil Future, May 2022 Settlement, Expires 05/20/2022 Strike Price $90.00	32	1,616,256	15,936
Soybean Oil Future, May 2022 Settlement, Expires 05/20/2022 Strike Price $90.50	69	3,485,052	30,843
Soybean Oil Future, May 2022 Settlement, Expires 05/20/2022 Strike Price $91.00	49	2,474,892	19,698

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2022

Consolidated Schedule of Investments	as of April 30, 2022 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
Soybean Oil Future, May 2022 Settlement, Expires 05/20/2022 Strike Price $91.50	53	2,676,924	$18,921
Soybean Oil Future, May 2022 Settlement, Expires 05/20/2022 Strike Price $92.00	83	4,192,164	26,643
Soybean Oil Future, May 2022 Settlement, Expires 05/20/2022 Strike Price $92.50	10	505,080	2,850
Soybean Oil Future, May 2022 Settlement, Expires 05/20/2022 Strike Price $93.00	58	2,929,464	14,790
Soybean Oil Future, May 2022 Settlement, Expires 05/20/2022 Strike Price $93.50	22	1,111,176	4,950
Soybean Oil Future, May 2022 Settlement, Expires 05/20/2022 Strike Price $94.00	72	3,636,576	14,472
Soybean Oil Future, May 2022 Settlement, Expires 05/20/2022 Strike Price $94.50	34	1,717,272	6,120
Soybean Oil Future, May 2022 Settlement, Expires 05/20/2022 Strike Price $95.00	27	1,363,716	4,293
Soybean Oil Future, May 2022 Settlement, Expires 05/20/2022 Strike Price $95.50	28	1,414,224	3,948
Soybean Oil Future, May 2022 Settlement, Expires 05/20/2022 Strike Price $96.00	15	757,620	1,890
Soybean Oil Future, May 2022 Settlement, Expires 05/20/2022 Strike Price $97.00	29	1,464,732	2,958
Wheat Future, June 2022 Settlement, Expires 06/24/2022 Strike Price $1,245.00	50	2,639,375	41,563
Wheat Future, June 2022 Settlement, Expires 06/24/2022 Strike Price $1,250.00	25	1,319,688	20,000
Wheat Future, June 2022 Settlement, Expires 06/24/2022 Strike Price $1,335.00	50	2,639,375	23,437
Wheat Future, June 2022 Settlement, Expires 06/24/2022 Strike Price $1,340.00	50	2,639,375	22,812
Wheat Future, June 2022 Settlement, Expires 06/24/2022 Strike Price $1,345.00	50	2,639,375	22,187
Wheat Future, June 2022 Settlement, Expires 06/24/2022 Strike Price $1,350.00	50	2,639,375	21,563
Wheat Future, June 2022 Settlement, Expires 06/24/2022 Strike Price $1,355.00	75	3,959,063	31,406
Wheat Future, June 2022 Settlement, Expires 06/24/2022 Strike Price $1,360.00	50	2,639,375	20,313
Wheat Future, June 2022 Settlement, Expires 06/24/2022 Strike Price $1,370.00	50	2,639,375	19,375
Wheat Future, June 2022 Settlement, Expires 06/24/2022 Strike Price $1,380.00	50	2,639,375	18,438
Wheat Future, June 2022 Settlement, Expires 06/24/2022 Strike Price $1,390.00	50	2,639,375	17,500
Wheat Future, June 2022 Settlement, Expires 06/24/2022 Strike Price $1,400.00	100	5,278,750	33,125
Wheat Future, June 2022 Settlement, Expires 06/24/2022 Strike Price $1,410.00	100	5,278,750	31,875

TOTAL CALL OPTIONS (Premiums Received $8,194,047)			6,062,096

PUT OPTIONS
Australian Dollar Future, May 2022 Settlement, Expires 05/06/2022 Strike Price $71.50	26	1,842,620	24,180
Australian Dollar Future, May 2022 Settlement, Expires 05/06/2022 Strike Price $72.00	45	3,189,150	58,500
Australian Dollar Future, May 2022 Settlement, Expires 05/06/2022 Strike Price $72.50	92	6,520,040	158,240
Australian Dollar Future, May 2022 Settlement, Expires 05/06/2022 Strike Price $72.75	37	2,622,190	71,780
Australian Dollar Future, May 2022 Settlement, Expires 05/06/2022 Strike Price $73.00	177	12,543,990	384,090
Australian Dollar Future, May 2022 Settlement, Expires 05/06/2022 Strike Price $73.25	75	5,315,250	180,750
Australian Dollar Future, May 2022 Settlement, Expires 05/06/2022 Strike Price $73.50	214	15,166,180	567,100
Australian Dollar Future, May 2022 Settlement, Expires 05/06/2022 Strike Price $73.75	105	7,441,350	303,450
Australian Dollar Future, May 2022 Settlement, Expires 05/06/2022 Strike Price $74.00	150	10,630,500	471,000
British Pound Future, May 2022 Settlement, Expires 05/06/2022 Strike Price $124.00	1	78,744	144
British Pound Future, May 2022 Settlement, Expires 05/06/2022 Strike Price $125.50	10	787,438	3,625
British Pound Future, May 2022 Settlement, Expires 05/06/2022 Strike Price $126.00	20	1,574,875	9,875
British Pound Future, May 2022 Settlement, Expires 05/06/2022 Strike Price $126.50	39	3,071,006	25,594
British Pound Future, May 2022 Settlement, Expires 05/06/2022 Strike Price $127.00	46	3,622,213	39,388
British Pound Future, May 2022 Settlement, Expires 05/06/2022 Strike Price $127.50	60	4,724,625	65,250
British Pound Future, May 2022 Settlement, Expires 05/06/2022 Strike Price $128.25	98	7,716,888	145,775
British Pound Future, May 2022 Settlement, Expires 05/06/2022 Strike Price $128.50	72	5,669,550	117,000
British Pound Future, May 2022 Settlement, Expires 05/06/2022 Strike Price $128.75	32	2,519,800	56,600
British Pound Future, May 2022 Settlement, Expires 05/06/2022 Strike Price $129.25	41	3,228,494	84,562
British Pound Future, May 2022 Settlement, Expires 05/06/2022 Strike Price $129.50	125	9,842,969	276,562
British Pound Future, May 2022 Settlement, Expires 05/06/2022 Strike Price $129.75	22	1,732,363	51,975
British Pound Future, May 2022 Settlement, Expires 05/10/2022 Strike Price $128.00	155	12,205,281	209,250
British Pound Future, May 2022 Settlement, Expires 05/10/2022 Strike Price $129.00	106	8,346,838	202,725
British Pound Future, May 2022 Settlement, Expires 05/10/2022 Strike Price $130.00	7	551,206	17,631
British Pound Future, June 2022 Settlement, Expires 06/03/2022 Strike Price $123.00	13	1,023,669	5,038
British Pound Future, June 2022 Settlement, Expires 06/03/2022 Strike Price $125.00	27	2,126,081	19,406
British Pound Future, June 2022 Settlement, Expires 06/03/2022 Strike Price $125.50	100	7,874,375	83,125
Canadian Dollar Future, May 2022 Settlement, Expires 05/06/2022 Strike Price $76.50	13	1,012,830	780
Canadian Dollar Future, May 2022 Settlement, Expires 05/06/2022 Strike Price $77.00	4	311,640	520
Canadian Dollar Future, May 2022 Settlement, Expires 05/06/2022 Strike Price $77.50	127	9,894,570	30,480

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2022

Consolidated Schedule of Investments	as of April 30, 2022 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
Canadian Dollar Future, May 2022 Settlement, Expires 05/06/2022 Strike Price $77.75	95	7,401,450	$31,350
Canadian Dollar Future, May 2022 Settlement, Expires 05/06/2022 Strike Price $78.00	180	14,023,800	81,000
Canadian Dollar Future, May 2022 Settlement, Expires 05/06/2022 Strike Price $78.25	60	4,674,600	35,400
Canadian Dollar Future, May 2022 Settlement, Expires 05/06/2022 Strike Price $78.50	354	27,580,140	269,040
Canadian Dollar Future, May 2022 Settlement, Expires 05/06/2022 Strike Price $78.75	115	8,959,650	109,250
Canadian Dollar Future, May 2022 Settlement, Expires 05/06/2022 Strike Price $79.00	150	11,686,500	174,000
Canadian Dollar Future, June 2022 Settlement, Expires 06/03/2022 Strike Price $74.00	12	934,920	840
Canadian Dollar Future, June 2022 Settlement, Expires 06/03/2022 Strike Price $76.00	25	1,947,750	6,250
Canadian Dollar Future, June 2022 Settlement, Expires 06/03/2022 Strike Price $76.50	14	1,090,740	4,760
Canadian Dollar Future, June 2022 Settlement, Expires 06/03/2022 Strike Price $77.50	25	1,947,750	15,750
CBOE S&P 500 Index, May 2022 Settlement, Expires 05/06/2022 Strike Price $3,885.00	25	10,329,825	37,750
CBOE S&P 500 Index, May 2022 Settlement, Expires 05/06/2022 Strike Price $3,890.00	25	10,329,825	41,000
CBOE S&P 500 Index, May 2022 Settlement, Expires 05/06/2022 Strike Price $3,900.00	33	13,635,369	54,120
CBOE S&P 500 Index, May 2022 Settlement, Expires 05/06/2022 Strike Price $3,905.00	25	10,329,825	45,500
CBOE S&P 500 Index, May 2022 Settlement, Expires 05/06/2022 Strike Price $3,910.00	75	30,989,475	132,000
CBOE S&P 500 Index, May 2022 Settlement, Expires 05/06/2022 Strike Price $3,915.00	50	20,659,650	94,000
CBOE S&P 500 Index, May 2022 Settlement, Expires 05/06/2022 Strike Price $3,920.00	50	20,659,650	97,250
CBOE S&P 500 Index, May 2022 Settlement, Expires 05/06/2022 Strike Price $3,925.00	75	30,989,475	149,625
CBOE S&P 500 Index, May 2022 Settlement, Expires 05/06/2022 Strike Price $3,930.00	50	20,659,650	103,400
CBOE S&P 500 Index, May 2022 Settlement, Expires 05/06/2022 Strike Price $3,935.00	50	20,659,650	104,300
CBOE S&P 500 Index, May 2022 Settlement, Expires 05/06/2022 Strike Price $3,950.00	25	10,329,825	55,825
CBOE S&P 500 Index, May 2022 Settlement, Expires 05/06/2022 Strike Price $3,955.00	25	10,329,825	57,400
CBOE S&P 500 Index, May 2022 Settlement, Expires 05/06/2022 Strike Price $3,970.00	37	15,288,141	95,090
CBOE S&P 500 Index, May 2022 Settlement, Expires 05/06/2022 Strike Price $3,975.00	55	22,725,615	146,025
CBOE S&P 500 Index, May 2022 Settlement, Expires 05/06/2022 Strike Price $3,980.00	50	20,659,650	137,000
CBOE S&P 500 Index, May 2022 Settlement, Expires 05/06/2022 Strike Price $3,990.00	58	23,965,194	169,070
CME Bitcoin Future, May 2022 Settlement, Expires 05/02/2022 Strike Price $34,500.00	25	4,874,663	125
CME Bitcoin Future, May 2022 Settlement, Expires 05/02/2022 Strike Price $35,000.00	90	17,548,785	450
CME Bitcoin Future, May 2022 Settlement, Expires 05/02/2022 Strike Price $35,500.00	20	3,899,730	100
CME Bitcoin Future, May 2022 Settlement, Expires 05/02/2022 Strike Price $36,000.00	15	2,924,798	75
CME Bitcoin Future, May 2022 Settlement, Expires 05/02/2022 Strike Price $36,500.00	10	1,949,865	50
CME Bitcoin Future, May 2022 Settlement, Expires 05/02/2022 Strike Price $37,000.00	20	3,899,730	100
CME Bitcoin Future, May 2022 Settlement, Expires 05/02/2022 Strike Price $37,500.00	20	3,899,730	100
CME Bitcoin Future, May 2022 Settlement, Expires 05/02/2022 Strike Price $38,000.00	15	2,924,798	75
CME Bitcoin Future, May 2022 Settlement, Expires 05/31/2022 Strike Price $29,000.00	10	1,949,865	12,000
CME Bitcoin Future, May 2022 Settlement, Expires 05/31/2022 Strike Price $29,500.00	10	1,949,865	13,750
CME Bitcoin Future, May 2022 Settlement, Expires 05/31/2022 Strike Price $30,000.00	20	3,899,730	31,000
CME Bitcoin Future, May 2022 Settlement, Expires 05/31/2022 Strike Price $30,500.00	60	11,699,190	97,969
CME Bitcoin Future, May 2022 Settlement, Expires 05/31/2022 Strike Price $31,000.00	45	8,774,393	75,614
CME Bitcoin Future, May 2022 Settlement, Expires 05/31/2022 Strike Price $31,500.00	40	7,799,460	76,554
CME Bitcoin Future, May 2022 Settlement, Expires 05/31/2022 Strike Price $32,000.00	35	6,824,528	75,969
CME Bitcoin Future, May 2022 Settlement, Expires 05/31/2022 Strike Price $32,500.00	15	2,924,798	39,630
CME Bitcoin Future, May 2022 Settlement, Expires 05/31/2022 Strike Price $33,000.00	5	974,933	14,585
Coffee ‘C’ Future, May 2022 Settlement, Expires 05/13/2022 Strike Price $200.00	1	83,456	79
Coffee ‘C’ Future, May 2022 Settlement, Expires 05/13/2022 Strike Price $202.50	1	83,456	120
Coffee ‘C’ Future, May 2022 Settlement, Expires 05/13/2022 Strike Price $205.00	5	417,281	937
Coffee ‘C’ Future, May 2022 Settlement, Expires 05/13/2022 Strike Price $207.50	45	3,755,531	12,656
Coffee ‘C’ Future, May 2022 Settlement, Expires 05/13/2022 Strike Price $210.00	73	6,092,306	30,386
Coffee ‘C’ Future, May 2022 Settlement, Expires 05/13/2022 Strike Price $212.50	57	4,757,006	34,841
Coffee ‘C’ Future, May 2022 Settlement, Expires 05/13/2022 Strike Price $215.00	52	4,339,725	45,045
Coffee ‘C’ Future, May 2022 Settlement, Expires 05/13/2022 Strike Price $217.50	48	4,005,900	57,420
Coffee ‘C’ Future, May 2022 Settlement, Expires 05/13/2022 Strike Price $220.00	6	500,738	9,585
Coffee ‘C’ Future, May 2022 Settlement, Expires 05/13/2022 Strike Price $222.50	7	584,194	14,490
Crude Oil Future, May 2022 Settlement, Expires 05/26/2022 Strike Price $84.00	7	732,830	2,590
Crude Oil Future, May 2022 Settlement, Expires 05/26/2022 Strike Price $84.50	13	1,360,970	5,070
Crude Oil Future, May 2022 Settlement, Expires 05/26/2022 Strike Price $85.25	13	1,360,970	5,460
Crude Oil Future, May 2022 Settlement, Expires 05/26/2022 Strike Price $85.50	23	2,407,870	10,120
Crude Oil Future, May 2022 Settlement, Expires 05/26/2022 Strike Price $85.75	25	2,617,250	11,250

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2022

Consolidated Schedule of Investments	as of April 30, 2022 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
Crude Oil Future, May 2022 Settlement, Expires 05/26/2022 Strike Price $86.00	43	4,501,670	$19,780
Crude Oil Future, May 2022 Settlement, Expires 05/26/2022 Strike Price $86.25	37	3,873,530	17,760
Crude Oil Future, May 2022 Settlement, Expires 05/26/2022 Strike Price $86.50	23	2,407,870	11,270
Crude Oil Future, May 2022 Settlement, Expires 05/26/2022 Strike Price $86.75	28	2,931,320	14,280
Crude Oil Future, May 2022 Settlement, Expires 05/26/2022 Strike Price $87.00	37	3,873,530	19,610
Crude Oil Future, May 2022 Settlement, Expires 05/26/2022 Strike Price $87.25	38	3,978,220	20,520
Crude Oil Future, May 2022 Settlement, Expires 05/26/2022 Strike Price $87.50	60	6,281,400	33,600
Crude Oil Future, May 2022 Settlement, Expires 05/26/2022 Strike Price $87.75	38	3,978,220	22,040
Crude Oil Future, May 2022 Settlement, Expires 05/26/2022 Strike Price $88.00	30	3,140,700	18,000
Crude Oil Future, May 2022 Settlement, Expires 05/26/2022 Strike Price $88.25	49	5,129,810	30,380
Crude Oil Future, May 2022 Settlement, Expires 05/26/2022 Strike Price $88.50	41	4,292,290	26,240
Crude Oil Future, May 2022 Settlement, Expires 05/26/2022 Strike Price $88.75	44	4,606,360	29,040
Crude Oil Future, May 2022 Settlement, Expires 05/26/2022 Strike Price $89.00	10	1,046,900	6,900
Crude Oil Future, May 2022 Settlement, Expires 05/26/2022 Strike Price $89.25	16	1,675,040	11,360
Euro FX Future, May 2022 Settlement, Expires 05/06/2022 Strike Price $1.070	4	525,000	6,500
Euro FX Future, May 2022 Settlement, Expires 05/06/2022 Strike Price $1.075	13	1,706,250	27,788
Euro FX Future, May 2022 Settlement, Expires 05/06/2022 Strike Price $1.085	12	1,575,000	39,450
Gold Future, May 2022 Settlement, Expires 05/25/2022 Strike Price $1,745.00	6	1,147,020	840
Gold Future, May 2022 Settlement, Expires 05/25/2022 Strike Price $1,750.00	2	382,340	300
Gold Future, May 2022 Settlement, Expires 05/25/2022 Strike Price $1,765.00	4	764,680	760
Gold Future, May 2022 Settlement, Expires 05/25/2022 Strike Price $1,770.00	1	191,170	210
Gold Future, May 2022 Settlement, Expires 05/25/2022 Strike Price $1,775.00	41	7,837,970	9,430
Gold Future, May 2022 Settlement, Expires 05/25/2022 Strike Price $1,780.00	7	1,338,190	1,820
Gold Future, May 2022 Settlement, Expires 05/25/2022 Strike Price $1,785.00	38	7,264,460	10,640
Gold Future, May 2022 Settlement, Expires 05/25/2022 Strike Price $1,790.00	51	9,749,670	15,810
Gold Future, May 2022 Settlement, Expires 05/25/2022 Strike Price $1,795.00	82	15,675,940	27,880
Gold Future, May 2022 Settlement, Expires 05/25/2022 Strike Price $1,800.00	75	14,337,750	28,500
Gold Future, May 2022 Settlement, Expires 05/25/2022 Strike Price $1,805.00	24	4,588,080	10,080
Gold Future, May 2022 Settlement, Expires 05/25/2022 Strike Price $1,810.00	31	5,926,270	14,570
Gold Future, May 2022 Settlement, Expires 05/25/2022 Strike Price $1,815.00	34	6,499,780	17,680
HG Copper Future, May 2022 Settlement, Expires 05/25/2022 Strike Price $405.00	7	771,488	3,762
HG Copper Future, May 2022 Settlement, Expires 05/25/2022 Strike Price $410.00	34	3,747,225	23,800
HG Copper Future, May 2022 Settlement, Expires 05/25/2022 Strike Price $415.00	40	4,408,500	36,000
HG Copper Future, May 2022 Settlement, Expires 05/25/2022 Strike Price $420.00	53	5,841,263	61,612
HG Copper Future, May 2022 Settlement, Expires 05/25/2022 Strike Price $425.00	50	5,510,625	75,000
HG Copper Future, May 2022 Settlement, Expires 05/25/2022 Strike Price $426.00	51	5,620,838	80,325
HG Copper Future, May 2022 Settlement, Expires 05/25/2022 Strike Price $427.00	41	4,518,713	68,163
HG Copper Future, May 2022 Settlement, Expires 05/25/2022 Strike Price $428.00	55	6,061,688	95,563
HG Copper Future, May 2022 Settlement, Expires 05/25/2022 Strike Price $429.00	61	6,722,963	111,325
HG Copper Future, May 2022 Settlement, Expires 05/25/2022 Strike Price $430.00	87	9,588,488	166,388
HG Copper Future, May 2022 Settlement, Expires 05/25/2022 Strike Price $431.00	82	9,037,425	164,000
HG Copper Future, May 2022 Settlement, Expires 05/25/2022 Strike Price $432.00	11	1,212,338	22,963
Japanese Yen Future, May 2022 Settlement, Expires 05/10/2022 Strike Price $78.00	58	5,607,875	68,150
Japanese Yen Future, May 2022 Settlement, Expires 05/06/2022 Strike Price $78.25	2	193,375	2,825
Japanese Yen Future, May 2022 Settlement, Expires 05/06/2022 Strike Price $78.50	2	193,375	3,325
Japanese Yen Future, May 2022 Settlement, Expires 05/06/2022 Strike Price $78.75	105	10,152,188	203,437
Japanese Yen Future, May 2022 Settlement, Expires 05/10/2022 Strike Price $79.00	106	10,248,875	234,525
Japanese Yen Future, May 2022 Settlement, Expires 05/06/2022 Strike Price $79.25	75	7,251,563	186,563
Japanese Yen Future, May 2022 Settlement, Expires 05/06/2022 Strike Price $79.50	129	12,472,688	356,362
Japanese Yen Future, May 2022 Settlement, Expires 05/10/2022 Strike Price $80.00	23	2,223,813	77,050
Japanese Yen Future, May 2022 Settlement, Expires 05/06/2022 Strike Price $82.00	5	483,438	29,125
Japanese Yen Future, May 2022 Settlement, Expires 05/06/2022 Strike Price $82.50	25	2,417,188	160,938
Japanese Yen Future, May 2022 Settlement, Expires 05/06/2022 Strike Price $86.00	25	2,417,188	270,313
Japanese Yen Future, June 2022 Settlement, Expires 06/03/2022 Strike Price $77.00	21	2,030,438	25,725
Japanese Yen Future, June 2022 Settlement, Expires 06/03/2022 Strike Price $79.00	75	7,251,563	205,312
Japanese Yen Future, June 2022 Settlement, Expires 06/03/2022 Strike Price $79.50	25	2,417,188	80,625
Lean Hogs Future, June 2022 Settlement, Expires 06/14/2022 Strike Price $100.00	25	1,009,000	22,500
Lean Hogs Future, June 2022 Settlement, Expires 06/14/2022 Strike Price $101.00	25	1,009,000	25,500

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2022

Consolidated Schedule of Investments	as of April 30, 2022 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
Lean Hogs Future, June 2022 Settlement, Expires 06/14/2022 Strike Price $102.00	25	1,009,000	$28,750
Lean Hogs Future, June 2022 Settlement, Expires 06/14/2022 Strike Price $105.00	50	2,018,000	82,500
Lean Hogs Future, June 2022 Settlement, Expires 06/14/2022 Strike Price $106.00	25	1,009,000	46,000
Lean Hogs Future, June 2022 Settlement, Expires 06/14/2022 Strike Price $107.00	50	2,018,000	102,500
Lean Hogs Future, June 2022 Settlement, Expires 06/14/2022 Strike Price $108.00	2	80,720	4,540
Lean Hogs Future, June 2022 Settlement, Expires 06/14/2022 Strike Price $109.00	25	1,009,000	62,750
Live Cattle Future, May 2022 Settlement, Expires 05/06/2022 Strike Price $132.00	100	5,676,000	37,000
Live Cattle Future, May 2022 Settlement, Expires 05/06/2022 Strike Price $133.00	44	2,497,440	24,200
Live Cattle Future, May 2022 Settlement, Expires 05/06/2022 Strike Price $134.00	91	5,165,160	71,890
Live Cattle Future, June 2022 Settlement, Expires 06/03/2022 Strike Price $124.00	25	1,419,000	4,250
Live Cattle Future, June 2022 Settlement, Expires 06/03/2022 Strike Price $125.00	70	3,973,200	14,700
Live Cattle Future, June 2022 Settlement, Expires 06/03/2022 Strike Price $126.00	25	1,419,000	6,250
Live Cattle Future, June 2022 Settlement, Expires 06/03/2022 Strike Price $127.00	50	2,838,000	15,500
NASDAQ 100 Stock Index, May 2022 Settlement, Expires 05/06/2022 Strike Price $11,975.00	3	3,856,440	12,780
NASDAQ 100 Stock Index, May 2022 Settlement, Expires 05/06/2022 Strike Price $12,000.00	4	5,141,920	27,200
NASDAQ 100 Stock Index, May 2022 Settlement, Expires 05/06/2022 Strike Price $12,025.00	2	2,570,960	5,900
NASDAQ 100 Stock Index, May 2022 Settlement, Expires 05/06/2022 Strike Price $12,050.00	4	5,141,920	21,800
NASDAQ 100 Stock Index, May 2022 Settlement, Expires 05/06/2022 Strike Price $12,075.00	6	7,712,880	45,540
NASDAQ 100 Stock Index, May 2022 Settlement, Expires 05/06/2022 Strike Price $12,100.00	6	7,712,880	49,434
Russell 2000 Index, May 2022 Settlement, Expires 05/06/2022 Strike Price $1,720.00	50	9,320,500	26,900
Russell 2000 Index, May 2022 Settlement, Expires 05/06/2022 Strike Price $1,735.00	45	8,388,450	12,780
Russell 2000 Index, May 2022 Settlement, Expires 05/06/2022 Strike Price $1,740.00	45	8,388,450	31,725
Russell 2000 Index, May 2022 Settlement, Expires 05/06/2022 Strike Price $1,760.00	5	932,050	5,580
S&P 500 DOW Index, May 2022 Settlement, Expires 05/06/2022 Strike Price $3,985.00	55	22,725,615	155,100
S&P 500 DOW Index, May 2022 Settlement, Expires 05/06/2022 Strike Price $3,995.00	50	20,659,650	150,250
Silver Future, May 2022 Settlement, Expires 05/25/2022 Strike Price $20.50	5	577,250	2,034
Silver Future, May 2022 Settlement, Expires 05/25/2022 Strike Price $20.75	4	461,800	2,111
Silver Future, May 2022 Settlement, Expires 05/25/2022 Strike Price $21.00	5	577,250	3,219
Silver Future, May 2022 Settlement, Expires 05/25/2022 Strike Price $21.25	5	577,250	3,575
Silver Future, May 2022 Settlement, Expires 05/25/2022 Strike Price $21.75	10	1,154,500	11,050
Silver Future, May 2022 Settlement, Expires 05/25/2022 Strike Price $21.80	6	692,700	6,930
Silver Future, May 2022 Settlement, Expires 05/25/2022 Strike Price $21.85	6	692,700	7,260
Silver Future, June 2022 Settlement, Expires 06/27/2022 Strike Price $19.25	7	808,150	3,974
Silver Future, June 2022 Settlement, Expires 06/27/2022 Strike Price $19.50	3	346,350	1,973
Silver Future, June 2022 Settlement, Expires 06/27/2022 Strike Price $19.75	4	461,800	2,860
Silver Future, June 2022 Settlement, Expires 06/27/2022 Strike Price $20.00	20	2,309,000	16,600
Silver Future, June 2022 Settlement, Expires 06/27/2022 Strike Price $20.50	9	1,039,050	9,909
Silver Future, June 2022 Settlement, Expires 06/27/2022 Strike Price $20.75	5	577,250	6,625
Silver Future, June 2022 Settlement, Expires 06/27/2022 Strike Price $21.00	14	1,616,300	21,700
Soybean Meal Future, May 2022 Settlement, Expires 05/20/2022 Strike Price $410.00	6	264,300	930
Soybean Meal Future, May 2022 Settlement, Expires 05/20/2022 Strike Price $415.00	46	2,026,300	11,270
Soybean Meal Future, May 2022 Settlement, Expires 05/20/2022 Strike Price $420.00	14	616,700	5,250
Soybean Meal Future, May 2022 Settlement, Expires 05/20/2022 Strike Price $425.00	11	484,550	6,050
Soybean Meal Future, May 2022 Settlement, Expires 05/20/2022 Strike Price $430.00	29	1,277,450	22,620
Soybean Meal Future, May 2022 Settlement, Expires 05/20/2022 Strike Price $435.00	47	2,070,350	49,585
Soybean Meal Future, May 2022 Settlement, Expires 05/20/2022 Strike Price $440.00	139	6,122,950	190,430
Soybean Meal Future, May 2022 Settlement, Expires 05/20/2022 Strike Price $445.00	130	5,726,500	224,250
Soybean Meal Future, May 2022 Settlement, Expires 05/20/2022 Strike Price $450.00	161	7,092,050	339,710
Soybean Meal Future, May 2022 Settlement, Expires 05/20/2022 Strike Price $455.00	140	6,167,000	352,800
Soybean Meal Future, May 2022 Settlement, Expires 05/20/2022 Strike Price $460.00	32	1,409,600	94,720
Soybean Meal Future, June 2022 Settlement, Expires 06/24/2022 Strike Price $390.00	6	264,300	1,050
Sugar Future, May 2022 Settlement, Expires 05/16/2022 Strike Price $16.25	20	428,960	224
Sugar Future, May 2022 Settlement, Expires 05/16/2022 Strike Price $16.50	75	1,608,600	840
Sugar Future, May 2022 Settlement, Expires 05/16/2022 Strike Price $16.75	25	536,200	280

TOTAL PUT OPTIONS (Premiums Received $5,947,463)			12,389,447

TOTAL WRITTEN OPTIONS (Premiums Received $14,141,510)			$18,451,543

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2022

Consolidated Schedule of Investments	as of April 30, 2022 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

Open Futures Contracts

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL VALUE	VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
FUTURES CONTRACTS SOLD
Australian Dollar, June 2022 Settlement	695	$49,254,650	$885,683
British Pound, June 2022 Settlement	780	61,420,125	453,064
Canadian Dollar, June 2022 Settlement	590	45,963,950	198,834
CAC 40 Index, May 2022 Settlement	64	4,372,736	2,692
Coffee ‘C’, July 2022 Settlement	50	4,164,375	(104,112)
Coffee ‘C’, September 2022 Settlement	80	6,657,000	119,171
Copper, July 2022 Settlement	110	12,123,375	65,745
Corn, September 2022 Settlement	155	5,952,000	(760,538)
DAX Index, June 2022 Settlement	7	2,601,249	(38,044)
E-Mini Russell 2000 Index, June 2022 Settlement	20	1,861,300	30,216
Euro, June 2022 Settlement	20	2,647,250	2,259
FTSE 100 Index, June 2022 Settlement	48	4,534,668	(9,434)
Gasoline RBOB, October 2022 Settlement	22	2,702,608	(222,717)
Japanese Yen, June 2022 Settlement	510	49,310,625	251,913
KC HRW Wheat, September 2022 Settlement	124	6,875,800	242,888
Kospi2 Index, June 2022 Settlement	166	11,749,522	61,189
Lean Hogs, June 2022 Settlement	80	3,404,000	121,416
Live Cattle, June 2022 Settlement	130	6,897,800	42,607
Low Su Gasoil, October 2022 Settlement	41	4,056,950	(451,014)
NASDAQ 100 E-Mini Index, June 2022 Settlement	10	2,570,400	32,334
Natural Gas, October 2022 Settlement	27	1,970,730	(175,521)
Nikkei 225, June 2022 Settlement	55	11,387,786	(839,622)
NY Harbor ULSD, October 2022 Settlement	28	3,932,662	(429,190)
S&P/TSX 60 Index, June 2022 Settlement	20	3,898,338	223,502
S&P500 Emini, June 2022 Settlement	235	48,498,125	506,939
SGX Nifty 50 Index, May 2022 Settlement	356	12,194,068	33,242
Soybean Meal, July 2022 Settlement	500	21,615,000	642,269
Soybean Oil, October 2022 Settlement	36	1,640,952	(152,262)
SPI 200, June 2022 Settlement	87	11,385,737	98,981
Sugar #11, July 2022 Settlement	120	2,573,760	8,448
Wheat Future, September 2022 Settlement	130	6,878,625	57,262
WTI Crude, October 2022 Settlement	27	2,610,360	(147,021)

TOTAL FUTURES CONTRACTS SOLD		$417,706,526	$751,179

FUTURES CONTRACTS PURCHASED
Amsterdam Index, May 2022 Settlement	29	4,322,695	(9,226)
Brent Crude, July 2022 Settlement	40	4,285,600	65,587
Brent Crude, October 2022 Settlement	59	5,990,860	308,797
CBOE VIX, May 2022 Settlement	60	1,898,922	158,335
Cocoa, July 2022 Settlement	271	6,956,570	(219,018)
Copper, September 2022 Settlement	22	2,427,425	(88,601)
Cotton No.2, July 2022 Settlement	127	9,247,505	1,647,690
Euro Stoxx 50 Index, June 2022 Settlement	295	11,626,842	(325,906)
FTSE China A50 Index, May 2022 Settlement	343	4,626,727	162,238
FTSE/JSE Top 40 Index, June 2022 Settlement	101	4,209,543	(92,988)
FTSE/MIB Index, June 2022 Settlement	93	11,733,535	(318,542)
FTSE Taiwan Index, May 2022 Settlement	126	7,344,540	39,687
Gold 100 Oz, June 2022 Settlement	7	1,338,190	(25,266)
Hang Seng Index, May 2022 Settlement	34	4,550,159	234,495
IBEX 35 Index, May 2022 Settlement	135	12,204,561	79,474
Lean Hogs, October 2022 Settlement	65	2,429,700	(107,083)
Live Cattle, October 2022 Settlement	45	2,564,550	(15,446)
Natural Gas, June 2022 Settlement	165	11,952,600	411,306

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2022

Consolidated Schedule of Investments	as of April 30, 2022 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL VALUE	VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
FUTURES CONTRACTS PURCHASED (continued)
Natural Gas, July 2022 Settlement	250	$18,387,500	$624,902
OMXS30 Index, May 2022 Settlement	563	11,792,415	(193,035)
Silver, September 2022 Settlement	10	1,157,800	(159,590)
Soybean, September 2022 Settlement	89	6,934,212	143,174
Soybean Meal, October 2022 Settlement	162	6,565,860	(322,127)
Soybean Oil, July 2022 Settlement	190	9,596,520	24,003
Sugar #11, October 2022 Settlement	193	4,161,080	(8,019)
Swiss Market Index, June 2022 Settlement	24	2,982,884	166,508
Wheat Future, July 2022 Settlement	200	10,557,500	(215,314)

TOTAL FUTURES CONTRACTS PURCHASED		$181,846,295	$1,966,035

Open Forward Currency Contracts

COUNTERPARTY	FORWARD SETTLEMENT DATE	CURRENCY TO BE RECEIVED	AMOUNT OF CURRENCY TO BE RECEIVED IN LOCAL CURRENCY	CURRENCY TO BE DELIVERED	AMOUNT OF CURRENCY TO BE DELIVERED IN LOCAL CURRENCY	UNREALIZED APPRECIATION (DEPRECIATION)
Morgan Stanley Capital Services LLC	7/6/2022	Brazilian Real	23,256,187	United States Dollar	4,820,135	$(206,198)
Morgan Stanley Capital Services LLC	7/5/2022	British Pound	17,720,746	United States Dollar	23,210,013	(922,121)
Morgan Stanley Capital Services LLC	7/5/2022	Canadian Dollar	1,457,982	United States Dollar	1,166,502	(31,847)
Morgan Stanley Capital Services LLC	7/6/2022	Colombian Peso	66,400,527,360	United States Dollar	17,291,804	(684,512)
Morgan Stanley Capital Services LLC	7/5/2022	Euro	18,935,100	United States Dollar	20,995,334	(950,006)
Morgan Stanley Capital Services LLC	7/5/2022	Hungarian Forint	236,055,260	United States Dollar	699,901	(47,259)
Morgan Stanley Capital Services LLC	7/5/2022	Indian Rupee	1,272,847,839	United States Dollar	16,591,903	(47,168)
Morgan Stanley Capital Services LLC	7/5/2022	Indonesian Rupiah	228,875,023,604	United States Dollar	15,892,002	(209,912)
Morgan Stanley Capital Services LLC	7/5/2022	Japanese Yen	740,641,329	United States Dollar	6,041,746	(318,795)
Morgan Stanley Capital Services LLC	7/6/2022	Mexican Peso	14,076,398	United States Dollar	699,901	(19,390)
Morgan Stanley Capital Services LLC	7/5/2022	Polish Zloty	70,275,171	United States Dollar	16,591,903	(878,818)
Morgan Stanley Capital Services LLC	7/5/2022	South African Rand	69,784,326	United States Dollar	4,719,329	(333,267)
Morgan Stanley Capital Services LLC	7/5/2022	United States Dollar	22,226,041	Australian Dollar	29,559,679	1,314,868
Morgan Stanley Capital Services LLC	7/6/2022	United States Dollar	15,892,002	Chilean Peso	12,681,181,916	1,203,557
Morgan Stanley Capital Services LLC	7/7/2022	United States Dollar	16,591,903	Czech Koruna	371,820,730	781,887
Morgan Stanley Capital Services LLC	7/5/2022	United States Dollar	17,291,804	Israeli New Shekel	55,210,413	696,607
Morgan Stanley Capital Services LLC	7/5/2022	United States Dollar	699,901	New Taiwan Dollar	19,997,011	16,785

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2022

Consolidated Schedule of Investments	as of April 30, 2022 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

COUNTERPARTY	FORWARD SETTLEMENT DATE	CURRENCY TO BE RECEIVED	AMOUNT OF CURRENCY TO BE RECEIVED IN LOCAL CURRENCY	CURRENCY TO BE DELIVERED	AMOUNT OF CURRENCY TO BE DELIVERED IN LOCAL CURRENCY	UNREALIZED APPRECIATION (DEPRECIATION)
Morgan Stanley Capital Services LLC	7/5/2022	United States Dollar	20,956,036	Norwegian Krone	183,575,399	$1,377,469
Morgan Stanley Capital Services LLC	7/5/2022	United States Dollar	699,901	Singapore Dollar	949,671	13,188
Morgan Stanley Capital Services LLC	7/5/2022	United States Dollar	20,326,729	South Korean Won	24,799,625,203	681,421
Morgan Stanley Capital Services LLC	5/4/2022	United States Dollar	4,399,748	Swiss Franc	4,034,653	251,186
Morgan Stanley Capital Services LLC	7/5/2022	United States Dollar	18,889,292	Swiss Franc	17,436,724	896,075

						$2,583,750

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Schedule of Investments.

Stone Ridge Funds	Semi-Annual Report	April 30, 2022

Consolidated Schedule of Investments	as of April 30, 2022 (Unaudited)

STONE RIDGE BITCOIN STRATEGY FUND

	ACQUISTION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
FOREIGN GOVERNMENT AGENCY BONDS - 50.5%
International Bank for Reconstruction and Development 2.13%, 7/1/2022 (a)	8/4/2021	4,500,000	$4,515,349	$4,507,276
European Investment Bank 2.25%, 8/15/2022 (a)	8/18/2021	1,000,000	1,006,235	1,002,183

TOTAL FOREIGN GOVERNMENT AGENCY BONDS (Cost $5,521,584)				5,509,459

			SHARES	FAIR VALUE
SHORT-TERM INVESTMENTS - 160.7%
Money Market Funds - 69.1%
First American Government Obligations Fund - Class X - 0.22% (b)			3,769,373	3,769,373
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 0.30% (b)			3,769,373	3,769,373

				7,538,746

			PRINCIPAL AMOUNT	FAIR VALUE
U.S. Treasury Bills - 91.6%
0.063%, 7/14/2022 (a)(c)			10,000,000	9,984,305

TOTAL SHORT-TERM INVESTMENTS ($17,537,472)				17,523,051

TOTAL INVESTMENTS (Cost $23,059,056) - 211.2%				23,032,510

OTHER LIABILITIES IN EXCESS OF ASSETS - (111.2)%				(12,130,079)

TOTAL NET ASSETS - 100.0%				$10,902,431

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security is held as collateral for reverse repurchase agreements.
(b)	Rate shown is the 7-day effective yield.
(c)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.

Open Futures Contracts

DESCRIPTION	NUMBER OF CONTRACTS PURCHASED	NOTIONAL VALUE	VALUE/ UNREALIZED DEPRECIATION
FUTURES CONTRACTS PURCHASED
CME Bitcoin Future, May 2022 Settlement	53	$10,145,525	$(304,158)
CME Bitcoin Future, June 2022 Settlement	4	767,600	(58,036)

TOTAL FUTURES CONTRACTS PURCHASED		$10,913,125	$(362,194)

Reverse Repurchase Agreements

DESCRIPTION	PRINCIPAL VALUE	AMORTIZED COST
REVERSE REPURCHASE AGREEMENTS SOLD
Repurchase Agreement with Canadian Imperial Bank of Commerce, dated 02/25/2022, 0.75%, collateralized by $9,984,300 U.S. Treasury Bill, due 05/26/2022	$9,951,060	$9,951,060
Repurchase Agreement with Canadian Imperial Bank of Commerce, dated 04/28/2022, 0.90%, collateralized by $5,509,458 Foreign Government Agency Bonds, due 05/31/2022	5,270,078	5,270,078

TOTAL REVERSE REPURCHASE AGREEMENTS SOLD (Premiums Received $15,221,138)	$15,221,138	$15,221,138

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2022

Statement of Assets and Liabilities	As of April 30, 2022 (Unaudited)

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

ASSETS:
Investments, at fair value(1)	$1,678,296,120
Interest receivable	9,415,164
Receivable for fund shares sold	4,510,921
Foreign currencies at custodian, at fair value(2)	2
Receivable for investment securities sold	16,163,864
Other assets	319,036

Total assets	1,708,705,107

LIABILITIES:
Payable for investment securities purchased	32,645,783
Reverse repurchase agreements	5,000,000
Payable for fund shares redeemed	683,139
Loans payable	5,000,000
Payable to Adviser	2,033,957
Payable for Chief Compliance Officer compensation	4,540
Payable to Trustees	39,714
Payable to Custodian	26,531
Accrued distribution fees	17,772
Accrued interest expense	9,858
Other accrued expenses	572,949

Total liabilities	46,034,243

Total net assets	$1,662,670,864

NET ASSETS CONSIST OF:
Capital stock	$1,827,459,041
Total distributable losses	(164,788,177)

Total net assets	$1,662,670,864

Class I
Net assets	$1,517,685,936
Shares outstanding	171,426,076
Class I Net asset value, offering and redemption price per share	$8.85

Class M
Net assets	$144,984,928
Shares outstanding	16,371,074
Class M Net asset value, offering and redemption price per share	$8.86

(1) Cost of Investments	$1,737,398,064
(2) Cost of Foreign currencies	2

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2022

Statement of Assets and Liabilities	As of April 30, 2022 (Unaudited)

STONE RIDGE U.S. HEDGED EQUITY FUND

ASSETS:
Investments, at fair value(1)	$34,153,707
Due from Adviser	13,692
Receivable for investment securities sold	613,904
Interest receivable	28
Other assets	45,669

Total assets	34,827,000

LIABILITIES:
Written options, at fair value(2)	700,755
Payable for investment securities purchased	634,077
Payable for fund shares redeemed	26,528
Payable to Custodian	572
Accrued distribution fees	362
Accrued legal fees	5,859
Accrued audit and tax fees	31,758
Payable to Trustees	1,416
Payable for Chief Compliance Officer compensation	4,540
Other accrued expenses	43,157

Total liabilities	1,449,024

Total net assets	$33,377,976

NET ASSETS CONSIST OF:
Capital stock	$35,023,006
Total distributable losses	(1,645,030)

Total net assets	$33,377,976

Class I
Net assets	$30,632,164
Shares outstanding	2,657,205
Class I Net asset value, offering and redemption price per share	$11.53

Class M
Net assets	$2,745,812
Shares outstanding	241,304
Class M Net asset value, offering and redemption price per share	$11.38

(1) Cost of Investments	$34,253,648
(2) Premiums received	472,313

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2022

Consolidated Statement of Assets and Liabilities	As of April 30, 2022 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

ASSETS:
Investments, at fair value(1):
Unaffiliated issuers	$212,210,343
Affiliated issuers	224,709,479
Unrealized appreciation on forward currency contracts	7,233,043
Collateral held at broker	12,721,243
Foreign currencies at broker, at value(2)	3,367,702
Receivable for investment securities sold	5,933,289
Receivable for fund shares sold	1,281,365
Interest receivable	309,736
Other assets	569,677

Total assets	468,335,877

LIABILITIES:
Written options, at fair value(3)	18,451,543
Unrealized depreciation on forward currency contracts	4,649,293
Interest payable	3,153
Payable for investment securities purchased	566,492
Payable for fund shares redeemed	97,936
Payable to Adviser	191,351
Payable to Trustees	6,873
Payable for Chief Compliance Officer compensation	6,128
Other accrued expenses	1,006,935

Total liabilities	24,979,704

Total net assets	$443,356,173

NET ASSETS CONSIST OF:
Capital stock	$324,397,755
Total distributable earnings	118,958,418

Total net assets	$443,356,173

Class I
Net assets	$411,921,156
Shares outstanding	39,901,654
Class I Net asset value, offering and redemption price per share	$10.32

Class J
Net assets	$31,435,017
Shares outstanding	3,058,436
Class J Net asset value, offering and redemption price per share	$10.28

(1) Cost of Investments
Unaffiliated issuers	$214,386,506
Affiliated issuers (See Note 9)	227,729,051
(2) Cost of foreign currencies	3,469,313
(3) Premiums received	14,141,510

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2022

Consolidated Statement of Assets and Liabilities	As of April 30, 2022 (Unaudited)

STONE RIDGE BITCOIN STRATEGY FUND

ASSETS:
Investments, at fair value(1)	$23,032,510
Collateral held at broker	3,143,163
Deferred offering expense	85,055
Interest receivable	38,084
Receivable for fund shares sold	600
Other assets	62,054

Total assets	26,361,466

LIABILITIES:
Reverse repurchase agreements	15,221,138
Payable to Adviser	134,253
Interest payable	13,871
Payable for Chief Compliance Officer compensation	6,968
Payable to Trustees	3,213
Other accrued expenses	79,592

Total liabilities	15,459,035

Total net assets	$10,902,431

NET ASSETS CONSIST OF:
Capital stock	$18,313,868
Total distributable losses	(7,411,437)

Total net assets	$10,902,431

Class I
Net assets	$10,247,003
Shares outstanding	2,061,330
Class I Net asset value, offering and redemption price per share	$4.97

Class M
Net assets	$655,428
Shares outstanding	131,880
Class M Net asset value, offering and redemption price per share	$4.97

(1) Cost of Investments	$23,059,056

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2022

Statement of Operations	For the Period Ended April 30, 2022 (Unaudited)

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

INVESTMENT INCOME:
Dividend income	$1,440,957
Interest income	43,128,681

Total investment income	44,569,638

EXPENSES
Advisory fees (See Note 4)	11,311,290
Fund accounting and administration fees	542,186
Transfer agency fees and expenses	270,106
Interest expense	132,035
Trustees fees and expenses	92,700
Legal fees	85,849
Audit and tax related fees	82,118
Distribution (12b-1) fees — Class M Only	61,919
Federal and state registration fees	48,694
Custody fees	47,224
Chief Compliance Officer compensation	29,684
Other expenses	96,135

Total expenses before Adviser waiver	12,799,940
Expenses waived by Adviser (See Note 4)	(118,497)

Total net expenses	12,681,443

Net investment income	31,888,195

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on:
Investments	678,203
Foreign currency	53,723
Net change in unrealized appreciation (depreciation) on:
Investments	(18,885,655)
Foreign currency	1,934

Net realized and unrealized loss	(18,151,795)

Net increase in net assets resulting from operations	$13,736,400

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2022

Statement of Operations	For the Period Ended April 30, 2022 (Unaudited)

STONE RIDGE U.S. HEDGED EQUITY FUND

INVESTMENT INCOME:
Interest income	$38,302

Total investment income	38,302

EXPENSES
Advisory fees (See Note 4)	94,690
Fund accounting and administration fees	40,046
Audit and tax expenses	34,931
Chief Compliance Officer compensation	29,684
Transfer agency fees and expenses	23,389
Registration expense	19,641
Trustees fees and expenses	2,720
Distribution (12b-1) fees — Class M Only	1,467
Custody fees	947
Other expenses	25,019

Total expenses before Adviser waiver	272,534
Expenses waived by Adviser (See Note 4)	(176,157)

Total net expenses	96,377

Net investment loss	(58,075)

NET REALIZED AND UNREALIZED LOSS:
Net realized loss on:
Investments:	(31,598)
Written options	(1,974,928)
Net change in unrealized depreciation on:
Investments	(96,993)
Written options	(328,540)

Net realized and unrealized loss	(2,432,059)

Net decrease in net assets resulting from operations	$(2,490,134)

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2022

Consolidated Statement of Operations	For the Period Ended April 30, 2022 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

INVESTMENT INCOME:
Dividend income
Affiliated issuers	$3,580,264
Interest income	1,675,637

Total investment income	5,255,901

EXPENSES
Advisory fees (See Note 4)	1,201,659
Compliance fees	451,133
Fund accounting and administration fees	260,418
Investment expense	232,673
Audit and tax related fees	78,879
Legal fees	74,731
Transfer agency fees and expenses	41,927
Chief Compliance Officer compensation	29,684
Interest expense	28,987
Federal and state registration fees	25,119
Custody fees	21,934
Trustees fees and expenses	12,128
Other expenses	135,540

Total expenses before Adviser waiver	2,594,812
Expenses waived by Adviser (See Note 4)	(630,991)

Total net expenses	1,963,821

Net investment income	3,292,080

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	(2,104,475)
Affiliated issuers	(459,898)
Foreign currencies	(31,723)
Forward currency contracts	(3,772,927)
Futures contracts	(33,299,297)
Written options	40,097,658
Net change in unrealized appreciation (depreciation) on:
Investments
Unaffiliated issuers	(2,505,717)
Affiliated issuers	(1,828,504)
Foreign currencies	(122,474)
Forward currency contracts	3,028,253
Futures contracts	4,265,564
Written options	(6,700,750)

Net realized and unrealized loss	(3,434,290)

Net decrease in net assets resulting from operations	$(142,210)

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2022

Consolidated Statement of Operations	For the Period Ended April 30, 2022 (Unaudited)

STONE RIDGE BITCOIN STRATEGY FUND

INVESTMENT INCOME:
Interest income	$9,723
Dividend income	15

Total investment income	9,738

EXPENSES
Offering Costs	83,641
Legal fees	70,381
Advisory fees (See Note 4)	31,948
Interest expense	31,419
Audit and tax related fees	27,957
Chief Compliance Officer compensation	27,044
Fund accounting and administration fees	20,941
Transfer agency fees and expenses	15,111
Custody fees	8,720
Compliance fees	1,848
Trustees fees and expenses	837
Distribution (12b-1) fees	325
Other expenses	21,581

Total expenses before Adviser waiver	341,753
Expenses waived by Adviser (See Note 4)	(244,319)

Total net expenses	97,434

Net investment loss	(87,696)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on:
Investments	(140)
Futures contracts	(6,965,228)
Net change in unrealized depreciation on:
Investments	(18,964)
Futures contracts	(331,827)

Net realized and unrealized loss	(7,316,019)

Net decrease in net assets resulting from operations	$(7,403,715)

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2022

Statement of Changes in Net Assets

	STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	PERIOD ENDED APRIL 30, 2022 (UNAUDITED)	YEAR ENDED OCTOBER 30, 2021

OPERATIONS:
Net investment income	$31,888,195	$60,003,366
Net realized gain (loss) on:
Investments	678,203	(14,468,316)
Foreign currency	53,723	2,288
Net change in unrealized appreciation (depreciation) on:
Investments	(18,885,655)	(20,235,094)
Foreign currency	1,934	(2,685)
Net increase in net assets resulting from operations	13,736,400	25,299,559

DISTRIBUTIONS TO SHAREHOLDERS:
Net dividends and distributions — Class I	(35,368,400)	(53,948,580)
Net dividends and distributions — Class M	(3,770,492)	(6,542,221)
Total distributions	(39,138,892)	(60,490,801)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold — Class I	466,250,393	696,869,967
Proceeds from shares sold — Class M	22,365,745	69,051,839
Proceeds from shares issued to holders in reinvestment of dividends — Class I	20,409,809	31,267,778
Proceeds from shares issued to holders in reinvestment of dividends — Class M	3,304,778	5,335,425
Cost of shares redeemed — Class I	(215,102,102)	(313,687,760)
Cost of shares redeemed — Class M	(26,531,201)	(35,288,589)
Net increase in net assets from capital share transactions	270,697,422	453,548,660
Total increase in net assets	245,294,930	418,357,418

NET ASSETS:
Beginning of period	1,417,375,934	999,018,516

End of period	$1,662,670,864	$1,417,375,934

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2022

Statement of Changes in Net Assets

	STONE RIDGE U.S. HEDGED EQUITY FUND

	PERIOD ENDED APRIL 30, 2022 (UNAUDITED)	YEAR ENDED OCTOBER 31, 2021

OPERATIONS:
Net investment loss	$(58,075)	$(183,564)
Net realized gain (loss) on:
Investments	(31,598)	(61,076)
Written options	(1,974,928)	10,914,808
Net change in unrealized depreciation on:
Investments	(96,993)	(23,708)
Written options	(328,540)	(80,822)
Net increase (decrease) in net assets resulting from operations	(2,490,134)	10,565,638

DISTRIBUTIONS TO SHAREHOLDERS:
Net dividends and distributions — Class I	(1,877,404)	(766,886)
Net dividends and distributions — Class M	(152,629)	(49,359)
Total distributions	(2,030,033)	(816,245)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold — Class I	1,013,312	8,282,595
Proceeds from shares sold — Class M	1,226,366	44,616
Proceeds from shares issued to holders in reinvestment of dividends — Class I	1,207,784	597,901
Proceeds from shares issued to holders in reinvestment of dividends — Class M	142,526	47,719
Cost of shares redeemed — Class I	(7,935,804)	(31,777,600)
Cost of shares redeemed — Class M	(1,241,400)	(310,386)
Net decrease in net assets from capital share transactions	(5,587,216)	(23,115,155)
Total decrease in net assets	(10,107,383)	(13,365,762)

NET ASSETS:
Beginning of period	43,485,359	56,851,121

End of period	$33,377,976	$43,485,359

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2022

Consolidated Statement of Changes in Net Assets

	STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PERIOD ENDED APRIL 30, 2022 (UNAUDITED)	YEAR ENDED OCTOBER 31, 2021

OPERATIONS:
Net investment income	$3,292,080	$1,760,828
Net realized gain (loss) on:
Investments
Unaffiliated issuers	(2,104,475)	(1,346,660)
Affiliated issuers	(459,898)	128,714
Foreign currencies	(31,723)	(91,962)
Forward currency contracts	(3,772,927)	1,136,087
Futures contracts	(33,299,297)	(32,203,575)
Written options	40,097,658	47,463,857
Net change in unrealized appreciation (depreciation) on:
Investments
Unaffiliated issuers	(2,505,717)	452,862
Affiliated issuers	(1,828,504)	(1,683,006)
Foreign currencies	(122,474)	18,152
Forward currency contracts	3,028,253	(401,608)
Futures contracts	4,265,564	(3,970,401)
Written options	(6,700,750)	3,221,743
Net increase (decrease) in net assets resulting from operations	(142,210)	14,485,031

DISTRIBUTIONS TO SHAREHOLDERS:
Net dividends and distributions — Class I	(17,304,688)	(825,586)
Net dividends and distributions — Class J	(1,004,997)	(299)
Total distributions	(18,309,685)	(825,885)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold — Class I	239,096,644	125,150,782
Proceeds from shares sold — Class J	20,950,106	12,831,477
Proceeds from shares issued in connection with acquisition — Class I(1)	—	75,727,187
Proceeds from shares issued to holders in reinvestment of dividends — Class I	15,065,424	786,553
Proceeds from shares issued to holders in reinvestment of dividends — Class J	971,555	299
Cost of shares redeemed — Class I	(26,430,261)	(33,758,935)
Cost of shares redeemed — Class J	(2,394,553)	(113,394)
Net increase in net assets from capital share transactions	247,258,915	180,623,969
Total increase in net assets	228,807,020	194,283,115

NET ASSETS:
Beginning of period	214,549,153	20,266,038

End of period	$443,356,173	$214,549,153

(1)	On February 5, 2021, the Stone Ridge Diversified Alternatives Fund acquired the Stone Ridge All Asset Variance Risk Premium Fund.

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2022

Consolidated Statement of Changes in Net Assets

	STONE RIDGE BITCOIN STRATEGY FUND

	PERIOD ENDED APRIL 30, 2022 (UNAUDITED)	PERIOD ENDED OCTOBER 31, 2021(1)

OPERATIONS:
Net investment loss	$(87,696)	$(40,094)
Net realized gain (loss) on:
Investments	(140)	—
Futures contracts	(6,965,228)	5,970,963
Net change in unrealized depreciation on:
Investments	(18,964)	(7,582)
Futures contracts	(331,827)	(30,367)
Net increase (decrease) in net assets resulting from operations	(7,403,855)	5,892,920

DISTRIBUTIONS TO SHAREHOLDERS:
Net dividends and distributions — Class I	(5,704,167)	—
Net dividends and distributions — Class M	(196,335)	—
Total distributions	(5,900,502)	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold — Class I	1,145,742	11,417,350
Proceeds from shares sold — Class M	686,702	361,462
Proceeds from shares issued to holders in reinvestment of dividends — Class I	5,704,167	—
Proceeds from shares issued to holders in reinvestment of dividends — Class M	196,335	—
Cost of shares redeemed — Class I	(959,982)	(38,212)
Cost of shares redeemed — Class M	(189,885)	(9,811)
Net increase in net assets from capital share transactions	6,583,079	11,730,789
Total increase (decrease) in net assets	(6,721,278)	17,623,709

NET ASSETS:
Beginning of period	17,623,709	—

End of period	$10,902,431	$17,623,709

(1)	The Stone Ridge Bitcoin Strategy Fund commenced operations on July 30, 2021.

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2022

Statement of Cash Flows	For the Period Ended April 30, 2022 (Unaudited)

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$13,736,400
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Net realized and unrealized loss:	18,207,452
Amortization and accretion of premium and discount	(390,265)
Changes in assets and liabilities:
Payable for investment securities purchased	30,572,533
Receivable for investment securities sold	(16,163,864)
Foreign currencies at broker	111,612
Interest receivable	(1,176,341)
Other assets	(256,111)
Payable to Custodian	5,973
Payable to Trustees	(2,288)
Payable for Chief Compliance Officer compensation	(316)
Accrued interest expense	(29,182)
Accrued distribution fees	(1,129)
Other accrued expenses	61,652
Payable to Adviser	465,623
Purchases of investments	(401,971,690)
Proceeds from sale of investments	241,078,327
Proceeds from cost adjustments	5,850,093
Net purchases and sales of short-term investments	(103,143,794)
Net cash used in operating activities	(213,045,315)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares issued	488,557,350
Payment on shares redeemed	(241,337,730)
Cash distributions to shareholders	(15,424,305)
Proceeds from reverse repurchase agreements	60,824,349
Payments on reverse repurchase agreements	(60,824,349)
Loan withdrawals	13,500,000
Loan paydowns	(32,250,000)
Net cash provided by financing activities	213,045,315
Net decrease in cash and restricted cash	—
Cash and restricted cash, beginning of period	—
Cash and restricted cash, end of period	$—

Supplemental Disclosures of Cash Flow and Non-Cash Information:
Reinvested distributions	$23,714,587
Cash paid for interest on loans outstanding and reverse repurchase agreements	$161,217

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2022

Financial Highlights	April 30, 2022 (Unaudited)

	PER SHARE DATA:
	Income (loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND—CLASS I
Period Ended April 30, 2022 (Unaudited)	$9.01	0.19	(0.11)	0.08
Year Ended October 31, 2021	$9.28	0.43	(0.23)	0.20
Year Ended October 31, 2020	$9.30	0.45	0.06	0.51
Year Ended October 31, 2019	$9.54	0.44	(0.19)	0.25
Year Ended October 31, 2018	$9.14	0.46	0.21	0.67
Year Ended October 31, 2017	$10.50	0.67	(1.13)	(0.46)
STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND—CLASS M
Period Ended April 30, 2022 (Unaudited)	$9.01	0.18	(0.10)	0.08
Year Ended October 31, 2021	$9.29	0.42	(0.25)	0.17
Year Ended October 31, 2020	$9.30	0.43	0.07	0.50
Year Ended October 31, 2019	$9.53	0.42	(0.18)	0.24
Year Ended October 31, 2018	$9.13	0.45	0.20	0.65
Year Ended October 31, 2017	$10.49	0.66	(1.13)	(0.47)
(1)	Net investment income per share has been calculated based on average shares outstanding during the period.
(2)	Total return represents the rate that an investor would have earned (or lost) on an investment in the Fund (assuming the reinvestment of all dividends and distributions).
(3)	Includes borrowing and investment-related expenses not covered by the Fund’s expense limitation agreement. See Note 4.
(4)	Includes less than $0.01 per share of return of capital.
(5)	Not annualized.
(6)	Annualized.

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2022

Financial Highlights	April 30, 2022 (Unaudited)

							SUPPLEMENTAL DATA AND RATIOS:
Distributions to Shareholders
Net Investment Income	Net Realized Gains	Total Distributions		Net Asset Value, End of Period	Total Return(2)		Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (Before Expense Reimbursement/ Recoupment)(3)		Ratio of Expenses to Average Net Assets (After Expense Reimbursement/ Recoupment)(3)		Ratio of Net Investment Income to Average Net Assets (Before Expense Reimbursement/ Recoupment)(3)		Ratio of Net Investment Income to Average Net Assets (After Expense Reimbursement/ Recoupment)(3)		Portfolio Turnover Rate

(0.24)	—	(0.24)		$8.85	0.89	%(5)	$1,517,686	1.69	%(6)	1.67	%(6)	4.21	%(6)	4.23	%(6)	16.34	%(5)
(0.47)	—	(0.47)		$9.01	2.16%		$1,269,044	1.73%		1.69%		4.73%		4.77%		28.45%
(0.53)	—	(0.53)		$9.28	5.73%		$886,011	1.73%		1.68%		4.87%		4.92%		50.26%
(0.49)	—	(0.49)		$9.30	2.87%		$800,883	1.71%		1.70%		4.75%		4.76%		21.85%
(0.27)	—	(0.27)		$9.54	7.41%		$815,827	1.73%		1.68%		4.87%		4.92%		27.71%
(0.90)	—	(0.90	)(4)	$9.14	(4.85%)		$910,525	1.81%		1.77%		6.78%		6.82%		29.74%

(0.23)	—	(0.23)		$8.86	0.95	%(5)	$144,985	1.78	%(6)	1.76	%(6)	4.14	%(6)	4.16	%(6)	16.34	%(5)
(0.45)	—	(0.45)		$9.01	1.90%		$148,332	1.88%		1.84%		4.57%		4.61%		28.45%
(0.51)	—	(0.51)		$9.29	5.68%		$113,008	1.87%		1.82%		4.72%		4.77%		50.26%
(0.47)	—	(0.47)		$9.30	2.78%		$116,551	1.86%		1.85%		4.61%		4.62%		21.85%
(0.25)	—	(0.25)		$9.53	7.23%		$116,356	1.88%		1.83%		4.74%		4.79%		27.71%
(0.89)	—	(0.89	)(4)	$9.13	(5.01%)		$186,748	1.96%		1.91%		6.60%		6.65%		29.74%

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2022

Financial Highlights	April 30, 2022 (Unaudited)

	PER SHARE DATA:
	Income (loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
STONE RIDGE U.S. HEDGED EQUITY FUND—CLASS I
Period Ended April 30, 2022 (Unaudited)	$13.01	(0.02)	(0.82)	(0.84)
Year Ended October 31, 2021	$10.59	(0.05)	2.66	2.61
Year Ended October 31, 2020	$10.45	0.12	0.09	0.21
Year Ended October 31, 2019	$9.82	0.08	0.64	0.72
Year Ended October 31, 2018	$11.49	—	(0.18)	(0.18)
Year Ended October 31, 2017	$10.58	(0.08)	1.45	1.37
STONE RIDGE U.S. HEDGED EQUITY FUND—CLASS M
Period Ended April 30, 2022 (Unaudited)	$12.85	(0.02)	(0.81)	(0.83)
Year Ended October 31, 2021	$10.48	(0.07)	2.64	2.57
Year Ended October 31, 2020	$10.35	0.12	0.08	0.20
Year Ended October 31, 2019	$9.72	0.06	0.64	0.70
Year Ended October 31, 2018	$11.40	(0.02)	(0.17)	(0.19)
Year Ended October 31, 2017	$10.52	(0.10)	1.44	1.34
(1)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(2)	Total return represents the rate that an investor would have earned (or lost) on an investment in the Fund (assuming the reinvestment of all dividends and distributions).
(3)	Includes borrowing and investment-related expenses not covered by the Fund’s expense limitation agreement. See Note 4.
(4)	Not annualized.
(5)	Annualized.

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2022

Financial Highlights	April 30, 2022 (Unaudited)

							SUPPLEMENTAL DATA AND RATIOS:
Distributions to Shareholders
Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)		Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (Before Expense Reimbursement/ Recoupment)(3)		Ratio of Expenses to Average Net Assets (After Expense Reimbursement/ Recoupment)(3)		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Expense Reimbursement/ Recoupment)(3)		Ratio of Net Investment Income (Loss) to Average Net Assets (After Expense Reimbursement/ Recoupment)(3)		Portfolio Turnover Rate

—	(0.64)	—	(0.64)	$11.53	(6.75	)%(4)	$30,632	1.43	%(5)	0.50	%(5)	(1.23	%)(5)	(0.30	%)(5)	0.00	%(4)
(0.19)	—	—	(0.19)	$13.01	25.00%		$40,475	1.35%		0.50%		(1.24%)		(0.40%)		0.00%
(0.02)	(0.05)	—	(0.07)	$10.59	2.02%		$54,205	1.13%		0.48%		0.52%		1.17%		0.00%
(0.08)	(0.01)	—	(0.09)	$10.45	7.40%		$147,559	1.70%		1.70%		0.78%		0.78%		0.00%
—	(1.49)	—	(1.49)	$9.82	(2.04)%		$192,725	1.58%		1.60%		(0.01%)		(0.03%)		0.00%
—	(0.46)	—	(0.46)	$11.49	13.34%		$301,447	1.55%		1.53%		(0.84%)		(0.82%)		0.00%

—	(0.64)	—	(0.64)	$11.38	(6.76	)%(4)	$2,746	1.53	%(5)	0.60	%(5)	(1.33	%)(5)	(0.40	%)(5)	0.00	%(4)
(0.20)	—	—	(0.20)	$12.85	24.79%		$3,010	1.51%		0.65%		(1.41%)		(0.55%)		0.00%
(0.02)	(0.05)	—	(0.07)	$10.48	1.90%		$2,646	1.21%		0.63%		0.58%		1.16%		0.00%
(0.06)	(0.01)	—	(0.07)	$10.35	7.24%		$12,903	1.87%		1.86%		0.63%		0.64%		0.00%
—	(1.49)	—	(1.49)	$9.72	(2.16)%		$21,534	1.73%		1.75%		(0.19%)		(0.21%)		0.00%
—	(0.46)	—	(0.46)	$11.40	13.13%		$51,341	1.68%		1.67%		(0.98%)		(0.97%)		0.00%

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2022

Consolidated Financial Highlights	April 30, 2022 (Unaudited)

	PER SHARE DATA:
	Income (loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income(2)		Net Realized and Unrealized Gains		Total from Investment Operations
STONE RIDGE DIVERSIFIED ALTERNATIVES FUND—CLASS I
Period Ended April 30, 2022 (Unaudited)	$11.19	0.11	(4)	(0.05	)(4)	0.06	(4)
Year Ended October 31, 2021	$10.42	0.14	(4)	0.95	(4)	1.09	(4)
Period Ended October 31, 2020(1)	$10.00	0.09	(4)	0.33	(4)	0.42	(4)
STONE RIDGE DIVERSIFIED ALTERNATIVES FUND—CLASS J
Period Ended April 30, 2022 (Unaudited)	$11.15	0.09	(4)	(0.04	)(4)	0.05	(4)
Year Ended October 31, 2021	$10.42	0.08	(4)	0.96	(4)	1.04	(4)
Period Ended October 31, 2020(1)	$10.00	0.08	(4)	0.34	(4)	0.42	(4)
(1)	The Fund commenced operations on May 1, 2020.
(2)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(3)	Total return represents the rate that an investor would have earned (or lost) on an investment in the Fund (assuming the reinvestment of all dividends and distributions).
(4)	Per share amounts include income and expenses of the Stone Ridge Diversified Alternatives Fund, which are shown on the Fund’s Statement of Operations. Amounts do not include the Fund’s proportionate share of the income and expenses of the underlying investor funds.
(5)	Not annualized.
(6)	Annualized.
(7)	Includes investment-related expenses not covered by the Fund’s expense limitation agreement. See Note 4.

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2022

Consolidated Financial Highlights	April 30, 2022 (Unaudited)

							SUPPLEMENTAL DATA AND RATIOS:
Distributions to Shareholders
Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(3)		Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (Before Expense Reimbursement/ Recoupment)(7)		Ratio of Expenses to Average Net Assets (After Expense Reimbursement/ Recoupment)(7)		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Expense Reimbursement/ Recoupment)(7)		Ratio of Net Investment Income (Loss) to Average Net Assets (After Expense Reimbursement/ Recoupment)(7)		Portfolio Turnover Rate

(0.78)	(0.15)	—	(0.93)	$10.32	0.54	%(5)	$411,921	1.57	%(6)	1.19	%(6)	1.66	%(6)	2.04	%(6)	14.26	%(5)
(0.26)	(0.06)	—	(0.32)	$11.19	10.70%		$201,434	2.13%		1.15%		0.30%		1.28%		33.34%
—	—	—	—	$10.42	4.20	%(5)	$20,261	3.57	%(6)	1.04	%(6)	(0.80	%)(6)	1.73	%(6)	28.54	%(5)

(0.77)	(0.15)	—	(0.92)	$10.28	0.44	%(5)	$31,435	1.85	%(6)	1.47	%(6)	1.41	%(6)	1.79	%(6)	14.26	%(5)
(0.25)	(0.06)	—	(0.31)	$11.15	10.25%		$13,115	2.35%		1.46%		(0.19)%		0.70%		33.34%
—	—	—	—	$10.42	4.20	%(5)	$5	3.64	%(6)	1.14	%(6)	(0.87	%)(6)	1.63	%(6)	28.54	%(5)

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2022

Consolidated Financial Highlights	April 30, 2022 (Unaudited)

	PER SHARE DATA:
	Income (loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income(2)	Net Realized and Unrealized Gains	Total from Investment Operations
STONE RIDGE BITCOIN STRATEGY FUND—CLASS I
Period Ended April 30, 2022	$15.40	(0.05)	(5.33)	(5.38)
Period Ended October 31, 2021(1)	$10.00	(0.04)	5.44	5.40
STONE RIDGE BITCOIN STRATEGY FUND—CLASS M
Period Ended April 30, 2022	$15.40	(0.05)	(5.33)	(5.38)
Period Ended October 31, 2021(1)	$10.00	(0.04)	5.44	5.40
(1)	The Fund commenced operations on July 30, 2021.
(2)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(3)	Total return represents the rate that an investor would have earned (or lost) on an investment in the Fund (assuming the reinvestment of all dividends and distributions).
(4)	Not annualized.
(5)	Annualized.
(6)	Includes investment-related expenses not covered by the Fund’s expense limitation agreement. See Note 4.

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2022

Consolidated Financial Highlights	April 30, 2022 (Unaudited)

							SUPPLEMENTAL DATA AND RATIOS:
Distributions to Shareholders
Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(3)		Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (Before Expense Reimbursement/ Recoupment)(6)		Ratio of Expenses to Average Net Assets (After Expense Reimbursement/ Recoupment)(6)		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Expense Reimbursement/ Recoupment)(6)		Ratio of Net Investment Income (Loss) to Average Net Assets (After Expense Reimbursement/ Recoupment)(6)		Portfolio Turnover Rate

(5.05)	—	—	(5.05)	$4.97	(41.00	%)(4)	$10,247	5.34	%(5)	1.52	%(5)	(5.19	%)(5)	(1.37	%)(5)	0.00	%(4)
—	—	—	—	$15.40	54.00	%(4)	$17,196	6.06	%(5)	1.27	%(5)	(5.98	%)(5)	(1.19	%)(5)	0.00	%(4)

(5.05)	—	—	(5.05)	$4.97	(41.03	%)(4)	$655	5.89	%(5)	1.74	%(5)	(5.72	%)(5)	(1.57	%)(5)	0.00	%(4)
—	—	—	—	$15.40	54.00	%(4)	$428	5.40	%(5)	1.41	%(5)	(5.33	%)(5)	(1.34	%)(5)	0.00	%(4)

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2022

Notes to Financial Statements	April 30, 2022 (Unaudited)

1. Organization

Stone Ridge Trust (the “Trust”) was organized as a Delaware statutory trust on September 28, 2012 and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company issuing shares in multiple series, each series representing a distinct portfolio with its own investment objectives and policies. As of April 30, 2022, the Stone Ridge High Yield Reinsurance Risk Premium Fund (the “High Yield Reinsurance Fund”), the Stone Ridge U.S. Hedged Equity Fund (the “U.S. Hedged Equity Fund”), the Stone Ridge Diversified Alternatives Fund (the “Diversified Alternatives Fund”) and the Stone Ridge Bitcoin Strategy Fund (the “Bitcoin Strategy Fund”) (and together, the “Funds”) were each series of the Trust. The High Yield Reinsurance Fund and the Bitcoin Strategy Fund are non-diversified, while the U.S. Hedged Equity Fund and the Diversified Alternatives Fund are diversified. The High Yield Reinsurance Fund commenced operations on February 1, 2013. The U.S. Hedged Equity Fund commenced operations on May 1, 2013. The Diversified Alternatives Fund commenced operations on May 1, 2020. The Bitcoin Strategy Fund commenced operations on July 30, 2021. The High Yield Reinsurance Fund, the U.S. Hedged Equity Fund and the Bitcoin Strategy Fund each offer two classes of shares to investors: Class I shares, with no front-end or back-end sales charges, and no 12b-1 fees; and Class M shares, with no front-end or back-end sales charges, and a 0.15% 12b-1 fee. The Diversified Alternatives Fund offers two classes of shares to investors: Class I shares and Class J shares, with no front-end or back-end sales charges, and no 12b-1 fees. The Funds do not charge redemption fees. There are an unlimited number of authorized shares.

On February 5, 2021, the Diversified Alternatives Fund acquired all of the assets, and assumed all of the liabilities, of the Stone Ridge All Asset Variance Risk Premium Fund (the “All Asset VRP Fund”) pursuant to a Plan of Reorganization approved by the Board of Trustees (the “Board”). Shareholders of the All Asset VRP Fund received Class I shares of the Diversified Alternatives Fund in exchange for their shares of the All Asset VRP Fund. The acquisition was accomplished by a tax-free exchange of 7,277,511 shares of the Diversified Alternatives Fund (valued at $75,727,187) for all 10,496,873 Class I shares of the All Asset VRP Fund.

For financial reporting purposes, assets received and shares issued by the Diversified Alternatives Fund were recorded at fair value; however, the cost basis of the investments received from the All Asset VRP Fund was carried forward to align ongoing reporting of the Diversified Alternatives Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The All Asset VRP Fund’s net assets at that date $75,727,187, including $1,524,541 of unrealized appreciation, $(189,247,596) of undistributed net realized losses and $6,349,431 of undistributed net investment income, were combined with those of the Diversified Alternatives Fund. The aggregate net assets of the Diversified Alternatives Fund immediately after the acquisition were $129,779,202 which had previously been $54,052,015 prior to the acquisition. Assuming the acquisition had been completed on November 1, 2020, the beginning of the Funds’ fiscal year, pro forma results of operations for the Diversified Alternatives Fund for the year ended October 31, 2021, would have been $732,282 of net investment income, $16,361,376 of net realized and unrealized gains on investments, and $17,093,658 of net increase in net assets resulting from operations. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the All Asset VRP Fund that have been included in Diversified Alternatives Fund’s statement of operations since February 5, 2021.

The investment objective of the High Yield Reinsurance Fund is to seek a high level of total return consisting of income and preservation of capital. The High Yield Reinsurance Fund pursues its investment objective by investing primarily in reinsurance-related securities, including event-linked bonds, preference shares or participation notes issued in connection with quota shares (“Quota Share Notes”), and to a lesser extent, preference shares or participation notes issued in connection with industry loss warranties (“ILW Notes”), event-linked swaps, equity securities (publicly or privately offered) and the derivatives of equity securities of companies in the reinsurance and insurance industry (collectively, “reinsurance-related securities”). The investment objective of the U.S. Hedged Equity Fund is to seek capital appreciation. The U.S. Hedged Equity Fund typically pursues its investment objective by writing (selling) call and put options related to U.S. securities. The investment objective of the Diversified Alternatives Fund is to seek total return. The Diversified Alternatives Fund pursues its investment objective by generating income from diverse investment strategies that have potential for attractive returns such as reinsurance, market risk transfer, style premium investing, alternative lending, single family real estate and healthcare royalties. The investment objective of the Bitcoin Strategy Fund is to seek capital appreciation. The Bitcoin Strategy Fund pursues its investment objective primarily by investing in bitcoin futures contracts and in pooled investment vehicles that invest directly or indirectly in bitcoin. The Bitcoin

Stone Ridge Funds	Semi-Annual Report	April 30, 2022

Notes to Financial Statements	April 30, 2022 (Unaudited)

Strategy Fund does not directly invest in bitcoin or other digital assets. As of April 30, 2022, the Bitcoin Strategy Fund held no investments in pooled investment vehicles that invest directly or indirectly in bitcoin.

The consolidated financial statements include the accounts of the Stone Ridge Diversified Alternatives Sub Fund Ltd. and the Stone Ridge Bitcoin Strategy Sub Fund Ltd. (each a “Subsidiary”), each of which is a wholly-owned and controlled subsidiary of the Diversified Alternatives Fund and the Bitcoin Strategy Fund, respectively. Reference made within this report to schedules of investments or statements of assets and liabilities refer to Consolidated Schedules of Investments or Consolidated Statement of Assets and Liabilities for the Diversified Alternatives Fund and Bitcoin Strategy Fund. All intercompany accounts and transactions have been eliminated in consolidation. The Subsidiaries gain exposure to the commodities markets by investing in commodity-linked derivatives such as commodity-linked futures, options and swaps. As of April 30, 2022, the Subsidiaries’ consolidated net assets were $71,283,498 and $4,549,711, which represented 16.1% and 41.7% of the Diversified Alternatives Fund and Bitcoin Strategy Fund’s net assets, respectively.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The financial statements have been prepared in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Funds are investment companies and apply specific accounting and financial reporting requirements under Financial Accounting Standards Board (“FASB”) Accounting Standards Topic 946, Financial Services — Investment Companies.

(a) Investment Valuation and Fair Value Measurement. The Board has approved procedures pursuant to which each Fund values its investments (the “Valuation Procedures”). The Board has established an Adviser Valuation Committee made up of employees of Stone Ridge Asset Management LLC (the “Adviser”) to which the Board has delegated responsibility for overseeing the implementation of the Valuation Procedures, including fair value determinations made on behalf of the Board.

Listed below is a summary of certain of the methods generally used currently to value investments of each Fund under the Valuation Procedures:

With respect to pricing of insurance-linked securities for which at least one designated independent broker provides a price, that price (or, if multiple designated independent brokers provide a price, the average of such prices) will be used to value the security. The Funds typically utilize an independent data delivery vendor to obtain the prices, average them and communicate the resulting value to the Administrator. If no designated independent broker provides a price for the security in question, the Adviser Valuation Committee will generally utilize prices provided by one or more other brokers that the Adviser has approved to value the security. For certain securities, an administrator or third-party manager may regularly provide net asset values that may be used to determine the price at which an investor can subscribe for or redeem an investment in that security, subject to any relevant restrictions on the timing of such subscriptions or redemptions. The Adviser Valuation Committee will generally rely upon such valuations, with any necessary adjustment to reflect relevant corporate actions (e.g., dividends paid but not yet reflected in the reported net asset value).

The Diversified Alternatives Fund’s holdings in whole loans, securitizations and certain other types of alternative lending-related securities, and the Fund’s holdings in mortgage loans, mezzanine loans and certain other types of single-family real estate debt investments, are typically fair valued based on prices provided by a third-party pricing service. Each loan and fractional loan is fair valued using inputs that take into account individual borrower-level data (e.g., payment history) that is updated periodically to reflect new information regarding the borrower or loan.

Non-prime money market funds and cash sweep programs are generally valued at amortized cost which approximates fair value.

Other debt securities, including corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, loans, mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities (except event-linked bonds) are valued by an independent pricing service at an evaluated (or estimated) mean between the closing bid and asked prices.

Stone Ridge Funds	Semi-Annual Report	April 30, 2022

Notes to Financial Statements	April 30, 2022 (Unaudited)

Reverse repurchase agreements are accounted for at amortized cost, which approximates fair value.

For investments in investment companies that are registered under the 1940 Act, the value of the shares of such funds is calculated based upon the net asset value (“NAV”) per share of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

The Diversified Alternatives Fund’s holdings in private funds are fair valued based on valuations of the Fund’s interests in such private funds provided by the managers of such private funds or their agents. Valuations will be provided to the Fund on a monthly or quarterly basis based on the interim unaudited financial statements of such private funds, and, therefore, will be estimates subject to adjustment (upward or downward) upon the completion of the audit of such financial statements and may fluctuate as a result. The Fund will perform an independent review of such valuations and will consider all relevant information, including the reliability of the pricing information provided by the managers of the private funds. The Fund may conclude, in certain circumstances, that the valuation provided by the manager of a private fund is not indicative of what actual fair value would be in an active, liquid or established market. In those circumstances, the Fund may value its interests in the private fund at a discount or a premium to the valuation it receives from the private fund. Additionally, between the monthly or quarterly dates on which such private fund provides a net asset value, the valuation of the Fund’s interest in such private fund may be adjusted more frequently based on the estimated total return that such private fund will generate during such period and other general market or private fund -specific changes the Adviser is aware of. At the end of the month or quarter, as applicable, each private investment private fund’s net asset value is adjusted based on the actual income and appreciation or depreciation realized by such private fund when the monthly or quarterly valuations and income are reported.

Equity securities (other than insurance-linked securities that are valued pursuant to the valuation methods described above) are valued at the last sale, official close or if there are no reported sales at the mean between the bid and asked price on the primary exchange on which they are traded. The values of the Funds’ investments in publicly-traded foreign equity securities generally will be the closing or final trading prices in the local trading markets but may be adjusted based on values determined by a pricing service using pricing models designed to estimate changes in the values of those securities between the times in which the trading in those securities is substantially completed and the close of the New York Stock Exchange (“NYSE”).

Exchange-traded derivatives, such as options and futures contracts, are valued at the settlement price on the exchange or mean of the bid and asked prices.

Non-exchange traded derivatives, including over-the-counter (“OTC”) options, are generally valued on the basis of valuations provided by a pricing service or using quotes provided by a broker/dealer (typically the counterparty).

Generally, the Fund must value its assets using market quotations when they are readily available. If, with respect to any portfolio instrument, market quotations are not readily available or available market quotations are deemed to be unreliable by the Adviser Valuation Committee, then such instruments will be valued as determined in good faith by the Adviser Valuation Committee. In these circumstances, the Fund determines fair value in a manner that seeks to reflect the market value of the security on the valuation date based on consideration by the Adviser Valuation Committee of any information or factors it deems appropriate.

Fair value pricing may require subjective determinations about the value of a portfolio instrument. Fair values may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by a Fund. It is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in a Fund.

A substantial portion of the Funds’ investments are U.S. dollar denominated investments. Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by a Fund could change on days when Fund shares cannot be bought or sold. The value of

Stone Ridge Funds	Semi-Annual Report	April 30, 2022

Notes to Financial Statements	April 30, 2022 (Unaudited)

investments traded in markets outside the U.S. or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed, and the NAV of a Fund’s shares may change on days when an investor is not able to purchase, redeem or exchange shares. The calculation of a Fund’s NAV may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.

The Funds adhere to authoritative fair valuation accounting standards that set out a hierarchy for measuring fair valuation inputs. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1 Inputs: quoted prices (unadjusted) in active markets for identical assets or liabilities that the Fund can access at the measurement date;

Level 2 Inputs: inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly including inputs in markets that are not considered to be active or in active markets for similar assets or liabilities, observable inputs other than quoted prices and inputs that are not directly observable but are corroborated by observable market data;

Level 3 Inputs: significant unobservable inputs for the asset or liability.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Adviser’s perceived risk of that instrument.

There were transfers between Level 2 and 3 during the reporting period. The transfers from Level 3 to Level 2 occurred because there was observable market data that became available as of April 30, 2022. The following table summarizes the inputs used to value the Funds’ investments as of April 30, 2022:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
High Yield Reinsurance Fund
Assets
Event-Linked Bonds
Europe	$—	$457,344	$4,324,967	$4,782,311
Global	—	222,543,531	1,000,600	223,544,131
Jamaica	—	15,820,000	—	15,820,000
Japan	—	62,331,501	—	62,331,501
Mexico	—	17,694,133	—	17,694,133
United States	—	994,453,658	15,947,249	1,010,400,907
Total Event-Linked Bonds	—	1,313,300,167	21,272,816	1,334,572,983
Quota Shares and Other Reinsurance-Related Securities
Participation Notes(1)(2)	—	—	106,576,780	106,576,780
Preference Shares(1)	—	—	133,811,908	133,811,908
Total Quota Shares and Other Reinsurance-Related Securities	—	—	240,388,688	240,388,688
Money Market Funds	103,334,449	—	—	103,334,449

Total Assets	$103,334,449	$1,313,300,167	$261,661,504	$1,678,296,120

Stone Ridge Funds	Semi-Annual Report	April 30, 2022

Notes to Financial Statements	April 30, 2022 (Unaudited)

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
U.S. Hedged Equity Fund(3)
Assets
Purchased Options	$1,200	$—	$—	$1,200
Money Market Funds	225,409	—	—	225,409
U.S. Treasury Bills	—	33,927,098	—	33,927,098

Total Assets	$226,609	$33,927,098	$—	$34,153,707
Liabilities
Written Options	$460,880	$239,875	$—	$700,755

Total Liabilities	$460,880	$239,875	$—	$700,755

Diversified Alternatives Fund
Assets
Asset-Backed Securities	$—	$—	$21,612,037	$21,612,037
Investment Companies—Open End	224,709,479	—	—	224,709,479
Purchased Options	1,986,815	860,175	—	2,846,990
Money Market Funds	36,181,056	—	—	36,181,056
U.S. Treasury Bills	—	123,469,964	—	123,469,965
Whole Loan Consumer Loans	—	—	28,100,296	28,100,296

Total Assets	$262,877,350	$124,330,139	$49,712,333	$436,919,822
Liabilities
Written Options	$16,266,404	$2,185,139	$—	$18,451,543

Total Liabilities	$16,266,404	$2,185,139	$—	$18,451,543
Other Financial Instruments*
Unrealized appreciation on forward currency contracts	$—	$7,233,043	$—	$7,233,043
Unrealized depreciation on forward currency contracts	—	(4,649,293)	—	(4,649,293)
Unrealized appreciation on futures contracts	8,146,852	—	—	8,146,852
Unrealized depreciation on futures contracts	(5,429,638)	—	—	(5,429,638)

Total	$2,717,214	$2,583,750	$—	$5,300,964

Bitcoin Strategy Fund
Assets
Foreign Government Agency Bonds	$—	$5,509,459	$—	$5,509,459
Money Market Funds	7,538,746	—	—	7,538,746
U.S. Treasury Bills	—	9,984,305	—	9,984,305

Total Assets	$7,538,746	$15,493,764	$—	$23,032,510
Other Financial Instruments*
Unrealized depreciation on futures contracts	$(362,194)	$—	$—	$(362,194)

Total	$(362,194)	$—	$—	$(362,194)

(1)	For further security characteristics, see the Funds’ Schedules of Investments.
(2)	Includes Level 3 investments with values of zero.
(3)

The Fund measures Level 3 activity as of the beginning and end of each financial reporting period. For the period ended April 30, 2022, the Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, the reconciliation of assets and liabilities in which significant unobservable inputs (Level 3 securities) was used in determining fair value is not applicable.

*	Other financial instruments are derivatives, such as futures and forward currency contracts. These instruments are reflected at the unrealized appreciation (depreciation) on the instrument.

Stone Ridge Funds	Semi-Annual Report	April 30, 2022

Notes to Financial Statements	April 30, 2022 (Unaudited)

Below	is a reconciliation that details the activity of securities in Level 3 during the period ended April 30, 2022:

	HIGH YIELD REINSURANCE FUND			DIVERSIFIED ALTERNATIVES FUND
	EVENT- LINKED BONDS	PARTICIPATION NOTES	PREFERENCE SHARES	ASSET-BACKED SECRUTIES	WHOLE LOAN CONSUMER LOANS
Beginning Balance—November 1, 2021	$6,069,513	$83,949,955	$125,333,720	$12,053,281	$—
Acquisitions	21,345,188	81,867,171	15,000,000	11,929,105	29,319,076
Dispositions/Paydowns	(5,509,221)	(61,885,726)	—	—	(1,028,106)
Realized gain (loss)	140,600	550,434	—	—	(6,103)
Return of capital	—	(22,505)	(5,875,152)	(1,740,916)	—
Change in unrealized appreciation (depreciation)	(698,686)	2,117,451	(646,660)	(629,433)	(181,792)
Amortization of premium	—	—	—	—	(2,779)
Net transfers in/(out) of Level 3	(74,578)	—	—	—	—
Ending Balance—April 30, 2022	$21,272,816	$106,576,780	$133,811,908	$21,612,037	$28,100,296

As of April 30, 2022, the change in unrealized appreciation (depreciation) on Level 3 positions still held in the High Yield Reinsurance Fund was $(446,078) for Event-Linked Bonds, $2,611,603 for Participation Notes, and $(646,660) for Preference Shares. As of April 30, 2022, the change in unrealized appreciation (depreciation) on positions still held in the Diversified Alternatives Fund was $(629,433) for Asset-Backed Securities and $(181,792) for Whole Loan Consumer Loans.

Unobservable inputs for event-linked bonds, participation notes, and preference shares included losses from severe weather events, other natural and non-natural catastrophes and insurance and reinsurance premiums. Significant decreases in premiums or increases in losses related to severe weather or other natural and non-natural catastrophes in isolation would result in a significantly lower fair value measurement. Participation notes and preference shares are monitored daily for significant events that could affect the value of the instruments. The value of asset-backed securities is determined by the forecast performance of alternative lending loans and single-family rental homes in each security’s respective underlying asset pool and the priority the security has with respect to the cash flows of such assets. Because the securities have exposure to the underlying loans and homes, any deterioration of the assets may result in a markdown of fair values.

Whole Loans are valued using a discounted cash flow framework that takes into account the original purchase price, the scheduled loan payments, and forecast losses. The loss forecasts are based on industry and platform historical loan performance, as well as evaluation of the current underwriting environment. Higher expectations of losses, due to factors such as rising delinquencies on a platform’s loans or a deteriorating macroeconomic environment, would result in a markdown of fair values.

The following table summarizes the significant quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of April 30, 2022.

High Yield Reinsurance Fund

TYPE OF SECURITY	INDUSTRY	FAIR VALUE AT 4/30/22	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS	RANGE	WEIGHTED AVERAGE(1)
Event-Linked Bonds	Financial Services	$9,500,000	Insurance industry loss model	Estimated losses: Estimated premium earned:	$0.7MM-$0.7MM $0.8MM-$0.8MM	$0.7MM $0.8MM

Participation Notes	Financial Services	$78,280,419	Insurance industry loss model	Estimated losses: Estimated premium earned:	$0.0MM-$7.2MM $0.4MM-$7.8MM	$5.1MM $6.0MM

Preference Shares	Financial Services	$116,613,329	Insurance industry loss model	Estimated losses: Estimated premium earned:	$0.1MM-$37.1MM $0.0MM-$30.8MM	$9.8MM $14.7MM

(1)	Weighted by relative fair value.

Stone Ridge Funds	Semi-Annual Report	April 30, 2022

Notes to Financial Statements	April 30, 2022 (Unaudited)

The Level 3 securities listed above were fair valued by the Adviser Valuation Committee. Other Level 3 securities not listed above were priced using indicative bids and have a value equal to $11,772,816 for Event-Linked Bonds, $28,296,361 for Participation Notes and $17,198,579 for Preference Shares.

Diversified Alternatives Fund

TYPE OF SECURITY	INDUSTRY	FAIR VALUE AT 4/30/2022	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS	RANGE	WEIGHTED AVERAGE
Asset-Backed Securities	Financial Services	$21,612,037	Discounted Cash Flow	Constant Prepament Rate Constant Default Rate Severity Discount Rate	0.00%-24.17% 0.00%-24.93% 90.00%-100.00% 5.25%-17.00%	6.94% 4.92% 94.90% 8.99%

Whole Loans—Consumer Loans	Financial Services	$28,100,296	Discounted Cash Flow	Loss-Adjusted Discounted Rate Projected Loss Rate	5.95%-12.45% 3.53%-27.30%	9.21% 13.46%

Derivative Transactions — The Funds engaged in derivatives for hedging and speculative purposes during the period ended April 30, 2022. The U.S. Hedged Equity Fund, the Diversified Alternatives Fund and the Bitcoin Strategy Fund also engaged in derivatives to generate income from premiums. The use of derivatives included options, forwards and futures.

Futures Contracts — The Funds may purchase and sell futures contracts. The Diversified Alternatives Fund and the Bitcoin Strategy Fund held futures contracts during the period ended April 30, 2022. The High Yield Reinsurance Fund and Diversified Alternatives Fund use futures contracts to hedge interest rate and foreign exchange rate exposure. The U.S. Hedged Equity Fund uses futures contracts to maintain appropriate equity market exposure. The Bitcoin Strategy Fund uses futures contracts to maintain appropriate bitcoin market exposure. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Upon entering into a contract, the Funds deposit and maintain as collateral, an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract the Funds agree to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains and losses. Variation margin is settled daily. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. In connection with physically-settled futures contracts, the Funds are required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. The amount of the segregated assets is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

The average notional amount of futures contracts during the period ended April 30, 2022, was as follows:

	DIVERSIFIED ALTERNATIVES FUND	BITCOIN STRATEGY FUND
Total long futures contracts	$149,843,546	$13,358,761
Total short futures contracts	167,280,347	—

Options — The Funds may purchase and write call or put options on securities and indices and enter into related closing transactions. The Funds write put and call options to earn premium income. The U.S. Hedged Equity Fund and Diversified Alternatives Fund wrote call or put options during the period ended April 30, 2022. With exchange-traded options, there is minimal counterparty credit risk to the Funds since options are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. OTC options are customized agreements between the parties. With OTC options, there is no clearinghouse guarantee against default, thus OTC options are subject to the risk that the counterparty will not fulfill its obligations under the contract. As the writer of a call option, the Funds have the obligation to sell the security at the exercise price during or at the expiration of the exercise period. As a writer of a put option, the Funds have the obligation to buy the underlying security at the exercise price

Stone Ridge Funds	Semi-Annual Report	April 30, 2022

Notes to Financial Statements	April 30, 2022 (Unaudited)

during or at the expiration of the exercise period. The premium that the Fund pays when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of the option.

A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (the exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during or at the expiration of the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Funds realize a gain or loss from the sale of the security (or closing of the short sale).

Options on indices are similar to options on securities, except that upon exercise index options require cash payments and do not involve the actual purchase or sale of securities.

The average market values of purchased and written options for the period ended April 30, 2022, were as follows:

	U.S. HEDGED EQUITY FUND	DIVERSIFIED ALTERNATIVES FUND
Purchased Options	$848	$992,735
Written Options	383,199	12,211,928

Forward Currency Contracts — The Diversified Alternatives Fund enters into forward currency contracts. When entering into a forward currency contract, in the case of a deliverable contract the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date or in the case of a non-deliverable contract to settle the equivalent in U.S. dollar. The Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. These instruments may involve market risk from movements in currencies or credit risk from the possible inability of counterparties to meet the terms of their contracts. The average notional amount of forward currency contracts during the period ended April 30, 2022 was $102,051,697 for long contracts and $108,808,835 for short contracts.

The tables below reflect the values of derivative assets and liabilities as reflected in the Statement of Assets and Liabilities.

	ASSET DERIVATIVES
	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
U.S. Hedged Equity Fund
Options
Equity contracts	Investments, at fair value	$1,200

Diversified Alternatives Fund
Forwards
Foreign exchange contracts	Unrealized appreciation on forward currency contracts	7,233,043

Futures
Commodity contracts	Net assets—Unrealized appreciation*	4,525,265
Equity contracts	Net assets—Unrealized appreciation*	1,832,092
Foreign exchange contracts	Net assets—Unrealized appreciation*	1,789,494

Options
Commodity contracts	Investments, at fair value	2,106,632
Equity contracts	Investments, at fair value	170,450
Foreign exchange contracts	Investments, at fair value	569,908

*	Reflects cumulative unrealized appreciation of futures contracts as reported in the Schedule of Investments.

Stone Ridge Funds	Semi-Annual Report	April 30, 2022

Notes to Financial Statements	April 30, 2022 (Unaudited)

	LIABILITY DERIVATIVES
	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
U.S. Hedged Equity Fund
Written options
Equity contracts	Written options, at fair value	$700,755

Diversified Alternatives Fund
Forwards
Foreign exchange contracts	Unrealized depreciation on forward currency contracts	4,649,293

Futures
Commodity contracts	Net assets—Unrealized depreciation*	3,602,839
Equity contracts	Net assets—Unrealized depreciation*	1,826,798

Written options
Commodity contracts	Written options, at fair value	9,275,548
Equity contracts	Written options, at fair value	2,739,634
Foreign exchange contracts	Written options, at fair value	6,436,361

Bitcoin Strategy Fund
Futures
Commodity contracts	Net assets—Unrealized depreciation*	$362,194

*	Reflects cumulative unrealized depreciation of futures contracts as reported in the Schedule of Investments.

The tables below reflect the effect of derivative instruments on the Statement of Operations for the period ended April 30, 2022.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES TRANSACTIONS
	FORWARD CURRENCY CONTRACTS	FUTURES CONTRACTS	PURCHASED OPTIONS(1)	WRITTEN OPTIONS	TOTAL
U.S. Hedged Equity Fund
Equity contracts	$—	$—	$(34,001)	$(1,974,928)	$(2,008,929)

Diversified Alternatives Fund
Commodity contracts	—	(27,746,906)	—	23,351,888	(4,395,018)
Equity contracts	—	2,446,867	468,876	8,446,171	11,361,914
Foreign exchange contracts	(3,772,927)	(7,999,258)	1,606,415	8,299,599	(1,866,171)

Bitcoin Strategy Fund
Commodity contracts	—	(6,965,228)	—	—	(6,965,228)

CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION) ON DERIVATIVES TRANSACTIONS
	FORWARD CURRENCY CONTRACTS	FUTURES CONTRACTS	PURCHASED OPTIONS(1)	WRITTEN OPTIONS	TOTAL
U.S. Hedged Equity Fund
Equity contracts	$—	$—	$10	$(328,540)	$(328,530)

Diversified Alternatives Fund
Commodity contracts	—	2,867,369	(1,330,415)	(1,871,165)	(334,211)
Equity contracts	—	(258,353)	69,941	(1,675,467)	(1,863,879)
Foreign exchange contracts	3,028,253	1,656,548	197,213	(3,154,118)	1,727,896

Bitcoin Strategy Fund
Commodity contracts	—	(331,827)	—	—	(331,827)

(1)	Purchased options are included in realized loss from unaffiliated issuers and change in unrealized depreciation from unaffiliated issuers on the Statement of Operations.

Stone Ridge Funds	Semi-Annual Report	April 30, 2022

Notes to Financial Statements	April 30, 2022 (Unaudited)

A reverse repurchase agreement is the sale by a fund of a security to a party for a specified price, with the simultaneous agreement by the fund to repurchase that security from that party on a future date at a higher price. Reverse repurchase agreements involve the risk that the counterparty will become subject to bankruptcy or other insolvency proceedings or fail to return a security to a fund. In such situations, a fund may incur losses as a result of a possible decline in the value of the underlying security during the period while a fund seeks to enforce its rights, a possible lack of access to income on the underlying security during this period, or expenses of enforcing its rights. The Funds will segregate assets determined to be liquid by the Adviser or otherwise cover its obligation under the reverse repurchase agreement.

(b) Offsetting on the Statement of Assets and Liabilities. Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”) intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset on the Statement of Assets and Liabilities, and disclose instruments and transactions subject to master netting or similar agreements. In addition, in January 2013, the FASB issued Accounting Standards Update No. 2013-1 “Clarifying the Scope of Offsetting Assets and Liabilities” specifying exactly which transactions are subject to offsetting disclosures. The scope of the disclosure requirement is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities lending transactions. The International Swap and Derivative Association agreements specify collateral posting arrangements. Under the agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under an agreement with a counterparty in a given account exceeds a specified threshold.

The Diversified Alternatives Fund is subject to a netting arrangements, which govern the terms of certain transactions with select counterparties. The netting arrangements allow the Diversified Alternatives Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The netting arrangements also specify collateral posting arrangements at prearranged exposure levels.

High Yield Reinsurance Fund

LIABILITIES:	GROSS AMOUNT OF RECOGNIZED LIABILITIES	GROSS AMOUNT OFFSET IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES	NET AMOUNTS PRESENTED IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES	GROSS AMOUNTS NOT OFFSET IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
				FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED	NET AMOUNT
Reverse Repurchase Agreements	$5,000,000	$—	$5,000,000	$—	$(5,000,000)	$—
	$5,000,000	$—	$5,000,000	$—	$(5,000,000)	$—

Stone Ridge Funds	Semi-Annual Report	April 30, 2022

Notes to Financial Statements	April 30, 2022 (Unaudited)

Diversified Alternatives Fund

ASSETS:	GROSS AMOUNT OF RECOGNIZED LIABILITIES	GROSS AMOUNT OFFSET IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES	NET AMOUNTS PRESENTED IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES	GROSS AMOUNTS NOT OFFSET IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
				FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED	NET AMOUNT
Forward Currency Contracts	$7,233,043	$—	$7,233,043	$(7,233,043)	$—	$—
Purchased Options	2,846,990	—	2,846,990	(2,846,990)	—	—
	$10,080,033	$—	$10,080,033	$(10,080,033)	$—	$—

LIABILITIES:				FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED	NET AMOUNT
Forward Currency Contracts	$4,649,293	$—	$4,649,293	$(7,233,043)	$2,583,750	$—
	$4,649,293	$—	$4,649,293	$(7,233,043)	$2,583,750	$—

(c) Use of Estimates. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(d) Indemnifications. In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements cannot be known; however, the Funds expect any risk of loss to be remote.

(e) Federal Income Taxes. The Funds qualify and intend to continue to qualify as “regulated investment companies” (“RICs”) under Subchapter M of the Internal Revenue Code of 1986, as amended. As RICs, the Funds will not be subject to federal income tax to the extent they distribute substantially all of their net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required.

(f) Reverse Repurchase Agreements. The Funds intend to enter into reverse repurchase agreements with banks and brokers, with the Funds as the initial seller of securities to the banks or brokers. In this case, a reverse repurchase agreement involves a sale by a fund of portfolio securities concurrently with an agreement by a fund to repurchase the same securities at a later date at a fixed price. During the reverse repurchase agreement period, an individual fund continues to receive principal and interest payments on the securities.

If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, a fund’s use of proceeds from the sale of its securities may be restricted while the other party or its trustee or receiver determines whether to honor the fund’s right to repurchase the securities. Furthermore, in that situation a fund may be unable to recover the securities it sold in connection with a reverse repurchase agreement and as a result would realize a loss equal to the difference between the value of the securities and the payment it received for them. This loss would be greater to the extent the buyer paid less than the value of the securities the fund sold to it (e.g., a buyer may only be willing to pay $95 for a security with a market value of $100). A fund’s use of reverse repurchase agreements also subjects the fund to interest costs based on the difference between the sale and repurchase price of a security involved in such a transaction. Additionally, reverse repurchase agreements entail the same risks as OTC derivatives. These include the risk that the counterparty to the reverse repurchase agreement may not be able to fulfill its obligations, that the parties may disagree as to the meaning or application of contractual terms, or that the instrument may not perform as expected. Reverse repurchase agreements and dollar rolls are not considered borrowings by a fund for purposes of the fund’s fundamental investment restriction on borrowings if the fund covers its obligations under these transactions or maintains liquid assets equal in value to its obligations in respect of these transactions.

Stone Ridge Funds	Semi-Annual Report	April 30, 2022

Notes to Financial Statements	April 30, 2022 (Unaudited)

The gross obligations for secured borrowing by the type of collateral pledged and remaining time to maturity is as follows:

High Yield Reinsurance Fund

REVERSE REPURCHASE AGREEMENTS	OVERNIGHT AND CONTINUOUS	UP TO 30 DAYS	30-90 DAYS	GREATER THAN 90 DAYS	TOTAL
Event Linked Bonds	$—	$5,000,000	$—	$—	$5,000,000
Total	$—	$5,000,000	$—	$—	$5,000,000

Bitcoin Strategy Fund

REVERSE REPURCHASE AGREEMENTS	OVERNIGHT AND CONTINUOUS	UP TO 30 DAYS	30-90 DAYS	GREATER THAN 90 DAYS	TOTAL
Foreign Government Agency	$—	$—	$5,270,078	$—	$5,270,078
Treasury Bills	—	9,951,060			$9,951,060
Total	$—	$9,951,060	$5,270,078	$—	$15,221,138

(g) Event-Linked Bonds. Event-linked bonds are variable rate debt securities for which the return of principal and payment of interest are contingent on the non-occurrence of a specified trigger event(s) that leads to economic and/or human loss, such as an earthquake of a particular magnitude or a hurricane of a specific category. The most common type of event-linked bonds is known as “catastrophe” or “CAT” bonds. In most cases, the trigger event(s) will not be deemed to have occurred unless the event(s) happened in a particular geographic area and was of a certain magnitude (based on independent scientific readings) and/or caused a certain amount of actual or modeled loss. If the trigger event(s) occurs prior to a bond’s maturity, the High Yield Reinsurance Fund or the Diversified Alternatives Fund may lose all or a portion of its principal and forgo additional interest. In this regard, event-linked bonds typically have a special condition that states that if the sponsor suffers a loss from a particular pre-defined catastrophe or other event that results in physical and/or economic loss, then the issuer’s obligation to pay interest and/or repay the principal is either deferred or completely forgiven. For example, if the High Yield Reinsurance Fund or the Diversified Alternatives Fund holds a bond that covers a sponsor’s losses due to a hurricane with a “trigger” at $1 billion and a hurricane hits causing $1 billion or more in losses to such sponsor, then the Fund will lose all or a portion of its principal invested in the bond and forgo any future interest payments. If the trigger event(s) does not occur, the Fund will recover its principal plus interest. Interest typically accrues and is paid on a quarterly basis for the specified duration of the bond, as long as the trigger event(s) does not occur. Although principal typically is repaid only on the maturity date, it may be repaid in installments, depending on the terms of the bond, as long as the trigger event(s) does not occur. The High Yield Reinsurance Fund may invest in event-linked bonds directly or indirectly through certain derivative instruments. The High Yield Reinsurance Fund or the Diversified Alternatives Fund may pursue other types of event-linked derivative strategies using derivative instruments that are typically contingent, or formulaically related to defined trigger events. Trigger events may include hurricanes, earthquakes and weather-related phenomena, non-natural catastrophes, such as plane crashes, or other events resulting in a specified level of physical or economic loss, such as mortality or longevity.

(h) Quota Share Notes. Investments in Quota Share Notes provide exposure to a form of proportional reinsurance in which an investor participates in the premiums and losses of a reinsurer’s portfolio according to a pre-defined percentage. For example, under a 20% quota-share agreement, a special purpose vehicle (“SPV”) would obtain 20% of all premiums of the subject portfolio while being responsible for 20% of all claims, and the High Yield Reinsurance Fund or the Diversified Alternatives Fund, as a holder of a Quota Share Note issued by the SPV, would be entitled to its pro rata share of the premiums received by the SPV and would be responsible for its pro rata share of the claims up to the total amount invested.

(i) ILW Notes. ILW Notes provide exposure to a transaction through which one party (typically, an insurance company or reinsurance company, or a reinsurance-related asset manager) purchases protection based on the total loss arising from a catastrophic event to the entire insurance industry rather than the losses of any particular insurer. For example, the buyer of a “$100 million limit U.S. Wind ILW attaching at $20 billion” will pay an upfront premium to a protection writer (i.e., the reinsurer or an SPV) and in return will receive $100 million if total losses to the insurance industry from a single

Stone Ridge Funds	Semi-Annual Report	April 30, 2022

Notes to Financial Statements	April 30, 2022 (Unaudited)

U.S. hurricane exceed $20 billion. The industry loss ($20 billion in this case) is often referred to as the “trigger” and is reported by an independent third party after an event has occurred. The amount of protection offered by the contract ($100 million in this case) is referred to as the “limit.” ILW Notes could also provide exposure to transactions linked to an index not linked to insurance industry losses, such as wind speed or earthquake magnitude and location. The High Yield Reinsurance Fund or the Diversified Alternatives Fund, as a holder of an ILW Note, would be entitled to a return linked to the premium paid by the sponsor and the occurrence or non-occurrence of the trigger event.

(j) Alternative Lending. Alternative lending, which is sometimes referred to as peer-to-peer lending, online lending or marketplace lending, is a method of financing in which an alternative lending platform facilitates the borrowing and lending of money while generally not relying on deposits for capital to fund loans. It is considered an alternative to more traditional debt financing done through a bank. There are several different models of alternative lending but, very generally, a platform typically matches consumers, small or medium-sized businesses or other types of borrowers with investors that are interested in gaining investment exposure to the loans made to such borrowers. Prospective borrowers are usually required to provide or give access to certain financial information to the platform, such as the intended purpose of the loan, income, employment information, credit score, debt-to-income ratio, credit history (including defaults and delinquencies) and home ownership status, and, in the case of small business loans, business financial statements and personal credit information regarding any guarantor, some of which information is made available to prospective lenders. Often, platforms charge fees to borrowers to cover these screening and administrative costs. Based on this and other relevant supplemental information, the platform usually assigns its own credit rating to the borrower and sets the interest rate for the requested borrowing. Platforms then post the borrowing requests online and investors may choose among the loans, based on the interest rates the loans are expected to yield less any servicing or origination fees charged by the platform or others involved in the lending arrangement, the background data provided on the borrowers, and the credit rating assigned by the platform. In some cases, a platform partners with a bank to originate a loan to a borrower, after which the bank sells the loan to the platform or directly to the investor; alternatively, some platforms may originate loans themselves. Some investors, including the Fund, may not review the particular characteristics of the loans in which they invest at the time of investment, but rather negotiate in advance with platforms the general criteria of the investments. Other alternative lending platforms are non-traditional intermediaries. Unlike marketplace lenders, non-traditional intermediaries do not themselves (either alone or working with a bank) originate loans. Instead, they intermediate sales of loans originated by more traditional lenders to buyers that utilize alternative sources of capital (i.e., capital other than bank deposits). Platforms may set minimum eligibility standards for borrowers to participate in alternative lending arrangements and may limit the maximum permitted borrowings. Depending on the purpose and nature of the loan, its term may, for example, be as short as six months or shorter, or as long as thirty years or longer. Set forth below is additional information about some of the Fund’s alternative lending-related investments.

(k) Whole Loans. When the Diversified Alternatives Fund invests directly or indirectly in whole loans, it typically purchases all rights, title and interest in the loans pursuant to a loan purchase agreement directly from the platform or its affiliate. The platform or a third-party servicer typically continues to service the loans, collecting payments and distributing them to investors, less any servicing fees assessed against the Fund, and the servicing entity typically will make all decisions regarding any modification, forbearance or other form of relief that may be provided to a borrower experiencing financial hardship and acceleration or enforcement of the loans following any default by a borrower. Where a platform or its affiliate acts as the loan servicer, there is typically a backup servicer in place in case that platform or affiliate ceases or fails to perform these servicing functions. The Diversified Alternatives Fund, as an investor in a whole loan, would be entitled to receive payment only from the borrower and/or any guarantor, and would not be able to recover any deficiency from the platform, except under very narrow circumstances, which may include fraud by the borrower in some cases. The whole loans in which the Diversified Alternatives Fund may invest may be secured or unsecured. Cash segregated for the purchase of whole loans, if any, is located in Deposits for Issuing Loans on the Consolidated Statement of Assets and Liabilities. As of April 30, 2022, there was no cash segregated for the purchase of whole loans.

(l) Loan Participations. The Diversified Alternatives Fund may invest in participation interests in whole loans, which are typically originated by an alternative lending platform in partnership with a bank. When the Fund invests in participation interests, the Diversified Alternatives Fund typically purchases a fractional or full economic interest in the underlying whole loans and the originating bank retains the legal title to such loans. As with the Diversified Alternatives Fund’s investments in whole loans, the alternative lending platform or a third party servicer typically continues to service the

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Notes to Financial Statements	April 30, 2022 (Unaudited)

loans, collecting payments and distributing them to investors in the loan participations, less any servicing fees assessed against the Diversified Alternatives Fund, and the servicing entity typically will make all decisions regarding any modification, forbearance or other form of relief that may be provided to a borrower experiencing financial hardship and acceleration or enforcement of the loans following any default by a borrower. The servicing entity may distribute payments of principal and interest from the borrower directly to the Fund as a holder of participation interests. Alternatively, the Diversified Alternatives Fund may receive payments of principal and interest as passed through by the bank originating the whole loans and issuing the participation interests.

(m) Pass-Through Certificates. The Diversified Alternatives Fund may invest in pass-through certificates, which are a form of asset-backed security that is backed by a pool of whole loans originated or sourced by one or more alternative lending platforms and that represents the right of the holder to receive specified distributions in respect of such whole loans; specifically, holders are entitled to receive payments on account of principal and interest payments made by borrowers on the underlying loans, as well as proceeds from the sale or liquidation of any loan underlying the pass-through certificate, net of fees, expenses and other amounts payable to the issuer, trustee, originating platform(s) or other third parties as required. Unlike many other asset-backed securities, pass-through certificates are generally not issued with multiple tranches; instead, all holders of a particular certificate share a pro rata interest in the underlying pool of whole loans and distributions with respect thereto.

(n) Other Asset-Backed Securities. The Diversified Alternatives Fund may invest in, and sells certain of its alternative lending-related investments to, securitization vehicles, formed by alternative lending platforms or third parties for the purpose of acquiring alternative lending-related investments and issuing securities, the payments on which are funded by payments received on such entities’ underlying investments. Such asset-backed securities, including mortgage-backed securities, may be issued in different tranches of debt and residual equity interests with different rights and preferences. The Diversified Alternatives Fund may hold any tranche of such asset-backed securities. The volume and frequency of the Diversified Alternatives Fund’s sales of pools of loans to securitization vehicles may increase as a more active and reliable secondary market develops over time.

(o) Shares, Certificates, Notes or Other Securities. The Diversified Alternatives Fund may invest in shares, certificates, notes or other securities representing the right to receive principal and interest payments due on fractions of whole loans or pools of whole loans. The platform or a separate special purpose entity organized by or on behalf of the platform may hold the whole loans underlying such investments on its books and issue to the Diversified Alternatives Fund, as an investor, a share, certificate, note or other security, the payments on which track and depend upon the borrower payments on the underlying loans. As with whole loans, the platforms or third-party servicers typically continue to service the underlying loans on which the performance of such securities is based. Such securities may be linked to any of the types of whole loans in which the Diversified Alternative Fund may invest directly. Such securities may also track fractions of a whole loan. These securities may be sold through publicly registered offerings or through unregistered private offerings.

(p) Equity Securities. The Diversified Alternatives Fund may invest directly or indirectly in equity securities of both non-U.S. and U.S. companies.

(q) Distributions to Shareholders. The Funds intend to distribute to their shareholders any net investment income and any net realized long- or short-term capital gains, if any, at least annually. Distributions are recorded on ex-dividend date. The Funds each may periodically make reclassifications among certain of their capital accounts as a result of the characterization of certain income and realized gains determined annually in accordance with federal tax regulations that may differ from GAAP.

(r) Foreign Securities and Currency Transactions. The Funds’ books and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e., market value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange. The Funds do not isolate that portion of results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

The High Yield Reinsurance Fund may invest in reinsurance-related securities issued by foreign sovereigns and foreign entities that are corporations, partnerships, trusts or other types of business entities. Because the majority of

Stone Ridge Funds	Semi-Annual Report	April 30, 2022

Notes to Financial Statements	April 30, 2022 (Unaudited)

reinsurance-related security issuers are domiciled outside the United States, the High Yield Reinsurance Fund will normally invest a significant amount of its assets in non-U.S. entities. Accordingly, the High Yield Reinsurance Fund may invest without limitation in securities issued by non-U.S. entities, including those in emerging market countries. Certain SPVs in which the High Yield Reinsurance Fund invests may be sponsored by non-U.S. insurers that are not subject to the same regulation as that to which U.S. ceding insurers are subject. Such SPVs may pose a greater risk of loss, for example due to less stringent underwriting and/or risk-retention requirements. The High Yield Reinsurance Fund’s investments will consist primarily of event-linked bonds, Quota Share Notes, Excess of Loss Notes and ILW Notes that provide the High Yield Reinsurance Fund with contractual rights under the terms of the bond issuance. While the contractual rights of such instruments are similar whether they are issued by a U.S. issuer or a non-U.S. issuer, there may be certain additional risks associated with non-U.S. issuers. For example, foreign issuers could be affected by factors not present in the United States, including expropriation, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information, potential difficulties in enforcing contractual obligations, and increased costs to enforce applicable contractual obligations outside the United States. Fluctuations in foreign currency exchange rates and exchange controls may adversely affect the market value of the High Yield Reinsurance Fund’s investments in foreign securities. Settlements of securities transactions in foreign countries are subject to risk of loss, may be delayed and are generally less frequent than in the United States, which could affect the liquidity of the High Yield Reinsurance Fund’s assets.

If the Funds invest in foreign issuers by purchasing American Depositary Receipts (“ADRs”) (U.S. dollar-denominated depositary receipts issued generally by banks and representing the deposit with the bank of a security of a non-U.S. issuer; ADRs are publicly traded on exchanges or over-the counter in the United States), the Funds are exposed to credit risk with respect to the issuer of the ADR, in addition to the risks of the underlying foreign securities.

(s) Allocation of Income, Expenses, Gains/Losses. Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of each fund are allocated daily to each share class based upon the ratio of net assets represented by each class as a percentage of the net assets of each fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most expenses are allocated based on average net assets, with the exception of 12b-1 fees, which are expensed at 0.15% of average daily net assets of the Class M shares.

(t) Other. Investment transactions are recorded on the trade date. Dividend income, less any foreign tax withheld, is recognized on the ex-dividend date and interest income is recognized on an accrual basis, including amortization/accretion of premiums or discounts. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the constant yield method.

(u) Restricted Securities. The Funds may invest a substantial portion of their assets in securities that are restricted, but eligible for purchase and sale by certain qualified institutional buyers, as defined in Rule 144A under the Securities Act of 1933, as amended, as well as other restricted securities. Restricted securities may be resold in transactions that are exempt from registration under Federal securities laws or if the securities are publicly registered. Restricted securities may be deemed illiquid.

(v) REIT Distributions. The character of distributions received from real estate investment trusts (“REITs”) held by the Funds is generally made up of net investment income, capital gains, and return of capital. It is the policy of the Funds to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Funds’ records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(w) Rule 18f-4. In October 2020, the SEC adopted new regulations governing the use of derivatives and certain related instruments by registered investment companies (“Rule 18f-4”). Rule 18f-4 will impose limits on the amount of derivatives a Fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. In addition, when the Funds come into compliance with Rule 18f-4, the Funds’ treatment of investments or trading practices that involve contractual obligations to pay in the future will change. Most such investments or trading

Stone Ridge Funds	Semi-Annual Report	April 30, 2022

Notes to Financial Statements	April 30, 2022 (Unaudited)

practices will be considered to be derivatives under Rule 18f-4. For certain investments, such as reverse repurchase agreements and similar financing transactions, a Fund will have the option to either treat all such transactions as (1) senior securities under Section 18 of the 1940 Act, in which case they would be subject to the 300% asset coverage requirement set forth therein, or (2) derivatives subject to Rule 18f-4. The Bitcoin Strategy Fund currently complies with Rule 18f-4, and the other Funds will be required to comply with Rule 18f-4 by August 19, 2022. It is not currently clear what impact, if any, Rule 18f-4 will have on the availability, liquidity or performance of derivatives. The Adviser is currently evaluating the potential impact of Rule 18f-4 on the Funds. When fully implemented, Rule 18f-4 may require changes in how a Fund uses derivatives, adversely affect the Funds’ performance and increase costs related to the Funds’ use of derivatives.

(x) New Accounting Pronouncements. In March 2020, FASB issued Accounting Standards Update 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”) and in January 2021, the FASB issued Accounting Standards Update 2021-01, Reference Rate Reform (Topic 848): Scope (“ASU 2021-01), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank offered rates as of the end of 2021. The temporary relief provided by ASU 2020-04 and ASU 2021-01 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 and ASU 2021-01 on the Fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform. Management is also currently actively working with other financial institutions and counterparties to modify contracts as required by applicable regulation and within regulatory deadlines.

(y) COVID-19. The COVID-19 pandemic, which began in December 2019 and has spread worldwide, has caused many governments to implement measures to slow the spread of the outbreak through quarantines, travel restrictions, heightened border scrutiny, vaccine requirements and other measures. The outbreak, along with more recent COVID-19 variants, and government measures taken in response have also had a significant impact, both directly and indirectly, on businesses and commerce, as worker shortages have occurred, supply chains have been disrupted, production has been suspended and demand for certain goods and services, such as medical services and supplies, has spiked, while demand for other goods and services, such as travel, has fallen. Supply chain disruptions have led to increased costs, inventory shortages, shipping delays and an inability to meet customer demands. The impact of the COVID-19 pandemic has adversely affected the economies of many nations and the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of capital markets and other markets generally in potentially significant and unforeseen ways. The COVID-19 crisis has also exacerbated other pre-existing political, social and economic risks in certain countries or globally. Other public health crises that may arise in the future could have similar or other unforeseen effects. The duration of the COVID-19 outbreak or any such future outbreak and its effects cannot be determined with certainty. The COVID-19 outbreak has led, and in the future the COVID-19 outbreak and new COVID-19 variants or other future public health crises could lead, to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Funds’ investments, and financial results.

3. Federal Tax Matters

Provisions for federal income taxes or excise taxes have not been made because the Funds intend to be taxed as RICs and intend to distribute substantially all taxable income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to RICs. Distributions from net realized gains for book purposes may include short-term capital gains which are included as ordinary income to shareholders for tax purposes. Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. The reclassifications have no effect on net assets or NAV per share.

Stone Ridge Funds	Semi-Annual Report	April 30, 2022

Notes to Financial Statements	April 30, 2022 (Unaudited)

For the year(period) October 31, 2021, the effect of permanent “book/tax” reclassifications resulted in increases and decreases to components of the Funds’ net assets as follows:

	TOTAL DISTRIBUTABLE EARNINGS/(LOSS)	PAID IN CAPITAL
High Yield Reinsurance Fund	$—	$—
U.S. Hedged Equity Fund	—	—
Diversified Alternatives Fund	(7,929,456)	7,929,456
Bitcoin Strategy Fund	(5,948,684)	5,948,684

These differences primarily relate to realized foreign currency gains/(losses), investments in passive foreign investment companies and controlled foreign corporations, and impact of net operating losses in taxable income.

	HIGH YIELD REINSURANCE RISK PREMIUM FUND	U.S. HEDGED EQUITY FUND	DIVERSIFIED ALTERNATIVES FUND	BITCOIN STRATEGY FUND
Tax cost of investments	$1,496,027,242	$43,652,731	$222,377,101	$35,756,081
Unrealized appreciation	24,462,549	747	5,048,165	313,608
Unrealized depreciation	(82,566,268)	(3,627)	(15,706,689)	(6,269,874)
Net unrealized appreciation (depreciation)	(58,103,719)	(2,880)	(10,658,524)	(5,956,266)
Undistributed ordinary income	19,902,839	1,051,242	13,559,046	5,900,502
Undistributed long-term gain (capital loss carryover)	(109,162,020)	978,765	(56,229,267)	—
Distributable earnings	(89,259,181)	2,030,007	(42,670,221)	5,900,502
Other accumulated earnings (loss)	7,977,215	—	(88,563)	—
Total accumulated gain (loss)	$(139,385,685)	$2,027,127	$(53,417,308)	$(55,764)

The tax character of distributions paid during the year/period ended October 31, 2021 was as follows:

	ORDINARY INCOME	LONG-TERM CAPITAL GAIN	RETURN OF CAPITAL	TOTAL
High Yield Reinsurance Fund	$60,490,801	$—	$—	$60,490,801
U.S. Hedged Equity Fund	816,245	—	—	816,245
Diversified Alternatives Fund	825,885	—	—	825,885
Bitcoin Strategy Fund	—	—	—	—

Each of the Funds designate as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the funds related to net capital gain to zero for the tax year ended October 31, 2021.

The tax character of distributions paid during the year/period ended October 31, 2020 was as follows:

	ORDINARY INCOME	LONG-TERM CAPITAL GAIN	RETURN OF CAPITAL	TOTAL
High Yield Reinsurance Fund	$54,271,775	$—	$—	$54,271,775
U.S. Hedged Equity Fund	352,775	705,138	—	1,057,913
Diversified Alternatives Fund	—	—	—	—
Bitcoin Strategy Fund	—	—	—	—

Stone Ridge Funds	Semi-Annual Report	April 30, 2022

Notes to Financial Statements	April 30, 2022 (Unaudited)

As of October 31, 2021 certain Funds have tax basis capital losses which may be carried forward indefinitely to offset future capital gains as shown below:

	SHORT-TERM	LONG-TERM	TOTAL
High Yield Reinsurance Fund	$(9,109,106)	$(100,052,914)	$(109,162,020)
U.S. Hedged Equity Fund	—	—	—
Diversified Alternatives Fund(1)	(44,915,145)	(14,268,400)	(59,183,545)
Bitcoin Strategy Fund	—	—	—

(1)

Tax basis short-term capital losses of $(45,379,316) and long-term capital losses of $(14,415,855) were transferred from the All Asset VRP Fund to the Diversified Alternatives Fund as a result of the acquisition of the former by the latter on February 5, 2021. Utilization of these losses is subject to limitation under IRC Section 382.

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year/period ended October 31, 2021, or for any other tax years which are open for exam. As of October 31, 2021, open tax years include the periods ended October 31, 2019, 2020 and 2021. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year/period ended October 31, 2021, the Funds did not incur any interest or penalties.

4. Agreements

(a) Investment Management Agreement. The Adviser is the Funds’ investment adviser and was organized as a Delaware limited liability company in 2012. The Adviser’s primary business is to provide a variety of investment management services, including an investment program for the Funds.

As compensation for its services, the Adviser is paid by the High Yield Reinsurance Fund a fee, computed daily and paid monthly in arrears, at the annual rate of 1.50% of the Fund’s average daily net assets. As compensation for its services, the Adviser is paid by the U.S. Hedged Equity Fund a fee, computed daily and paid monthly in arrears, at the annual rate of 0.50% of the Fund’s average daily net assets. As compensation for its services, the Adviser is paid by the Diversified Alternatives Fund a fee, computed daily and paid monthly in arrears, at the annual rate of (i) 0.00% of the Fund’s average daily net assets invested in any other fund advised by the Adviser and (ii) 1.50% of the Fund’s average daily net assets invested in other investments. As compensation for its services, the Adviser is paid by the Bitcoin Strategy Fund a fee, computed daily and paid monthly in arrears, at the annual rate of 0.50% of the Fund’s average daily net assets.

Through February 28, 2023 for the High Yield Reinsurance Fund and the U.S. Hedged Equity Fund, the Adviser has agreed to waive its advisory fee and/or pay or otherwise bear operating and other expenses of the Funds or classes thereof (excluding brokerage and transactional expenses, borrowing and other investment-related costs and fees including interest and commitment fees, short dividend expense, acquired fund fees and expenses, taxes, litigation and indemnification expenses, judgments and extraordinary expenses not incurred in the ordinary course of the Funds’ business collectively, the (“Excluded Expenses”)) solely to the extent necessary to limit the Funds’ total annual fund operating expenses, other than the Excluded Expenses, to 1.70% for Class I shares and 1.85% for Class M shares of the High Yield Reinsurance Fund (prior to March 1, 2022, 1.65% for Class I shares and 1.80% for Class M shares), and 0.50% for the Class I shares and 0.65 % for the Class M shares of the U.S. Hedged Equity Fund. Through February 28, 2023 for the Diversified Alternatives Fund, the Adviser has agreed to waive its advisory fee and/or pay or otherwise bear operating and other expenses of the Fund or classes thereof (excluding the Fund’s investment management fee, financial intermediary fees and expenses (including shareholder servicing fees and expenses, sub-transfer agency servicing fees and expenses and fees and expenses for custodial services rendered to shareholders), brokerage and transactional expenses; borrowing and other investment-related costs and fees including interest payments on borrowed funds, loan servicing fees, loan collection and administration fees and expenses; interest and commitment fees; short dividend expense; acquired fund fees and expenses; taxes; litigation and indemnification expenses; judgments; and extraordinary expenses not incurred in the ordinary course of the Fund’s business (collectively, the “Excluded Diversified Alternatives Expenses”)) solely to the extent necessary to limit the Diversified Alternatives Fund’s total annual fund operating expenses, other than Excluded Diversified Alternatives Expenses, to 0.40% for the Class I and Class J shares of the Diversified Alternatives Fund (prior to January 22, 2021, 0.55% for the Class J shares, previously Class M shares, of the Diversified Alternatives Fund). Through February 28, 2023 for the Bitcoin Strategy Fund, the Adviser has agreed to waive its advisory fee and/or pay or otherwise bear operating and other expenses of the Fund or classes thereof (excluding the Bitcoin Strategy Fund’s investment management fee, brokerage and transactional expenses, borrowing

Stone Ridge Funds	Semi-Annual Report	April 30, 2022

Notes to Financial Statements	April 30, 2022 (Unaudited)

and other investment-related costs and fees including interest payments on borrowed funds, interest and commitment fees, short dividend expense, acquired fund fees and expenses, taxes, litigation and indemnification expenses, judgments and extraordinary expenses not incurred in the ordinary course of the Funds’ business collectively, the (“Excluded Bitcoin Strategy Expenses”)) solely to the extent necessary to limit the Funds’ total annual fund operating expenses, other than the Excluded Bitcoin Strategy Expenses, to 0.50% for Class I shares and 0.65% for Class M shares of the Bitcoin Strategy Fund. With respect to each Fund, the Adviser is permitted to recoup in later periods expenses attributable to a Class that the Adviser has paid or otherwise borne (whether through reduction of its advisory fee or otherwise) to the extent that the expenses for the Class of shares fall below the annual limitation rate in effect at the time of the actual waiver/reimbursement and to the extent that they do not cause the Class to exceed the annual rate in effect at the time of the recoupment. However, the Adviser shall not be, and under the expense limitation agreements that were in place during the period covered by this report the Adviser was not, permitted to recoup any such fees or expenses beyond three years from the month end in which the Adviser reduced a fee or reimbursed an expense. The Adviser has waived and recouped amounts as disclosed in each Fund’s Statement of Operations. As of April 30, 2022, the remaining amount of waived fees subject to be recouped in future years are as follows:

FUND	REMAINING AMOUNT TO BE RECOUPED (EXPIRING BY OCTOBER 31, 2022)	REMAINING AMOUNT TO BE RECOUPED (EXPIRING BY OCTOBER 31, 2023)	REMAINING AMOUNT TO BE RECOUPED (EXPIRING BY OCTOBER 31, 2024)	REMAINING AMOUNT TO BE RECOUPED (EXPIRING BY OCTOBER 31, 2025)
High Yield Reinsurance Fund	$42,804	$480,007	$563,960	$118,497
U.S. Hedged Equity Fund	203	650,643	384,371	176,157
Diversified Alternatives Fund	—	287,870	1,388,393	630,991
Bitcoin Strategy Fund	—	—	161,263	244,319

(b) Custodian, Administrator and Transfer Agent. The custodian to the Trust is U.S. Bank, N.A. The administrator and transfer agent to the Trust is U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (the “Transfer Agent”), an affiliate of U.S. Bank, N.A.

(c) Distributor. ALPS Distributors, Inc. (the “Distributor”) serves as the Funds’ distributor.

5. Distribution and Service Arrangements

Financial intermediaries may provide varying investment products, programs, platforms and accounts for the benefit of shareholders. Such intermediaries generally charge fees in connection with a variety of services, which may include (i) personal and account maintenance services, sub-transfer agency services and custodial services rendered to shareholders who are customers of the intermediary, including electronic transmission and processing of orders, electronic fund transfers between shareholders and the relevant Fund, reinvestment of distributions, settlement and reconciliation of transactions, liaising with the Transfer Agent, facilitation of electronic delivery to shareholders of Fund documentation, monitoring shareholder accounts for back-up withholding and any other special tax reporting obligations, maintenance of books and records with respect to the foregoing, and other similar services (fees for such services, “servicing fees”) and/or (ii) activities or expenses primarily intended to result in the sale of shares (fees for such services, if any, “distribution fees” and, together with servicing fees, “intermediary fees”). Such fees may be based on the number of accounts or may be a percentage of the average value of accounts for which the intermediary provides services, and are intended to compensate intermediaries for their provision of services of the type that would be provided by the Transfer Agent or other service providers if the shares were registered on the books of the relevant Fund. The Funds do not believe that any portion of fees currently paid to financial intermediaries are distribution fees.

For the High Yield Reinsurance Fund, U.S. Hedged Equity Fund and the Bitcoin Strategy Fund, intermediary fees may be paid pursuant to a Distribution Plan (“12b-1 Plan”) adopted by each Fund with respect to its Class M shares, at the maximum annual rate of 0.15% of each Fund’s average daily net assets attributable to Class M. These fees are paid out of each Fund’s Class M shares’ assets on an ongoing basis and may be administered or facilitated by the Distributor. Because Rule 12b-1 fees are paid out of each Fund’s Class M shares’ assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges. The Adviser performs certain services and incurs certain expenses through its employees who are registered representatives of a broker-dealer with respect to the promotion of each Fund’s Class M shares and the Adviser also performs certain services in connection with the servicing of shareholders. If amounts remain from the Rule 12b-1 fees after the

Stone Ridge Funds	Semi-Annual Report	April 30, 2022

Notes to Financial Statements	April 30, 2022 (Unaudited)

intermediaries have been paid, such amounts may be used to compensate the Adviser for the services it provides and for the expenses it bears. The Distributor does not retain any portion of the Rule 12b-1 fees. To the extent that there are expenses associated with shareholder services that exceed the amounts payable pursuant to the 12b-1 Plan, the Class M shares of each Fund will bear such expenses. For Class I shares of each Fund, the Adviser pays all intermediary fees.

For the Diversified Alternatives Fund, intermediary fees may be paid out of the Fund’s Class J shares’ assets on an ongoing basis. Because these intermediary fees are paid out of the Fund’s Class J shares’ assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of charges. For Class J shares, the Adviser pays a portion of the intermediary fees, and the Class J shares bear the remainder. For Class I shares, the Adviser pays all intermediary fees.

6. Offering Costs

Offering costs include state registration fees and legal fees regarding the preparation of the initial registration statement. Offering costs are accounted for as deferred costs until operations begin and are then amortized to expense over twelve months on a straight-line basis. Certain offering costs totaling $178,570 have been advanced by the Adviser. These will be recovered in the first year of the Bitcoin Strategy Fund’s operations. The total amount of the offering costs incurred by the Fund is estimated at approximately $179,945.

7. Related Parties

Certain officers of the Trust are also employees of the Adviser. The officers, with the exception of the Chief Compliance Officer, are not compensated by the Trust. The Trust pays a portion of the Chief Compliance Officer’s salary.

8. Investment Transactions

For the period ended April 30, 2022, aggregate purchases and sales of securities (excluding short-term securities) by the Funds were as follows:

	HIGH YIELD REINSURANCE FUND	U.S. HEDGED EQUITY FUND	DIVERSIFIED ALTERNATIVES FUND	BITCOIN STRATEGY FUND
Purchases	$401,971,690	$—	$194,431,519	$—
Sales	241,078,327	—	26,464,936	—
U.S. Government Security Purchases	—	—	—	—
U.S. Government Security Sales	—	—	—	—

9. Capital Share Transactions

HIGH YIELD REINSURANCE FUND - CLASS I	PERIOD ENDED APRIL 30, 2022	YEAR ENDED OCTOBER 31, 2021
Shares sold	52,371,123	76,480,738
Shares issued to holders in reinvestment of dividends	2,308,100	3,458,347
Shares redeemed	(24,131,776)	(34,496,558)
Net increase in shares	30,547,447	45,442,527
Shares outstanding:
Beginning of period	140,878,629	95,436,102
End of period	171,426,076	140,878,629

Stone Ridge Funds	Semi-Annual Report	April 30, 2022

Notes to Financial Statements	April 30, 2022 (Unaudited)

HIGH YIELD REINSURANCE FUND - CLASS M	PERIOD ENDED APRIL 30, 2022	YEAR ENDED OCTOBER 31, 2021
Shares sold	2,510,566	7,572,208
Shares issued to holders in reinvestment of dividends	373,321	589,564
Shares redeemed	(2,974,080)	(3,869,437)
Net increase (decrease) in shares	(90,193)	4,292,335
Shares outstanding:
Beginning of period	16,461,267	12,168,932
End of period	16,371,074	16,461,267

U.S. HEDGED EQUITY FUND - CLASS I	PERIOD ENDED APRIL 30, 2022	YEAR ENDED OCTOBER 31, 2021
Shares sold	82,636	695,181
Shares issued to holders in reinvestment of dividends	97,796	53,768
Shares redeemed	(635,057)	(2,755,909)
Net decrease in shares	(454,625)	(2,006,960)
Shares outstanding:
Beginning of period	3,111,830	5,118,790
End of period	2,657,205	3,111,830

U.S. HEDGED EQUITY FUND - CLASS M	PERIOD ENDED APRIL 30, 2022	YEAR ENDED OCTOBER 31, 2021
Shares sold	99,484	3,707
Shares issued to holders in reinvestment of dividends	11,692	4,338
Shares redeemed	(104,101)	(26,258)
Net increase (decrease) in shares	7,075	(18,213)
Shares outstanding:
Beginning of period	234,229	252,442
End of period	241,304	234,229

DIVERSIFIED ALTERNATIVES FUND - CLASS I	PERIOD ENDED APRIL 30, 2022	YEAR ENDED OCTOBER 31, 2021
Shares sold	22,992,873	11,900,940
Shares sold in connection with acquisition(1)	—	7,277,511
Shares issued to holders in reinvestment of dividends	1,457,004	77,113
Shares redeemed	(2,543,874)	(3,204,044)
Net increase in shares	21,906,003	16,051,520
Shares outstanding:
Beginning of period	17,995,651	1,944,131
End of period	39,901,654	17,995,651

DIVERSIFIED ALTERNATIVES FUND - CLASS J	PERIOD ENDED APRIL 30, 2022	YEAR ENDED OCTOBER 31, 2021
Shares sold	2,010,635	1,185,543
Shares issued to holders in reinvestment of dividends	94,234	29
Shares redeemed	(222,134)	(10,371)
Net increase in shares	1,882,735	1,175,201
Shares outstanding:
Beginning of period	1,175,701	500
End of period	3,058,436	1,175,701

Stone Ridge Funds	Semi-Annual Report	April 30, 2022

Notes to Financial Statements	April 30, 2022 (Unaudited)

BITCOIN STRATEGY FUND - CLASS I(2)	PERIOD ENDED APRIL 30, 2022	PERIOD ENDED OCTOBER 31, 2021
Shares sold	137,658	1,119,610
Shares issued to holders in reinvestment of dividends	935,109	—
Shares redeemed	(128,341)	(2,706)
Net increase in shares	944,426	1,116,904
Shares outstanding:
Beginning of period	1,116,904	—
End of period	2,061,330	1,116,904

BITCOIN STRATEGY FUND - CLASS M(2)	PERIOD ENDED APRIL 30, 2022	PERIOD ENDED OCTOBER 31, 2021
Shares sold	91,559	28,612
Shares issued to holders in reinvestment of dividends	32,186	—
Shares redeemed	(19,647)	(830)
Net increase in shares	104,098	27,782
Shares outstanding:
Beginning of period	27,782	—
End of period	131,880	27,782

(1)	On February 5, 2021, the Diversified Alternatives Fund acquired the All Asset VRP Fund.
(2)	Commenced operations on July 30, 2021.

10. Transactions with Affiliate

The following issuers may be deemed to be affiliated with the Funds during the period ended April 30, 2022. As defined in Section (2)(a)(3) of the 1940 Act, such issuers are:

DIVERSIFIED ALTERNATIVES FUND(1)
STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM—CLASS I
November 1, 2021 Balance
Shares	12,171,767
Cost	$110,858,686
Additions
Shares	15,967,596
Cost	$141,830,264
Reductions
Shares	2,748,461
Cost	$24,959,899
April 30, 2022 Balance
Shares	25,390,902
Cost	$227,729,051
Value	$224,709,479
Dividend Income	$3,580,264
Realized Gain/(Loss)	$(459,898)
Change in Unrealized Depreciation	$(1,828,504)

(1)	The Diversified Alternatives Fund is not paying advisory fees on its holdings of the High Yield Reinsurance Fund as the Adviser is paid an advisory fee from the High Yield Reinsurance Fund.

11. Financing Facility

The High Yield Reinsurance Fund obtains leverage through a 29-day rolling facility (the “Facility”). The Facility, when drawn, is secured by the Fund’s assets, particularly catastrophe bonds which are posted as collateral. The Facility’s maximum withdraw capacity is $125,000,000.

Stone Ridge Funds	Semi-Annual Report	April 30, 2022

Notes to Financial Statements	April 30, 2022 (Unaudited)

Through the period ended April 30, 2022, the High Yield Reinsurance Fund’s maximum borrowing was $37,250,000 and average borrowing was $7,287,370. This borrowing resulted in interest expenses of $60,549 at a weighted average interest rate of 1.65% and is included in the High Yield Reinsurance Fund’s Statement of Operations. As of April 30, 2022, the High Yield Reinsurance Fund had an outstanding balance of $5,000,000.

The Funds may obtain leverage through borrowings in seeking to achieve their investment objectives. The Funds share an umbrella line of credit. For the High Yield Reinsurance Fund, the Diversified Alternatives Fund, and the Bitcoin Strategy Fund the umbrella line of credit takes the form of a secured loan agreement, which is effective November 28, 2017, through October 22, 2022. The umbrella line of credit has a maximum withdrawal capacity of the lesser of 33.3% the net market value of collateral posted by High Yield Reinsurance Fund and Diversified Alternatives Fund, 33.3% of net assets of the U.S. Hedged Equity Fund, and 10% of net market value of the Bitcoin Strategy Fund, or $75,000,000 across all funds: provided, further, that no more than $10,000,000 can be outstanding under U.S Hedged Equity’s unsecured line of credit.

For the U.S. Hedged Equity Fund, the umbrella line of credit takes the form of an unsecured loan agreement, which is effective June 6, 2018, through October 22, 2022. During the period ended April 30, 2022, the U.S. Hedged Equity Fund’s maximum borrowing was $1,060,000 and average borrowing was $995,000. This borrowing resulted in interest expenses of $249 at a weighted average interest rate of 2.25%. These amounts are included in other expenses on the U.S. Hedged Equity Fund’s Statement of Operations. As of April 30, 2022, the Fund did not have an outstanding loan balance.

12. Subsequent Events Evaluation

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure resulting from subsequent events through the date the financial statements were issued. The evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

Stone Ridge Funds	Semi-Annual Report	April 30, 2022

Expense Examples (Unaudited)

As a shareholder of the Fund(s), you incur ongoing costs, including investment advisory fees, distribution and/or shareholder servicing fees, and other Fund expenses, which are indirectly paid by shareholders. This example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2021 through April 30, 2022.

Actual Expenses

The first line on each table below provides information about actual account values and actual expenses. However, the table does not include shareholder specific fees, such as the $15.00 fee charged for wire redemptions by the Funds’ transfer agent. The table also does not include portfolio trading commissions and related trading costs. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example For Comparison Purposes

The second line on each table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratios for each share class of the Funds and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other fund. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relevant total cost of owning different funds.

Stone Ridge High Yield Reinsurance Risk Premium Fund — Class I

	BEGINNING ACCOUNT VALUE NOVEMBER 1, 2021	ENDING ACCOUNT VALUE APRIL 30, 2022	EXPENSES PAID DURING PERIOD* NOVEMBER 1, 2021 – APRIL 30, 2022
Actual	$1,000.00	$1,008.90	$8.32
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.51	$8.35

*	Expenses are equal to the share class’s annualized six-month expense ratio of 1.67%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the partial year period.

Stone Ridge High Yield Reinsurance Risk Premium Fund — Class M

	BEGINNING ACCOUNT VALUE NOVEMBER 1, 2021	ENDING ACCOUNT VALUE APRIL 30, 2022	EXPENSES PAID DURING PERIOD* NOVEMBER 1, 2021 – APRIL 30, 2022
Actual	$1,000.00	$1,009.50	$8.77
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.07	$8.80

*	Expenses are equal to the share class’s annualized six-month expense ratio of 1.76%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the partial year period.

Stone Ridge Funds	Semi-Annual Report	April 30, 2022

Expense Examples (Unaudited)

Stone Ridge U.S. Hedged Equity Fund — Class I

	BEGINNING ACCOUNT VALUE NOVEMBER 1, 2021	ENDING ACCOUNT VALUE APRIL 30, 2022	EXPENSES PAID DURING PERIOD* NOVEMBER 1, 2021 – APRIL 30, 2022
Actual	$1,000.00	$932.50	$2.40
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.32	$2.51

*	Expenses are equal to the share class’s annualized six-month expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the partial year period.

Stone Ridge U.S. Hedged Equity Fund — Class M

	BEGINNING ACCOUNT VALUE NOVEMBER 1, 2021	ENDING ACCOUNT VALUE APRIL 30, 2022	EXPENSES PAID DURING PERIOD* NOVEMBER 1, 2021 – APRIL 30, 2022
Actual	$1,000.00	$932.50	$2.87
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.82	$3.01

*	Expenses are equal to the share class’s annualized six-month expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the partial year period.

Stone Ridge Diversified Alternatives Fund — Class I

	BEGINNING ACCOUNT VALUE NOVEMBER 1, 2021	ENDING ACCOUNT VALUE APRIL 30, 2022	EXPENSES PAID DURING PERIOD* NOVEMBER 1, 2021 – APRIL 30, 2022
Actual	$1,000.00	$1,005.40	$5.92
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.89	$5.96

*	Expenses are equal to the share class’s annualized six-month expense ratio of 1.19%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the partial year period.

Stone Ridge Diversified Alternatives Fund — Class J

	BEGINNING ACCOUNT VALUE NOVEMBER 1, 2021	ENDING ACCOUNT VALUE APRIL 30, 2022	EXPENSES PAID DURING PERIOD* NOVEMBER 1, 2021 – APRIL 30, 2022
Actual	$1,000.00	$1,004.40	$7.31
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.50	$7.35

*	Expenses are equal to the share class’s annualized six-month expense ratio of 1.47%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the partial year period.

Stone Ridge Funds	Semi-Annual Report	April 30, 2022

Expense Examples (Unaudited)

Stone Ridge Bitcoin Strategy Fund — Class I

	BEGINNING ACCOUNT VALUE NOVEMBER 1, 2021	ENDING ACCOUNT VALUE APRIL 30, 2022	EXPENSES PAID DURING PERIOD* NOVEMBER 1, 2021 – APRIL 30, 2022
Actual	$1,000.00	$590.00	$5.99
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.26	$7.60

*	Expenses are equal to the share class’s annualized six-month expense ratio of 1.52%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the partial year period.

Stone Ridge Bitcoin Strategy Fund — Class M

	BEGINNING ACCOUNT VALUE NOVEMBER 1, 2021	ENDING ACCOUNT VALUE APRIL 30, 2022	EXPENSES PAID DURING PERIOD* NOVEMBER 1, 2021 – APRIL 30, 2022
Actual	$1,000.00	$589.70	$6.86
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.17	$8.70

*	Expenses are equal to the share class’s annualized six-month expense ratio of 1.74%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the partial year period.

Stone Ridge Funds	Semi-Annual Report	April 30, 2022

Additional Information (Unaudited)

1. Shareholder Notification of Federal Tax Status

For the fiscal year ended October 31, 2021, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

PERCENTAGES
High Yield Reinsurance Fund	0.00%
U.S. Hedged Equity Fund	0.00%
Diversified Alternatives Fund	0.00%
Bitcoin Strategy Fund	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year October 31, 2021 was as follows:

PERCENTAGES
High Yield Reinsurance Fund	0.00%
U.S. Hedged Equity Fund	0.00%
Diversified Alternatives Fund	0.00%
Bitcoin Strategy Fund	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

PERCENTAGES
High Yield Reinsurance Fund	0.00%
U.S. Hedged Equity Fund	0.00%
Diversified Alternatives Fund	18.01%
Bitcoin Strategy Fund	0.00%

The percentage of taxable ordinary income distributions that are designated as interest related dividends under Internal Revenue Section 871(k)(1)(C) for each Fund were as follows:

PERCENTAGES
High Yield Reinsurance Fund	0.00%
U.S. Hedged Equity Fund	98.41%
Diversified Alternatives Fund	1.48%
Bitcoin Strategy Fund	0.00%

Shareholders should not use the above information to prepare their tax returns. Since the Funds’ fiscal year is not the calendar year, another notification is available with respect to calendar year 2021. Such notification, which reflects the amount to be used by calendar year taxpayers on their Federal income tax returns, will be made in conjunction with shareholder year-end tax reporting in February 2022. Shareholders are advised to consult their own tax advisors with respect to the tax consequences of their investment in the Fund.

2. Availability of Quarterly Portfolio Holdings Schedules

The Funds are required to file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Funds’ filings on Part F of Form N-PORT are available without charge on the SEC’s website, www.sec.gov, or upon request by calling 1.855.609.3680.

3. Proxy Voting Policies and Procedures and Proxy Voting Record

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request by calling 1.855.609.3680 and on the SEC’s website, www.sec.gov.

Stone Ridge Funds	Semi-Annual Report	April 30, 2022

Additional Information (Unaudited)

The Funds are required to file how they voted proxies related to portfolio securities during the most recent 12-month period ended June 30. The information is available without charge, upon request by calling 1.855.609.3680 and on the SEC’s website, www.sec.gov.

4. Liquidity Risk Management Program

The Funds have adopted a liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the 1940 Act for the purpose of assessing and managing the Funds’ liquidity risk, which is the risk that a Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Board has designated the Adviser to administer the Program, and the Adviser has established a Liquidity Risk Management Committee to be responsible for the Program’s operation. Under the Program, the Liquidity Risk Management Committee manages the Funds’ liquidity risk by monitoring the liquidity of each Fund’s investments, limiting the amount of each Fund’s illiquid investments, and utilizing various risk management tools available to the Funds for meeting shareholder redemptions, among other means. From November 1, 2021, through April 30, 2022, the Program supported the Funds’ ability to honor redemption requests timely and the Adviser’s management of the Funds’ liquidity risk. There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to each Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which it may be subject.

Stone Ridge Funds	Semi-Annual Report	April 30, 2022

Investment Adviser

Stone Ridge Asset Management LLC

510 Madison Avenue, 21st Floor

New York, NY 10022

Independent Registered Public Accounting Firm

Ernst & Young LLP

700 Nicollet Mall, Suite 500

Minneapolis, MN 55402

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

Custodians

U.S. Bank, N.A.

1555 North RiverCenter Drive, Suite 302

Milwaukee, WI 53212

Millennium Trust Company, LLC

2001 Spring Road #700

Oak Brook, IL 60523

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1000

Denver, CO 80203

Administrator, Transfer Agent and Dividend Disbursing Agent

U.S. Bancorp Fund Services, LLC,

doing business as U.S. Bank Global Fund Services

615 East Michigan Street

Milwaukee, WI 53202

Stone Ridge Funds P.O. Box 701 Milwaukee, WI 53201-0701 855-609-3680 www.stoneridgefunds.com	SQSEMI

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The registrant’s President and Treasurer have reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the registrant’s service providers.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)

(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Stone Ridge Trust

By (Signature and Title) /s/ Ross Stevens
Ross Stevens, President, Chief Executive Officer and
Principal Executive Officer

Date 7/6/22

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Ross Stevens
Ross Stevens, President, Chief Executive Officer and
Principal Executive Officer

Date 7/6/22

By (Signature and Title) /s/ Anthony Zuco
Anthony Zuco, Treasurer, Principal Financial Officer, Chief
Financial Officer and Chief Accounting Officer

Date 7/6/22